INVESCO VALUE MUNICIPAL INCOME TRUST
INVESCO VALUE MUNICIPAL BOND TRUST
INVESCO VALUE MUNICIPAL SECURITIES
INVESCO VALUE MUNICIPAL TRUST

1555 Peachtree Street, N.E.
Atlanta, GA 30309
(800) 341-2929

NOTICE OF JOINT ANNUAL MEETING OF SHAREHOLDERS
To Be Held on July 17, 2012

Notice is hereby given to holders of common shares of beneficial interest (“Common Shares”) of Invesco Value Municipal Bond Trust (“IMC”), Invesco Value Municipal Securities (“IMS”), Invesco Value Municipal Trust (“IMT,” and together with IMC and IMS, the “Target Funds”), and Invesco Value Municipal Income Trust (the “Acquiring Fund” or “IIM”) that the Funds will hold a joint annual meeting of shareholders (the “Meeting”) on July 17, 2012, at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Meeting will begin at 1:00 p.m., Eastern time. The Target Funds and the Acquiring Fund collectively are referred to as the “Funds” and each is referred to individually as a “Fund.” At the Meeting, holders of Common Shares (“Common Shareholders”) will be asked to vote on the following proposals:

1) For each Fund, approval of an Agreement and Plan of Redomestication that provides for the reorganization of such Fund as a Delaware statutory trust.

2) Approval of the merger of each Target Fund into the Acquiring Fund, which shall require the following shareholder actions:

(a) For each Target Fund, approval of an Agreement and Plan of Merger that provides for such Target Fund to merge with and into the Acquiring Fund.

(b) For the Acquiring Fund, approval of the following sub-proposals:

(i) Approval of an Agreement and Plan of Merger that provides for IMC to merge with and into the Acquiring Fund.

(ii) Approval of an Agreement and Plan of Merger that provides for IMS to merge with and into the Acquiring Fund.

(iii) Approval of an Agreement and Plan of Merger that provides for IMT to merge with and into the Acquiring Fund.

3) For the Acquiring Fund, approval of an amendment to the Fund’s advisory agreement that increases the Fund’s advisory fee.

4) For each Fund, the election of six Trustees to its Board of Trustees.

Each Fund may also transact such other business as may properly come before the Meeting or any adjournment or postponement thereof.

Common Shareholders of record as of the close of business on May 25, 2012, are entitled to notice of, and to vote at, the Meeting or any adjournment or postponement thereof. Holders of the Acquiring Fund’s, IMC’s and IMT’s preferred shares of beneficial interest, whose voting instructions are being separately solicited, will also vote on certain matters at the Meeting.

The Board of Trustees of each Fund requests that you vote your shares by either (i) completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or (ii) voting by telephone or via the internet using the instructions on the proxy card. Please vote your shares promptly regardless of the number of shares you own.

Each Target Fund’s governing documents provide that shareholders do not have dissenters’ appraisal rights, and each Target Fund does not believe that its shareholders are entitled to appraisal rights in connection with its merger.

Each Fund’s Board unanimously recommends that you cast your vote “FOR” the above proposals and “FOR ALL” the Trustee nominees as described in the Joint Proxy Statement/Prospectus.

Mr. Philip Taylor
President and Principal Executive Officer

June 8, 2012

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE JOINT
ANNUAL MEETING OF SHAREHOLDERS TO BE HELD JULY 17, 2012:

The proxy statement and annual report to shareholders are available at www.invesco.com/us.

Invesco Value Municipal Income Trust
Invesco Value Municipal Bond Trust
Invesco Value Municipal Securities
Invesco Value Municipal Trust
1555 Peachtree Street, N.E.
Atlanta, GA 30309
(800) 341-2929

JOINT PROXY STATEMENT/PROSPECTUS
June 8, 2012
Introduction

This Joint Proxy Statement/Prospectus (the “Proxy Statement”) contains information that holders of common shares of beneficial interest (“Common Shares”) of Invesco Value Municipal Bond Trust (“IMC”), Invesco Value Municipal Securities (“IMS”), Invesco Value Municipal Trust (“IMT,” and together with IMC and IMS, the “Target Funds”), and Invesco Value Municipal Income Trust (the “Acquiring Fund” or “IIM”) should know before voting on the proposals that are described herein. The Target Funds and the Acquiring Fund collectively are referred to as the “Funds” and each is referred to individually as a “Fund.”

A joint annual meeting of the shareholders of the Funds (the “Meeting”) will be held on July 17, 2012, at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Meeting will begin at 1:00 p.m., Eastern time. The following describes the proposals to be voted on by holders of Common Shares (“Common Shareholders”) at the Meeting:

1) For each Fund, approval of an Agreement and Plan of Redomestication that provides for the reorganization of such Fund as a Delaware statutory trust.

2) Approval of the merger of each Target Fund into the Acquiring Fund, which shall require the following shareholder actions:

(a) For each Target Fund, approval of an Agreement and Plan of Merger that provides for such Target Fund to merge with and into the Acquiring Fund.

(b) For the Acquiring Fund, approval of the following sub-proposals:

(i) Approval of an Agreement and Plan of Merger that provides for IMC to merge with and into the Acquiring Fund.

(ii) Approval of an Agreement and Plan of Merger that provides for IMS to merge with and into the Acquiring Fund.

(iii) Approval of an Agreement and Plan of Merger that provides for IMT to merge with and into the Acquiring Fund.

3) For the Acquiring Fund, approval of an amendment to the Fund’s advisory agreement that increases the Fund’s advisory fee.

4) For each Fund, the election of six Trustees to its Board of Trustees.

Each Fund may also transact such other business as may properly come before the Meeting or any adjournment or postponement thereof.

The redomestications contemplated by Proposal 1 are referred to herein each individually as a “Redomestication” and together as the “Redomestications.” The mergers contemplated by Proposal 2 are referred to herein each individually as a “Merger” and together as the “Mergers.”

The Boards of Trustees of the Funds (the “Boards”) have fixed the close of business on May 25, 2012, as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment or postponement thereof. Shareholders will be entitled to one vote for each share held (and a proportionate fractional vote for each fractional share). Holders of the preferred shares of beneficial interest (“Preferred Shares”) of the Acquiring Fund, IMC and IMT, whose voting instructions are being separately solicited, will also vote on certain matters at the Meeting.

This Proxy Statement, the enclosed Notice of Joint Annual Meeting of Shareholders, and the enclosed proxy card will be mailed on or about June 18, 2012, to all Common Shareholders eligible to vote at the Meeting. Each Fund is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Common Shares of each Fund are listed on the New York Stock Exchange (the “Exchange”). This document is both a proxy statement for Common Shares of each Fund and also a prospectus for Common Shares of the Acquiring Fund.

The Meeting is scheduled as a joint meeting of the shareholders of the Funds and certain affiliated funds, whose votes on proposals applicable to such funds are being solicited separately, because the shareholders of the funds are expected to consider and vote on similar matters.

A joint Proxy Statement is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of separate proxy materials for each Fund. You should retain this Proxy Statement for future reference, as it sets forth concisely information about the Funds that you should know before voting on the proposals and because it will be the only prospectus you receive for your Acquiring Fund Common Shares. Additional information about each Fund is available in the annual and semi-annual reports to shareholders of such Fund. Each Fund’s most recent annual report to shareholders, which contains audited financial statements for the Funds’ most recently completed fiscal year, and each Fund’s most recent semi-annual report to shareholders have been previously mailed to shareholders and are available on the Funds’ website at www.invesco.com/us. The statement of additional information to this Proxy Statement (the “SAI”), dated the same date as this Proxy Statement, includes additional information about the Funds that is incorporated by reference and is deemed to be part of this Proxy Statement. These documents are on file with the U.S. Securities and Exchange Commission (the “SEC”). Copies of all of these documents are also available upon request without charge by writing to the Funds at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046, or by calling (800) 341-2929.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing to the Public Reference Branch, Office of Consumer Affairs and Information Services, U.S. Securities and Exchange Commission, Washington, D.C. 20549-1520. You may also inspect reports, proxy material and other information concerning each of the Funds at the Exchange.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Proxy Statement. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

i

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

ii

PROPOSAL 1: APPROVAL OF REDOMESTICATION

On what am I being asked to vote?

Each Fund’s shareholders are being asked to approve an Agreement and Plan of Redomestication (a “Plan of Redomestication”) providing for the reorganization of the Fund as a Delaware statutory trust. Each Fund is currently a Massachusetts business trust. Each Fund’s Plan of Redomestication provides for the Fund to transfer all of its assets and liabilities to a newly formed Delaware statutory trust whose capital structure will be substantially the same as the Fund’s current structure, after which Fund shareholders will own shares of the Delaware statutory trust and the Massachusetts business trust will be liquidated and terminated. The Redomestication is only a change to your Fund’s legal form of organization and there will be no change to the Fund’s investments, management, fee levels, or federal income tax status as a result of the Redomestication.

Each Fund’s Redomestication may proceed even if other Redomestications are not approved by shareholders or are for any other reason not completed. A form of the Plan of Redomestication is available as Exhibit A.

By voting for this Proposal 1, you will be voting to become a shareholder of a fund organized as a Delaware statutory trust with portfolio characteristics, investment objective(s), strategies, risks, trustees, advisory agreements, subadvisory arrangements and other arrangements that are substantially the same as those currently in place for your Fund.

Has my Fund’s Board of Trustees approved the Redomestication?

Yes. Each Fund’s Board has reviewed and unanimously approved the Plan of Redomestication and this Proposal 1. The Board of each Fund unanimously recommends that shareholders vote “FOR” Proposal 1.

What are the reasons for the proposed Redomestications?

The Redomestications will serve to standardize the governing documents and certain agreements of the Funds with each other and with other funds managed by Invesco Advisers, Inc. (the “Adviser”). This standardization is expected to streamline the administration of the Funds, which may result in cost savings and more effective administration by eliminating differences in governing documents or controlling law. In addition, the legal requirements governing business trusts under Massachusetts law are less certain and less developed than those under Delaware law, which sometimes necessitates the Funds bearing the cost to engage counsel to advise on the interpretation of such law.

The Redomestications are also a necessary step for the completion of the Mergers described in Proposal 2 because, as Delaware statutory trusts, the Funds may merge with no delay in transactions that are expected to qualify as tax-free reorganizations. However, the Redomestications may proceed even if the Mergers described in Proposal 2 are not approved.

What effect will a Redomestication have on me as a shareholder?

A Redomestication will have no direct economic effect on Fund shareholders’ investments, other than the cost savings described herein. Each redomesticated Fund will have investment advisory agreements, subadvisory arrangements, administration agreements, custodian agreements, transfer agency agreements, and other service provider arrangements that are identical in all material respects to those in place immediately before the Redomestication, with certain non-substantive revisions to standardize such agreements across the Funds. For example, after the Redomestications, the investment advisory agreements of the Funds will contain standardized language describing how investment advisory fees are calculated, but there will be no change to the actual calculation methodology. Each Fund will continue to be served by the same individuals as trustees and officers, and each Fund will continue to retain the same independent registered public accounting firm. The portfolio characteristics, investment objective(s), strategies and risks of each Fund will not change as a result of the Redomestications. Each Fund’s new governing documents will be similar to its current governing documents, but will contain certain material differences. These changes are intended to benefit shareholders by streamlining and promoting the efficient administration and operation of the Funds. However, as a result of these changes, shareholders will have fewer rights to vote on certain matters affecting the Fund and, therefore, less control over the operations of the Fund. These changes to shareholder voting rights, and the benefits that management believes will result from these changes, are described below.

In addition, each Fund’s capital structure will be substantially the same as its current capital structure. The Common Shares of each Fund will continue to have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Acquiring Fund, IMC and IMT may not declare distributions on Common Shares unless all accrued dividends on such Fund’s Preferred Shares have been paid, and unless asset coverage with respect to such Fund’s Preferred Shares would be at least 200% after giving effect to the distributions. In addition, under the terms of the Acquiring Fund’s, IMC’s and IMT’s outstanding Preferred Shares, each respective Fund will continue to be required to maintain minimum asset coverage of 225%.

Shareholder approval of a Redomestication will be deemed to constitute approval of the advisory and subadvisory agreements, as well as a vote for the election of the trustees, of the Delaware statutory trust. Accordingly, each Plan of Redomestication provides that the sole initial shareholder of each Delaware statutory trust will vote to approve the advisory and subadvisory agreements (which, as noted above, will be identical in all material respects to the Fund’s current agreements) and to elect the trustees of the Delaware statutory trust

(which, as noted above, will be the same as the Fund’s current Trustees) after shareholder approval of a Redomestication but prior to the closing of the Redomestication.

How do the laws governing each Fund pre- and post-Redomestication compare?

After the Redomestications, each Fund will be a Delaware statutory trust governed by the Delaware Statutory Trust Act (“DE Statute”). The DE Statute is similar in many respects to the laws governing each Fund’s current structure, a Massachusetts business trust, but they differ in certain respects. Both the Massachusetts business trust law (“MA Statute”) and the DE Statute permit a trust’s governing instrument to contain provisions relating to shareholder rights and removal of trustees, and provide trusts with the ability to amend or restate the trust’s governing instruments. However, the MA Statute is silent on many of the salient features of a Massachusetts business trust whereas the DE Statute provides guidance and offers a significant amount of operational flexibility to Delaware statutory trusts. The DE Statute provides explicitly that the shareholders and trustees of a Delaware statutory trust are not liable for obligations of the trust to the same extent as under corporate law. While the governing documents of each Fund contain an express disclaimer of liability of shareholders, certain Massachusetts judicial decisions have determined that shareholders of a Massachusetts business trust may, in certain circumstances, be assessed or held personally liable as partners for the obligations of a Massachusetts business trust. Therefore, the Funds believe that shareholders will benefit from the express statutory protections of the DE Statute. The DE Statute authorizes the trustees to take various actions without requiring shareholder approval if permitted by a Fund’s governing instruments. For example, trustees of a Delaware statutory trust may have the power to amend the trust’s governing instrument, merge or consolidate a Fund with another entity, and to change the Delaware statutory trust’s domicile, in each case without a shareholder vote. The Funds believe that the guidance and flexibility afforded by the DE Statute and the explicit limitation on liability contained in the DE Statute will benefit the Funds and shareholders. A more detailed comparison of certain provisions of the DE Statute and the MA Statute is included in Exhibit C.

How do the governing documents of each Fund pre- and post-Redomestication compare?

The governing documents of a Fund before and after its Redomestication will be similar, but will contain certain material differences. In general, these changes to each Fund’s new governing documents are intended to benefit shareholders by streamlining the administration and operation of each Fund to save shareholders money and by making it more difficult for short-term speculative investors to engage in practices that benefit such short-term investors at the expense of the Fund and to the detriment of its long-term investors. For example, the new governing documents permit termination of a Fund without shareholder approval, provided that at least 75% of the Trustees have approved such termination, thereby avoiding the expense of a shareholder meeting in connection with a termination of a Fund, which expense would reduce the amount of assets available for distribution to shareholders. The current governing documents require shareholder approval to terminate a Fund regardless of whether the Trustees have approved such termination. Also, a Fund’s new bylaws may be altered, amended, or repealed by the Trustees, without the vote or approval of shareholders. A Fund’s current bylaws may be altered, amended, or repealed by the Trustees, provided that bylaws adopted by the shareholders may only be altered, amended or repealed by the shareholders. None of the Funds currently have any bylaws that were adopted by shareholders. As a result of these changes, shareholders will generally have fewer rights to vote on certain matters affecting the Fund and, therefore, less control over the operations of the Fund.

The new governing documents include new procedures intended to provide the Board the opportunity to better evaluate proposals submitted by shareholders and provide additional information to shareholders for their consideration in connection with such proposals. For example, the new governing documents require shareholders to provide additional information with respect to shareholder proposals, including nominations, brought before a meeting of shareholders. These additional procedures include, among others, deadlines for providing advance notice of shareholder proposals, certain required information that must be included with such advance notice and a requirement that the proposing shareholder appear before the annual or special meeting of shareholders to present about the nomination or proposed business. The new governing documents will not provide shareholders the ability to remove Trustees or to call special meetings of shareholders, which powers are provided under the current governing documents.

The new governing documents contain provisions the Trustees believe will benefit shareholders by deterring frivolous lawsuits and actions by short-term, speculative investors that are contrary to the long-term best interests of the Fund and long-term shareholders and limiting the extent to which Fund assets will be expended defending against such lawsuits. These provisions include a different shareholder voting standard with respect to a Fund’s merger, consolidation, or conversion to an open-end company that, in certain circumstances, may be a lower voting standard than under the current governing documents. The new governing documents also impose certain obligations on shareholders seeking to initiate a derivative action on behalf of a Fund that are not imposed under the current governing documents, which may make it more difficult for shareholders to initiate derivative actions and are intended to save the Fund money by requiring reimbursement of the Fund for frivolous lawsuits brought by shareholders. To further protect the Fund and its shareholders from frivolous lawsuits, the new governing documents also provide that shareholders will indemnify a Fund for all costs, expenses, penalties, fines or other amounts arising from any action against the Fund to the extent that the shareholder is not the prevailing party and that the Fund is permitted to redeem shares of and/or set off against any distributions due to the shareholder for such amounts.

A comparison of the current and proposed governing documents of the Funds is available in Exhibit B.

Will there be any tax consequences resulting from a Redomestication?

The following is a general summary of the material U.S. federal income tax considerations of the Redomestications and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

Each Redomestication is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. Each Fund is currently a Massachusetts business trust. Each Redomestication will be completed pursuant to a Plan of Redomestication that provides for the applicable Fund to transfer all of its assets and liabilities to a newly formed Delaware statutory trust (“DE-Fund”), after which Fund shareholders will own shares of the Delaware statutory trust and the Massachusetts business trust will be liquidated. Even though the Redomestication of a Fund is part of an overall plan to effect the Merger of each Target Fund with the Acquiring Fund, the Redomestications will be treated as separate transactions for U.S. federal income tax purposes. The principal federal income tax considerations that are expected to result from the Redomestication of an applicable Fund are as follows:

•	no gain or loss will be recognized by the Fund or the shareholders of the Fund as a result of the Redomestication;

•	no gain or loss will be recognized by the DE-Fund as a result of the Redomestication;

•	the aggregate tax basis of the shares of the DE-Fund to be received by a shareholder of the Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Fund; and

•	the holding period of the shares of the DE-Fund received by a shareholder of the Fund will include the period that a shareholder held the shares of the Fund (provided that such shares of the Fund are capital assets in the hands of such shareholder as of the Closing (as defined herein)).

Neither the Funds nor the DE-Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Redomestications. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Fund and DE-Fund as to the foregoing federal income tax consequences of each Redomestication, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date (as defined herein), of certain representations of each Fund and DE-Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information.” Opinions of counsel are not binding upon the IRS or the courts. If a Redomestication is consummated but the IRS or the courts determine that the Redomestication does not qualify as a tax-free reorganization under the Code, and thus is taxable, each Fund would recognize gain or loss on the transfer of its assets to its corresponding DE-Fund and each shareholder of the Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Fund shares and the fair market value of the shares of the DE-Fund it receives. The failure of one Redomestication to qualify as a tax-free reorganization would not adversely affect any other Redomestication.

When are the Redomestications expected to occur?

If shareholders of a Fund approve Proposal 1, it is anticipated that such Fund’s Redomestication will occur in the third quarter of 2012.

What will happen if shareholders of a Fund do not approve Proposal 1?

If Proposal 1 is not approved by a Fund’s shareholders or if a Redomestication is for other reasons not able to be completed, that Fund would not be redomesticated. In addition, that Fund would not participate in a Merger, even if that Fund’s shareholders approve the Merger under Proposal 2. If Acquiring Fund Shareholders do not approve Proposal 1 or if the Acquiring Fund’s Redomestication is for any other reason not completed, no Mergers would be completed. If Proposal 1 is not approved by shareholders, the applicable Fund’s Board will consider other possible courses of action for that Fund.

THE BOARD OF EACH FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE
APPROVAL OF PROPOSAL 1.

PROPOSAL 2: APPROVAL OF MERGERS

On what am I being asked to vote?

Shareholders of each Target Fund are being asked to consider and approve a Merger of their Target Fund with and into the Acquiring Fund, as summarized below. Shareholders of the Acquiring Fund are also being asked to consider and approve each such Merger, which involves the issuance of new Common Shares and Preferred Shares by the Acquiring Fund. If a Merger is approved, Common Shares of the Target Fund will be exchanged for newly issued Acquiring Fund Common Shares of equal aggregate net asset value; and Preferred Shares of IMC and IMT will be exchanged for newly issued Acquiring Fund Preferred Shares with substantially identical terms, including equal aggregate liquidation preferences.

Each Merger will be completed pursuant to an Agreement and Plan of Merger (“Merger Agreement”) that provides for the applicable Target Fund to merge with and into the Acquiring Fund pursuant to the Delaware Statutory Trust Act. A form of the Merger Agreement is attached hereto as Exhibit D. Each Merger Agreement is substantially the same. The merger of a Target Fund and the Acquiring Fund may proceed even if the merger of one or both of the other Target Funds is not approved by shareholders or is for any other reason not completed. A Merger can proceed only if both the Target Fund and the Acquiring Fund have also approved their respective Redomestications.

SUMMARY OF KEY INFORMATION REGARDING THE MERGERS

The following is a summary of certain information contained elsewhere in this Proxy Statement and in the Merger Agreement. Shareholders should read the entire Proxy Statement carefully for more complete information.

Has my Fund’s Board of Trustees approved the Merger(s)?

Yes. Each Fund’s Board has reviewed and unanimously approved the Merger Agreement and this Proposal 2. Each Fund’s Board determined that the Mergers are in the best interest of each Fund and will not dilute the interests of the existing shareholders of any Fund. Each Fund’s Board unanimously recommends that shareholders vote “FOR” Proposal 2.

What are the reasons for the proposed Mergers?

The Mergers proposed in this Proxy Statement are part of a larger group of transactions across the Adviser’s fund platform that began in early 2011. The Mergers are being proposed to reduce the number of closed-end funds with similar investment processes and investment philosophies managed by the Adviser. The Mergers seek to combine Funds with the same investment objective and portfolio management team, and principal investment strategies and principal risks that are substantially the same.

In considering the Mergers and the Merger Agreements, the Board of each Fund considered that the shareholders of each Fund may benefit from the Mergers by becoming shareholders of a larger fund that may have a more diversified investment portfolio, greater market liquidity, more analyst coverage, smaller spreads and trading discounts, improved purchasing power and lower transaction costs.

The Board of each Fund also considered that, in addition to the benefits mentioned above:

•	the combined fund on a pro forma basis had a higher distribution yield (as a percentage of net asset value) than IMS, but a slightly lower distribution yield (as a percentage of net asset value) than IMC and IMT, even after giving effect to the higher management fees and the total expense ratio (for IMS and IMT only) that will apply to the combined fund;

•	as of July 31, 2011, the Acquiring Fund had traded at an average discount of -3.07% to its net asset value over the preceding 52-week period and, over the same period, the Target Funds had traded at average discounts of -1.69% (IMC), -4.46% (IMS) and -1.93% (IMT);

•	as of July 31, 2011, the Acquiring Fund traded at an average discount of -6.70% to its net asset value for the preceding month and, over the same period, the Target Funds had traded at average discounts of -2.40% (IMC), -6.40% (IMS) and -4.30% (IMT); and

•	the average daily trading volume for the Acquiring Fund was almost five times higher than the average daily trading volume of IMC, more than three times higher than the average daily trading volume of IMS, and approximately 75% higher than the average daily trading volume of IMT.

In addition, each Board considered the Adviser’s agreement to limit the Acquiring Fund’s total expenses if a Merger is completed through at least two years from the closing date of the Mergers and the allocation of expenses of the Mergers, including the Adviser paying all of the Merger costs with respect to IMS and IMT.

The Board of each Fund considered these and other factors in concluding that the Mergers would be in the best interest of the Funds and would not dilute the interests of the existing shareholders of any Fund. The Boards’ considerations are described in more detail below in the section entitled “Additional Information About the Funds and the Mergers — Board Considerations in Approving the Mergers.”

What effect will a Merger have on me as a shareholder?

If you own Target Fund Common Shares, you will, after the Merger, own Common Shares of the Acquiring Fund with an aggregate net asset value equal to the net asset value of the Target Fund Common Shares you held immediately before the Merger. It is likely, however, that the market value of such Common Shares will differ because market value reflects trading activity on the Exchange and tends to vary from net asset value.

If you are a Common Shareholder of the Acquiring Fund, your Common Shares of the Acquiring Fund will not be changed by a Merger, but will represent a smaller percentage interest in a larger fund.

The principal differences between the Target Funds and the Acquiring Fund are described in the following sections.

How do the Funds’ investment objectives and principal investment strategies compare?

The Funds have the same investment objective. Each Fund’s investment objective is to provide current income which is exempt from federal income tax. Each of the investment objectives of the Acquiring Fund and the Target Funds is fundamental and may not be changed without shareholder approval of a majority of the Acquiring Fund’s or a Target Fund’s outstanding voting securities, as defined in the 1940 Act.

The principal investment strategies of the Acquiring Fund are substantially the same as the principal investment strategies of the Target Funds. The only difference is that each of the Acquiring Fund, IMC and IMT employs leverage by investing the proceeds of its issuance of Preferred Shares. IMS does not employ this type of leverage and has no outstanding Preferred Shares. The section below entitled “Additional Information About the Funds and the Mergers — Principal Investment Strategies” provides more information on the principal investment strategies of the Target Funds and the Acquiring Fund and highlights certain key differences.

How do the Funds’ principal risks compare?

The principal risks that may affect each Fund’s investment portfolio are substantially the same. The only difference in the principal risks of the Funds is that each of the Acquiring Fund, IMC and IMT employs leverage by issuing, and investing the proceeds of its issuance of, Preferred Shares. The use of leverage imposes additional risks on the Acquiring Fund, IMC and IMT that do not apply to IMS because IMS has no outstanding Preferred Shares. Use of leverage creates an opportunity for increased income and return for Common Shareholders, but also may magnify loss on an investment, creating special risks (including the likelihood of greater volatility of net asset value and market price of, and distributions on, the Common Shares). There can be no assurance that a leveraging strategy will be successful. The investment advisory fees paid by the Acquiring Fund, IMC and IMT are calculated on the basis of such Fund’s managed assets, which means such Fund’s net assets, plus assets attributable to outstanding Preferred Shares and the amount of any borrowings incurred for the purpose of leverage, so the fee will be higher when leverage is utilized. This may create a conflict of interest between the Adviser and Common Shareholders, because holders of Preferred Shares (“Preferred Shareholders”) do not bear the investment advisory fee; rather, Common Shareholders bear the investment advisory fee attributable to the assets purchased with the proceeds. This means that Common Shareholders effectively bear the entire investment advisory fee.

Investment in any of the Funds involves risks, including the risk that shareholders may receive little or no return on their investment, and the risk that shareholders may lose part or all of the money they invest. There can be no guarantee against losses resulting from an investment in a Fund, nor can there be any assurance that a Fund will achieve its investment objective(s). Whether a Fund achieves its investment objective(s) depends on market conditions generally and on the Adviser’s analytical and portfolio management skills. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and a Fund’s performance may lag behind that of similar funds. The risks associated with an investment in a Fund can increase during times of significant market volatility. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Before investing in a Fund, potential shareholders should carefully evaluate the risks.

Additional information on the principal risks of each Fund is included below under “Additional Information About the Funds and the Mergers — Principal Risks of an Investment in the Funds” and in the SAI.

How do the Funds’ expenses compare?

The table below provides a summary comparison of the expenses of the Funds. The table also shows estimated expenses on a pro forma basis giving effect to the proposed Merger with IMC and giving effect to all of the Mergers. The pro forma expense ratios show projected estimated expenses, but actual expenses may be greater or less than those shown. Note that pro forma total expenses of the Acquiring Fund are expected to be higher than the current total expenses of IMS. The Board of each Target Fund concluded that the higher management fees and total operating expenses (for IMS and IMT only) that will apply to the combined fund were justified in light of the anticipated benefits of the Mergers noted above.

It is anticipated that the lowest expense ratio will be achieved for the Acquiring Fund if all of the Mergers are completed and that the highest expense ratio will result if IMC is the only Target Fund that participates in a Merger with the Acquiring Fund. The range of impact to Acquiring Fund expenses after the Mergers is reflected in the following table.

	Current(a)				Pro Forma(b)		Pro Forma(c)		Pro Forma(d)
					Invesco Value				IMC, IMS and
					Municipal		IMC		IMT
					Income Trust		+		+
	Invesco	Invesco	Invesco	Invesco	(IIM)		Acquiring Fund		Acquiring Fund
	Value	Value	Value	Value	(assumes the		(IIM)		(IIM)
	Municipal	Municipal	Municipal	Municipal	management		(assumes only the		(assumes all of
	Bond Trust	Securities	Trust	Income	fee increase is		Merger with IMC		the Mergers are
	(IMC)	(IMS)	(IMT)	Trust (IIM)	approved)		is completed)		completed)

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)(e)	None	None	None	None	None		None		None
Dividend Reinvestment Plan(f)	None	None	None	None	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.41%	0.27%	0.40%	0.40%	0.82	%(g)	0.82	%(g)	0.82	%(g)

Interest and Related Expenses(h)	0.69%	0.04%	0.56%	0.55%	0.55%		0.57%		0.53%

Other Expenses	0.38%	0.20%	0.12%	0.13%	0.13%		0.14%		0.12%

Total Annual Fund Operating Expenses	1.48%	0.51%	1.08%	1.08%	1.50%		1.53%		1.47%

Fee Waiver and/or Expense Reimbursement	0.00%	0.00%	0.00%	0.00%	0.00%		0.43	%(i)	0.47	%(j)

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.48%	0.51%	1.08%	1.08%	1.50%		1.10%		1.00%

(a)	Expense ratios are estimated amounts for the current fiscal year. Preferred Shares do not bear any transaction or operating expenses of the Funds.

(b)	Expense ratios are estimated amounts for the current fiscal year, restated to reflect the advisory fee increase described in Proposal 3.

(c)	Pro forma numbers are estimated as if the Merger had been completed as of March 1, 2011 and do not include estimated Merger costs. The costs of the Merger of IMC borne by such Fund and the Acquiring Fund are estimated to be $110,000 and $70,000, respectively, which the Adviser estimates would be recouped by IMC Common Shareholders in 10 months or less and by Acquiring Fund Common Shareholders in five months or less. For more information on the Merger costs to be borne by the Funds, see “Costs of the Mergers” below.

(d)	Pro forma numbers are estimated as if the Mergers had been completed as of March 1, 2011 and do not include estimated Merger costs. The costs of completing all of the Mergers borne by IMC and the Acquiring Fund are estimated to be $110,000 and $70,000, respectively, which the Adviser estimates would be recouped by IMC Common Shareholders in 10 months or less and by Acquiring Fund Common Shareholders in five months or less. IMS and IMT are not bearing any Merger costs. For more information on the Merger costs to be borne by the Funds, see “Costs of the Mergers” below.

(e)	Common Shares of each Fund purchased on the secondary market are not subject to sales charges, but may be subject to brokerage commissions or other charges.

(f)	Each participant in a Fund’s dividend reinvestment plan pays a proportionate share of the brokerage commissions incurred with respect to open market purchases in connection with such plan. For each Fund’s last fiscal year, participants in the plan incurred brokerage commissions representing $0.03 per Common Share.

(g)	Assumes that Proposal 3 is approved and the increased advisory fee is implemented.

(h)	Interest and Related Expenses includes interest and other costs of providing leverage to the Funds, such as the costs to maintain lines of credit, establish and administer floating rate note obligations, and, for the Acquiring Fund, IMC and IMT, the costs to issue and administer preferred shares. Interest and Related Expenses reflect the interest and other costs associated with the issuance of Variable Rate Muni Term Preferred Shares, which occurred after February 29, 2012, each Fund’s most recent fiscal year end.

(i)	If the Merger with IMC is the only Merger to close, the Adviser has contractually agreed, for at least two years from the closing date of the Merger, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Acquiring Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (which excludes certain items discussed below) to 0.52% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and the Adviser mutually agree to amend or continue the fee waiver agreement, it will terminate two years from the closing date of the Merger.

(j)	If all of the Mergers are completed or if Mergers are completed for either or both of IMS and IMT, the Adviser has contractually agreed, for at least two years from the closing date of the Mergers, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Acquiring Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (which excludes certain items discussed below) to 0.46% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and the Adviser mutually agree to amend or continue the fee waiver agreement, it will terminate two years from the closing date of the Mergers.

Expense Example

This example compares the cost of investing in Acquiring Fund Common Shares with the cost of investing in Target Fund Common Shares based on the expense table set out above. The example also provides information on a pro forma basis giving effect to the proposed Merger with IMC and giving effect to all of the Mergers, and it assumes that Proposal 3 has been approved. It also assumes an investment at net asset value (“NAV”) of $1,000 for the periods shown; a 5% investment return each year; the Funds’ operating expenses remain the same each year; that any contractual fee limits or waivers are terminated after their current terms expire; and that all dividends and distributions are reinvested at NAV. Based on these assumptions the costs would be:

	1 Year	3 Years	5 Years	10 Years

IMC	$15	$47	$81	$177
IMS	$5	$16	$29	$64
IMT	$11	$34	$60	$132
Acquiring Fund (IIM)	$11	$34	$60	$132
Pro Forma (Acquiring Fund (IIM), assuming the management fee increase is approved)	$15	$47	$81	$178
Pro Forma (IMC + Acquiring Fund (IIM), assuming only the Merger with IMC is completed)	$11	$40	$75	$175
Pro Forma (Target Funds + Acquiring Fund (IIM), assuming all of the Mergers are completed)	$10	$37	$71	$167

The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all registered funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.

For further discussion regarding the Boards’ consideration of the fees and expenses of the Funds in approving the Mergers, see the section entitled “Additional Information About the Funds and the Mergers — Board Considerations in Approving the Mergers” in this Proxy Statement.

How do the performance records of the Funds compare?

Annualized total return figures based on NAV and based on market price for each Fund’s Common Shares as of February 29, 2012 are shown below. The returns shown below reflect reinvestment of all distributions, do not reflect the effect of any applicable taxes, and are not indicative of a Fund’s future performance.

	1 Year	3 Years	5 Years	10 Years

IMC (at NAV)	23.07%	13.06%	6.70%	6.63%
IMC (market price)	37.30%	18.34%	9.30%	8.02%
IMS (at NAV)	14.13%	8.23%	4.36%	5.04%
IMS (market price)	22.50%	6.34%	5.56%	5.40%
IMT (at NAV)	22.92%	12.25%	6.76%	6.84%
IMT (market price)	27.00%	17.23%	7.90%	7.29%
Acquiring Fund (IIM) (at NAV)	22.36%	12.80%	6.81%	7.00%
Acquiring Fund (IIM) (market price)	38.39%	19.10%	9.67%	8.32%
Barclays Capital Municipal Bond Index	12.42%	7.94%	5.50%	5.32%

Based on each Fund’s February 2012 distribution and the closing market price of each Fund’s shares on February 29, 2012, IMC had an annualized monthly distribution yield of 5.25% per share, IMS had an annualized monthly distribution yield of 4.00% per share, IMT had an annualized monthly distribution yield of 5.82% per share, and the Acquiring Fund had an annualized monthly distribution yield of 5.24% per share.

Additional performance and yield information is included in each Fund’s most recent report to shareholders.

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by a Board composed of the same individuals and each Fund’s affairs are managed by the same officers, as described in Exhibit E. The Adviser, a registered investment adviser, serves as investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees, in the event that Proposal 3 is approved) for each Fund. The Adviser oversees the management of each Fund’s portfolio, manages each Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has acted as an investment adviser since its organization in 1976. As of March 31, 2012, the Adviser had $309.2 billion in assets under management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

The Adviser is an indirect, wholly-owned subsidiary of Invesco Ltd. (“Invesco”). Invesco is a leading independent global investment management company, dedicated to helping people worldwide build their financial security. Invesco provides a comprehensive array of enduring solutions for retail, institutional and high-net-worth clients around the world. Invesco had $672.8 billion in assets under management as of March 31, 2012. Invesco is organized under the laws of Bermuda, and its common shares are listed and traded on the Exchange under the symbol “IVZ.” Invesco is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

All of the ordinary business expenses incurred in the operations of a Fund are borne by the Fund unless specifically provided otherwise in the advisory agreement. Expenses borne by the Funds include but are not limited to brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of registering and qualifying shares for sale, expenses relating to Trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, and the fees and other expenses incurred by the Funds in connection with membership in investment company organizations.

A discussion of the basis for each Board’s 2011 approval of each Fund’s investment advisory agreements is included in the Fund’s semiannual report for the six months ended August 31, 2011. A discussion of the basis for each Board’s most recent approval of each Fund’s investment advisory agreements will be included in the Fund’s semiannual report for the six months ending August 31, 2012, if any.

The contractual advisory fee rate of the Acquiring Fund will, if Proposal 3 is approved by shareholders, be higher than the contractual advisory fee rate of any Target Fund. The following table compares the advisory fee rates of the Funds.

		IMS		Acquiring Fund
	IMC	(Common Shares only)	IMT	(IIM)

Contractual Fee Rate	0.27% of managed assets	0.27% of net assets	0.27% of managed assets	0.55% of managed assets*
Net Effective Fee Rate**	0.41%	0.27%	0.40%	0.82%*

*	Assumes approval and implementation of the Amendment discussed in Proposal 3. If Proposal 3 is not approved, the Acquiring Fund’s contractual advisory fee rate will remain 0.27% and its net effective fee rate will remain at 0.40%.

**	Varies based on the amount of financial leverage used by the Fund.

Contractual fee rates and net effective fee rates differ because of differences in how the contractual rate is applied. IMS calculates its advisory fee as a percentage of the Fund’s “net assets,” which generally means the Fund’s assets minus its liabilities. Each of IMC, IMT and the Acquiring Fund calculates its advisory fee as a percentage of its “managed assets,” which for this purpose means the Fund’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles). As a result, the actual amount paid by IMC, IMT and the Acquiring Fund, as a percentage of NAV, will typically exceed the contractual rate. Because “managed assets” exceed “net assets” for a Fund that has preferred shares, even if the Funds’ contractual advisory fee rates were the same, the advisory fees paid by the Acquiring Fund as a percentage of NAV will exceed the advisory fees as a percentage of NAV paid by IMS. For more information, see the table above under “How do the Funds’ expenses compare?”

Contingent on the completion of all of the Mergers or if Mergers are completed for either or both of IMS and IMT, the Adviser has contractually agreed for at least two years from the closing date of the Mergers to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses of the Acquiring Fund to 0.46%, subject to certain exclusions. If the Merger with IMC is the only Merger to close, the Adviser has contractually agreed for at least two years from the closing date of the Merger to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses of the Acquiring Fund to 0.52%, subject to certain exclusions.

Each Fund’s advisory agreement provides that the Adviser may delegate any and all of its rights, duties, and obligations to one or more wholly-owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to each Fund’s Master Intergroup Sub-Advisory Contract, the Invesco Sub-Advisers may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services. Each Invesco Sub-Adviser is registered with the SEC as an investment adviser.

Other key service providers to the Target Funds, including the administrator, transfer agent, custodian, and auditor, provide substantially the same services to the Acquiring Fund. Each Fund has entered into a master administrative services agreement with the Adviser, pursuant to which the Adviser performs or arranges for the provision of accounting and other administrative services to the Funds that are not required to be performed by the Adviser under its investment advisory agreements with the Funds. The custodian for the Funds is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110-2801. The transfer agent and dividend paying agent for the Funds is Computershare Trust Company, N.A., P.O. Box 43078, Providence, Rhode Island 02940-3078.

Does the Acquiring Fund have the same portfolio managers as the Target Funds?

Yes. The portfolio management team for the Target Funds is the same as the portfolio management team for the Acquiring Fund. Information on the portfolio managers of the Funds is included below under “Additional Information About the Funds and the Mergers — Portfolio Managers” and in the SAI.

How do the distribution policies of the Funds compare?

Each Fund declares and pays monthly dividends from net investment income to Common Shareholders. The Acquiring Fund, IMC and IMT declare daily and pay monthly dividends from net investment income to Preferred Shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to Common Shareholders and, for the Acquiring Fund, IMC and IMT, to Preferred Shareholders. Each Fund may also declare and pay capital gains distributions more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Each Fund offers a dividend reinvestment plan for Common Shareholders, which is more fully described in the Fund’s shareholder reports.

Will there be any tax consequences resulting from the Mergers?

Each Merger is designed to qualify as a tax-free reorganization for federal income tax purposes and each Fund anticipates receiving a legal opinion to that effect (although there can be no assurance that the Internal Revenue Service will adopt a similar position). This means that the shareholders of each Target Fund will recognize no gain or loss for federal income tax purposes upon the exchange of all of their shares in such Target Fund for shares in the Acquiring Fund. Shareholders should consult their tax advisor about state and local tax consequences of the Mergers, if any, because the information about tax consequences in this Proxy Statement relates only to the federal income tax consequences of the Mergers.

Prior to the closing of each Merger, each Target Fund will declare one or more dividends, and the Acquiring Fund may, but is not required to, declare a dividend, payable at or near the time of closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2012 calendar year and, to the extent a distribution is not an “exempt-interest dividend” (as defined in the Code), the distribution may be taxable to shareholders in such year for federal income tax purposes. It is anticipated that Fund distributions will be primarily dividends that are exempt from regular federal income tax, although a portion of such dividends may be taxable to shareholders as ordinary income or capital gains. Any such final distribution paid to Common Shareholders by a Target Fund will be made in cash and not reinvested in additional Common Shares of the Target Fund. See “Additional Information About the Funds and the Mergers — Description of Securities to be Issued — Dividend Reinvestment Plan” and “Additional Information About the Funds and the Mergers — Federal Income Tax Considerations of the Mergers.”

When are the Mergers expected to occur?

If shareholders of a Target Fund and the Acquiring Fund approve the Merger and the Redomestications (Proposal 1), it is anticipated that the Merger will occur in the third quarter of 2012.

What will happen if shareholders of a Fund do not approve a Merger?

If a Merger is not approved by shareholders or is for other reasons unable to be completed, the applicable Fund will continue to operate and the Fund’s Board will consider other possible courses of action for the Fund.

What if I do not wish to participate in the Merger?

If the Mergers are approved, if you are a Target Fund Common Shareholder and you do not wish to have your Target Fund Common Shares exchanged for Common Shares of the Acquiring Fund, you may sell your Target Fund Common Shares on the Exchange prior to the consummation of the Merger. Acquiring Fund Common Shareholders may also sell their Common Shares if they do not want to continue to own Common Shares in the combined fund following a Merger. If you sell your Common Shares, you will incur any applicable brokerage charges, and if you hold Common Shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the Common Shares and the amount you receive for them. After the Merger, you may sell your Common Shares of the Acquiring Fund on the Exchange.

Each Target Fund’s governing documents provide that shareholders do not have the right to dissent and obtain payment of the fair value of their shares, and each Target Fund believes that its Common Shareholders will not have such rights.

Where can I find more information about the Funds and the Mergers?

The remainder of this Proxy Statement contains additional information about the Funds and the Mergers, as well as information on the other proposals to be voted on at the Meeting. You are encouraged to read the entire document. Additional information about each Fund can be found in the SAI and in the Fund’s shareholder reports. If you need any assistance, or have any questions regarding the Mergers or how to vote, please call Invesco Client Services at (800) 341-2929.

ADDITIONAL INFORMATION ABOUT THE FUNDS AND THE MERGERS

Principal Investment Strategies

The following section compares the principal investment strategies of the Target Funds with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund may use other investment strategies and is also subject to certain additional investment policies and limitations, which are described in the SAI and in each Fund’s shareholder reports. The cover page of this Proxy Statement describes how you can obtain copies of these documents.

Investment Strategies.  Under normal circumstances, each Fund will invest at least 80% of its net assets in municipal obligations. The policy stated in the foregoing sentence is a fundamental policy of each Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act. Under normal market conditions, the Adviser seeks to achieve each Fund’s investment objective by investing at least 80% of the Fund’s net assets in investment grade municipal securities. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), (ii) comparably rated short term securities, or (iii) unrated municipal securities determined by the Adviser to be of comparable quality at the time of purchase.

Under normal market conditions, each Fund may invest up to 20% of its net assets in municipal securities rated below investment grade or that are unrated but determined by the Adviser to be of comparable quality at the time of purchase. Lower-grade securities are commonly referred to as junk bonds and involve greater risks than investments in higher-grade securities. Each Fund does not purchase securities that are in default or rated in categories lower than B- by S&P or B3 by Moody’s or unrated securities of comparable quality.

Each Fund may invest up to 20% of its net assets in taxable or tax-exempt fixed income securities rated at least investment grade by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality, including obligations of the U.S. government, its respective agencies or instrumentalities, and other fixed income obligations, and, during periods in which the Adviser believes that changes in economic, financial or political conditions make it advisable to do so, to an unlimited extent in such investments for temporary defensive purposes.

The foregoing percentage and rating limitations apply at the time of acquisition of a security based on the last previous determination of each Fund’s net asset value. Any subsequent change in any rating by a rating service or change in percentages resulting from market fluctuations or other changes in the Fund’s total assets will not require elimination of any security from the Fund’s portfolio.

Each Fund may invest all or a substantial portion of its total assets in municipal securities that may subject certain investors to the federal alternative minimum tax and, therefore, a substantial portion of the income produced by the Fund may be taxable for such investors under the federal alternative minimum tax. Accordingly, each Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or could become subject to the federal alternative minimum tax as a result of an investment in a Fund.

The Adviser buys and sells securities for each Fund with a view towards seeking a high level of current income exempt from federal income taxes, subject to reasonable credit risk. As a result, each Fund will not necessarily invest in the highest yielding municipal securities permitted by its investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund’s portfolio to undue risk. The potential realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

Each Fund intends to emphasize investments in municipal obligations with long-term maturities because such long-term obligations generally produce higher income than short-term obligations, although such longer-term obligations are more susceptible to market fluctuations resulting from changes in interest rates than shorter-term obligations. The average weighted maturity of each Fund’s portfolio, as well as the emphasis on longer-term obligations, may vary depending upon the market conditions.

The Adviser employs a bottom-up, research-driven approach to identify securities that have attractive risk/reward characteristics for the sectors in which the Fund invests. The Adviser also integrates macroeconomic analysis and forecasting into its evaluation and ranking of various sectors and individual securities. Finally, the Acquiring Fund, IMC and IMT employ leverage in an effort to enhance their income and total return. Sell decisions are based on: (i) a deterioration or likely deterioration of an individual issuer’s capacity to meet its debt obligations on a timely basis; (ii) a deterioration or likely deterioration of the broader fundamentals of a particular industry or sector; and (iii) opportunities in the secondary or primary market to exchange into a security with better relative value.

Municipal Obligations.  Municipal obligations are securities issued by or on behalf of states, territories or possessions of the United States, the District of Columbia and their cities, counties, political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is, at the time of issuance, exempt from federal income tax. The Adviser does not conduct its own analysis of the tax status of the interest paid by municipal securities held by the Fund, but will rely on the opinion of counsel to the issuer of each such instrument.

The issuers of municipal securities obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. Certain types of municipal securities are issued to obtain funding for privately operated facilities.

The yields of municipal securities depend on, among other things, general money market conditions, general conditions of the municipal securities market, size of a particular offering, the maturity of the obligation and rating of the issue. There is no limitation as to the maturity of the municipal securities in which each Fund may invest. The ratings of S&P and Moody’s represent their opinions of the quality of the municipal securities they undertake to rate. These ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields while municipal securities of the same maturity and coupon with different ratings may have the same yield.

The two principal classifications of municipal securities are general obligation and revenue or special delegation securities. General obligation securities are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

Within these principal classifications of municipal securities, there are a variety of types of municipal securities in which each Fund may invest, including:

•	Variable rate securities, which bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest.

•	Municipal notes, including tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes.

•	Variable rate demand notes, which are obligations that contain a floating or variable interest rate adjustment formula and which are subject to a right of demand for payment of the principal balance plus accrued interest either at any time or at specified intervals. The interest rate on a variable rate demand note may be based on a known lending rate, such as a bank’s prime rate, and may be adjusted when such rate changes, or the interest rate may be a market rate that is adjusted at specified intervals. The adjustment formula maintains the value of the variable rate demand note at approximately the par value of such note at the adjustment date.

•	Municipal leases, which are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include non-appropriation clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis.

•	Private activity bonds, which are issued by, or on behalf of, public authorities to finance privately operated facilities.

•	Participation certificates, which are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract or a conditional sales contract.

•	Municipal securities that may not be backed by the faith, credit and taxing power of the issuer.

•	Municipal securities that are privately placed and that may have restrictions on a Fund’s ability to resell, such as timing restrictions or requirements that the securities only be sold to qualified institutional investors.

•	Municipal securities that are insured by financial insurance companies.

Derivatives.  Each Fund may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The derivative instruments and techniques that each Fund principally uses include:

Futures.  A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Swaps.  A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty.

Inverse Floating Rate Obligations.  Each Fund may invest in inverse floating rate obligations. Inverse floating rate obligations are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases. The inverse floating rate obligations in which each Fund may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by a Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and a Fund (as holder of the inverse floating residual interests) is paid the residual cash flow from the bond held by the special purpose trust.

When-Issued and Delayed Delivery Transactions.  Each Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that a Fund buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time a Fund enters into the commitment. No income accrues on such securities until the date a Fund actually takes delivery of the securities.

Preferred Shares.  The Acquiring Fund, IMC and IMT use leverage in the form of Preferred Shares. IMS, however, does not. Dividends on the Preferred Shares will typically be comparable to the yields on investment grade short-term municipal securities, although the assets attributable to the Preferred Shares will generally be invested in longer-term municipal securities, which typically have higher yields than short-term municipal securities. Assuming such a yield differential, this leveraged capital structure enables a Fund to pay a potentially higher yield on the Common Shares than similar investment companies that do not use leverage.

As required by the 1940 Act, the Acquiring Fund, IMC and IMT will generally maintain an asset coverage of the value of the respective Fund’s total assets, less all liabilities and indebtedness of the Fund not represented by the Preferred Shares, of 200% of the aggregate liquidation value of the Preferred Shares. In addition, under the terms of the Acquiring Fund’s, IMC’s and IMT’s outstanding Preferred Shares, each respective Fund is required to maintain minimum asset coverage of 225%. The liquidation value of the Preferred Shares is their aggregate original purchase price, plus any accrued and unpaid dividends.

Portfolio Turnover.  Each Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, yield differentials, or for other reasons. Each Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) would increase a Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a Fund had lower portfolio turnover. Additionally, in a declining market, portfolio turnover may create realized capital losses. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy.  When market conditions dictate a more defensive investment strategy, each Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in high-quality, short-term municipal securities. If such municipal securities are not available or, in the judgment of the Adviser, do not afford sufficient protection against adverse market conditions, a Fund may invest in taxable instruments. Such taxable securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, other investment grade quality fixed income securities, prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of domestic banks, repurchase agreements and money market funds (including money market funds affiliated with the Adviser). In taking a defensive position, a Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Zero Coupon / PIK Bonds.  Each Fund may invest in securities not producing immediate cash income, including zero coupon securities or pay-in-kind (“PIK”) securities, when their effective yield over comparable instruments producing cash income makes these investments attractive. PIK securities are debt securities that pay interest through the issuance of additional securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amounts or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The securities do not entitle the holder to any periodic payments of interest prior to maturity, which prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop. In addition, each Fund would be required to distribute the income on these instruments as it accrues, even though the Fund will not receive all of the income on a current basis or in cash. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions to the Common Shareholders.

As required by Rule 35d-1 under the 1940 Act, in addition to the investment strategies and policies discussed above, each Fund has a fundamental policy to invest, under normal circumstances, at least 80% of its total assets in investments the income from which is exempt from federal income tax.

More information on these and other investment strategies of the Funds is available in the SAI.

Principal Risks of an Investment in the Funds

A comparison of the principal risks associated with the Funds’ investment strategies is included above under “How do the Funds’ principal risks compare?” The following table provides further information on the principal risks of an investment in the Funds.

Principal Risk	Funds Subject to Risk

Municipal Securities Risk. Under normal market conditions, longer-term municipal securities generally provide a higher yield than shorter-term municipal securities. The Adviser may adjust the average maturity of the Fund’s portfolio from time to time depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. Certain kinds of municipal securities are subject to specific risks that could cause a decline in the value of those securities:	All Funds

Principal Risk	Funds Subject to Risk

Lease Obligations.  Certain lease obligations contain non-appropriation clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing non-appropriation clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Private Activity Bonds.  The issuers of private activity bonds in which the Fund may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. Private activity bonds may also pay interest subject to the alternative minimum tax.

In 2011, S&P lowered its long-term sovereign credit rating on the U.S. to “AA+” from “AAA” with a negative outlook. Following S&P’s downgrade of the long-term sovereign credit rating on the U.S., the major rating agencies have also placed many municipalities on review for potential downgrades, which could impact the market price, liquidity and volatility of the municipal securities held by the Fund in its portfolio. If the universe of municipal securities meeting the Fund’s ratings and credit quality requirements shrinks, it may be more difficult for the Fund to meet its investment objective and the Fund’s investments may become more concentrated in fewer issues. Future downgrades by other rating agencies could have significant adverse effects on the economy generally and could result in significant adverse impacts on municipal issuers and the Fund.
Many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations. In response to the national economic downturn, governmental cost burdens have been and may continue to be reallocated among federal, state and local governments. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. Also, as a result of the downturn and related unemployment, declining income and loss of property values, many state and local governments have experienced significant reductions in revenues and consequently difficulties meeting ongoing expenses. As a result, certain of these state and local governments may have difficulty paying or default in the payment of principal or interest on their outstanding debt, may experience ratings downgrades of their debt. The taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors, including the entity’s tax base, the extent to which the entity relies on federal or state aid, and other factors which are beyond the entity’s control. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes.
In addition, municipalities might seek protection under the bankruptcy laws, thereby affecting the repayment of their outstanding debt. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of municipal securities could experience delays in collecting principal and interest and such holders may not be able to collect all principal and interest to which they are entitled. Certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to municipal securities issuers could produce varying results among the states or among municipal securities issuers within a state. These uncertainties could have a significant impact on the prices of the municipal securities in which the Fund invests. The value of municipal securities generally may be affected by uncertainties in the municipal markets as a result of legislation or litigation, including legislation or litigation that changes the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt and could jeopardize the Fund’s status as a regulated investment company under the Internal Revenue Code.

Principal Risk	Funds Subject to Risk

The U.S. economy may be in the process of “deleveraging,” with individuals, companies and municipalities reducing expenditures and paying down borrowings. In such event, the number of municipal borrowers and the amount of outstanding municipal securities may contract, potentially without corresponding reductions in investor demand for municipal securities. As a result, the Fund may have fewer investment alternatives, may invest in securities that it previously would have declined and may concentrate its investments in a smaller number of issuers.
Insurance Risk. Financial insurance guarantees that interest payments on a bond will be made on time and that principal will be repaid when the bond matures. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded. Insurance does not protect the Fund against losses caused by declines in a bond’s value due to a change in market conditions.	All Funds
Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. The net asset value of the Fund will change with changes in the value of its portfolio securities, and the value of the Fund’s investments can be expected to fluctuate over time. The financial markets in general are subject to volatility and may at times experience extreme volatility and uncertainty, which may affect all investment securities, including debt securities and derivative instruments. Volatility may be greater during periods of general economic uncertainty.	All Funds
Interest Rate Risk. Because the Fund invests primarily in fixed income municipal securities, the net asset value of the Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. The prices of longer term municipal securities generally are more volatile with respect to changes in interest rates than the prices of shorter term municipal securities. These risks may be greater in the current market environment because certain interest rates are near historically low levels.	All Funds
Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal when due. Municipal securities, like other debt obligations, are subject to the credit risk of nonpayment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely affected by general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Private activity bonds used to finance projects, such as industrial development and pollution control, may also be negatively impacted by the general credit of the user of the project. Nonpayment would result in a reduction of income to the Fund, and a potential decrease in the net asset value of the Fund. The Adviser continuously monitors the issuers of securities held in the Fund.	All Funds
The Fund will rely on the Adviser’s judgment, analysis and experience in evaluating the creditworthiness of an issuer. In its analysis, the Adviser may consider the credit ratings of NRSROs in evaluating securities, although the Adviser does not rely primarily on these ratings. Credit ratings of NRSROs evaluate only the safety of principal and interest payments, not the market risk. In addition, ratings are general and not absolute standards of quality, and the creditworthiness of an issuer may decline significantly before an NRSRO lowers the issuer’s rating. A rating downgrade does not require the Fund to dispose of a security.
Medium-grade obligations (for example, bonds rated BBB by S&P) possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. Securities rated below investment grade are considered speculative by NRSROs with respect to the issuer’s continuing ability to pay interest and principal.
Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short and long term. If interest rates decrease, your income from the Fund may decrease as well.	All Funds
Call Risk. If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.	All Funds

Principal Risk	Funds Subject to Risk

Market Segment Risk. The Fund generally considers investments in municipal securities issued by governments or political subdivisions not to be subject to industry concentration policies (because such issuers are not in any industry). The Fund may, however, invest in municipal securities issued by entities having similar characteristics. For example, the issuers may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar economic, political or regulatory occurrences, which could increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in that segment. The Fund may not, however, invest more than 25% of its total assets in municipal securities, such as many private activity bonds or industrial development revenue bonds, issued for non-governmental entities that are in the same industry.	All Funds
The Fund has no policy limiting its investments in municipal securities whose issuers are located in the same state. If the Fund were to invest a significant portion of its total assets in issuers located in the same state, it would be more susceptible to adverse economic, business or regulatory conditions in that state.
Tax Risk. To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, among other things, the Fund must derive in each taxable year at least 90% of its gross income from certain prescribed sources. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions from the Fund (including underlying distributions attributable to tax-exempt interest income) would be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.	All Funds
The value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could, in turn, affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the Fund may not be a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.
The Fund may invest all or a substantial portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, an investment in the Fund could cause shareholders to be subject to (or result in an increased liability under) the federal alternative minimum tax. As a result, the Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who could become subject to the federal alternative minimum tax as a result of an investment in the Fund.
Subsequent to the Fund’s acquisition of a municipal security, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities.
For federal income tax purposes, distributions of ordinary taxable income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not eligible for favorable taxation as “qualified dividend income”), and capital gain dividends will be taxed at long-term capital gain rates. In certain circumstances, the Fund will make payments to holders of Preferred Shares, if applicable, to offset the tax effects of a taxable distribution.
Generally, to the extent a Fund’s distributions are derived from interest on municipal securities of a particular state (and, in some cases qualifying obligations of U.S. territories and possessions), its distributions are exempt from the personal income tax of that state. In some cases, the Fund’s shares may (to the extent applicable) also be exempt from personal property taxes of such state. However, some states require that the Fund meet certain thresholds with respect to the portion of its portfolio consisting of municipal securities of such state in order for such exemption to apply.

Principal Risk	Funds Subject to Risk

Risks of Using Derivative Instruments. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument or instrument being hedged, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the derivatives may not be liquid. The use of derivatives involves risks that are different from, and potentially greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. The Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses may potentially be unlimited. Although the Adviser may seek to use derivatives to further the Fund’s investment objective, the Fund is not required to use derivatives and may choose not to do so and there is no assurance that the use of derivatives will achieve this result.	All Funds
Counterparty Risk.  The Fund will be subject to credit risk with respect to the counterparties to the derivative transactions entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Futures Risk.  A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Swaps Risk.  Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

Tax Risk.  The use of derivatives may generate taxable income. In addition, the Fund’s use of derivatives may be limited by the requirements for taxation as a regulated investment company or the Fund’s intention to pay dividends that are exempt from federal income taxes. The tax treatment of derivatives may be adversely affected by changes in legislation, regulations or other legal authority, subjecting the Fund’s shareholders to increased federal income tax liabilities.

Inverse Floating Rate Obligations Risk. Like most other fixed-income securities, the value of inverse floating rate obligations will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floating rate obligation typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floating rate obligation while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floating rate obligation. Some inverse floating rate obligations may also increase or decrease substantially because of changes in the rate of prepayments. Inverse floating rate obligations tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate obligations have varying degrees of liquidity.	All Funds
The Fund generally invests in inverse floating rate obligations that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a “leveraged” inverse floating rate obligation generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate obligations generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate obligations.

Principal Risk	Funds Subject to Risk

In certain instances, the short-term floating rate interests created by a special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of inverse floating rate obligations created by the Fund, the Fund would then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
The use of short-term floating rate obligations may require the Fund to segregate or earmark cash or liquid assets to cover its obligations. Securities so segregated or earmarked will be unavailable for sale by the Fund (unless replaced by other securities qualifying for segregation requirements), which may limit the Fund’s flexibility and may require that the Fund sell other portfolio investments at a time when it may be disadvantageous to sell such assets.
Risks of Investing in Lower-Grade Securities. Securities that are in the lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturities, but they also generally involve greater risks, such as greater credit risk, market risk, volatility and liquidity risk. In addition, the amount of available information about the financial condition of certain lower-grade issuers may be less extensive than other issuers, making the Fund more dependent on the Adviser’s credit analysis than a fund investing only in higher-grade securities. To minimize the risks involved in investing in lower-grade securities, the Fund does not purchase securities that are in default or rated in categories lower than B- by S&P or B3 by Moody’s or unrated securities of comparable quality.	All Funds
Secondary market prices of lower-grade securities generally are less sensitive than higher-grade securities to changes in interest rates and are more sensitive to general adverse economic changes or specific developments with respect to the particular issuers. A significant increase in interest rates or a general economic downturn may significantly affect the ability of municipal issuers of lower-grade securities to pay interest and to repay principal, or to obtain additional financing, any of which could severely disrupt the market for lower-grade municipal securities and adversely affect the market value of such securities. Such events also could lead to a higher incidence of default by issuers of lower-grade securities. In addition, changes in credit risks, interest rates, the credit markets or periods of general economic uncertainty can be expected to result in increased volatility in the price of the lower-grade securities and the net asset value of the Fund. Adverse publicity and investor perceptions, whether or not based on rational analysis, may affect the value, volatility and liquidity of lower-grade securities.
In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund’s securities relate. Further, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings and the Fund may be unable to obtain full recovery on such amounts.
Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and interest and whether certain exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it invests in or holds such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
Liquidity Risk. Liquidity relates to the ability of a fund to sell a security in a timely manner at a price which reflects the value of that security. The amount of available information about the financial condition of municipal securities issuers is generally less extensive than that for corporate issuers with publicly traded securities, and the market for municipal securities is generally considered to be less liquid than the market for corporate debt obligations. Certain municipal securities in which the Fund may invest, such as special obligation bonds, lease obligations, participation certificates and variable rate instruments, may be particularly less liquid. To the extent the Fund owns or may acquire illiquid or restricted securities, these securities may involve special registration requirements, liabilities and costs, and liquidity and valuation difficulties.	All Funds

Principal Risk	Funds Subject to Risk

The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. An economic downturn or an increase in interest rates could severely disrupt the market for such securities and adversely affect the value of outstanding securities or the ability of the issuers to repay principal and interest. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.
The markets for lower-grade securities may be less liquid than the markets for higher-grade securities. To the extent that there is no established retail market for some of the lower-grade securities in which the Fund may invest, trading in such securities may be relatively inactive. Prices of lower-grade securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer of lower-grade securities generally could reduce market liquidity for such securities and make their sale by the Fund at their current valuation more difficult.
From time to time, the Fund’s investments may include securities as to which the Fund, by itself or together with other funds or accounts managed by the Adviser, holds a major portion or all of an issue of municipal securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a time when the Adviser believes it is advisable to do so.
Preferred Shares Risk. The Fund’s use of leverage through Preferred Shares may result in higher volatility of the net asset value of the Common Shares, and fluctuations in the dividend rates on the Preferred Shares (which are expected to reflect yields on short-term municipal securities) may affect the yield to the Common Shareholders. So long as the Fund is able to realize a higher net return on its investment portfolio than the then current dividend rate of the Preferred Shares, the effect of the leverage provided by the Preferred Shares will be to cause the Common Shareholders to realize a higher current rate of return than if the Fund were not so leveraged. On the other hand, to the extent that the then current dividend rate on the Preferred Shares approaches the net return on the Fund’s investment portfolio, the benefit of leverage to the Common Shareholders will be reduced, and if the then current dividend rate on the Preferred Shares were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to the Common Shareholders than if the Fund were not so structured.	Acquiring Fund, IMC & IMT
Similarly, because any decline in the net asset value of the Fund’s investments will be borne entirely by the Common Shareholders, the effect of leverage in a declining market would result in a greater decrease in net asset value to the Common Shareholders than if the Fund were not so leveraged. Any such decrease would likely be reflected in a decline in the market price for Common Shares. If the Fund’s current investment income were not sufficient to meet dividend requirements on the Preferred Shares, the Fund might have to liquidate certain of its investments in order to meet required dividend payments, thereby reducing the net asset value attributable to the Fund’s Common Shares.
The amount of Preferred Shares outstanding from time to time may vary, depending on the Adviser’s analysis of conditions in the municipal securities market and interest rate movements. Management of the amount of outstanding Preferred Shares places greater reliance on the ability of the Adviser to predict trends in interest rates than if the Fund did not use leverage. In the event the Adviser later determines that all or a portion of such Preferred Shares should be reissued so as to increase the amount of leverage, no assurance can be given that the Fund will subsequently be able to reissue Preferred Shares on terms and/or with dividend rates that are beneficial to the Common Shareholders. Further, redemption and reissuance of the Preferred Shares, and any related trading of the Fund’s portfolio securities, results in increased transaction costs to the Fund and its Common Shareholders. Because the Common Shareholders bear these expenses, changes to the Fund’s outstanding leverage and any losses resulting from related portfolio trading will have a proportionately larger impact on the Common Shares’ net asset value and market price.

Principal Risk	Funds Subject to Risk

In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the Fund has an asset coverage of at least 200%, as required by the 1940 Act (determined after deducting the amount of such dividend or distribution). In addition, under the terms of the Fund’s Preferred Shares, the Fund is required to maintain minimum asset coverage of 225%. This prohibition on the payment of dividends or other distributions might impair the ability of the Fund to maintain its qualification as a regulated investment company for federal income tax purposes. The Fund intends, however, to the extent possible, to purchase or redeem Preferred Shares from time to time to maintain an asset coverage of the Preferred Shares of at least 225%.
If a determination were made by the IRS to treat the Preferred Shares as debt rather than equity for U.S. federal income tax purposes, the Common Shareholders might be subject to increased federal income tax liabilities.
Unrated Securities Risk. Many lower-grade securities are not listed for trading on any national securities exchange, and many issuers of lower-grade securities choose not to have a rating assigned to their obligations by any NRSRO. As a result, the Fund’s portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests solely in higher-grade, listed securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may limit the ability of the Fund to sell such securities at their fair value. The Fund may be more reliant on the Adviser’s judgment and analysis in evaluating the creditworthiness of an issuer of unrated securities.	All Funds
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.	All Funds
Zero Coupon / PIK Bond Risk. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuations in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative than are securities that pay interest periodically in cash. These securities are also subject to the risk of default. These securities may subject the Fund to greater market risk than a fund that does not own these types of securities. Special tax considerations are associated with investing in non-cash-paying instruments, such as zero coupon or PIK securities. The Adviser will weigh these concerns against the expected total returns from such instruments.	All Funds

Additional information on these and other risks is available in the SAI.

Portfolio Managers

Thomas Byron, Robert Stryker and Robert Wimmel are the portfolio managers for the Funds.

Mr. Byron, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2010. Mr. Byron was associated with the Funds’ previous investment adviser or its investment advisory affiliates in an investment management capacity from 1981 to 2010 and began managing the Funds in 2009. Mr. Byron earned a B.S. in finance from Marquette University and an M.B.A. in finance from DePaul University.

Mr. Stryker, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2010. Mr. Stryker was associated with the Funds’ previous investment adviser or its investment advisory affiliates in an investment management capacity from 1994 to 2010 and began managing the Funds in 2009. Mr. Stryker earned a B.S. in finance from the University of Illinois, Chicago.

Mr. Wimmel, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2010. Mr. Wimmel was associated with the Funds’ previous investment adviser or its investment advisory affiliates in an investment management capacity from 1996 to 2010 and began managing the Funds in 2009. Mr. Wimmel earned a B.A. in anthropology from the University of Cincinnati and an M.A. in economics from the University of Illinois, Chicago.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

Trading of Common Shares

Each Fund’s Common Shares trade on the Exchange. Generally, an investor purchasing a Fund’s Common Shares enters into a purchase transaction on the Exchange through a broker-dealer and, thus, indirectly purchases the Common Shares from a selling Fund shareholder. A shareholder who sells a Fund’s Common Shares generally sells them on the Exchange through a broker-dealer, and indirectly to another investor. Unlike a mutual fund (also called an “open-end” fund), holders of Common Shares of a Fund generally do not purchase and sell such Common Shares from and to the Fund, either directly or through an intermediary such as a broker-dealer. No brokerage charges will be imposed on any Fund’s shareholders in connection with the Mergers.

Capital Structures of the Funds

Each Fund is currently organized as a Massachusetts business trust. The Acquiring Fund was organized on March 12, 1992, IMC was organized on February 26, 1990, IMS was organized on October 14, 1993, and IMT was organized on October 2, 1991. As discussed under Proposal 1, before the closing of the Mergers, the Funds will be reorganized as Delaware statutory trusts, which will all have identical governing documents and capital structures, except that IMS has no outstanding Preferred Shares. (Proposal 1 discusses the material differences between each Fund’s current Massachusetts business trust structure and its proposed Delaware statutory trust structure.) The Funds’ governing documents will therefore be substantially identical immediately prior to the Mergers with the exception of any provisions governing outstanding Preferred Shares, which will be substantially identical among the Acquiring Fund, IMC and IMT but will not apply to IMS. Each such Delaware statutory trust will have the same structure, except that IMS has no outstanding Preferred Shares while the Acquiring Fund, IMC and IMT have outstanding Preferred Shares. With respect to IMC and IMT, Common Shareholders will not be affected by a Merger except that after a Merger, such Fund’s shareholders will hold shares of a single, larger fund. After the Merger, Common Shareholders of IMS will own shares of a single, larger fund with a leveraged capital structure, which grants Preferred Shareholders certain rights, including the right to elect at least two Trustees and additional rights in the event that the Acquiring Fund fails to make payments to the Preferred Shareholders.

Description of Securities to be Issued

Before any Merger can be completed, each merging Fund must have completed a redomestication to a Delaware statutory trust, as discussed in Proposal 1. Accordingly, the following discussion reflects that each Fund would be a Delaware statutory trust as of the time of its Merger. A discussion of the changes a Fund would undergo as part of a Redomestication is included under Proposal 1.

Common Shares.  Each Common Share represents an equal proportionate interest with each other Common Share of the Fund, with each such share entitled to equal dividend, liquidation, redemption and voting rights. The Acquiring Fund, IMC and IMT also have outstanding Preferred Shares that vote separately from Common Shares in some circumstances. Each Fund’s Common Shares have no preemptive, conversion or exchange rights, nor any right to cumulative voting.

As of the closing of a Merger, the Acquiring Fund will be authorized by its Amended and Restated Agreement and Declaration of Trust to issue an unlimited number of Acquiring Fund Common Shares, with no par value.

Dividends and Distributions from the Acquiring Fund, IMC and IMT.  The dividend and distribution policies of IMC and IMT are identical to those of the Acquiring Fund. The Acquiring Fund intends to make regular monthly distributions of all or a portion of its net investment income after payment of dividends on the Acquiring Fund’s Preferred Shares outstanding to holders of the Acquiring Fund’s Common Shares. The Acquiring Fund’s net investment income consists of all interest income accrued on portfolio assets less all expenses of the Acquiring Fund. The Acquiring Fund is required to allocate net capital gains and other taxable income, if any, received by the Acquiring Fund among its shareholders on a pro rata basis in the year for which such capital gains and other income is realized. In certain circumstances, the Acquiring Fund will make additional payments to Preferred Shareholders to offset the tax effects of such taxable distributions.

While there are any Preferred Shares of the Acquiring Fund outstanding, the Acquiring Fund may not declare any cash dividend or other distribution on its Common Shares, unless at the time of such declaration, (i) all accrued Preferred Shares dividends have been paid, (ii) to the extent necessary, the Fund has redeemed all of the Preferred Shares subject to mandatory redemption under the terms of the Preferred Shares, and (iii) the value of the Acquiring Fund’s total assets (determined after deducting the amount of such dividend or other distribution), less all liabilities and indebtedness of the Fund, is at least 200% of the liquidation preference of the outstanding Preferred Shares (expected to equal the aggregate original purchase price of the outstanding Preferred Shares plus any accrued and unpaid dividends thereon, whether or not earned or declared on a cumulative basis), as required by the 1940 Act. This limitation on the Acquiring Fund’s ability to make distributions on its Common Shares could in certain circumstances impair the ability of the Acquiring Fund to maintain its qualification for taxation as a regulated investment company under the Code. The Acquiring Fund intends, however, to the extent possible, to purchase or redeem Preferred Shares from time to time to maintain compliance with such asset coverage requirements and may pay special dividends to the holders of the Preferred Shares in certain circumstances in connection with any such impairment of the Acquiring Fund’s status as a regulated investment company under the Code.

The tax treatment and characterization of the Acquiring Fund’s distributions may vary significantly from time to time because of the varied nature of its investments. The Acquiring Fund will indicate the proportion of its capital gains distributions that constitute long-term and short-term gains annually. The ultimate tax characterization of the Acquiring Fund’s distributions made in a calendar or fiscal year cannot finally be determined until after the end of that fiscal year. As a result, there is a possibility that the Acquiring Fund may make total distributions during a calendar or fiscal year in an amount that exceeds the Acquiring Fund’s net investment income and net capital gains for the relevant fiscal year and its previously undistributed earnings and profits from prior years. In such situations, the amount by which the Acquiring Fund’s total distributions exceed its net investment income and net capital gains generally will be treated as a tax-free return of capital reducing the amount of a shareholder’s tax basis in such shareholder’s shares, with any amounts exceeding such basis treated as gain from the sale of shares.

Various factors will affect the level of the Acquiring Fund’s net investment income, such as the rate at which dividends are payable on outstanding Preferred Shares, the Acquiring Fund’s asset mix, its level of retained earnings, the amount of leverage utilized by it and the effects thereof and the movement of interest rates for municipal bonds. These factors, among others, may result in the Acquiring Fund’s level of net investment income being different from the level of net investment income for IMC and IMT if the Mergers were not completed. To permit the Acquiring Fund to maintain more stable monthly distributions, it may from time to time distribute less than the entire amount earned in a particular period. The income would be available to supplement future distributions. As a result, the distributions paid by the Acquiring Fund for any particular month may be more or less than the amount actually earned by the Fund during that month. Undistributed earnings will add to the Acquiring Fund’s net asset value and, correspondingly, distributions from undistributed earnings and from capital, if any, will deduct from the Fund’s net asset value. Although it does not now intend to do so, the Board may change the Acquiring Fund’s dividend policy and the amount or timing of the distributions based on a number of factors, including the amount of the Fund’s undistributed net investment income and historical and projected investment income and the amount of the expenses and dividend rates on the outstanding Preferred Shares.

Holders of the Acquiring Fund’s Common Shares will automatically have all dividends and distributions reinvested in Common Shares issued by the Fund or Common Shares of the Fund purchased in the open market in accordance with the Fund’s Automatic Dividend Reinvestment Plan, unless an election is made to receive cash.

For information concerning the manner in which dividends and distributions to holders of a Fund’s common shares may be reinvested automatically in such Fund’s Common Shares, see “Dividend Reinvestment Plan” below.

IMC and IMT Common Shareholders who own certificated shares will not receive their Acquiring Fund Common Shares or any dividend payments from the Acquiring Fund until their certificates are tendered. IMC and IMT Common Shareholders will, shortly after the closing of their Fund’s Merger, receive instructions on how to tender any outstanding share certificates.

Dividends and Distributions from IMS.  IMS declares and pays dividends of net investment income, if any, monthly, and capital gains distributions, if any, at least annually. IMS may also declare and pay capital gains distributions more than once per year as permitted by law. IMS shareholders who own certificated shares will not receive dividend payments from the Acquiring Fund until their certificates are tendered. IMS Common Shareholders will, shortly after the closing of their Fund’s Merger, receive instructions on how to tender any outstanding share certificates.

Dividend Reinvestment Plan.  Each Fund offers a substantially similar dividend reinvestment plan for Common Shareholders. Target Fund Common Shareholders that are enrolled in a dividend reinvestment plan will be automatically enrolled in the Acquiring Fund’s dividend reinvestment plan upon the closing of a Merger. Each Fund’s dividend reinvestment plan is more fully described in the Fund’s shareholder reports.

Any final distribution preceding a Merger made by a Target Fund or the Acquiring Fund will be made in cash, notwithstanding any shareholder’s enrollment in the Fund’s dividend reinvestment plan. Each Fund expects to amend its dividend reinvestment plan to provide for distributions to be made in cash in the event of transactions such as a Merger.

Provisions for Delaying or Preventing Changes in Control.  Each Fund’s governing documents contain provisions designed to prevent or delay changes in control of that Fund. As of the time of the Mergers, each Fund’s governing documents will provide that such Fund’s Board of Trustees may cause the Fund to merge or consolidate with or into other entities; cause the Fund to sell, convey and transfer all or substantially all of the assets of the Fund; cause the Fund to convert to a different type of entity; or cause the Fund to convert from a closed-end fund to an open-end fund, each only so long as such action has previously received the approval of either (i) the Board, followed by the affirmative vote of the holders of not less than 75% of the outstanding shares entitled to vote; or (ii) the affirmative vote of at least two thirds (66 2/3%) of the Board and an affirmative Majority Shareholder Vote (which generally means the vote of “a majority of the outstanding voting securities” as defined in the 1940 Act of the Fund, with each class and series of shares voting together as a single class, except to the extent otherwise required by the 1940 Act). Under each Fund’s governing documents that will be applicable as of the time of the Merger, shareholders will have no right to call special meetings of shareholders or to remove Trustees. In addition, each Fund’s Board is divided into three classes, each of which stands for election only once in three years. As a result of this system, only those Trustees in one class may be changed in any one year, and it would require two years or more to change a majority of the Trustees.

Preferred Shares.  Each of the Acquiring Fund, IMC and IMT have outstanding a class of preferred shares, designated as Variable Rate Muni Term Preferred Shares (“VMTP Shares”). The VMTP Shares of the Acquiring Fund, IMC and IMT have substantially identical liquidation preferences, rights, and privileges. In connection with the Mergers, the Acquiring Fund will issue additional VMTP Shares equal in number and aggregate liquidation preference to the VMTP Shares of IMC and IMT, in exchange for such Target Fund VMTP Shares. IMS has no outstanding preferred shares. As of the closing of a Merger, the Acquiring Fund will be authorized by its Amended and Restated Agreement and Declaration of Trust to issue an unlimited number of Acquiring Fund Preferred Shares, with no par value.

Pending Litigation

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint entitled Curbow Family, LLC, et al. v. Morgan Stanley Investment Advisors, Inc., was filed on behalf of the Acquiring Fund and Invesco Municipal Premium Income Trust (PIA) (collectively, the “Trusts”) against Morgan Stanley Investment Advisors, Inc., Morgan Stanley and certain current and former executive officers of the Trusts (collectively, the “Defendants”) alleging that they breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value. Specifically, the shareholders claim that the board and officers had no obligation to provide liquidity to the ARPS shareholders, the redemptions were improperly motivated to benefit the prior adviser by preserving business relationships with the ARPS holders, i.e., institutional investors, and the market value and fair value of the ARPS were less than par at the time they were redeemed. The Complaint alleges that the redemption of the ARPS occurred at the expense of the Trusts and their common shareholders. This Complaint amends and consolidates two separate complaints that were filed by Curbow Family LLC and Elsie Mae Melms Revocable Living Trust on July 22, 2010 and August 3, 2010, respectively. Each of the Trusts initially received a demand letter from the plaintiffs on April 8, 2010. Plaintiffs seek judgment that: 1) orders Defendants to refrain from redeeming any ARPS at their liquidation value using Trusts assets; 2) awards monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) grants appropriate equitable relief to remedy the Defendants’ breaches of fiduciary duties; and 4) awards to plaintiffs the costs and disbursements of the action. The Board of each of the Trusts formed a Special Litigation Committee (“SLC”) to investigate these claims and to make a recommendation to the Board regarding whether pursuit of these claims is in the best interests of the Trusts. After reviewing the findings of the SLC, the Board announced on July 12, 2011, that it had adopted the SLC’s recommendation to seek dismissal of the action. The Trusts filed a motion to dismiss on October 4, 2011, which remains pending. Plaintiffs filed a motion on November 28, 2011 asking the court to hold the motion to dismiss in abeyance while plaintiffs conduct limited discovery. The plaintiffs’ request for discovery has been briefed and the court’s decision whether plaintiffs are entitled to discovery is pending. This matter is pending.

Management of the Adviser and each of the Funds believe that the outcome of the proceedings described above will have no material adverse effect on the Funds or on the ability of the Adviser to provide ongoing services to the Funds.

Share Price Data

The New York Stock Exchange is the principal trading market for each Fund’s Common Shares. The following tables set forth the high and low sales prices and maximum premium/discount for each Fund’s Common Shares for the periods indicated. Common Shares of each Fund have historically traded at both a premium and discount to net asset value.

Acquiring Fund (IIM)

	Price		Net Asset Value		Premium/Discount
Quarterly Period Ending	High	Low	High	Low	High	Low

2/29/2012	$17.43	$15.34	$16.39	$15.32	7.39%	-1.41%
11/30/2011	16.00	14.81	15.60	15.14	3.96	-5.06
8/31/2011	14.83	12.90	15.32	14.69	0.34	-12.19
05/31/2011	14.62	13.16	14.71	13.86	-0.48	-6.80
02/28/2011(1)	14.12	12.58	14.70	13.43	-3.41	-7.86
11/30/2010	15.47	13.68	15.47	14.34	0.45	-8.31
10/31/2010	15.73	14.75	15.75	15.19	0.13	-3.31
07/31/2010	14.90	14.17	15.19	14.88	-1.65	-5.60
04/30/2010	14.17	14.00	15.01	14.76	-5.08	-6.04
01/31/2010	14.00	13.40	14.78	14.65	-5.15	-8.53

(1)	The fiscal year end for the Acquiring Fund changed from October 31 to the last day of February effective February 28, 2011.

IMC

	Price		Net Asset Value		Premium/Discount
Quarterly Period Ending	High	Low	High	Low	High	Low

2/29/2012	$17.46	$15.84	$15.68	$14.65	15.19%	1.86%
11/30/2011	17.20	14.57	14.93	14.51	17.14	-0.20
8/31/2011	14.89	13.25	14.66	14.03	4.49	-9.37
05/31/2011	14.15	12.74	14.03	13.21	4.99	-5.98
02/28/2011(1)	13.42	11.90	14.06	12.71	-1.88	-8.15
11/30/2010	14.22	13.20	14.79	13.66	-1.17	-7.16
10/31/2010	15.03	14.08	15.05	14.53	0.00	-4.74
07/31/2010	14.18	13.42	14.53	14.26	-2.27	-6.71
04/30/2010	13.42	13.22	14.37	14.10	-5.11	-7.03
01/31/2010	13.40	12.90	14.11	13.99	-4.96	-7.92

(1)	The fiscal year end for IMC changed from October 31 to the last day of February effective February 28, 2011.

IMS

	Price		Net Asset Value		Premium/Discount
Quarterly Period Ending	High	Low	High	Low	High	Low

2/29/2012	$15.42	$14.10	$15.12	$14.58	2.20%	-4.15%
11/30/2011	14.13	13.71	14.70	14.47	-3.29	-6.16
8/31/2011	14.25	12.95	14.55	14.19	0.07	-10.87
05/31/2011	13.70	12.72	14.17	13.66	-1.68	-7.76
02/28/2011(1)	13.62	12.37	14.19	13.36	-4.02	-8.38
11/30/2010	14.28	13.25	14.63	13.95	-2.13	-6.65
10/31/2010	14.94	14.06	14.78	14.47	1.22	-4.29
07/31/2010	14.08	13.50	14.47	14.29	-2.70	-6.25
04/30/2010	13.96	13.50	14.38	14.21	-1.76	-5.63
01/31/2010	14.04	13.25	14.21	14.14	-1.20	-6.29

(1)	The fiscal year end for IMS changed from October 31 to the last day of February effective February 28, 2011.

IMT

	Price		Net Asset Value		Premium/Discount
Quarterly Period Ending	High	Low	High	Low	High	Low

2/29/2012	$16.19	$14.80	$15.54	$14.51	6.30%	-1.49%
11/30/2011	15.27	14.26	14.81	14.38	5.53	-1.89
8/31/2011	14.47	13.10	14.53	13.91	0.35	-9.53
05/31/2011	13.37	12.66	13.91	13.16	0.91	-5.49
02/28/2011(1)	13.83	11.90	13.96	12.78	2.08	-6.89
11/30/2010	14.99	13.39	14.67	13.62	2.42	-5.23
10/31/2010	15.46	14.13	14.98	14.46	3.90	-2.50
07/31/2010	14.21	13.76	14.46	14.20	-1.66	-4.51
04/30/2010	13.83	13.42	14.32	14.15	-3.42	-5.23
01/31/2010	13.43	12.89	14.16	14.08	-5.09	-8.45

(1)	The fiscal year end for IMT changed from October 31 to the last day of February effective February 28, 2011.

The following table shows, as of February 29, 2012, the NAV per share, market price, and premium or discount for Common Shares of each Fund.

		Market	Premium
	NAV	Price	(Discount)

IMC	$15.63	$16.58	6.08%
IMS	15.10	15.01	-0.53
IMT	15.46	15.46	0.00
Acquiring Fund (IIM)	16.28	17.16	5.41

Common Shares of each Fund trade at a market price that is determined by current supply and demand conditions. The market price of a Fund’s Common Shares may or may not be the same as the Fund’s NAV per share — that is, the value of the portfolio securities owned by the Fund less its liabilities. When the market price of a Fund’s Common Shares exceeds its NAV per share, they are said to be “trading at a premium.” When the market price of a Fund’s Common Shares is lower than its NAV per share, they are said to be “trading at a discount.” It is very difficult to identify all of the factors that may cause a closed-end fund’s common shares to trade at a discount. It is often difficult to reduce or eliminate a closed-end fund’s discount over the long term. Some short-term measures, such as share repurchases and tender offers, tend to reduce a closed-end fund’s assets (and thereby potentially increase expense ratios), but do not typically have a long-term effect on the discount. Other measures, such as managed dividend programs, may not have a consistent long-term effect on discounts.

While the Board of each Fund has determined that the Merger is in the best interests of each Fund, there is no guarantee that the Mergers will have any long-term effect or influence on whether the Acquiring Fund Common Shares trade at a discount or a premium after the Mergers. Whether Common Shares had been trading at a premium or discount was not a significant factor in each Board’s approval of the Merger Agreement and recommendation for approval to Fund shareholders. The Acquiring Fund’s Board will continue to monitor any discount or premium at which the Acquiring Fund Common Shares trade after the Mergers and will evaluate what (if any) further action is appropriate at that time to address any discount or premium.

Portfolio Turnover

The Funds’ historical portfolio turnover rates are similar. Because the Funds have similar investment policies, management does not expect to dispose of a material amount of portfolio securities of any Fund in connection with the Mergers. No securities of the Target Funds need be sold in order for the Acquiring Fund to comply with its investment restrictions or policies. The Funds will continue to buy and sell securities in the normal course of their operations.

Portfolio Guidelines of Preferred Share Rating Agencies and Certificates of Designation

The Acquiring Fund, IMC and IMT have issued and outstanding Preferred Shares that are rated by one or more rating agencies. In order to maintain attractive credit quality ratings for Preferred Shares, the Acquiring Fund, IMC and IMT must meet certain investment quality, diversification, industry concentration, asset coverage, liquidity, and other criteria established by such ratings agencies. These guidelines may vary between rating agencies and may be modified by a rating agency at any time. In addition, the Acquiring Fund’s, IMC’s and IMT’s Preferred Shares were issued pursuant to certificates of designation that impose certain additional restrictions on such Funds, including a requirement that each Fund maintain minimum asset coverage of 225% with respect to its Preferred Shares. These rating agency guidelines and certificates of designation could affect portfolio decisions and may have requirements more stringent than those imposed by the 1940 Act or otherwise by a Fund’s investment policies.

Terms and Conditions of the Mergers

The terms and conditions under which a Merger may be consummated are set forth in the Merger Agreement. Significant provisions of the Merger Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Merger Agreement, a form of which is attached as Exhibit D.

In each Merger, a Target Fund will merge with and into the Acquiring Fund pursuant to the Merger Agreement and in accordance with the Delaware Statutory Trust Act. As a result of each Merger, all of the assets and liabilities of the merging Target Fund will become assets and liabilities of the Acquiring Fund, and the Target Fund’s shareholders will become shareholders of the Acquiring Fund.

Under the terms of the Merger Agreement, the Acquiring Fund will issue new Acquiring Fund Common Shares in exchange for Target Fund Common Shares. The number of Acquiring Fund Common Shares issued will be based on the relative NAVs and shares outstanding of the Acquiring Fund and the applicable Target Fund as of the business day immediately preceding the Merger’s closing date. All Acquiring Fund Common Shares issued pursuant to the Merger Agreement will be fully paid and non-assessable, and will be listed for trading on the Exchange. The terms of the Acquiring Fund Common Shares to be issued in each Merger will be identical to the terms of the Acquiring Fund Common Shares already outstanding.

Under the terms of the Merger Agreement, the Acquiring Fund will also issue new Acquiring Fund Preferred Shares in exchange for Preferred Shares of IMC and IMT. The number of additional Acquiring Fund Preferred Shares issued for the Mergers with IMC and IMT will equal the number of outstanding Preferred Shares of IMC and IMT, and such Acquiring Fund Preferred Shares will have liquidation preferences, rights, and privileges substantially identical to those of the then outstanding Preferred Shares for the merging Target Fund.

Prior to the closing of each Merger, each Target Fund will declare one or more dividends, and the Acquiring Fund may, but is not required to, declare a dividend, payable at or near the time of closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2012 calendar year and, to the extent a distribution is not an “exempt-interest dividend” (as defined in the Code), the distribution may be taxable to shareholders in such year for federal income tax purposes. It is anticipated that Fund distributions will be primarily dividends that are exempt from regular federal income tax, although a portion of such dividends may be taxable to shareholders as ordinary income or capital gains. Any such final distribution paid to Common Shareholders by a Target Fund will be made in cash and not reinvested in additional Common Shares of the Target Fund. See the discussion under “Description of Securities to be Issued — Dividend Reinvestment Plan” for further information.

If shareholders approve the Mergers and if all of the closing conditions set forth in the Merger Agreement are satisfied or waived, including the condition that each Fund complete its Redomestication (Proposal 1), consummation of the Mergers (the “Closing”) is expected to occur in the third quarter of 2012 on a date mutually agreed upon by the Funds (the “Closing Date”). The passage of Proposal 3 is not a condition to the Mergers.

At the Closing, Acquiring Fund Common Shares will be credited to Target Fund Common Shareholders on a book-entry basis only. The Acquiring Fund will not issue certificates representing Common Shares in connection with the Mergers, irrespective of whether Target Fund shareholders currently hold such shares in certificated form. At the Closing, all outstanding certificates representing Common Shares of the merging Target Fund will be cancelled. Target Fund shareholders who own certificated Common Shares will not receive their Acquiring Fund Common Shares or dividend payments from the Acquiring Fund until their certificates are tendered to the Acquiring Fund. Target Fund Common Shareholders will, shortly after the closing of their Fund’s Merger, receive instructions on how to tender any outstanding share certificates.

Each Fund will be required to make representations and warranties in the Merger Agreement that are customary in matters such as the Mergers.

If shareholders of a Fund do not approve a Merger or if a Merger does not otherwise close, the Board will consider what additional action to take, including allowing the Fund to continue operating as it currently does. The Merger Agreement may be terminated and the Merger may be abandoned at any time by mutual agreement of the parties. The Merger Agreement may be amended or modified in a writing signed by the parties.

Additional Information About the Funds

As of the time of the Mergers, each Fund will be a newly organized Delaware statutory trust, as discussed in Proposal 1. Each Fund is registered under the 1940 Act, as a diversified, closed-end management investment company. “Diversified” means that the Fund is limited in the amount it can invest in a single issuer. A closed-end fund (unlike an “open-end” or “mutual” fund) does not continuously sell and redeem its shares; in the case of the Funds, Common Shares are bought and sold on the Exchange. A “management” investment company is managed by an investment adviser — the Adviser in the case of the Funds — that buys and sells portfolio securities on behalf of the investment company.

Federal Income Tax Matters Associated with Investment in the Funds

The following information is meant as a general summary of certain federal income tax matters for U.S. shareholders. Please see the SAI for additional information. Investors should rely on their own tax advisor for advice about the particular federal, state and local tax consequences to them of investing in the Funds (for purposes of this section, the “Fund”).

The Fund has elected to be treated and intends to qualify each year (including the taxable year in which the Merger occurs) as a regulated investment company (“RIC”) under Subchapter M of the Code. In order to qualify as a RIC, the Fund must satisfy certain requirements regarding the sources of its income, the diversification of its assets and the distribution of its income. As a RIC, the Fund is not expected to be subject to federal income tax on the income and gains it distributes to its shareholders. If, for any taxable year, the Fund does not qualify for taxation as a RIC, it will be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level and to a further tax at the shareholder level when such income is distributed. In lieu of losing its status as a RIC, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect, for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010.

The Code imposes a 4% nondeductible excise tax on the Fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its taxable ordinary income for that year, and (ii) 98.2% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid or minimize the application of this excise tax.

The Fund primarily invests in municipal securities. Thus, substantially all of the Fund’s dividends paid to you from net investment income should qualify as “exempt-interest dividends.” A shareholder treats an exempt-interest dividend as interest on state and local bonds exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Federal income tax law imposes an alternative minimum tax with respect to corporations, individuals, trusts and estates. Interest on certain municipal obligations, such as certain private activity bonds, is included as an item of tax preference in determining the amount of a taxpayer’s alternative minimum taxable income. To the extent that the Fund receives income from such municipal obligations, a portion of the dividends paid by the Fund, although exempt from regular federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the federal alternative minimum tax. The Fund will annually provide a report indicating the percentage of the Fund’s income attributable to municipal obligations subject to the federal alternative minimum tax. Corporations are subject to special rules in calculating their federal alternative minimum taxable income with respect to interest from such municipal obligations.

In addition to exempt-interest dividends, the Fund may also distribute to its shareholders amounts that are treated as long-term capital gain or ordinary income (which may include short-term capital gains). These distributions may be subject to federal, state and local taxation, depending on a shareholder’s situation. If so, they are taxable whether or not such distributions are reinvested. Net capital gain distributions (the excess of net long-term capital gain over net short-term capital loss) are generally taxable at rates applicable to long-term capital gains regardless of how long a shareholder has held its shares. Long-term capital gains are currently taxable to noncorporate shareholders at a maximum federal income tax rate of 15%. Absent further legislation, the maximum 15% rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2012. The Fund does not expect that any part of its distributions to shareholders from its investments will qualify for the dividends-received deduction available to corporate shareholders or as “qualified dividend income” available to noncorporate shareholders.

Distributions by the Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares and will reduce such basis. Any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below.

As a RIC, the Fund will not be subject to federal income tax in any taxable year on the income and gains it distributes to shareholders provided that it meets certain distribution requirements. The Fund may retain for investment some (or all) of its net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount; (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any; and (iii) may claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

The IRS currently requires that a RIC that has two or more classes of stock allocate to each such class proportionate amounts of each type of its income (such as exempt interest, ordinary income and capital gains). Accordingly, the Fund designates dividends made with respect to the Common Shares and, if applicable, the Preferred Shares as consisting of particular types of income (e.g., exempt interest, net capital gain and ordinary income) in accordance with each class’ proportionate share of the total dividends paid by the Fund during the year. A class’s proportionate share of a particular type of income is determined according to the percentage of total dividends paid by the RIC to such class.

Dividends declared by the Fund to shareholders of record in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

At the time of an investor’s purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or to undistributed ordinary income or capital gains of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation, income or gains may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.

Each shareholder will receive an annual statement summarizing the shareholder’s dividend and capital gains distributions.

The redemption, sale or exchange of shares normally will result in capital gain or loss to shareholders who hold their shares as capital assets. Generally, a shareholder’s gain or loss will be long-term capital gain or loss if the shares have been held for more than one year. The gain or loss on shares held for one year or less will generally be treated as short-term capital gain or loss. Present law taxes both long-term and short-term capital gains of corporations at the same rates applicable to ordinary income. Long-term capital gains are currently taxable to noncorporate shareholders at a maximum federal income tax rate of 15%. As noted above, absent further legislation, the maximum 15% rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2012. Any loss on the sale of shares that have been held for six months or less will be disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent those shares of the Fund are replaced by other substantially identical shares of the Fund or other substantially identical stock or securities (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the original shares. In that event, the basis of the replacement shares of the Fund will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or of certain greater amounts over a combination of years), generally the shareholder must file with the IRS a disclosure statement on Form 8886.

Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on otherwise-taxable Fund dividends or distributions, or on sales or exchanges of Fund shares unless the Fund shares are “debt-financed property” within the meaning of the Code.

Any interest on indebtedness incurred or continued to purchase or carry the Fund’s shares to which exempt-interest dividends are allocated is not deductible. Under certain applicable rules, the purchase or ownership of shares may be considered to have been made with borrowed funds even though such funds are not directly used for the purchase or ownership of the shares. In addition, if you receive Social Security or certain railroad retirement benefits, you may be subject to U.S. federal income tax on a portion of such benefits as a result of receiving investment income, including exempt-interest dividends and other distributions paid by the Fund.

Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and interest and whether certain exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it invests in or holds such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to qualify as a RIC and to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

The Fund may hold or acquire municipal obligations that are market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary taxable income to the extent of the accrued market discount.

By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid, including exempt interest dividends (for distributions and proceeds paid after December 31, 2012, the rate is scheduled to rise to 31% unless the 28% rate is extended or made permanent).

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., generally, U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax and hold their shares as capital assets. Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, other regulated investment companies, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including a non-resident alien U.S. withholding tax at the rate of 30% or any lower applicable treaty rate on amounts treated as ordinary dividends from the Fund, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and U.S. estate tax. Shareholders should consult their own tax advisors on these matters and on state, local, foreign and other applicable tax laws.

Under recently enacted legislation and administrative guidance, the relevant withholding agent may be required to withhold 30% of any (a) income dividends paid after December 31, 2013 and (b) certain capital gains distributions and the proceeds of a sale of shares paid after December 31, 2014 to (i) a foreign financial institution unless such foreign financial institution agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements.

Board Considerations in Approving the Mergers

On June 1, 2010, Invesco acquired the retail fund management business of Morgan Stanley, which included 32 Morgan Stanley and Van Kampen branded closed-end funds. This transaction filled gaps in Invesco’s product line and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in product overlap. The Mergers proposed in this Proxy Statement are part of a larger group of mergers across Invesco’s fund platform that began in early 2011. The larger group of mergers is designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.

Each Fund’s Board created an ad hoc committee (the “Ad Hoc Merger Committee”) to consider each Merger and to assist the Board in its consideration of such Merger. The Ad Hoc Merger Committee met separately two times, on October 17, 2011 and November 18, 2011 to discuss each proposed Merger. Two separate meetings of each Fund’s Board were also held to review and consider each Merger, including presentations by the Ad Hoc Merger Committee on its deliberations and, ultimately, recommendations. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Funds (the “Independent Trustees”) held a separate meeting in conjunction with the November 29-30, 2011 meeting of the full Boards to consider these matters. The Independent Trustees have been advised on this matter by independent legal counsel to the Independent Trustees. The Boards requested and received from the Adviser written materials containing relevant information about the Funds and the proposed Mergers, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

The Boards reviewed, among other information they deemed relevant, information comparing the following for each Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) comparative short-term and long-term investment performance and distribution yields; (5) current expense ratios and expense structures, including contractual investment advisory fees on a net asset basis and on a managed assets basis; (6) expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; (7) relative asset size; and (8) trading information such as trading premiums/discounts and bid/ask spreads.

The Boards considered the benefits to each Fund of (i) combining with a similar fund to create a larger fund, (ii) with respect to IMS and IMT, the Adviser’s paying all of the Merger costs, and (iii) the expected tax free nature of the Merger for each Fund and its shareholders for federal income tax purposes. The Boards also considered that the potential benefits to the Funds of the Mergers might include (1) benefits resulting from the larger size of the combined fund, including the potential for (i) increased attention from the investment community, (ii) increased trading volume and tighter spreads and improved premium/discount levels for the combined fund’s Common Shares, (iii) improved purchasing power and more efficient transaction costs, and (iv) increased diversification of portfolio investments; (2) maintaining consistent portfolio management teams, processes and investment objectives; and (3) reducing market confusion caused by similar product offerings. In addition, each Target Fund’s Board considered the Acquiring Fund’s contractual advisory fee rate in light of the benefits of retaining the Adviser as the Acquiring Fund’s investment adviser, the services provided, and those expected to be provided, to the Acquiring Fund by the Adviser, and the terms and conditions of the Acquiring Fund’s advisory agreement.

The Board of each Fund also considered that:

•	the combined fund on a pro forma basis had a higher distribution yield (as a percentage of net asset value) than IMS, but a slightly lower distribution yield (as a percentage of net asset value) than IMC and IMT, even after giving effect to the higher management fees and the total expense ratio (for IMS and IMT only) that will apply to the combined fund;

•	as of July 31, 2011, the Acquiring Fund had traded at an average discount of -3.07% to its net asset value over the preceding 52-week period and, over the same period, the Target Funds had traded at average discounts of -1.69% (IMC), -4.46% (IMS) and -1.93% (IMT);

•	as of July 31, 2011, the Acquiring Fund traded at an average discount of -6.70% to its net asset value for the preceding month and, over the same period, the Target Funds had traded at average discounts of -2.40% (IMC), -6.40% (IMS) and -4.30% (IMT); and

•	the average daily trading volume for the Acquiring Fund was almost five times higher than the average daily trading volume of IMC, more than three times higher than the average daily trading volume of IMS, and approximately 75% higher than the average daily trading volume of IMT.

The Boards also considered the Mergers in the context of the larger group of mergers, which were designed to rationalize the Invesco funds in a way that can enhance visibility in the market place. The Boards discussed with the Adviser the possible alternatives to the Mergers, including liquidation and maintaining the status quo, among other alternatives.

The Boards further considered that (i) the investment objective, strategies and related risks of each Target Fund and the Acquiring Fund are substantially the same; (ii) the Funds have the same portfolio management team; (iii) shareholders would become shareholders of a single larger Fund; (iv) the Adviser’s agreement to limit the Acquiring Fund’s total expenses if a Merger is completed, as disclosed above on a pro forma basis, for at least two years from the closing date of the Merger; and (v) the Adviser’s representation that, because of the similarity between the Funds’ investment objectives and strategies, the costs associated with repositioning each Fund’s investment portfolio in connection with a Merger would be minimal.

Based upon the information and considerations described above, the Boards unanimously concluded that the Mergers are in the best interests of the Funds and that no dilution of net asset value would result to the shareholders of the Funds from the Mergers. Consequently, the Boards unanimously approved the Merger Agreement and each Merger on November 29, 2011.

The discussion above summarizes certain information regarding the Funds considered by the Boards of the Acquiring Fund and the Target Funds, respectively, which was accurate as of the time of the Boards’ consideration of the Mergers. There can be no assurance that the information considered by the Boards, including with respect to the Funds’ trading at a premium or discount, remains accurate as of the date hereof or at the closing of the Mergers.

Federal Income Tax Considerations of the Mergers

The following is a general summary of the material U.S. federal income tax considerations of the Mergers and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

Each Merger is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. As described above, the Mergers will occur following the Redomestication of each Target Fund and the Acquiring Fund. The principal federal income tax considerations that are expected to result from the Merger of each Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Merger;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Merger;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

Neither the Target Funds nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Mergers. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of each Merger, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Mergers on the Target Funds, the Acquiring Fund or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information.”

Opinions of counsel are not binding upon the IRS or the courts. If a Merger is consummated but the IRS or the courts determine that the Merger does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives. The failure of one Merger to qualify as a tax-free reorganization would not adversely affect any other Merger.

Prior to the closing of each Merger, each Target Fund will declare one or more dividends, and the Acquiring Fund may, but is not required to, declare a dividend, payable at or near the time of closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2012 calendar year and, to the extent a distribution is not an “exempt-interest dividend” (as defined in the Code), the distribution may be taxable to shareholders in such year for federal income tax purposes. It is anticipated that Fund distributions will be primarily dividends that are exempt from regular federal income tax, although a portion of such dividends may be taxable to shareholders as ordinary income or capital gains. Any such final distribution paid to Common Shareholders by a Target Fund will be made in cash and not reinvested in additional Common Shares of the Target Fund. See the discussion under “Description of Securities to be Issued — Dividend Reinvestment Plan” for further information.

Each Fund may invest all or a substantial portion of its total assets in municipal securities that may subject certain investors to the federal alternative minimum tax (“AMT bonds”) and, therefore, a substantial portion of the income produced by each Fund may be taxable for such investors under the federal alternative minimum tax. If the Acquiring Fund following the Mergers has a greater portion of its portfolio investments in AMT bonds than a Target Fund, a greater portion of the dividends paid by the Acquiring Fund to shareholders of the Target Fund, post-Closing, may be taxable under the federal alternative minimum tax. However, the portion of a Fund’s total assets invested in AMT bonds on the Closing Date or in the future and the portion of income subject to federal alternative minimum tax cannot be known in advance. See the Schedule of Investments available in each Fund’s Annual Report for the portion of a Fund’s total assets that are invested in AMT bonds at February 29, 2012.

The tax attributes, including capital loss carryovers, of the Target Funds move to the Acquiring Fund in the Mergers. The capital loss carryovers of the Target Funds and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. Under one such limitation, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following a Merger, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund. It is not anticipated that other limitations on use of a Fund’s capital loss carryovers, if any, would be material, although that depends on the facts at the time of Closing of each Merger. At February 29, 2012, IMC has aggregate capital loss carryovers of $0.8 million, IMT has aggregate capital loss carryovers of $6.4 million, IMS has aggregate capital loss carryovers of $2.9 million, and the Acquiring Fund has aggregate capital loss carryovers of $8.1 million. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

Shareholders of a Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Merger when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of a Target Fund may receive a greater amount of taxable distributions than they would have had the Merger not occurred. In addition, if the Acquiring Fund following the Mergers has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than a Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Mergers had not occurred. At February 29, 2012, the unrealized appreciation (depreciation) in value of the portfolio investments of each Target Fund on a tax basis as a percentage of its net asset value is 11% for IMC, 12% for IMT, and 7% for IMS compared to that of the Acquiring Fund of 12%, and 11% on a combined basis.

After the Mergers, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.

Costs of the Mergers

The estimated total costs of the Merger for each Fund, as well as the estimated proxy solicitation costs for each Fund (which are part of the total Merger costs), are set forth in the table below.

		Estimated Merger	Estimated Portion
	Estimated Proxy	Costs (includes	of Merger Costs to be
	Solicitation Costs	Proxy Solicitation)	Paid by the Funds

IMC	$10,000	$110,000	$110,000
IMS	$10,000	$110,000	$0
IMT	$20,000	$130,000	$0
Acquiring Fund (IIM)	$40,000	$70,000	$70,000

The Adviser will bear all Merger costs of IMS and IMT. The costs of the Mergers include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Proxy Statement, listing fees for additional shares on the Exchange, and fees associated with the proxy solicitation. Each Fund bears the cost of its annual meeting, including proxy solicitation costs of approximately $3,000.

Capitalization

The following table sets forth as of February 29, 2012, each Fund’s total net assets, number of shares outstanding of each class, and net asset value per Common Share. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after the Mergers. The table shows pro forma capitalization giving effect to all of the Mergers. The capitalizations of the Funds are likely to be different on the Closing Date as a result of daily market activity.

						Acquiring Fund
						Pro Forma
						(assumes all of the
				Acquiring	Pro Forma	Mergers are
	IMC	IMS	IMT	Fund (IIM)	Adjustments	completed)

Net assets	$61,626,757	$99,510,631	$270,271,617	$336,854,000	$(180,000)[1]	$768,083,005
Common Shares Outstanding	3,942,543	6,591,387	17,484,372	20,694,675	(1,526,884)[2]	47,186,093
Common Share NAV Per Share	$15.63	$15.10	$15.46	$16.28	—	$16.28
Preferred Shares Outstanding	321	—	1,119	1,424	—	2,864

[1]	Pro forma net assets have been adjusted for the allocated portion of the Funds’ expenses to be incurred in connection with the Mergers.

[2]	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of each Target Fund’s shareholder accounts based on the relative net asset value per Common Share of each Target Fund and the Acquiring Fund.

As of the time of the Mergers (by which time each Fund will have been reorganized as a Delaware statutory trust, as discussed in Proposal 1), the Acquiring Fund, IMC and IMT will be authorized to issue an unlimited number of preferred shares of beneficial interest, and each Fund will be authorized to issue an unlimited number of common shares of beneficial interest, and no Fund will hold any of its shares for its own account.

Where to Find More Information

The SAI contains further information on the Funds, including their investment policies, strategies and risks. Additional information is available in each Fund’s shareholder reports.

THE BOARD OF EACH FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE
APPROVAL OF PROPOSAL 2.

PROPOSAL 3: APPROVAL OF AN AMENDMENT TO THE ADVISORY AGREEMENT FOR THE ACQUIRING FUND

Background

Shareholders of the Acquiring Fund are being asked to approve an amendment (the “Amendment”) to the Acquiring Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser. Under the Amendment, the investment advisory fee rate payable by the Acquiring Fund to the Adviser would increase, as described further below. No other amendment is proposed to be made to the Advisory Agreement. The Acquiring Fund’s operations and the manner in which the Adviser manages the Acquiring Fund will not change as a result of the Amendment. The Board of the Acquiring Fund has unanimously approved the Amendment. The SEC website at www.sec.gov contains the Acquiring Fund’s filings with the SEC, including the Advisory Agreement, which was included as an exhibit to the Acquiring Fund’s Form N-SAR filed December 30, 2010.

The increase in fee rate reflects the increase in the nature and quality of services provided to the Acquiring Fund following its migration from its prior investment adviser to the Invesco platform. During the time that the Acquiring Fund was managed by its prior investment adviser, the Acquiring Fund was supported by a small number of portfolio managers and trader/analysts, in contrast to the five lead portfolio managers, 13 municipal bond portfolio managers, 13 municipal analysts, and three traders/assistants that Invesco currently dedicates to support the Acquiring Fund and similarly managed funds within the Invesco fund complex. In contrast, under the Acquiring Fund’s prior investment adviser, which launched the Acquiring Fund, dedicated portfolio managers were not necessarily provided to manage the Acquiring Fund, and all trading and servicing was provided by a broker-dealer entity affiliated with the Acquiring Fund’s prior investment adviser. Through the Adviser, the Acquiring Fund has access to a wider range of proprietary and external fee-based software and research services, which resources provide support to the Acquiring Fund. In addition, the fee increase will support the addition of additional personnel, software and research services dedicated to support the Acquiring Fund and similarly managed Invesco funds. The Acquiring Fund’s Board believes that the proposed advisory fee is reflective of the additional services provided or to be provided to the Acquiring Fund through the Adviser, as compared to (i) funds managed by other investment managers, (ii) similar funds managed by the Adviser, and (iii) the fee that the Adviser would propose for the Acquiring Fund if it were to be launched today. The Amendment would also lead to greater consistency of fee structures across the closed-end funds that are part of the Invesco fund complex and resolve disparate pricing between the legacy Morgan Stanley and Van Kampen closed-end funds and standard Invesco pricing. As discussed further below, the Acquiring Fund’s Board has determined that the Acquiring Fund’s fee under the Amendment would be reasonable relative to the level of services provided to the Acquiring Fund.

Under the 1940 Act, shareholder approval is required before the Acquiring Fund can amend the Advisory Agreement to increase advisory fees. If shareholders of the Acquiring Fund do not approve the Amendment, the Acquiring Fund will continue operating pursuant to the Advisory Agreement as currently in effect. If shareholders of the Acquiring Fund approve the Amendment and the Merger of a Target Fund into the Acquiring Fund is completed, shareholders of the merged Target Fund will be subject to the amended Advisory Agreement after the Merger. The Mergers are not contingent on approval of this Proposal 3, and this Proposal 3 is not contingent on the approval of the Mergers.

Changes to Investment Advisory Fee Rate

The Amendment would increase the investment advisory fee rate payable by the Acquiring Fund to the Adviser. The current investment advisory fee rate for the Acquiring Fund is 0.27% as a percentage of average weekly net assets, and the proposed investment advisory fee rate is 0.55% as a percentage of average weekly net assets. When calculating net assets for purposes of calculating investment advisory fees, assets attributable to outstanding preferred shares issued by the Acquiring Fund are not deducted and an amount up to the aggregate amount of any other borrowings incurred for the purpose of leverage is included. This method of calculating the Acquiring Fund’s assets, which will not be changed by the Amendment, is sometimes referred to as “managed assets.”

The aggregate amounts actually paid by the Acquiring Fund to the Adviser under the Advisory Agreement for the Acquiring Fund’s last fiscal year, the amounts that would have been paid if the Amendment had been in effect, and the difference between the aggregate advisory fees paid and pro forma advisory fees paid are set forth below:

		Difference Between
		Aggregate Advisory
		Fees Paid and Pro
Aggregate Advisory Fees Paid	Pro Forma Advisory Fees Paid	Forma Advisory Fees Paid

$1,260,269	$2,564,179	$1,303,910

During its most recent fiscal year, the Acquiring Fund paid administrative fees in the amount of $121,958 under its administration agreement with the Adviser. During its most recent fiscal year, the Acquiring Fund paid $1,382,227 to the Adviser and its affiliated persons.

The table below provides a summary of the current expenses of the Acquiring Fund and also shows estimated expenses on a pro forma basis giving effect to the Amendment. The pro forma expense ratios show projected estimated expenses, but actual expenses could be greater or less than those shown.

Expense Table and Expense Examples for the Acquiring Fund’s Common Shares

		Pro Forma(b)
		(assumes Amendment
	Current(a)	is approved)

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)(c)	None	None
Dividend Reinvestment Plan(d)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.82	%(e)
Interest and Related Expenses(f)	0.55%	0.55%
Other Expenses	0.13%	0.13%
Total Annual Fund Operating Expenses	1.08%	1.50%

(a)	Expense ratios are estimated amounts for the current fiscal year. Preferred Shares do not bear any transaction or operating expenses of the Acquiring Fund.

(b)	Expense ratios are estimated amounts for the current fiscal year, restated to reflect the advisory fee increase described in Proposal 3. Pro forma numbers are estimated as if the Amendment had been approved by shareholders and effective as of March 1, 2011.

(c)	Common Shares of the Acquiring Fund purchased on the secondary market are not subject to sales charges, but may be subject to brokerage commissions or other charges.

(d)	Each participant in the Acquiring Fund’s dividend reinvestment plan pays a proportionate share of the brokerage commissions incurred with respect to open market purchases in connection with such plan. For the Acquiring Fund’s last fiscal year, participants in the plan incurred brokerage commissions representing $0.03 per Common Share.

(e)	Assumes that Proposal 3 is approved and the increased advisory fee is implemented.

(f)	Interest and Related Expenses includes interest and other costs of providing leverage to the Acquiring Fund, such as the costs to maintain lines of credit, issue and administer preferred shares, and establish and administer floating rate note obligations. Interest and Related Expenses reflect the interest and other costs associated with the issuance of Variable Rate Muni Term Preferred Shares, which occurred after February 29, 2012, each Fund’s most recent fiscal year end.

Expense Example

This example shows the cost of investing in Acquiring Fund Common Shares. The example also provides information on a pro forma basis giving effect to the Amendment. It assumes an investment at NAV of $1,000 for the periods shown; a 5% investment return each year; the Acquiring Fund’s operating expenses remain the same each year; and that all dividends and distributions are reinvested at NAV.

	1 Year	3 Years	5 Years	10 Years

Acquiring Fund (IIM)	$11	$34	$60	$132
Pro Forma (Acquiring Fund (IIM), assuming the Amendment is approved)	$15	$47	$81	$178

The Example is not a representation of past or future expenses. The Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all registered funds. The 5% annual return is not a prediction of and does not represent the Acquiring Fund’s projected or actual performance.

Description of the Advisory Agreement

The Advisory Agreement is dated as of June 1, 2010 and was last approved by shareholders of the Acquiring Fund at a joint special meeting of such shareholders that was held on April 16, 2010, as adjourned, in connection with the acquisition of the retail fund business of Morgan Stanley, which resulted in the termination of the Acquiring Fund’s prior investment advisory agreement with the Acquiring Fund’s prior investment adviser. At a meeting held on June 15, 2011, the Board, including a majority of the independent Trustees, reviewed and approved the continuation of the Advisory Agreement. None of the provisions of the Advisory Agreement summarized below will be affected by the Amendment. Additional information about the Adviser is provided in Proposal 2, under “How do the management, investment adviser and other services providers of the Funds compare?”

Duties and Obligations.  The Advisory Agreement provides that, subject to the direction and control of the Board, the Adviser shall (i) act as investment adviser for and supervise and manage the investment and reinvestment of the Acquiring Fund’s assets, (ii) supervise the investment program of the Acquiring Fund and the composition of its investment portfolio, and (iii) decide on and arrange for the purchase and sale of securities and other assets held in the investment portfolio of the Acquiring Fund. In addition, the Advisory Agreement provides that the Adviser shall take, on behalf of the Acquiring Fund, all actions that appear to the Adviser to be necessary to carry into effect such purchase and sale programs and supervisory functions.

Delegation to Sub-Advisers.  Under the terms of the Advisory Agreement, the Adviser may delegate any or all of its rights, duties or obligations under the Advisory Agreement to several affiliated subadvisers, in accordance with Master Intergroup Sub-Advisory Contracts and applicable law.

Term and Termination.  Assuming approval by the Acquiring Fund’s Shareholders, the amended Advisory Agreement shall continue in force and effect for an initial term of one year. The Advisory Agreement shall continue from year to year only if approved annually (i) by the Board or the holders of a majority of the outstanding voting securities of the Acquiring Fund, and (ii) by a majority of the Trustees who are not “interested persons” of any party to the Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement may be terminated (i) at any time by vote of the Board or by vote of a majority of the outstanding voting securities of the Acquiring Fund upon giving 60 days’ notice to the Adviser (which notice may be waived by the Adviser), or (ii) by the Adviser on 60 days’ written notice to the Acquiring Fund (which notice may be waived by the Acquiring Fund). The Advisory Agreement also immediately terminates in the event of its assignment, as defined in the 1940 Act.

Limitation of Liability.  The Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Adviser or by the Acquiring Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Advisory Agreement on the part of the Adviser.

Additional Information about the Adviser

Principal Executive Officer and Board of Directors.  Martin L. Flanagan serves as an advisor to the board of directors of the Adviser. The following table shows the current members of the board of directors of the Adviser and their positions with the Adviser:

Name	Title

Mark G. Armour	Co-President & Co-Chief Executive Officer
Philip A. Taylor	Co-President & Co-Chief Executive Officer
Kevin M. Carome	Secretary
Loren M. Starr	Director

The address of each member of the board of directors of the Adviser is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Relationship with the Funds.  Martin L. Flanagan, Chief Executive Officer of Invesco and an advisor to the directors of the Adviser, and Philip A. Taylor, Director, Co-President & Co-Chief Executive Officer of the Adviser, each serve as a Trustee of the Acquiring Fund. No other Trustee of a Fund is an officer, employee, director, general partner or shareholder of the Adviser or has any material direct or indirect interest in the Adviser or any other person controlling, controlled by or under common control with the Adviser. As a result of Mr. Flanagan’s and Mr. Taylor’s position with the Adviser, Messrs. Flanagan and Taylor could each be considered to have a material interest in the Amendment.

Other Funds Managed.  The Adviser also acts as investment adviser to other registered investment companies that have similar investment objectives to the Acquiring Fund. The table below sets forth certain information with respect to such investment companies. The Adviser has waived, reduced, or otherwise agreed to reduce its compensation under the advisory agreement applicable to each fund listed below. The funds listed below are, like the Acquiring Fund, part of a larger group of proposed mergers and fee increases. If all of such mergers and fee increases are approved and completed, none of the funds listed below would have an advisory fee less than the fee proposed for the Acquiring Fund.

	Net Assets as of	Annual Rate of
Name of Fund	February 29, 2012	Advisory Fees

Invesco Value Municipal Bond Trust (IMC)	$61,626,757	0.27	%**
Invesco Value Municipal Securities (IMS)	$99,510,631	0.27	%*
Invesco Value Municipal Trust (IMT)	$270,271,617	0.27	%**
Invesco Quality Municipal Income Trust (IQI)	$326,271,421	0.27	%**
Invesco Quality Municipal Investment Trust (IQT)	$202,475,282	0.27	%**
Invesco Quality Municipal Securities (IQM)	$209,425,189	0.27	%**

*	As a percentage of average weekly net assets.

**	As a percentage of average weekly net assets. For the purpose of calculating the advisory fee, the liquidation preference of any preferred shares issued by the fund will not be deducted from the fund’s total assets. In addition, an amount up to the aggregate amount of any other borrowings may be included in the fund’s advisory fee calculation.

Board Considerations in Approving the Advisory Agreement and the Amendment

At in-person meetings on June 14-15, 2011, the Acquiring Fund’s Board unanimously approved the Advisory Agreement. At a meeting on November 30, 2011, the Board unanimously approved the Amendment. The Board held various meetings and discussions with management of the Adviser and reviewed and considered materials regarding the Acquiring Fund, the Adviser, and other matters considered by the Board to be material in connection with the approval of the Advisory Agreement and the Amendment.

In considering the Amendment, the Board considered, among other things, that except for the investment advisory fee rates payable, the Amendment will make no changes to the Advisory Agreement. The Adviser stated its belief that, although the current management fees may have been adequate for the services provided by the Acquiring Fund’s prior adviser at the time the Acquiring Fund was launched, such fees do not fairly compensate the Adviser for the services it currently provides in supporting the Acquiring Fund. The Adviser noted that during the time that the Acquiring Fund was managed by its previous investment adviser, the Acquiring Fund was supported by a small number of portfolio managers and trader/analysts, in contrast to the five lead portfolio managers, 13 municipal bond portfolio managers, 13 municipal analysts and three traders/assistants that the Adviser has dedicated to support the Acquiring Fund and similarly managed funds within the Invesco fund complex. The Adviser explained to the Board that the Acquiring Fund was created and launched by the Acquiring Fund’s prior investment adviser through its proprietary broker-dealer and was used as a method to provide the prior investment adviser’s smaller clients, who did not otherwise have access to the municipal bond market in their individual accounts, with access to a diversified portfolio of municipal bonds. At the prior investment adviser, dedicated portfolio managers were not necessarily provided to manage the Acquiring Fund, and all trading and servicing was provided by the prior adviser’s affiliated broker-dealer entity. In contrast, the Adviser utilizes a wide range of proprietary and external fee-based software and research services in managing the Acquiring Fund. The Board considered management’s assertion that the proposed advisory fee is reflective of the additional services provided to the Acquiring Fund by or through Invesco. The Adviser also provided the Board with materials in support of the view that the proposed advisory fee is consistent with the Acquiring Fund’s Lipper peer group and universe averages, with other similar funds managed by the Adviser and with the fee the Adviser would propose for the Acquiring Fund if it were to be launched today. The Adviser noted that the Amendment is designed to achieve consistent fee structures across the closed-end funds in the Invesco fund complex and to resolve disparate pricing between the legacy Morgan Stanley and Van Kampen closed-end funds. The Board determined that the Acquiring Fund’s fee under the Amendment is fair and reasonable.

The Board, including the Independent Trustees, requested and evaluated materials from, and was provided materials and information regarding the Amendment by, the Adviser. The Board, at meetings held on October 25, 2011 and November 29, 2011, reviewed the materials provided in connection with their consideration of the Amendment and discussed them with representatives of the Adviser. The Board also considered information that they had previously received in connection with their most recent consideration and approval of the Advisory Agreement with the Adviser on June 14-15, 2011. The Board also consulted with the Independent Trustees’ independent legal counsel. The Board, including the Independent Trustees, unanimously approved the Amendment as being fair and reasonable and recommended its approval by shareholders.

The factors considered by the Board in approving the Advisory Agreement and the Amendment and recommending approval of the Amendment included, among others, the following:

•	The expected benefits of continuing to retain the Adviser as the Acquiring Fund’s investment adviser;

•	The services provided, and those expected to be provided, to the Acquiring Fund by the Adviser;

•	The terms and conditions of the Advisory Agreement remaining the same except for the fee rate being changed by the Amendment;

•	The impact of the proposed change in investment advisory fee rate on the Acquiring Fund’s total expense ratio; and

•	That the Adviser, and not the Acquiring Fund, would bear the costs of obtaining shareholder approval of the Amendment.

Nature, Extent and Quality of Services.  The Board reviewed the advisory services provided to the Acquiring Fund by the Adviser under the Advisory Agreement, the performance of the Adviser in providing these services, and the credentials and experience of the officers and employees of the Adviser who provide these services, including the Acquiring Fund’s portfolio manager or managers. The Board’s review of the qualifications of the Adviser to provide advisory services included the Board’s consideration of the Adviser’s performance and investment process oversight, independent credit analysis and investment risk management.

The Board also considered the prior relationship between the Adviser and the Acquiring Fund, as well as the Board’s knowledge of the Adviser’s operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such prior relationship and knowledge. The Board also considered services that the Adviser and its affiliates provide to the Acquiring Fund, such as various back office support functions, equity and fixed income trading operations, internal audit, and legal and compliance. The Board also considered that the nature, extent and quality of services proposed to be provided after the Amendment were not expected to change.

Investment Performance.  The Board considered the Acquiring Fund’s performance. The Board compared the Acquiring Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Closed-End — Insured Municipal Debt Funds (Leveraged) Index. The Board noted that the Acquiring Fund’s performance was in the third quintile of its performance universe for the one year period (during which the Adviser managed the Acquiring Fund) and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Acquiring Fund’s performance was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent performance and this review did not change their conclusions.

Investment Advisory Fee Rates and Other Expenses.  The Board considered that the contractual investment advisory fee rates payable by the Acquiring Fund would increase under the Amendment. The Board noted that the Acquiring Fund’s contractual advisory fee rate under the Advisory Agreement was below the median contractual advisory fee rate of funds in its expense group. The Board considered that the advisory fee under the Amendment is consistent with those of the Acquiring Fund’s Lipper peer group and universe averages and with other similar funds managed by the Adviser. The Board noted that the Adviser has contractually agreed to waive fees and/or limit expenses of the Acquiring Fund for at least two years from the closing date of the Mergers in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for the Acquiring Fund.

Economies of Scale.  The Board noted that the Acquiring Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco funds and other clients advised by the Adviser. The Board noted that the Acquiring Fund’s advisory fee schedule has no breakpoints, but that breakpoints are uncommon for closed-end funds.

Profitability and Financial Resources.  The Board reviewed information from the Adviser concerning the costs of the advisory and other services that the Adviser and its affiliates provide to the Acquiring Fund and the profitability of the Adviser and its affiliates in providing these services. The Board reviewed with the Adviser the methodology used to prepare the profitability information. The Board considered the profitability of the Adviser in connection with managing the Acquiring Fund and the Invesco funds. The Board noted that the Adviser continues to operate at a net profit from services the Adviser and its subsidiaries provide to the Acquiring Fund and the Invesco funds. The Board concluded that the level of profits realized by the Adviser and its affiliates from providing services to the Acquiring Fund were not excessive and would not be excessive under the Amendment given the nature, quality and extent of the services provided to the Acquiring Fund. The Board received and accepted information from the Adviser demonstrating that it is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement.

Collateral Benefits to the Adviser and its Affiliates.  The Board considered various other benefits received by the Adviser and its affiliates from the relationship with the Acquiring Fund, including the fees received for their provision of administrative and transfer agency services to the Acquiring Fund. The Board considered the performance of the Adviser and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Acquiring Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Acquiring Fund; that the Adviser and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality; and that the Amendment would have no effect on the foregoing factors.

The Board concluded, within the context of its overall conclusions regarding the Amendment, that the factors described above were sufficient to warrant the approval of the Amendment. In their deliberations, the Trustees did not identify any single item that was paramount or controlling and individual trustees may have attributed different weights to various factors.

Based on the foregoing, the Trustees approved the Amendment and concluded that the proposed investment advisory fee rate thereunder is fair and reasonable. Accordingly, the Board approved the Amendment and recommends that shareholders of the Acquiring Fund vote “FOR” the approval of Proposal 3.

THE ACQUIRING FUND BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE
APPROVAL OF PROPOSAL 3.

PROPOSAL 4: ELECTION OF TRUSTEES BY EACH FUND

At the Meeting, Common Shareholders and Preferred Shareholders, as applicable, of each Fund, voting together as a single class, will vote on the election of the following six nominees for election as Trustees: James T. Bunch, Bruce L. Crockett, Rodney F. Dammeyer, Jack M. Fields, Martin L. Flanagan and Carl Frischling. All nominees have consented to being named in this Proxy Statement and have agreed to serve if elected.

The group of Trustees standing for election in any given year is the same for each Fund. The following table indicates the Trustees in each such group and the period for which each group currently serves:

Group I*	Group II**	Group III***

Albert R. Dowden	David C. Arch	James T. Bunch
Prema Mathai-Davis	Frank S. Bayley	Bruce L. Crockett
Hugo F. Sonnenschein	Larry Soll	Rodney F. Dammeyer
Raymond Stickel, Jr.	Philip A. Taylor	Jack M. Fields
	Wayne W. Whalen	Martin L. Flanagan
Carl Frischling

*	Currently serving until the year 2013 Annual Meeting or until their successors have been duly elected and qualified.

**	Currently serving until the year 2014 Annual Meeting or until their successors have been duly elected and qualified.

***	If elected, to serve until the year 2015 Annual Meeting or until their successors have been duly elected and qualified.

If elected, each nominee will serve until the later of the Funds’ annual meeting of shareholders in 2015 or until his or her successor has been duly elected and qualified, or his or her earlier retirement, resignation or removal. As in the past, only one class of Trustees is being submitted to shareholders of each Fund for election at the Meeting. The Declaration of Trust of each Fund provides that the Board shall be divided into three classes, which must be as nearly equal in number as possible. For each Fund, the Trustees of only one class are elected at each annual meeting, so that the regular term of only one class of Trustees will expire annually and any particular Trustee stands for election only once in each three-year period. This type of classification may prevent replacement of a majority of Trustees of a Fund for up to a two-year period. The foregoing is subject to the provisions of the 1940 Act, applicable state law, each Fund’s Declaration of Trust and each Fund’s bylaws.

Prema Mathai-Davis and Frank S. Bayley, who are not part of the group of Trustees standing for election at the Meeting, have been designated to be elected solely by the holders of the Preferred Shares of the applicable Fund.

The business and affairs of the Funds are managed under the direction of their Boards of Trustees. Below is information on the Trustees’ qualifications and experience.

Interested Trustees.

Martin L. Flanagan.  Mr. Flanagan is president and chief executive officer of Invesco Ltd., a position he has held since August 2005. He is also a member of the Board of Directors of Invesco Ltd. Mr. Flanagan joined Invesco Ltd. from Franklin Resources, Inc., where he was president and co-chief executive officer from January 2004 to July 2005. Previously he had been Franklin’s co-president from May 2003 to January 2004, chief operating officer and chief financial officer from November 1999 to May 2003, and senior vice president and chief financial officer from 1993 until November 1999. Mr. Flanagan served as director, executive vice president and chief operating officer of Templeton, Galbraith & Hansberger, Ltd. before its acquisition by Franklin in 1992. Before joining Templeton in 1983, he worked with Arthur Anderson & Co. Mr. Flanagan is a chartered financial analyst and a certified public accountant. He serves as vice chairman of the Investment Company Institute and is a member of the executive board at the SMU Cox School of Business. The Board of each Fund believes that Mr. Flanagan’s long experience as an executive in the investment management area benefits the Funds.

Philip A. Taylor.  Mr. Taylor has been the head of Invesco’s North American retail business as Senior Managing Director since April 2006. He previously served as chief executive officer of Invesco Trimark Investments since January 2002. Mr. Taylor joined Invesco in 1999 as senior vice president of operations and client services and later became executive vice president and chief operating officer. Mr. Taylor was president of Canadian retail broker Investors Group Securities from 1994 to 1997 and managing partner of Meridian Securities, an execution and clearing broker, from 1989 to 1994. He held various management positions with Royal Trust, now part of Royal Bank of Canada, from 1982 to 1989. He began his career in consumer brand management in the U.S. and Canada with Richardson-Vicks, now part of Procter & Gamble. The Board of each Fund believes that Mr. Taylor’s long experience in the investment management business benefits the Funds.

Wayne W. Whalen.  Mr. Whalen is Of Counsel and, prior to 2010, was a partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP. Mr. Whalen is a Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment company directors, Chairman and Director of the Abraham Lincoln Presidential Library Foundation and Director of the Stevenson Center for Democracy. From 1995 to 2010, Mr. Whalen served as Director and Trustee of investment companies in the Van Kampen Funds complex. The Board of each Fund believes that Mr. Whalen’s experience as a law firm partner and his experience as a director of investment companies benefits the Funds.

Independent Trustees.

David C. Arch.  Formerly, Mr. Arch was the Chairman and Chief Executive Officer of Blistex, Inc., a consumer health care products manufacturer. Mr. Arch is a member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago and member of the Board of the Illinois Manufacturers’ Association. Mr. Arch is also a member of the Board of Visitors, Institute for the Humanities, University of Michigan. From 1984 to 2010, Mr. Arch served as Director or Trustee of investment companies in the Van Kampen funds complex. The Board of each Fund believes that Mr. Arch’s experience as the CEO of a public company and his experience with investment companies benefits the Funds.

Frank S. Bayley.  Mr. Bayley is a business consultant in San Francisco. He is Chairman and a Director of the C. D. Stimson Company, a private investment company in Seattle. Mr. Bayley serves as a Trustee of the Seattle Art Museum, a Trustee of San Francisco Performances, and a Trustee and Overseer of The Curtis Institute of Music in Philadelphia. He also serves on the East Asian Art Committee of the Philadelphia Museum of Art and the Visiting Committee for Art of Asia, Oceana and Africa of the Museum of Fine Arts, Boston. Mr. Bayley is a retired partner of the international law firm of Baker & McKenzie LLP, where his practice focused on business acquisitions and venture capital transactions. Prior to joining Baker & McKenzie LLP in 1986, he was a partner of the San Francisco law firm of Chickering & Gregory. He received his A.B. from Harvard College in 1961, his LL.B. from Harvard Law School in 1964, and his LL.M. from Boalt Hall at the University of California, Berkeley, in 1965. Mr. Bayley served as a Trustee of the Badgley Funds from inception in 1998 until dissolution in 2007. The Board of each Fund believes that Mr. Bayley’s experience as a business consultant and a lawyer benefits the Funds.

James T. Bunch.  From 1988 to 2010, Mr. Bunch was Founding Partner of Green Manning & Bunch, Ltd., a leading investment banking firm located in Denver, Colorado. Green Manning & Bunch is a FINRA-registered investment bank specializing in mergers and acquisitions, private financing of middle-market companies and corporate finance advisory services. Immediately prior to forming Green Manning & Bunch, Mr. Bunch was Executive Vice President, General Counsel, and a Director of Boettcher & Company, then the leading investment banking firm in the Rocky Mountain region. Mr. Bunch began his professional career as a practicing attorney. He joined the prominent Denver-based law firm of Davis Graham & Stubbs in 1970 and later rose to the position of Chairman and Managing Partner of the firm. At various other times during his career, Mr. Bunch has served as Chair of the NASD Business District Conduct Committee, and Chair of the Colorado Bar Association Ethics Committee. In June 2010, Mr. Bunch became the Managing Member of Grumman Hill Group LLC, a family office private equity investment manager. The Board of each Fund believes that Mr. Bunch’s experience as an investment banker and investment management lawyer benefits the Funds.

Bruce L. Crockett.  Mr. Crockett has more than 30 years of experience in finance and general management in the banking, aerospace and telecommunications industries. From 1992 to 1996, he served as president, chief executive officer and a director of COMSAT Corporation, an international satellite and wireless telecommunications company. Mr. Crockett has also served, since 1996, as chairman of Crockett Technologies Associates, a strategic consulting firm that provides services to the information technology and communications industries. Mr. Crockett also serves on the Board of Directors of ACE Limited, a Zurich-based insurance company. He is a life trustee of the University of Rochester Board of Directors. The Board of each Fund elected Mr. Crockett to serve as its Independent Chair because of his extensive experience in managing public companies and familiarity with investment companies.

Rodney F. Dammeyer.  Since 2001, Mr. Dammeyer has been Chairman of CAC, LLC, a private company offering capital investment and management advisory services. Previously, Mr. Dammeyer served as Managing Partner at Equity Group Corporate

Investments; Chief Executive Officer of Anixter International; Senior Vice President and Chief Financial Officer of Household International, Inc.; and Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. Mr. Dammeyer was a Partner of Arthur Andersen & Co., an international accounting firm. Mr. Dammeyer currently serves as a Director of Quidel Corporation and Stericycle, Inc. Previously, Mr. Dammeyer served as a Trustee of The Scripps Research Institute; and a Director of Ventana Medical Systems, Inc.; GATX Corporation; TheraSense, Inc.; TeleTech Holdings Inc.; and Arris Group, Inc. From 1987 to 2010, Mr. Dammeyer served as Director or Trustee of investment companies in the Van Kampen funds complex. The Board of each Fund believes that Mr. Dammeyer’s experience in executive positions at a number of public companies, his accounting experience and his experience serving as a director of investment companies benefits the Funds.

Albert R. Dowden.  Mr. Dowden retired at the end of 1998 after a 24-year career with Volvo Group North America, Inc. and Volvo Cars of North America, Inc. Mr. Dowden joined Volvo as general counsel in 1974 and was promoted to increasingly senior positions until 1991 when he was appointed president, chief executive officer and director of Volvo Group North America and senior vice president of Swedish parent company AB Volvo. Since retiring, Mr. Dowden continues to serve on the board of the Reich & Tang Funds and also serves on the boards of Homeowners of America Insurance Company and its parent company, as well as Nature’s Sunshine Products, Inc. and The Boss Group. Mr. Dowden’s charitable endeavors currently focus on Boys & Girls Clubs where he has been active for many years, as well as several other not-for-profit organizations. Mr. Dowden began his career as an attorney with a major international law firm, Rogers & Wells (1967-1976), which is now Clifford Chance. The Board of each Fund believes that Mr. Dowden’s extensive experience as a corporate executive benefits the Funds.

Jack M. Fields.  Mr. Fields served as a member of Congress, representing the 8th Congressional District of Texas from 1980 to 1997. As a member of Congress, Mr. Fields served as Chairman of the House Telecommunications and Finance Subcommittee, which has jurisdiction and oversight of the Federal Communications Commission and the Securities and Exchange Commission. Mr. Fields co-sponsored the National Securities Markets Improvements Act of 1996, and played a leadership role in enactment of the Private Securities Litigation Reform Act of 1995. Mr. Fields currently serves as Chief Executive Officer of the Twenty-First Century Group in Washington, D.C., a bipartisan Washington consulting firm specializing in Federal government affairs. Mr. Fields also serves as a Director of Insperity (formerly known as Administaff) (NYSE: ASF), a premier professional employer organization with clients nationwide. In addition, Mr. Fields sits on the Board of the Discovery Channel Global Education Fund, a nonprofit organization dedicated to providing educational resources to people in need around the world through the use of technology. The Board of each Fund believes that Mr. Fields’ experience in the House of Representatives, especially concerning regulation of the securities markets, benefits the Funds.

Carl Frischling.  Mr. Frischling is senior partner of the Financial Services Group of Kramer Levin. He is a pioneer in the field of bank-related mutual funds and has counseled clients in developing and structuring comprehensive mutual fund complexes. Mr. Frischling also advises mutual funds and their independent trustees/directors on their fiduciary obligations under federal securities laws. Prior to his practicing law, he was chief administrative officer and general counsel of a large mutual fund complex that included a retail and institutional sales force, investment counseling and an internal transfer agent. During his ten years with the organization, he developed business expertise in a number of areas within the financial services complex. He served on the Investment Company Institute board and was involved in ongoing matters with all of the regulatory areas overseeing this industry. Mr. Frischling is a board member of the Mutual Fund Director’s Forum. He also serves as a Trustee of the Reich & Tang Funds, a registered investment company. Mr. Frischling serves as a Trustee of the Yorkville Youth Athletic Association and is a member of the Advisory Board of Columbia University Medical Center. The Board of each Fund believes that Mr. Frischling’s experience as an investment management lawyer and his long involvement with investment companies benefits the Funds.

Dr. Prema Mathai-Davis.  Prior to her retirement in 2000, Dr. Mathai-Davis served as Chief Executive Officer of the YWCA of the USA. Prior to joining the YWCA, Dr. Mathai-Davis served as the Commissioner of the New York City Department for the Aging. She was a Commissioner of the New York Metropolitan Transportation Authority of New York, the largest regional transportation network in the U.S. Dr. Mathai-Davis also serves as a Trustee of the YWCA Retirement Fund, the first and oldest pension fund for women, and on the advisory board of the Johns Hopkins Bioethics Institute. Dr. Mathai-Davis was the president and chief executive officer of the Community Agency for Senior Citizens, a non-profit social service agency that she established in 1981. She also directed the Mt. Sinai School of Medicine-Hunter College Long-Term Care Gerontology Center, one of the first of its kind. The Board of each Fund believes that Dr. Mathai-Davis’ extensive experience in running public and charitable institutions benefits the Funds.

Dr. Larry Soll.  Formerly, Dr. Soll was chairman of the board (1987 to 1994), chief executive officer (1982 to 1989; 1993 to 1994), and president (1982 to 1989) of Synergen Corp., a biotechnology company, in Boulder, Colorado. He was also a faculty member at the University of Colorado (1974-1980). The Board of each Fund believes that Dr. Soll’s experience as a chairman of a public company and in academia benefits the Funds.

Hugo F. Sonnenschein.  Mr. Sonnenschein is the Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Until July 2000, Mr. Sonnenschein served as President of the University of Chicago. Mr. Sonnenschein is a Trustee of the University of Rochester and a member of its investment committee. He is also a member of the National Academy of Sciences and the American Philosophical Society, and a Fellow of the American Academy of Arts and Sciences. From 1994 to 2010, Mr. Sonnenschein served as Director or

Trustee of investment companies in the Van Kampen funds complex. The Board of each Fund believes that Mr. Sonnenschein’s experiences in academia and in running a university, and his experience as a director of investment companies benefits the Funds.

Raymond Stickel, Jr.   Mr. Stickel retired after a 35-year career with Deloitte & Touche. For the last five years of his career, he was the managing partner of the investment management practice for the New York, New Jersey and Connecticut region. In addition to his management role, he directed audit and tax services to several mutual fund clients. Mr. Stickel began his career with Touche Ross & Co. in Dayton, Ohio, became a partner in 1976 and managing partner of the office in 1985. He also started and developed an investment management practice in the Dayton office that grew to become a significant source of investment management talent for Touche Ross & Co. In Ohio, he served as the audit partner on numerous mutual funds and on public and privately held companies in other industries. Mr. Stickel has also served on Touche Ross & Co.’s Accounting and Auditing Executive Committee. The Board of each Fund believes that Mr. Stickel’s experience as a partner in a large accounting firm working with investment managers and investment companies, and his status as an Audit Committee Financial Expert, benefits the Funds.

Additional biographical information regarding the Trustees can be found in Exhibit F. Information on the Boards’ leadership structure, role in risk oversight, and committees and meetings can be found in Exhibit G. Information on the remuneration of Trustees can be found in Exhibit H. Information on the executive officers of the Funds is available in Exhibit E. Information on the Funds’ independent registered public accounting firm is available in Exhibit I.

THE BOARD OF EACH FUND UNANIMOUSLY RECOMMENDS A VOTE “FOR ALL” OF THE NOMINEES.

VOTING INFORMATION

How to Vote Your Shares

There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone, or via the Internet. The proxy card that accompanies this Proxy Statement provides detailed instructions on how you may vote your shares.

If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” each Proposal and “FOR ALL” of the Trustee nominees, in accordance with the recommendations of the Board of your Fund, and in the proxy’s best judgment on other matters.

Why are you sending me the Proxy Statement?

You are receiving this Proxy Statement because you own Common Shares of a Fund as of the Record Date and have the right to vote on the very important proposals described herein concerning your Fund. This Proxy Statement contains information that shareholders of the Funds should know before voting on the proposals. This document is both a proxy statement of each Fund and also a prospectus for Common Shares of the Acquiring Fund.

About the Proxy Statement and the Meeting

We are sending you this Proxy Statement and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments or postponements of the Meeting. This Proxy Statement gives you information about the business to be conducted at the Meeting. Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by following the instructions on the enclosed proxy card to vote via telephone or the Internet.

Shareholders of record of the Funds as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of each Fund on the Record Date can be found at Exhibit J. Each shareholder is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. The Acquiring Fund, IMC and IMT expect that Preferred Shares will also be voted at the Meeting. This Proxy Statement is not a solicitation for any votes of the Preferred Shares of the Acquiring Fund, IMC or IMT.

Attendance at the Meeting is generally limited to shareholders and their authorized representatives. All shareholders must bring an acceptable form of identification, such as a driver’s license, in order to attend the Meeting in person. If your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to attend or vote your shares at the Meeting.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. It is the intention of the persons named in the enclosed proxy card to vote the shares represented by them for each proposal and for all of the Trustee nominees, unless the proxy card is marked otherwise. If a shareholder gives a proxy, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Fund in writing at the address of the Fund set forth on the cover page of this Proxy Statement before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholder meeting of each Fund. Under the governing documents of each Fund, the holders of a majority of the Fund’s shares issued and outstanding and entitled to vote at the Meeting, present in person or represented by proxy, shall be requisite and shall constitute a quorum for the transaction of business.

If a quorum is not present at the Meeting, the chairman of the Meeting or the shareholders present or represented by proxy and entitled to vote at the Meeting shall have the power to adjourn the Meeting from time to time. The shareholders present in person or represented by proxy at the Meeting and entitled to vote at the Meeting also shall have the power to adjourn the Meeting from time to time if the vote required to approve or reject any proposal described herein is not obtained (with proxies being voted for or against adjournment consistent with the votes for and against the proposal for which the required vote has not been obtained). The affirmative vote of the holders of a majority of a Fund’s shares then present in person or represented by proxy shall be required to adjourn the Meeting.

In the event that a shareholder of a Fund present at the Meeting objects to the holding of a joint meeting and moves for an adjournment of the meeting of such Fund to a time immediately after the Meeting so that such Fund’s meeting may be held separately, the persons named as proxies will vote in favor of such adjournment.

Abstentions and broker non-votes (described below) are counted as present and will be included for purposes of determining whether a quorum is present for each Fund at the Meeting, but are not considered votes cast at the Meeting. Abstentions and broker non-votes will have the same effect as a vote against Proposal 1, 2, 3, or 4, because their approval requires the affirmative vote of a percentage of the outstanding shares of the applicable Fund or of a certain proportion of the shares present at the Meeting, as opposed to a percentage of votes cast. A proxy card marked “withhold” with respect to the election of Trustees would have the same effect as an abstention.

Broker non-votes occur when a proposal that is routine (such as the election of trustees) is voted on at a meeting alongside a proposal that is non-routine (such as the Redomestication or Merger proposals). Under New York Stock Exchange rules, brokers may generally vote in their discretion on routine proposals, but are generally not able to vote on a non-routine proposal in the absence of express voting instructions from beneficial owners. As a result, where both routine and non-routine proposals are voted on at the same meeting, proxies voted by brokers on the routine proposals are considered votes present but are not votes on any non-routine proposals. Because both routine and non-routine proposals will be voted on at the Meeting, the Funds anticipate receiving broker non-votes with respect to Proposals 1, 2, and 3. No broker non-votes are anticipated with respect to Proposal 4 because it is considered a routine proposal on which brokers typically may vote in their discretion.

Broker-dealers who are not members of the New York Stock Exchange may be subject to other rules, which may or may not permit them to vote your Common Shares without instruction. Therefore, you are encouraged to contact your broker and record your voting instructions.

Votes Necessary to Approve the Proposals

Common Shares of each Fund and Preferred Shares of the Acquiring Fund, IMC and IMT are entitled to vote at the Meeting. This Proxy Statement is not a solicitation for any votes of the Preferred Shares of any Fund. The Acquiring Fund, IMC and IMT will solicit the vote of their Preferred Shares via a separate proxy statement. Preferred Shares are subject to a voting trust requiring that certain voting rights of the Preferred Shares must be exercised as directed by an unaffiliated third party. Votes by Preferred Shares to elect Trustees are subject to the voting trust, but votes regarding the Redomestications and the Mergers are not subject to the voting trust.

Each Fund’s Board has unanimously approved the Fund’s Plan of Redomestication discussed in Proposal 1. Shareholder approval of the Plan of Redomestication by a Fund requires the affirmative vote of the holders of a majority of each of the Common Shares and Preferred Shares, if applicable, outstanding and entitled to vote, voting as separate classes, of such Fund. Proposal 1 may be approved and implemented for a Fund regardless of whether shareholders approve any other Proposal applicable to the Fund.

Each Fund’s Board has unanimously approved the Fund’s Plan of Merger discussed in Proposal 2. Shareholder approval of the Plan of Merger for each Merger requires the affirmative vote of the holders of a majority of each of the Common Shares and Preferred Shares, if applicable, outstanding and entitled to vote, voting as separate classes, of the applicable Target Fund and the Acquiring Fund. Proposal 2 may be approved and implemented for a Target Fund only if Proposal 1 is also approved by both such Target Fund and the Acquiring Fund and regardless of whether shareholders approve any other Proposal applicable to such Funds.

The Acquiring Fund’s Board has unanimously approved the amendment to the advisory agreement discussed in Proposal 3. Proposal 3 must be approved by holders of the lesser of (1) 67% of the Common Shares and Preferred Shares (voting together) of the Acquiring Fund represented at the Meeting, if the holders of more than 50% of the outstanding Common Shares and Preferred Shares of the Acquiring Fund are represented at the Meeting, or (2) more than 50% of the outstanding Common Shares and Preferred Shares (voting together) of the Acquiring Fund. Proposal 3 may be approved and implemented regardless of whether shareholders approve any other Proposal applicable to the Acquiring Fund.

With respect to Proposal 4, the affirmative vote of a majority of the Common Shares and Preferred Shares, if applicable, voting together, of each Fund represented in person or by proxy and entitled to vote at the Meeting at which a quorum, as described above, is present is required to elect each nominee for Trustee of such Fund. Proposal 4 may be approved and implemented for a Fund regardless of whether shareholders approve any other Proposal applicable to the Fund.

Proxy Solicitation

The Funds have engaged the services of Computershare Fund Services (the “Solicitor”) to assist in the solicitation of proxies for the Meeting. The Solicitor’s costs are described under the “Costs of the Merger” section of this Proxy Statement. Proxies are expected to be solicited principally by mail, but the Funds or the Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Funds’ officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.

Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

OTHER MATTERS

Share Ownership by Large Shareholders, Management and Trustees

Information on each person who as of the Record Date, to the knowledge of each Fund, owned 5% or more of the outstanding shares of a class of such Fund can be found at Exhibit K. Information regarding Trustee ownership of shares of the Funds and of shares of all registered investment companies in the Invesco fund complex overseen by such Trustee can be found at Exhibit F. To the best knowledge of each Fund, the ownership of shares of such Fund by executive officers and Trustees of such Fund as a group constituted less than 1% of each outstanding class of shares of such Fund as of the Record Date.

Annual Meetings of the Funds

If a Merger is completed, the merged Target Fund will not hold an annual meeting in 2013. If a Merger does not take place, that Target Fund’s Board will announce the date of such Target Fund’s 2013 annual meeting. The Acquiring Fund will hold an annual meeting in 2013 regardless of whether a Merger is consummated.

Shareholder Proposals

Shareholder proposals intended to be presented at the year 2013 annual meeting of shareholders for a Fund pursuant to Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), must be received by the Fund’s Secretary at the Fund’s principal executive offices by February 18, 2013 in order to be considered for inclusion in the Fund’s proxy statement and proxy card relating to that meeting. Timely submission of a proposal does not necessarily mean that such proposal will be included in the Fund’s proxy statement. Pursuant to each Fund’s governing documents as anticipated to be in effect before the 2013 annual meeting, if a shareholder wishes to make a proposal at the year 2013 annual meeting of shareholders without having the proposal included in a Fund’s proxy statement, then such proposal must be received by the Fund’s Secretary at the Fund’s principal executive offices not earlier than March 19, 2013 and not later than April 18, 2013. If a shareholder fails to provide timely notice, then the persons named as proxies in the proxies solicited by the Board for the 2013 annual meeting of shareholders may exercise discretionary voting power with respect to any such proposal. Any shareholder who wishes to submit a proposal for consideration at a meeting of such shareholder’s Fund should send such proposal to the Fund’s Secretary at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, Attn: Secretary.

Shareholder Communications

Shareholders may send communications to each Fund’s Board. Shareholders should send communications intended for a Board or for a Trustee by addressing the communication directly to the Board or individual Trustee and/or otherwise clearly indicating that the communication is for the Board or individual Trustee and by sending the communication to either the office of the Secretary of the applicable Fund or directly to such Trustee at the address specified for such Trustee in Exhibit F. Other shareholder communications received by any Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein.

Section 16(a) Beneficial Ownership Reporting Compliance

Section 30(h) of the 1940 Act and Section 16(a) of the Exchange Act require each of the Funds’ Trustees, officers, and investment advisers, affiliated persons of the investment advisers, and persons who own more than 10% of a registered class of a Fund’s equity securities to file forms with the SEC and the Exchange reporting their affiliation with the Fund and reports of ownership and changes in ownership of such securities. These persons and entities are required by SEC regulations to furnish such Fund with copies of all such forms they file. Based on a review of these forms furnished to each Fund, each Fund believes that during its last fiscal year, its Trustees, its officers, the Adviser and affiliated persons of the Adviser complied with the applicable filing requirements.

Other Meeting Matters

Management of each Fund does not intend to present, and does not have reason to believe that others will present, any other items of business at the Meeting. The Funds know of no business other than the proposals described in this Proxy Statement that will, or are proposed to, be presented for consideration at the Meeting. If any other matters are properly presented, the persons named on the enclosed proxy cards shall vote proxies in accordance with their best judgment.

WHERE TO FIND ADDITIONAL INFORMATION

This Proxy Statement and the SAI do not contain all the information set forth in the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC. The financial highlights of each Fund for the year ended February 29, 2012 and the description of the Fund’s automatic dividend reinvestment plans are incorporated by reference into this Proxy Statement from the Fund’s annual report for the year ended February 29, 2012 on Form N-CSR. Such financial highlights and financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The SAI includes additional information about the Funds that is incorporated herein by reference and is deemed to be part of this Proxy Statement. The SEC file number of each Fund, which contains the Fund’s shareholder reports and other filings with the SEC, is 811-06590 for the Acquiring Fund, 811-06053 for IMC, 811-07109 for IMS and 811-06434 for IMT.

Each Fund is subject to the informational requirements of the Exchange Act and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy materials, registration statements and other information filed (including the registration statement relating to the Funds on Form N-14 of which this Proxy Statement is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549. Copies of such material may also be obtained from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC. Reports, proxy materials and other information concerning the Funds can also be inspected at the Exchange.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REDOMESTICATION

THIS AGREEMENT AND PLAN OF REDOMESTICATION (“Agreement”) is made as of the   day of          , 2012 by and among (i) each of the Invesco closed-end registered investment companies identified as a Predecessor Fund on Exhibit A hereto (each a “Predecessor Fund”); (ii) each of the Invesco closed-end investment companies identified as a Successor Fund on Exhibit A hereto (each a “Successor Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

This Agreement contemplates a redomestication of each Predecessor Fund from a Massachusetts Business Trust, Maryland corporation or Pennsylvania business trust to a Delaware Statutory Trust, as applicable. For certain Predecessor Funds, such redomestication is the only corporate action contemplated (referred to herein and identified on Exhibit A as a “Redomesticating Fund” and, together, as the “Redomesticating Funds”). For other Predecessor Funds, the redomestication is the first step in a two-step transaction that will, subject to approval by shareholders, also involve the merger of the Successor Fund with another closed-end registered investment company in the Invesco Fund complex (each such Predecessor Fund whose Successor Fund will participate in such a merger being referred to herein and identified on Exhibit A as a “Merging Fund” and, together, as the “Merging Funds”) pursuant to a separate Agreement and Plan of Merger (the “Merger Agreement”).

This Agreement is intended to be and is adopted as a “plan of reorganization” with respect to each Reorganization (as defined below) within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and Treasury Regulations Sections 1.368-2(g) and 1.368-3(a), and is intended to effect the reorganization of each Predecessor Fund as a Successor Fund (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Each Reorganization will include the transfer of all of the assets of a Predecessor Fund to the Successor Fund solely in exchange for (1) the assumption by the Successor Fund of all liabilities of the Predecessor Fund, (2) the issuance by the Successor Fund to the Predecessor Fund of shares of beneficial interest of the Successor Fund, (3) the distribution of the shares of beneficial interest of the Successor Fund to the holders of shares of beneficial interest of the Predecessor Fund according to their respective interests in complete liquidation of the Predecessor Fund; and (4) the dissolution of the Predecessor Fund as soon as practicable after the Closing provided for in paragraph 3.1, all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows.

1.	TRANSFER OF ASSETS OF THE PREDECESSOR FUNDS IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF SUCCESSOR FUND SHARES

1.1.  It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities, and makes no representations, warranties, or covenants with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.  Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, each Predecessor Fund agrees to transfer all of its Assets (as defined in paragraph 1.3) and to assign and transfer all of its liabilities, debts, obligations, restrictions and duties (whether known or unknown, absolute or contingent, accrued or unaccrued and including, without limitation, any liabilities of the Predecessor Fund to indemnify the trustees or officers of the Predecessor Fund or any other persons under the Predecessor Fund’s Declaration of Trust or otherwise, and including, without limitation, any liabilities of the Predecessor Fund under the Merger Agreement) to the corresponding Successor Fund, organized solely for the purpose of acquiring all of the assets and assuming all of the liabilities of that Predecessor Fund. Each Successor Fund agrees that in exchange for all of the assets of the corresponding Predecessor Fund: (1) the Successor Fund shall assume all of the liabilities of such Predecessor Fund, whether contingent or otherwise and (2) the Successor Fund shall issue common shares of beneficial interest (together, the “Successor Fund Common Shares”) and preferred shares of beneficial interest (together, the “Successor Fund Preferred Shares” and, together with the Successor Fund Preferred Shares, the “Successor Fund Shares”) to the Predecessor Fund. The number of Successor Fund Common Shares issued by the Successor Fund to holders of common shares of the Predecessor Fund will be identical to the number of shares of common stock of the Predecessor Fund (together, the “Predecessor Fund Common Shares”) outstanding on the Valuation Date provided for in paragraph 3.1. The Successor Fund shall issue Successor Fund Preferred Shares to holders of preferred shares of the Predecessor Fund (together, Predecessor Fund Preferred Shares” and, together with the Predecessor Fund Common Shares, the “Predecessor Fund Shares”), if any, having an aggregate liquidation preference equal to the aggregate liquidation preference of the outstanding Predecessor Fund Preferred Shares. The terms of the Predecessor Fund Preferred Shares shall be substantially the same as the terms of the Successor Fund Preferred Shares. Such transactions shall take place at the Closing provided for in paragraph 3.1.

1.3.  The assets of each Predecessor Fund to be acquired by the corresponding Successor Fund (“Assets”) shall include all assets, property and goodwill, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or

A-1

regulator or government-established investor recovery fund claims, and any and all resulting recoveries), dividends or interest receivable, and any deferred or prepaid expense shown as an asset on the books of the Predecessor Fund on the Closing Date.

1.4  On the Closing Date each Predecessor Fund will distribute, in complete liquidation, the Successor Fund Shares to each Predecessor Fund shareholder, determined as of the close of business on the Valuation Date, of the corresponding class of the Predecessor Fund pro rata in proportion to such shareholder’s beneficial interest in that class and in exchange for that shareholder’s Predecessor Fund shares. Such distribution will be accomplished by recording on the books of the Successor Fund, in the name of each Predecessor Fund shareholder, the number of Successor Fund Shares representing the pro rata number of Successor Fund Shares received from the Successor Fund which is due to such Predecessor Fund shareholder. Fractional Successor Fund Shares shall be rounded to the third place after the decimal point.

1.5.  At the Closing, any outstanding certificates representing Predecessor Fund Shares will be cancelled. The Successor Fund shall not issue certificates representing Successor Fund Common Shares in connection with such exchange, irrespective of whether Predecessor Fund shareholders hold their Predecessor Fund Common Shares in certificated form. Ownership of the Successor Fund Common Shares by each Successor Fund shareholder shall be recorded separately on the books of the Successor Fund’s transfer agent.

1.6.  The legal existence of each Predecessor Fund shall be terminated as promptly as reasonably practicable after the Closing Date. After the Closing Date, each Predecessor Fund shall not conduct any business except in connection with its termination and dissolution and except as provided in paragraph 1.7 of this Agreement.

1.7.  Subject to approval of this Agreement by the requisite vote of the applicable Predecessor Fund’s shareholders but before the Closing Date, a duly authorized officer of such Predecessor Fund shall cause such Predecessor Fund, as the sole shareholder of the corresponding Successor Fund, to (i) elect the Trustees of the Successor Fund; (ii) ratify the selection of the Successor Fund’s independent auditors; (iii) approve the investment advisory and sub-advisory agreements for the Successor Fund in substantially the same form as the investment advisory and sub-advisory agreements in effect with respect to the Predecessor Fund immediately prior to the Closing; and (iv) implement any actions approved by the shareholders of the Predecessor Fund at a meeting of shareholders scheduled for          , 2012 (the “Shareholder Meeting”) including, without limitation, if applicable, a merger with another closed-end fund in the Invesco Fund complex.

2.	VALUATION

2.1.  The value of each Predecessor Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (the “Valuation Date”), using the Predecessor Fund’s valuation procedures established by the Predecessor Fund’s Board of Directors/Trustees.

2.2.  The net asset value per share of Successor Fund Common Shares, and the liquidation preference of Successor Fund Preferred Shares, together issued in exchange for the Assets of the corresponding Predecessor Fund, shall be equal to the net asset value per share of the Successor Fund Common Shares and the liquidation preference per share of the Successor Fund Preferred Shares, respectively, on the Closing Date, and the number of such Successor Fund Shares of each class shall equal the number of full and fractional Predecessor Fund Shares outstanding on the Closing Date.

3.	CLOSING AND CLOSING DATE

3.1.  Each Reorganization shall close on          , 2012 or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of 9:00 a.m., Eastern Time on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).

3.2.  At the Closing each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

3.3.  Immediately prior to the Closing the Predecessor Fund shall pay all accumulated but unpaid dividends on the Predecessor Fund Preferred Shares through the date thereof.

4.	REPRESENTATIONS AND WARRANTIES

4.1.  Each Predecessor Fund represents and warrants to the corresponding Successor Fund as follows:

4.1.1.  At the Closing Date, each Predecessor Fund will have good and marketable title to the Assets to be transferred to the Successor Fund pursuant to paragraph 1.2, and will have full right, power and authority to sell, assign, transfer and deliver such Assets hereunder. Upon delivery and in payment for such Assets, the Successor Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), provided that the Successor Fund will acquire Assets that are segregated as collateral for the Predecessor Fund’s derivative positions, including, without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

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4.1.2.  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Predecessor Fund and, subject to the approval of the Predecessor Fund’s shareholders and the due authorization, execution and delivery of this Agreement by the Successor Fund and IAI, this Agreement will constitute a valid and binding obligation of the Predecessor Fund enforceable in accordance with its terms, except as such enforceability may be limited by applicable bankruptcy laws and any other similar laws affecting the rights and remedies of creditors generally and by equitable principles;

4.1.3.  No consent, approval, authorization, or order of any court, governmental authority, the Financial Industry Regulatory Authority (“FINRA”) or any stock exchange on which shares of the Predecessor Fund are listed is required for the consummation by the Predecessor Fund of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date); and

4.1.4.  The Predecessor Fund will have filed with the Securities and Exchange Commission (“SEC”) proxy materials, which, for the Merging Funds, may be in the form of a proxy statement/prospectus on Form N-14 (the “Proxy Statement”), complying in all material respects with the requirements of the Securities Exchange Act of 1934, as amended, the Investment Company Act of 1940, as amended (the “1940 Act”), the 1933 Act (if applicable) and applicable rules and regulations thereunder, relating to a meeting of its shareholders to be called to consider and act upon the Reorganization contemplated herein.

4.2.  Each Successor Fund represents and warrants to the corresponding Predecessor Fund as follows:

4.2.1.  At the Closing Time, the Successor Fund will be duly formed as a statutory trust, validly existing, and in good standing under the laws of the State of Delaware;

4.2.2  The Successor Fund Shares to be issued and delivered to the Predecessor Fund pursuant to the terms of this Agreement will, at the Closing Time, have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding and fully paid and non-assessable by the Successor Fund;

4.2.3  At the Closing Time, the Successor Fund shall succeed to the Predecessor Fund’s registration statement filed under the 1940 Act with the SEC and thus will become duly registered under the 1940 Act as a closed-end management investment company;

4.2.4  Prior to the Closing Time, the Successor Fund shall not have commenced operations and there will be no issued and outstanding shares in the Successor Fund, except shares issued by the Successor Fund to an initial sole shareholder for the purpose of enabling the sole shareholder to take such actions as are required to be taken by shareholders under the 1940 Act in connection with establishing a new fund;

4.2.5.  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Successor Fund, and, subject to the approval of the Predecessor Fund’s shareholders and the due authorization, execution and delivery of this Agreement by the Predecessor Fund and IAI, this Agreement will constitute a valid and binding obligation of the Successor Fund enforceable in accordance with its terms, except as such enforceability may be limited by applicable bankruptcy laws and any other similar laws affecting the rights and remedies of creditors generally and by equitable principles;

4.2.6.  No consent, approval, authorization, or order of any court, governmental authority, FINRA or stock exchange on which shares of the Successor Fund are listed is required for the consummation by the Successor Fund of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date);

4.2.7.  The Successor Fund shall use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such state or District of Columbia securities laws as it may deem appropriate in order to operate after the Closing Date; and

4.2.8  The Successor Fund is, and will be at the Closing Time, a newly created Delaware statutory trust, without assets (other than seed capital) or liabilities, formed for the purpose of receiving the Assets of the Predecessor Fund in connection with the Reorganization.

5.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PREDECESSOR FUNDS AND THE SUCCESSOR FUNDS

With respect to each Reorganization, the obligations of the Predecessor Fund and the corresponding Successor Fund are each subject to the conditions that on or before the Closing Date:

5.1.  This Agreement and the transactions contemplated herein shall have been approved by the Board of Directors/Trustees of each of the Predecessor Fund and the Successor Fund and by the requisite vote of the Predecessor Fund’s shareholders;

5.2.  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state or District of Columbia securities authorities) and stock exchanges on which shares of the Funds are, or will be, listed in accordance with this Agreement deemed necessary by the Predecessor Fund or the Successor Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where

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failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Predecessor Fund or the Successor Fund, provided that either party hereto may waive any of such conditions for itself;

5.3.  Prior to or at the Closing, the Successor Fund shall enter into or adopt such agreements as are necessary for the Successor Fund’s operation as a closed-end investment company and such agreements shall be substantially similar to any corresponding agreement of the Predecessor Fund; and

5.4.  The Predecessor Fund and the Successor Fund shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), in form and substance reasonably acceptable to the Predecessor Fund and the Successor Fund, as to the matters set forth on Schedule 5.4. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Predecessor Fund and the Successor Fund and others, and the officers of the Predecessor Fund and the Successor Fund shall use their best efforts to make available such truthful certificates.

5.5.  If the Predecessor Fund has outstanding Predecessor Fund Preferred Shares designated as “variable rate muni term preferred shares” (“VMTP Shares”), the Predecessor Fund and the Successor Fund shall have received on or before the Closing Date an opinion of Skadden, Arps, Slate, Meagher & Flom LLP (“Skadden”) in form and substance reasonably acceptable to the Predecessor Fund and the Successor Fund, as to the matters set forth on Schedule 5.5. In rendering such opinion, Skadden may request and rely upon representations contained in certificates of officers of the Predecessor Fund and the Successor Fund and others, and the officers of the Predecessor Fund and the Successor Fund shall use their best efforts to make available such truthful certificates.

5.6.  If the Predecessor Fund has outstanding Predecessor Fund Preferred Shares designated as VMTP Shares, immediately prior to Closing the Predecessor Fund shall have satisfied all of its obligations set forth in its declaration of trust, certificate of designation of the Predecessor Fund Preferred Shares, registration rights agreement relating to the Predecessor Fund Preferred Shares and the Predecessor Fund Preferred Shares certificate (including, without limitation, satisfaction of the effective leverage ratio and minimum asset coverage covenants set forth in its statement of preferences).

6.	POST-CLOSING COVENANTS

6.1.  If the Predecessor Fund has outstanding Predecessor Fund Preferred Shares designated as VMTP Shares, immediately after Closing, the Successor Fund shall satisfy all of its obligations set forth in its declaration of trust, statement of preferences of the Successor Fund Preferred Shares, registration rights agreement relating to the Successor Fund Preferred Shares (including, without limitation, satisfaction of the effective leverage ratio and minimum asset coverage covenants set forth in its statement of preferences).

6.2.  If the Predecessor Fund has outstanding Predecessor Fund Preferred Shares designated as VMTP Shares,” immediately after Closing, the Successor Fund Preferred Shares shall be rated at least AA-/Aa3 by each rating agency rating, at the request of the Successor Fund, the Successor Fund Preferred Shares.

7.	FEES AND EXPENSES

Each Fund will bear its expenses relating to its Reorganization to the extent that the Fund’s total annual fund operating expenses did not exceed the expense limit under the expense limitation arrangement in place with IAI at the time such expenses were discussed with the Board (the “Expense Cap”). The Fund will bear these expenses regardless of whether its Reorganization is consummated. IAI will bear the Reorganization costs of any Fund that had total annual fund operating expenses which exceeded the Expense Cap at the time such expenses were discussed with the Board.

Each Successor Fund and corresponding Predecessor Fund represents and warrants to the other that there are no broker’s or finder’s fees payable in connection with the transactions contemplated hereby.

8.	TERMINATION

With respect to each Reorganization, this Agreement may be terminated by the mutual agreement of the Predecessor Fund and the corresponding Successor Fund, notwithstanding approval thereof by the shareholders of the Predecessor Fund, at any time prior to Closing, if circumstances should develop that, in such parties’ judgment, make proceeding with this Agreement inadvisable.

9.	AMENDMENT

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, however, that following the approval of this Agreement by any Predecessor Fund’s shareholders, no such amendment may have the effect of changing the provisions for determining the number of Successor Fund Shares to be distributed to that Predecessor Fund’s shareholders under this Agreement to the detriment of such Predecessor Fund shareholders without their further approval.

10.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; SURVIVAL; WAIVER

10.1.  The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

10.2.  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

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10.3.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without regard to its principles of conflicts of laws.

10.4.  This Agreement shall be binding upon and inure to the benefit of the parties hereto with respect to each Predecessor Fund and its corresponding Successor Fund, as applicable, and their respective successors and assigns. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the applicable Predecessor Fund and its corresponding Successor Fund and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

10.5.  It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors, trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Predecessor Fund or the applicable Successor Fund as provided in the governing documents of such Funds. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

10.6.  The representations, warranties, covenants and agreements of the parties contained herein shall not survive the Closing Date; provided that the covenants to be performed after the Closing shall survive the Closing.

10.7.  Each of the Predecessor Funds and the Successor Funds, after consultation with their respective counsel and by consent of their respective Board of Directors/Trustees or any officer, may waive any condition to its obligations hereunder if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the applicable Predecessor Fund.

11.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by fax or certified mail addressed to the Predecessor Fund and the Successor Fund, each at 1555 Peachtree Street, N.E. Atlanta, GA 30309, Attention: Secretary, fax number          .

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

[          ], a [Massachusetts business trust] [Maryland corporation] [Pennsylvania business trust]

By:

Invesco Advisers, Inc.

By:
Name:
Title:

[          ] a Delaware statutory trust

By:

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EXHIBIT A

CHART OF REDOMESTICATIONS

Predecessor Funds	Successor Funds	Redomesticating Fund
(and Share Classes)	(and Share Classes)	or Merging Fund

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SCHEDULE 5.4

TAX OPINION

(i) The acquisition by the Successor Fund of all of the Assets of the Predecessor Fund, as provided for in the Agreement, in exchange solely for Successor Fund Shares and the assumption by the Successor Fund of all of the liabilities of the Predecessor Fund, followed by the distribution by the Predecessor Fund to its shareholders of the Successor Fund Shares in complete liquidation of the Predecessor Fund, will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Predecessor Fund and the Successor Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Predecessor Fund upon the transfer of all of its Assets to, and assumption of its liabilities by, the Successor Fund in exchange solely for Successor Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Successor Fund upon the receipt by it of all of the Assets of the Predecessor Fund in exchange solely for the assumption of the liabilities of the Predecessor Fund and issuance of the Successor Fund Shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Predecessor Fund upon the distribution of the Successor Fund Shares by the Predecessor Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the Assets of the Predecessor Fund received by the Successor Fund will be the same as the tax basis of such Assets in the hands of the Predecessor Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the Assets of the Predecessor Fund in the hands of the Successor Fund will include the periods during which such Assets were held by the Predecessor Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Predecessor Fund upon the exchange of all of their Predecessor Fund shares solely for the Successor Fund Shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Successor Fund Shares to be received by each shareholder of the Predecessor Fund will be the same as the aggregate tax basis of Predecessor Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Successor Fund Shares received by a shareholder of the Predecessor Fund will include the holding period of the Predecessor Fund shares exchanged therefor, provided that the shareholder held Predecessor Fund shares as a capital asset on the Closing Date pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Successor Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Predecessor Fund described in Section 381(c) of the Code as if there had been no Reorganization.

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SCHEDULE 5.5

PREFERRED SHARE OPINION

The VMTP Shares issued by the Successor Fund in the Redomestication in exchange for Predecessor Fund VMTP Shares will be treated as equity of the Successor Fund for U.S. federal income tax purposes.

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EXHIBIT B

COMPARISON OF GOVERNING DOCUMENTS

The Acquiring Fund, IMC, IMS and IMT are each a Massachusetts business trust (each a “MA Trust” and together, the “MA Trusts”). Under Proposal 1, if approved, each MA Trust will reorganize into a newly formed Delaware statutory trust (a “DE Trust”). The following is a discussion of certain provisions of the governing instruments and governing laws of each MA Trust and its corresponding DE Trust, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s shareholder reports and its governing documents.

Shares.  The Trustees of the MA Trusts have the power to issue shares, including preferred shares, without shareholder approval. The governing documents of the MA Trusts indicate that the amount of common shares that a MA Trust may issue is unlimited. Preferred shares are limited to the amount set forth in the Declarations (defined below). Shares of the MA Trusts have no preemptive rights.

The Trustees of the DE Trusts have the power to issue shares, including preferred shares, without shareholder approval. The governing documents of the DE Trusts indicate that the amount of common and preferred shares that a DE Trust may issue is unlimited. Shares of the DE Trusts have no preemptive rights.

Organization.  The MA Trusts are organized as Massachusetts business trusts, under the laws of the Commonwealth of Massachusetts. Each MA Trust is governed by its Declaration of Trust (a “Declaration”) and its bylaws, each as may be amended, and its business and affairs are managed under the supervision of its Board of Trustees.

Each DE Trust is organized as a Delaware statutory trust pursuant to the Delaware Statutory Trust Act (“Delaware Act”). Each DE Trust is governed by its Amended and Restated Agreement and Declaration of Trust (also, a “Declaration” and together with the Declaration of each MA Trust, the “Declarations”) and its bylaws, and its business and affairs are managed under the supervision of its Board of Trustees.

Composition of the Board of Trustees.  The Boards of Trustees of both the MA Trusts and the DE Trusts are divided into three classes, with the election of each class staggered so that each class is only up for election once every three years.

Shareholder Meetings and Rights of Shareholders to Call a Meeting.  The stock exchanges on which a MA Trust’s shares are currently, and a DE Trust’s shares will be, listed require annual meetings to elect trustees.

The governing instruments for each MA Trust provide that special meetings of shareholders may be called by the Chair or a majority of the Trustees. In addition, special meetings of shareholders may also be called by the Secretary of a MA Trust upon written request of shareholders holding and entitled to vote not less than a majority of all the votes entitled to be cast at such meeting for matters that do not require a separate vote by each class of shares.

The bylaws of the DE Trusts authorize the Trustees to call a meeting of the shareholders for the election of Trustees. The bylaws of the DE Trusts also authorize a meeting of shareholders held for any purpose determined by the Trustees. The bylaws of the DE Trusts state that shareholders have no power to call a special meeting of shareholders.

Submission of Shareholder Proposals.  The federal securities laws, which apply to all of the MA Trusts and the DE Trusts, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the MA Trusts and the DE Trusts are limited to only those matters, including the nomination and election of Trustees, that are properly brought before the meeting. For proposals submitted by shareholders, the bylaws of the MA Trusts and the DE Trusts contain provisions which require that notice be given to the DE Trust or MA Trust, respectively, by an otherwise eligible shareholder in advance of the annual or special shareholder meeting in order for the shareholder to present a proposal at any such meeting and requires shareholders to provide certain information in connection with the proposal. These requirements are intended to provide the Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at the annual or special shareholder meeting.

In general, for nominations and any other proposals to be properly brought before an annual meeting of shareholders by a shareholder of a MA Trust, written notice must be delivered to the Secretary of the MA Trust not less than 60 days, nor more than 90 days, prior to the first anniversary of the preceding year’s annual meeting. If the annual meeting is not scheduled to be held within a period that commences 30 days before such anniversary and ends 30 days after such anniversary, the written notice must be delivered by the later of the 60th day prior to the meeting or the 10th day following the public announcement or disclosure of the meeting date. If the number of Trustees to be elected to the Board is increased and either all of the nominees for Trustee or the size of the increased Board are not publicly announced or disclosed at least 70 days prior to the first anniversary of the preceding year’s annual meeting, written notice will be considered timely if delivered to the Secretary of the MA Trust no later than the 10th date after such public announcement or disclosure. With respect to the nomination of individuals for election to the Board of Trustees at a special shareholder meeting, written notice must be delivered by a shareholder of the MA Trust to the Secretary of the MA Trust no later than the 10th date after such meeting is publicly announced or disclosed.

For nominations and any other proposals to be properly brought before an annual meeting of shareholders by a shareholder of a DE Trust, written notice must be delivered to the Secretary of the DE Trust not less than 90 days, nor more than 120 days, prior to the first

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anniversary of the preceding year’s annual meeting. If the annual meeting is not scheduled to be held within a period that commences 30 days before such anniversary and ends 30 days after such anniversary (an “Other Annual Meeting Date”), the written notice must be delivered by the later of the 90th day prior to the meeting or the 10th day following the public announcement or disclosure of the meeting date provided, however, that if the Other Annual Meeting Date was disclosed in the proxy statement for the prior year’s annual meeting, the dates for receipt of the written notice shall be calculated based on the Other Annual Meeting Date and disclosed in the proxy statement for the prior year’s annual meeting. If the number of Trustees to be elected to the Board is increased and either all of the nominees for Trustee or the size of the increased Board are not publicly announced or disclosed at least 70 days prior to the first anniversary of the preceding year’s annual meeting, written notice will be considered timely if delivered to the Secretary of the DE Trust no later than the 10th date after such public announcement or disclosure. With respect to the nomination of individuals for election to the Board of Trustees at a special shareholder meeting, written notice must be delivered by a shareholder of the DE Trust to the Secretary of the DE Trust no later than the 10th date after such meeting is publicly announced or disclosed. Specific information, as set forth in the bylaws, about the nominee, the shareholder making the nomination, and the proposal must also be delivered, and updated as necessary if proposed at an annual meeting, by the shareholder of the DE Trust. The shareholder or a qualified representative must also appear at the annual or special meeting of shareholders to present about the nomination or proposed business.

Quorum.  The governing instruments of the MA Trusts provide that a quorum will exist if shareholders representing a majority of the issued and outstanding shares entitled to vote at a shareholder meeting are present in person or represented by proxy.

The bylaws of each DE Trust provide that a quorum will exist if shareholders representing a majority of the outstanding shares entitled to vote are present or represented by proxy, except when a larger quorum is required by applicable law or the requirements of any securities exchange on which shares are listed for trading, in which case the quorum must comply with such requirements.

Number of Votes; Aggregate Voting.  The governing instruments of the MA Trusts and the Declaration and bylaws of the DE Trusts provide that each shareholder is entitled to one vote for each whole share held as to any matter on which the shareholder is entitled to vote, and a proportionate fractional vote for each fractional share held. The MA Trusts and the DE Trusts do not provide for cumulative voting for the election or removal of Trustees.

The governing instruments of the MA Trusts generally provide that all share classes vote by class or series of the MA Trust, except as otherwise provided by applicable law, the governing instruments or resolution of the Trustees.

The Declarations for the DE Trusts generally provide that all shares are voted as a single class, except when required by applicable law, the governing instruments, or when the Trustees have determined that the matter affects the interests of one or more classes, in which case only the shareholders of all such affected classes are entitled to vote on the matter.

Derivative Actions.  Shareholders of each MA Trust have the power to vote as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the MA Trust or its shareholders.

The Declarations for the DE Trusts state that a shareholder may bring a derivative action on behalf of a DE Trust only if several conditions are met. These conditions include, among other things, a pre-suit demand upon the Board of Trustees and, unless a demand is not required, shareholders who hold at least a majority of the outstanding shares must join in the demand for the Board of Trustees to commence an action, and the Board of Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of the claim.

Right to Vote.  The 1940 Act provides that shareholders of a fund have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental. Shareholders also have the right to vote on certain matters affecting a fund or a particular share class thereof under their respective governing instruments and applicable state law. The following summarizes the matters on which shareholders have the right to vote as well as the minimum shareholder vote required to approve the matter. For matters on which shareholders of a MA Trust or DE Trust do not have the right to vote, the Trustees may nonetheless determine to submit the matter to shareholders for approval. Where referenced below, the phrase “Majority Shareholder Vote” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of a fund’s outstanding shares are present or represented by proxy; or (b) more than 50% of a fund’s outstanding shares.

Election and Removal of Trustees.  The shareholders of the MA Trusts are entitled to vote, under certain circumstances, for the election and the removal of Trustees. Subject to the rights of the preferred shareholders, if any, the Trustees of the MA Trusts are elected by an affirmative vote of a majority of the outstanding shares present in person or represented by proxy. However, the preferred shareholders, if any, voting as a class elect at least two Trustees at all times. Preferred shareholders, if any, may also elect a majority of Trustees if dividends on the preferred shares have been unpaid for an amount equal to two full years of dividends. Any Trustees of the MA Trusts may be removed at any meeting of shareholders by a vote of 80% of the outstanding shares of the class or classes of shares of beneficial interest that elected such Trustee.

With regard to the DE Trusts, Trustees are elected by the affirmative vote of a majority of the outstanding shares of the DE Trust present in person or by proxy and entitled to vote at a meeting of the shareholders at which a quorum is present. Preferred shareholders, voting as a separate class, solely elect at least two Trustees by the affirmative vote of a majority of the outstanding preferred shares. Under

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certain circumstances, as set forth by the Trustees in accordance with the Declaration, holders of preferred shares may elect at least a majority of the Board’s Trustees. The Declaration and bylaws of the DE Trusts do not provide shareholders with the ability to remove Trustees.

Amendment of Governing Instruments.  Except as described below, the Trustees of the MA Trusts and DE Trusts have the right to amend, from time to time, the governing instruments. For the MA Trusts, the Trustees have the power to alter, amend or repeal the bylaws or adopt new bylaws, provided that bylaws adopted by shareholders may only be altered, amended or repealed by the shareholders, or by a majority of shares represented in person or by proxy. For the DE Trusts, the bylaws may be altered, amended, or repealed by the Trustees, without the vote or approval of shareholders.

For the MA Trusts, shareholder approval is required to amend the Declaration, except that the Trustees may make changes necessary to comply with applicable law and to effect provisions regarding preferred shares, and may make certain other non-material changes, such as to correct a mistake, without shareholder approval. When shareholder approval is required, the vote needed to effect an amendment is a majority of the common shares and preferred shares outstanding and entitled to vote, voting as separate classes, or by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by the holders of not less than a majority of each of such common shares and preferred shares. Notwithstanding the foregoing, any amendment to the Declaration that would reduce the amount payable upon liquidation of the MA Trusts or diminishing or eliminating shareholder voting rights pertaining thereto requires the approval of two-thirds of the class or classes of shareholders so affected. In addition, any amendment that would change or repeal the sections in the Declaration governing merger of the MA Trusts or conversion of the MA Trusts to open-end funds requires the affirmative vote of 80% of each of the common shares and preferred shares, voting as separate classes.

For the DE Trusts, the Board generally may amend the Declaration without shareholder approval, except: (i) any amendment to the Declaration approved by the Board that would reduce the shareholders’ rights to indemnification requires the vote of shareholders owning at least 75% of the outstanding shares; (ii) any amendments to the Declaration that would change shareholder voting rights, declassify the Board or change the minimum or maximum number of Trustees permitted require the affirmative vote or consent by the Board of Trustees followed by the affirmative vote or consent of shareholders owning at least 75% of the outstanding shares, unless such amendments have been previously approved, adopted or authorized by the affirmative vote of at least 66 2/3% of the Board of Trustees, in which case an affirmative Majority Shareholder Vote is required (the “DE Trusts’ Voting Standard”).

Mergers, Reorganizations, and Conversions.  The governing instruments of the MA Trusts provide that a merger, consolidation, conversion to an open-end company, or sale of assets requires the affirmative vote of not less than 80% of the common shares and preferred shares, if any, outstanding and entitled to vote, voting as separate classes. Reorganization or incorporation requires the approval of the holders of a majority of each of the common shares and preferred shares, if any, outstanding and entitled to vote, voting as separate classes. If the merger, consolidation, sale, lease or exchange is recommended by the Trustees, the vote or written consent of the holders of a majority of the common shares and preferred shares, if any, outstanding and entitled to vote, voting as separate classes, is sufficient authorization.

For the DE Trusts, any such merger, consolidation, conversion, reorganization, or reclassification requires approval pursuant to the DE Trusts’ Voting Standard. The vote required is in addition to the vote or consent of shareholders otherwise required by law or by the terms of any class of preferred shares or any agreement between the Trust and any national securities exchange.

Principal Shareholder Transactions.  The MA Trusts require a vote or consent of 80% of the common shares or preferred shares, if any, outstanding and entitled to vote, voting as separate classes, where a principal shareholder of a fund (i.e., any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than 5% of the fund’s outstanding shares) is the party to certain transactions.

The DE Trusts require a vote pursuant to the DE Trusts’ Voting Standard for certain principal shareholder transactions. The vote required is in addition to the vote or consent of shareholders otherwise required by law or by the terms of any class of preferred shares or any agreement between the Trust and any national securities exchange.

Termination of the Trust.  The termination of the Acquiring Fund, IMS or IMT requires the affirmative vote of not less than 80% of the common shares and preferred shares, if any, outstanding and entitled to vote, voting as separate classes, at any meeting of shareholders, or an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by an affirmative vote of a majority of the outstanding shares of such MA Trust.

The termination of IMC requires the affirmative vote of not less than 80% of the common shares and preferred shares, if any, outstanding and entitled to vote, voting as separate classes, at any meeting of shareholders, or an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by affirmative vote of not less than two-thirds of the outstanding shares of IMC.

The DE Trusts may be dissolved upon a vote pursuant to the DE Trusts’ Voting Standard. The vote required is in addition to the vote or consent of shareholders otherwise required by law or by the terms of any class of preferred shares or any agreement between a DE Trust and any national securities exchange. In addition, to spare shareholders the expense of a shareholder meeting in connection with the dissolution of a Fund, if the affirmative vote of at least 75% of the Board approves the dissolution, shareholder approval is not required.

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Liability of Shareholders.  The Massachusetts statute governing business trusts does not include an express provision relating to the limitation of liability of the shareholders of a Massachusetts business trust. However, the Declarations for the MA Trusts provide that no shareholder will be personally liable in connection with the acts, obligations or affairs of the MA Trusts. Consistent with Section 3803 of the Delaware Act, the Declarations of the DE Trusts generally provide that shareholders will not be subject to personal liability for the acts or obligations of the DE Trust.

Liability of Trustees and Officers.  Consistent with the 1940 Act, the governing instruments for both the DE Trusts and the MA Trusts generally provide that no Trustee or officer of a DE Trust and no Trustee, officer, employee or agent of a MA Trust is subject to any personal liability in connection with the assets or affairs of the DE Trust and the MA Trust, respectively, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office (“Disabling Conduct”).

Indemnification.  The MA Trusts generally indemnify every person who is or has been a Trustee or officer of the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by them in connection with any claim, action, suit or proceeding in which they becomes involved as a party or otherwise by virtue of their being or having been a Trustee or officer and against amounts paid or incurred by them in the settlement thereof.

The Trustees, officers, employees or agents of a DE Trust (“Covered Persons”) are indemnified by the DE Trust to the fullest extent permitted by the Delaware Act, the bylaws and other applicable law. The bylaws provide that every Covered Person is indemnified by the DE Trust for expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred in any proceeding to which such Covered Person is made a party or is threatened to be made a party, or is involved as a witness, by reason of the fact that such person is a Covered Person. For proceedings not by or in the right of the DE Trust (i.e., derivative lawsuits), every Covered Person is indemnified by the DE Trust for expenses actually and reasonably incurred in the investigation, defense or settlement in any proceeding to which such Covered Person is made a party or is threatened to be made a party, or is involved as a witness, by reason of the fact that such person is a Covered Person. No Covered Person is indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of Disabling Conduct or for any proceedings by such Covered Person against the Trust. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person engaged in Disabling Conduct.

A DE Trust is indemnified by any common shareholder who brings an action against the Trust for all costs, expenses, penalties, fines or other amounts arising from such action to the extent that the shareholder is not the prevailing party. The DE Trust is permitted to redeem shares of and set off against any distributions to the shareholder for such amounts liable by the shareholder to the DE Trust.

B-4

EXHIBIT C

COMPARISON OF STATE LAWS

The laws governing Massachusetts business trusts and Delaware statutory trusts have similar effect, but they differ in certain respects. Both the Massachusetts business trust law (“MA Statute”) and the Delaware statutory trust act (“DE Statute”) permit a trust’s governing instrument to contain provisions relating to shareholder rights and removal of trustees, and provide trusts with the ability to amend or restate the trust’s governing instruments. However, the MA Statute is silent on many of the salient features of a Massachusetts business trust (a “MA Trust”) whereas the DE Statute provides guidance and offers a significant amount of operational flexibility to Delaware statutory trusts (a “DE Trust”). The DE Statute provides explicitly that the shareholders and trustees of a Delaware Trust are not liable for obligations of the trust to the same extent as under corporate law, while under the MA Statute, shareholders and trustees could potentially be liable for trust obligations. The DE Statute authorizes the trustees to take various actions without requiring shareholder approval if permitted by a Fund’s governing instruments. For example, trustees may have the power to amend the Delaware trust instrument, merge or consolidate a Fund with another entity, and to change the Delaware trust’s domicile, in each case without a shareholder vote.

The following is a discussion of only certain material differences between the DE Statute and MA Statute, as applicable, and is not a complete description of them. Further information about each Fund’s current trust structure is contained in such Fund’s organizational documents and in relevant state law.

	Delaware Statutory Trust	Massachusetts Business Trust

Governing Documents/Governing Body	A DE Trust is formed by the filing of a certificate of trust with the Delaware Secretary of State. A DE Trust is an unincorporated association organized under the DE Statute whose operations are governed by its governing document (which may consist of one or more documents). Its business and affairs are managed by or under the direction of one or more trustees. As described in this chart, DE Trusts are granted a significant amount of organizational and operational flexibility. Delaware law makes it easy to obtain needed shareholder approvals, and also permits the management of a DE Trust to take various actions without being required to make state filings or obtain shareholder approval.	A MA Trust is created by the trustees’ execution of a written declaration of trust. A MA Trust is required to file the declaration of trust with the Secretary of the Commonwealth of Massachusetts and with the clerk of every city or town in Massachusetts where the trust has a usual place of business. A MA Trust is a voluntary association with transferable shares of beneficial interests, organized under the MA Statute. A MA Trust is considered to be a hybrid, having characteristics of both corporations and common law trusts. A MA Trust’s operations are governed by a trust document and bylaws. The business and affairs of a MA Trust are managed by or under the direction of a board of trustees.

MA Trusts are also granted a significant amount of organizational and operational flexibility. The MA Statute is silent on most of the salient features of MA Trusts, thereby allowing trustees to freely structure the MA Trust. The MA Statute does not specify what information must be contained in the declaration of trust, nor does it require a registered officer or agent for service of process.

Ownership Shares of Interest	Under both the DE Statute and the MA Statute, the ownership interests in a DE Trust and MA Trust are denominated as “beneficial interests” and are held by “beneficial owners.”

C-1

	Delaware Statutory Trust	Massachusetts Business Trust

Series and Classes	Under the DE Statute, the governing document may provide for classes, groups or series of shares, having such relative rights, powers and duties as shareholders set forth in the governing document. Such classes, groups or series may be described in a DE Trust’s governing document or in resolutions adopted by its trustees.	The MA Statute is silent as to any requirements for the creation of such series or classes.

Shareholder Voting Rights	Under the DE Statute, the governing document may set forth any provision relating to trustee and shareholder voting rights, including the withholding of such rights from certain trustees or shareholders. If voting rights are granted, the governing document may contain any provision relating to the exercise of voting rights. No state filing is necessary and, unless required by the governing document, shareholder approval is not needed.	There is no provision in the MA Statute addressing voting by the shareholders of a MA Trust.

Quorum	Under the DE Statute, the governing document may set forth any provision relating to quorum requirements at meetings of shareholders.	There is no provision in the MA Statute addressing quorum requirements at meetings of shareholders of a MA Trust.

Shareholder Meetings	Neither the DE Statute nor the MA Statute mandates an annual shareholders’ meeting.

Organization of Meetings	Neither the DE Statute nor the MA Statute contain provisions relating to the organization of shareholder meetings.

Record Date	Under the DE Statute, the governing document may provide for record dates.	There is no record date provision in the MA Statute.

Qualification and Election of Trustees	Under the DE Statute, the governing documents may set forth the manner in which trustees are elected and qualified.	The MA Statute does not contain provisions relating to the election and qualification of trustees of a MA Trust.

Removal of Trustees	Under the DE Statute, the governing documents of a DE Trust may contain any provision relating to the removal of trustees; provided, however, that there shall at all times be at least one trustee of a DE Trust.	The MA Statute does not contain provisions relating to the removal of trustees.

Restrictions on Transfer	Neither the DE Statute nor the MA Statute contain provisions relating to the ability of a DE Trust or MA Trust, as applicable, to restrict transfers of beneficial interests.

Preemptive Rights and Redemption of Shares	Under each of the DE Statute and the MA Statute, a governing document may contain any provision relating to the rights, duties and obligations of the shareholders.

C-2

	Delaware Statutory Trust	Massachusetts Business Trust

Liquidation Upon Dissolution or Termination Events	Under the DE Statute, a DE Trust that has dissolved shall first pay or make reasonable provision to pay all known claims and obligations, including those that are contingent, conditional and unmatured, and all known claims and obligations for which the claimant is unknown. Any remaining assets shall be distributed to the shareholders or as otherwise provided in the governing document.	The MA Statute has no provisions pertaining to the liquidation of a MA Trust.

Shareholder Liability	Under the DE Statute, except to the extent otherwise provided in the governing document of a DE Trust, shareholders of a DE Trust are entitled to the same limitation of personal liability extended to shareholders of a private corporation organized for profit under the General Corporation Law of the State of Delaware.	The MA Statute does not include an express provision relating to the limitation of liability of the shareholders of a MA Trust. The shareholders of a MA Trust could potentially be held personally liable for the obligations of the trust, notwithstanding an express provision in the governing document stating that the shareholders are not personally liable in connection with trust property or the acts, obligations or affairs of the MA Trust.

Trustee/Director Liability	Subject to the provisions in the governing document, the DE Statute provides that a trustee or any other person managing the DE Trust, when acting in such capacity, will not be personally liable to any person other than the DE Trust or a shareholder of the DE Trust for any act, omission or obligation of the DE Trust or any trustee. To the extent that at law or in equity a trustee has duties (including fiduciary duties) and liabilities to the DE Trust and its shareholders, such duties and liabilities may be expanded or restricted by the governing document.	The MA Statute does not include an express provision limiting the liability of the trustee of a MA Trust. The trustees of a MA Trust could potentially be held personally liable for the obligations of the trust.

Indemnification	Subject to such standards and restrictions as may be contained in the governing document of a DE Trust, the DE Statute authorizes a DE Trust to indemnify and hold harmless any trustee, shareholder or other person from and against any and all claims and demands.	The MA Statute is silent as to the indemnification of trustees, officers and shareholders.

Insurance	Neither the DE Statute nor the MA Statute contain provisions regarding insurance.

C-3

	Delaware Statutory Trust	Massachusetts Business Trust

Shareholder Right of Inspection	Under the DE Statute, except to the extent otherwise provided in the governing document of a DE Trust and subject to reasonable standards established by the trustees, each shareholder has the right, upon reasonable demand for any purpose reasonably related to the shareholder’s interest as a shareholder, to obtain from the DE Trust certain information regarding the governance and affairs of the DE Trust, including a current list of the name and last known address of each beneficial owner and trustee. In addition, the DE Statute permits the trustees of a DE Trust to keep confidential from shareholders for such period of time as deemed reasonable any information that the trustees in good faith believe would not be in the best interest of the DE Trust to disclose or that could damage the DE Trust or that the DE Trust is required by law or by agreement with a third party to keep confidential.	There is no provision in the MA Statute relating to shareholder inspection rights.

Derivative Actions	Under the DE Statute, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (a) was a shareholder at the time of the transaction complained about or (b) acquired the status of shareholder by operation of law or pursuant to the governing document from a person who was a shareholder at the time of the transaction. A shareholder’s right to bring a derivative action may be subject to such additional standards and restrictions, if any, as are set forth in the governing document.	There is no provision under the MA Statute regarding derivative actions.

Arbitration of Claims	The DE Statute provides flexibility as to providing for arbitration pursuant to the governing documents of a DE Trust.	There is no provision under the MA Statute regarding arbitration.

Amendments to Governing Documents	The DE Statute provides broad flexibility as to the manner of amending and/or restating the governing document of a DE Trust. Amendments to the declaration that do not change the information in the DE Trust’s certificate of trust are not required to be filed with the Delaware Secretary of State.	The MA Statute provides broad flexibility as to the manner of amending and/or restating the governing document of a MA Trust. The MA Statute provides that the trustees shall, within thirty days after the adoption of any amendment to the declaration of trust, file a copy with the Secretary of the Commonwealth of Massachusetts and with the clerk of every city or town in Massachusetts where the trust has a usual place of business.

C-4

EXHIBIT D

FORM OF AGREEMENT AND PLAN OF MERGER

THIS AGREEMENT AND PLAN OF MERGER (“Agreement”) is adopted as of this   day of          , 2012 by and among (i) each of the Invesco closed-end registered investment companies identified as a Merging Fund on Exhibit A hereto, each a Delaware statutory trust (each a “Merging Fund”); (ii) each of the Invesco closed-end registered investment companies identified as a Surviving Fund on Exhibit A hereto, each a Delaware statutory trust (each a “Surviving Fund”); and (iii) Invesco Advisers, Inc. (“IAI”). The predecessor to each Merging Fund, each a Massachusetts business trust except the predecessor to the Invesco High Yield Investment Fund, Inc., which is a Maryland corporation (each a “Predecessor Merging Fund”), and the predecessor to each Surviving Fund, each a Massachusetts business trust (each a ‘‘Predecessor Surviving Fund”), joins this agreement solely for the purposes of making the representations in paragraph 4.1 or 4.2, as applicable, and agreeing to be bound by paragraphs 5.1(a), 5.1(b), 5.1(d) and 5.1(i). Each Merging Fund and Surviving Fund are together referred to herein as the “Funds” and each Predecessor Merging Fund and Predecessor Surviving Fund are referred to individually as a “Predecessor Fund.”

WHEREAS, each Merging Fund and each Surviving Fund is a closed-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a “plan of reorganization” with respect to each Merger (as defined below) within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and Treasury Regulations Sections 1.368-2(g) and 1.368-3(a); and

WHEREAS, each merger will consist of the merger of a Merging Fund into its corresponding Surviving Fund, as set forth on Exhibit A, pursuant to the provisions of the Delaware Statutory Trust Act, 12 Del. C. Section 3801, et seq. (the “DSTA”), and will have the consequences described in Section 1.2 below (each such transaction, a “Merger” and collectively, the “Mergers”); and

WHEREAS, a condition precedent to each Merger is the redomestication of the Predecessor Merging Fund and the Predecessor Surviving Fund from a Massachusetts business trust or Maryland corporation, as applicable, to a Delaware statutory trust, which will include the transfer of all of the Predecessor Fund’s assets and assumption of all of the Predecessor Fund’s liabilities by the applicable Fund in exchange for the issuance by such Fund to the Predecessor Fund of shares of beneficial interest of the Fund and the distribution of those shares to the Predecessor Fund’s shareholders (each a “Redomestication”);

WHEREAS, the Boards of Trustees of each Surviving Fund and of each Merging Fund have determined that the Merger is in the best interests of the Surviving Fund and the Merging Fund, respectively, and the interests of the shareholders of the Surviving Fund and the Merging Fund will not be diluted as a result of the Merger;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE MERGERS

1.1.  It is the intention of the parties hereto that each Merger described herein shall be conducted separately from the others, and a party that is not a party to a Merger shall incur no obligations, duties or liabilities, nor make any representations, warranties or covenants, with respect to such Merger by reason of being a party to this Agreement. If any one or more Mergers should fail to be consummated, such failure shall not affect the other Mergers in any way.

1.2.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, with respect to each Merging Fund and its corresponding Surviving Fund, at the Closing Time (as defined below), the Merging Fund shall be merged with and into the Surviving Fund, the separate existence of the Merging Fund as a Delaware Statutory Trust and registered investment company shall cease, and the Surviving Fund will be the surviving entity for all purposes, including accounting purposes and for purposes of presenting investment performance history.

1.3.  Upon the terms and subject to the conditions of this Agreement, on the Closing Date (as defined below), the applicable parties shall cause the Merger to be consummated by filing a certificate of merger (a “Certificate of Merger”) with the Secretary of State of the State of Delaware in accordance with Section 3815 of the DSTA. The Merger shall become effective at 9:15 a.m. Eastern Time, as shall be specified in a Certificate of Merger duly filed with the Secretary of the State of Delaware, or at such later date or time as the parties shall agree and specify in the Certificate of Merger (the “Closing Time”).

1.4.  As a result of operation of the applicable provisions of the DSTA, the following events occur simultaneously at the Closing Time, except as otherwise provided herein:

(a) all of the assets, property, goodwill, rights, privileges, powers and franchises of the Merging Fund, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), dividends or interest receivable, deferred or prepaid expenses shown as an asset on the books of the Merging Fund on the Closing Date, goodwill, contractual rights, originals or copies of all books and records of the Merging Fund and all intangible property that is owned by the Merging Fund (collectively, the “Merging Fund Assets”) shall vest in the Surviving Fund, and all of the liabilities, debts, obligations, restrictions and duties of the Merging Fund (whether known or unknown, absolute or contingent, accrued or unaccrued and including, without limitation, any liabilities of the Merging Fund to indemnify the trustees or officers of the Merging Fund or any other persons under the Merging Fund’s Declaration of Trust or otherwise, and including all liabilities, debts, obligations, restrictions and duties of the Predecessor Fund assumed by the Merging Fund pursuant to the Redomestication) (collectively, the “Merging Fund Liabilities”) shall become the liabilities, debts, obligations, restrictions and duties of the Surviving Fund;

(b) Merging Fund common shares of beneficial interest (the “Merging Fund Common Shares”) shall be converted into Surviving Fund common shares of beneficial interest (the “Surviving Fund Common Shares”) and Merging Fund preferred shares of beneficial interest, if any (the “Merging Fund Preferred Shares”), shall be converted into Surviving Fund preferred shares of beneficial interest (the “Surviving Fund Preferred Shares”). Prior to the Closing Time or as soon as practicable thereafter, the Surviving Fund will open shareholder accounts on the share ledger records of the Surviving Fund in the names of and in the amounts due to the shareholders of the Merging Fund Common Shares and Merging Fund Preferred Shares (if any) based on their respective holdings in the Merging Fund as of the close of business on the Valuation Date, as more fully described in Section 3 below;

(c) At the Closing Time, the agreement and declaration of trust and bylaws of the Surviving Fund in effect immediately prior to the Closing Time shall continue to be the agreement and declaration of trust and bylaws of the Surviving Fund, until and unless thereafter amended in accordance with their respective terms;

(d) From and after the Closing Time, the trustees and officers of the Surviving Fund shall continue to be the trustees and officers of the combined Merging Fund and Surviving Fund, and such trustees and officers shall serve for such terms as are provided in the agreement and declaration of trust and the bylaws of the Surviving Fund; and

(e) From and after the Closing Time, the Surviving Fund’s investment objectives, strategies, policies and restrictions shall continue to be the investment objectives, strategies, policies and restrictions of the combined Merging Fund and Surviving Fund.

2.	VALUATION

2.1.  Computations of value in connection with the Closing (as defined below) of each Merger shall be as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day immediately preceding the Closing Date (the “Valuation Date”).

2.2.  All computations of value of the Merging Fund, the Merging Fund Common Shares, the Merging Fund Preferred Shares (if any), the Merging Fund Assets and the Merging Fund Liabilities shall be made using the Merging Fund’s valuation procedures established by the Merging Fund’s Board of Trustees. All computations of value of the Surviving Fund, the Surviving Fund Common Shares, the Surviving Fund Preferred Shares (if any) and the Surviving Fund’s assets and liabilities shall be made using the Surviving Fund’s valuation procedures established by the Surviving Fund’s Board of Trustees.

3.	CLOSING AND CLOSING DATE

3.1.  Each Merger shall close on          , 2012 or such other date as the parties may agree with respect to any or all Mergers (the “Closing Date”). All acts taking place at the closing of a Merger (the “Closing”) shall be deemed to take place simultaneously as of the Closing Time unless otherwise agreed to by the parties. In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Merging Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Merging Fund or the corresponding Surviving Fund or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Surviving Fund or the Merging Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.2.  With respect to each Merger:

(a) The Merging Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Merging Fund as of the Closing Date, or as soon as reasonably practicable thereafter, to the Surviving Fund’s custodian for the account of the Surviving Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof.

(b) No later than the Closing, the Merging Fund shall provide the Surviving Fund or its transfer agent with the names, addresses, dividend reinvestment elections and tax withholding status of the Merging Fund shareholders as of the Valuation Date and the information and documentation maintained by the Merging Fund or its agents relating to the identification and verification of the Merging Fund shareholders under the USA PATRIOT Act and other applicable anti-money laundering laws, rules and regulations and such other information as the Surviving Fund may reasonably request. The Surviving Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(c) The Surviving Fund shall issue and deliver to the Merging Fund a confirmation evidencing the Surviving Fund Common Shares and Surviving Fund Preferred Shares, if any, to be credited on the Closing Date, or provide other evidence satisfactory to the Merging Fund that such shares have been credited to the Merging Fund shareholders’ accounts on the books of the Surviving Fund.

(d) Surviving Fund Common Shares of an aggregate net asset value equal to the aggregate net asset value of the Merging Fund Common Shares shall be issued by the Surviving Fund to the holders of the Merging Fund Common Shares in exchange for all of the Merging Fund Common Shares. The aggregate net asset value of such shares shall be determined as set forth in Section 2 above.

(e) Surviving Fund Preferred Shares of an aggregate liquidation preference equal to the aggregate liquidation preference of the Merging Fund Preferred Shares shall be issued by the Surviving Fund to the holders of the Merging Fund Preferred Shares, if any, in exchange for all of the Merging Fund Preferred Shares. The terms of the Surviving Fund Preferred Shares shall be substantially the same as the terms of the Merging Fund Preferred Shares.

(f) The Surviving Fund shall not issue certificates representing Surviving Fund Common Shares in connection with the Merger. Any certificates representing ownership of Merging Fund Common Shares that remain outstanding at the Closing Time shall be deemed to be cancelled by operation of law and shall no longer evidence ownership of the Merging Fund or its shares.

4.	REPRESENTATIONS AND WARRANTIES

4.1.  Each Merging Fund and Predecessor Merging Fund represents and warrants to the corresponding Surviving Fund as follows:

(a) The Merging Fund is duly formed as a statutory trust, validly existing, and in good standing under the laws of the State of Delaware with power under its agreement and declaration of trust and bylaws (“Governing Documents”), to own all of its Merging Fund Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Merging Fund is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority, the Financial Industry Regulatory Authority (“FINRA”) or any stock exchange on which shares of the Merging Fund are listed is required for the consummation by the Merging Fund of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Time);

(d) The Merging Fund is not obligated under any provision of its Governing Documents and is not a party to any contract or other commitment or obligation, and is not subject to any order or decree, which would be violated by its execution or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Merger;

(e) The Merging Fund is authorized to issue an unlimited number of Common Shares and an unlimited number of Preferred Shares and all of the issued and outstanding shares of beneficial interest of the Merging Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Merging Fund and no shareholder of the Merging Fund will have any preemptive right of subscription or purchase in respect thereof and, in every state where offered or sold, such offers and sales by the Merging Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the Securities Act of 1933, as amended (the “1933 Act”) and state and District of Columbia securities laws;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Surviving Fund, the Merging Fund will on the Closing Date have good title to the Merging Fund Assets and have full right, power and authority to sell, assign, transfer and deliver such Merging Fund Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Merging Fund Assets, the Surviving Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Surviving Fund will acquire Merging Fund Assets that are segregated as collateral for the Merging Fund’s derivative positions, including, without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Merging Fund Assets;

(g) The financial statements of the Merging Fund for the Merging Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm appointed by the Merging Fund’s Board of Trustees. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Merging Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Merging Fund as of such date in accordance with GAAP;

(h) The Merging Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of the Merging Fund’s most recently completed fiscal year or half-year and those incurred in the ordinary course of the Merging Fund’s business as an investment company since such date;

(i) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Merging Fund, threatened against the Merging Fund which assert liability or which may, if successfully prosecuted to their conclusion, result in liability on the part of the Merging Fund, other than as have been disclosed to the Surviving Fund;

(j) The registration statement filed by the Surviving Fund on Form N-14, which includes, among other things, a proxy statement of the Merging Fund and a prospectus of the Surviving Fund with respect to the transactions contemplated herein (including the statement of additional information incorporated by reference therein, the “Joint Proxy Statement/Prospectus”), and any supplement or amendment thereto or to the documents included or incorporated by reference therein (collectively, as so amended or supplemented, the “N-14 Registration Statement”), on its effective date, at the time of the shareholders meeting called to vote on the proposals set forth in the Joint Proxy Statement/Prospectus and on the Closing Date, insofar as it relates to the Merging Fund, (i) complied or will comply in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and the rules and regulations thereunder (ii) did not or will not contain any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement/Prospectus, as of its date, at the time of the shareholders meeting called to vote on the proposals set forth therein and on the Closing Date, insofar as it relates to the Merging Fund, (i) complied or will comply in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement or the Joint Proxy Statement/Prospectus made in reliance upon and in conformity with information furnished by the Merging Fund for use in the N-14 Registration Statement or the Joint Proxy Statement/Prospectus.

(k) On the Closing Date, all material Returns (as defined below) of the Merging Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Merging Fund’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Merging Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Merging Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(l) The Merging Fund has elected to be a “regulated investment company” under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Merging Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Merging Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (A) ensure continued qualification of the Merging Fund for treatment as a regulated investment company for tax purposes and (B) eliminate any tax liability of the Merging Fund arising by reason of undistributed investment company taxable income or net capital gain, the Merging Fund, before the Closing Date, will declare on or prior to the Valuation Date to the shareholders of the Merging Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) all of Merging Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending on the Closing Date (in each case determined without regard to any deductions for dividends paid); (ii) all of Merging Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of the Merging Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year;

(m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Merging Fund and, subject to the approval of the shareholders of the Funds and the due authorization, execution and delivery of this Agreement by IAI, this Agreement will constitute a valid and binding obligation of the Merging Fund enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) All of the issued and outstanding Merging Fund Common Shares were offered for sale and sold in conformity with all applicable federal and state securities laws.

(o) The books and records of the Merging Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Merging Fund;

(p) The Merging Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q) The Merging Fund has no unamortized or unpaid organizational fees or expenses; and

(r) There are no material contracts outstanding to which the Merging Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Surviving Fund prior to the Closing Time.

4.2.  Each Surviving Fund and Predecessor Surviving Fund represents and warrants to the corresponding Merging Fund as follows:

(a) The Surviving Fund is duly formed as a statutory trust, validly existing, and in good standing under the laws of the State of Delaware, with power under its agreement and declaration of trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b) The Surviving Fund is registered under the 1940 Act as a closed-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority, FINRA or any stock exchange on which shares of the Surviving Fund are listed is required for the consummation by the Surviving Fund of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Time);

(d) The financial statements of the Surviving Fund for the Surviving Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm appointed by the Surviving Fund’s Board of Trustees. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Surviving Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Surviving Fund as of such date in accordance with GAAP;

(e) The Surviving Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of the Surviving Fund’s most recently completed fiscal year or half-year and those incurred in the ordinary course of the Surviving Fund’s business as an investment company since such date;

(f) There are no material legal, administrative or other proceedings pending or, to the knowledge of Surviving Fund, threatened against Surviving Fund which assert liability or which may, if successfully prosecuted to their conclusion, result in liability on the part of Surviving Fund, other than as have been disclosed to the Merging Fund;

(g) The N-14 Registration Statement, on its effective date, at the time of the shareholders meeting called to vote on the proposals set forth in the Joint Proxy Statement/Prospectus and on the Closing Date, (i) complied or will comply in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement/Prospectus, as of its date, at the time of the shareholders meeting called to vote on the proposals set forth therein and on the Closing Date (i) complied or will comply in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall not apply to statements in or omissions from the N-14 Registration Statement or the Joint Proxy Statement/Prospectus made in reliance upon and in conformity with information furnished by the Merging Fund for use in the N-14 Registration Statement or the Joint Proxy Statement/Prospectus;

(h) On the Closing Date, all material Returns of the Surviving Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Surviving Fund’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Surviving Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Surviving Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(i) The Surviving Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Surviving Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Surviving Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j) All issued and outstanding Surviving Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Surviving Fund and, in every state where offered or sold, such offers and sales by the Surviving Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws or exemptions therefrom, and there will be a sufficient number of such shares registered under the 1933 Act or exempt from such registration and, as may be necessary, with applicable state securities commissions, to permit the issuances contemplated by this Agreement to be consummated;

(k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Surviving Fund and subject to the approval of the shareholders of the Funds and the due authorization, execution and delivery of this Agreement by IAI, this Agreement will constitute a valid and binding obligation of the Surviving Fund enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(l) The Surviving Fund Common Shares and Surviving Fund Preferred Shares (if any) to be issued and delivered to the Merging Fund, for the account of the Merging Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued shares of the Surviving Fund, and will be fully paid and non-assessable by the Surviving Fund and no shareholder of the Surviving Fund will have any preemptive right of subscription or purchase in respect thereof;

(m) The books and records of the Surviving Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Surviving Fund;

(n) The Surviving Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(o) The Surviving Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.

5.	COVENANTS OF THE SURVIVING FUND AND THE MERGING FUND

5.1.  With respect to each Merger:

(a) The Surviving Fund, the Merging Fund and the corresponding Predecessor Funds each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Merger, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Surviving Fund, the Merging Fund or the corresponding Predecessor Fund, as appropriate, in the ordinary course in all material respects.

(b) Each Fund and Predecessor Fund agrees to mail to its shareholders of record entitled to vote at the meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the Joint Proxy Statement/Prospectus applicable to such Fund, to call a meeting of such shareholders and to take all other action necessary to obtain approval of the transactions contemplated herein.

(c) The Merging Fund will provide the Surviving Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Merging Fund to the Surviving Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Merging Fund with respect to each shareholder, for all of the shareholders of record of the Merging Fund as of the close of business on the Valuation Date, who are to become holders of the Surviving Fund as a result of the transfer of Merging Fund Assets, certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Merging Fund for purposes of preparing any Returns required by law to be filed for tax periods ending after the Closing Date, and (4) if reasonably requested by the Surviving Fund in writing, all FASB ASC 740-10-25 (formerly FIN 48) work papers and supporting statements pertaining to the Merging Fund. The foregoing information to be provided within such timeframes as is mutually agreed by the parties. The Merging Fund agrees to cooperate with the Surviving Fund in filing any Return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Merging Fund agrees to retain for a period of seven (7) years following the Closing Date all Returns and work papers and all material records or other documents relating to tax matters for taxable periods ending on or before the Closing Date.

(d) Subject to the provisions of this Agreement, the Surviving Fund, the Merging Fund and the corresponding Predecessor Funds will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(e) It is the intention of the parties that each Merger will qualify as a reorganization with the meaning of Section 368(a)(1)(A) of the Code. None of the parties to a Merger shall take any action or cause any action to be taken (including, without limitation the filing of any tax Return) that is inconsistent with such treatment or results in the failure of such Merger to qualify as a reorganization within the meaning of Section 368(a)(1)(A) of the Code.

(f) Any reporting responsibility of the Merging Fund, including, but not limited to, the responsibility for filing regulatory reports, tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the SEC, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Merging Fund, except as otherwise is mutually agreed by the parties.

(g) The Merging Fund undertakes that if the Merger is consummated, it will file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that the Merging Fund has ceased to be a registered investment company.

(h) The Surviving Fund and Predecessor Surviving Fund shall use their reasonable best efforts to cause the Surviving Fund Common Shares to be issued in the Merger to be approved for listing on each of the stock exchanges on which the corresponding Merging Fund Common Shares are listed.

(i) If the Merging Fund has outstanding Merging Fund Preferred Shares, the Surviving Fund shall use its reasonable best efforts to obtain a rating on the Surviving Fund Preferred Shares from at least one nationally recognized statistical rating organization (“NRSRO”) and include in its governing documents terms relating to the Surviving Fund Preferred Shares that are either substantially the same as such terms included in the Governing Documents of the Merging Fund in respect of the Merging Fund Preferred Shares or substantially the same as such terms included in the Merging Fund Governing Documents except for such changes as required by any NRSRO rating the Surviving Fund Preferred Shares, prior to the Closing.

(j) If the Merging Fund has outstanding Merging Fund Preferred Shares or the Surviving Fund has outstanding Surviving Fund Preferred Shares, the combined Merging Fund and Surviving Fund will satisfy all of its obligations set forth in the Surviving Fund’s declaration of trust, statement of preferences of the Surviving Fund Preferred Shares, registration rights agreement relating to the Surviving Fund Preferred Shares and the Surviving Fund Preferred Shares certificate (including, without limitation, satisfaction of the effective leverage ratio and minimum asset coverage covenants set forth in its statement of preferences) immediately after Closing.

(k) If the Merging Fund has outstanding Merging Fund Preferred Shares or the Surviving Fund has outstanding Surviving Fund Preferred Shares, immediately after closing the Surviving Fund Preferred Shares shall be rated at least AA-/Aa3 by each rating agency rating, at the request of the Surviving Fund, the Surviving Fund Preferred Shares.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE MERGING FUND

6.1.  With respect to each Merger, the obligations of the Merging Fund to consummate the transactions provided for herein shall be subject, at the Merging Fund’s election, to the performance by the Surviving Fund of all of the obligations to be performed by it hereunder on or before the Closing Time, and, in addition thereto, the following conditions:

(a) All representations and warranties of the Surviving Fund and the Predecessor Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Surviving Fund shall have delivered to the Merging Fund on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Merging Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Surviving Fund and the Predecessor Surviving Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Surviving Fund and the Predecessor Surviving Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Surviving Fund and the Predecessor Surviving Fund, on or before the Closing Date;

(d) If the Merging Fund has outstanding Merging Fund Preferred Shares, the Surviving Fund shall have amended its governing documents to include terms relating to the Surviving Fund Preferred Shares that are either substantially identical to such terms included in the Governing Documents of the Merging Fund in respect of the Merging Fund Preferred Shares or substantially identical to such terms included in the Merging Fund Governing Documents except for such changes as required by any NRSRO rating the Surviving Fund Preferred Shares, and shall have obtained a rating on the Surviving Fund Preferred Shares from at least one NRSRO;

(e) If the Surviving Fund has outstanding Surviving Fund Preferred Shares, immediately prior to Closing, the Surviving Fund Preferred Shares shall be rated at least AA-/Aa3 by each rating agency rating, at the request of the Surviving Fund; the Surviving Fund Preferred Shares; and

(f) If the Surviving Fund has outstanding Surviving Fund Preferred Shares, the Surviving Fund shall have satisfied all of its obligations set forth in its declaration of trust, statement of preferences of the Surviving Fund Preferred Shares, registration rights agreement relating to the Surviving Fund Preferred Shares and the Surviving Fund Preferred Shares certificate (including, without limitation, satisfaction of the effective leverage ratio and minimum asset coverage covenants set forth in its statement of preferences) immediately prior to Closing.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND

7.1.  With respect to each Merger, the obligations of the Surviving Fund to consummate the transactions provided for herein shall be subject, at the Surviving Fund’s election, to the performance by the Merging Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Merging Fund and the Predecessor Merging Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Merging Fund shall have delivered an unaudited statement of assets and liabilities and an unaudited schedule of investments as of the Valuation Date (together the “Closing Financial Statements”) for the purpose of determining the number of Surviving Fund Common Shares and the number of Surviving Fund Preferred Shares, if any, to be issued to the Merging Fund’s common shareholders and preferred shareholders, if any, and the Closing Financial Statements will fairly present the financial position of the Merging Fund as of the Valuation Date in conformity with GAAP applied on a consistent basis;

(c) The Merging Fund shall have delivered to the Surviving Fund on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Surviving Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Merging Fund and the Predecessor Merging Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(d) The Merging Fund and the Predecessor Merging Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Merging Fund and the Predecessor Merging Fund, on or before the Closing Date;

(e) The Merging Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of Merging Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending on the Closing Date (in each case determined without regard to any deductions for dividends paid); (ii) all of Merging Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of the Merging Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year; and

(f) If the Merging Fund has outstanding Merging Fund Preferred Shares, the Merging Fund shall have satisfied all of its obligations set forth in its declaration of trust, statement of preferences of the Merging Fund Preferred Shares, registration rights agreement relating to the Merging Fund Preferred Shares and the Merging Fund Preferred Shares certificate (including, without limitation, satisfaction of the effective leverage ratio and minimum asset coverage covenants set forth in its statement of preferences) immediately prior to Closing.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND AND THE MERGING FUND

With respect to each Merger, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Merging Fund or the Surviving Fund, the Merging Fund or the Surviving Fund, respectively, shall, at its option, not be required to consummate the transactions contemplated for such Merger by this Agreement:

8.1.  The Agreement shall have been approved by the requisite vote of the holders of the outstanding Common Shares and Preferred Shares of each Fund, as set forth in the N-14 Registration Statement. Notwithstanding anything herein to the contrary, neither the Merging Fund nor the Surviving Fund may waive the conditions set forth in this Section 8.1;

8.2.  On the Closing Date, no action, suit or other proceeding shall be pending or, to the Merging Fund’s or the Surviving Fund’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;

8.3.  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities and national securities exchanges for purposes of listing shares of the Funds, deemed necessary by the Surviving Fund or the Merging Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Merging Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.  The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5.  The Merging Fund and the Surviving Fund shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) in form and substance reasonably acceptable to the Merging Fund and the Surviving Fund, as to the matters set forth on Schedule 8.5. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Merging Fund, the Surviving Fund, IAI and others, and the officers of the Merging Fund, the Surviving Fund and IAI shall use their best efforts to make available such truthful certificates.

8.6.  If the Merging Fund has outstanding Merging Fund Preferred Shares, the Merging Fund and the Surviving Fund shall have received on or before the Closing Date an opinion of Skadden, Arps, Slate, Meagher & Flom LLP (“Skadden”) in form and substance reasonably acceptable to the Merging Fund and the Surviving Fund, as to the matters set forth on Schedule 8.6. In rendering such opinion, Skadden may request and rely upon representations contained in certificates of officers of the Merging Fund, the Surviving Fund, IAI and others, and the officers of the Merging Fund, the Surviving Fund and IAI shall use their best efforts to make available such truthful certificates.

8.7.  The shareholders of each of the Merging Fund and the Surviving Fund shall have approved the Redomestication of such fund to a Delaware statutory trust, as described in the proxy materials related to such Redomestication (including the N-14 Registration Statement), and each such Redomestication shall have been consummated.

9.	FEES AND EXPENSES

9.1.  Each Fund will bear its expenses relating to its Merger provided that 1) the Fund is expected to recoup those costs within 24 months following the Merger as a result of reduced total annual fund operating expenses based on estimates prepared by the Adviser and discussed with the Board and 2) the Fund’s total annual fund operating expenses did not exceed the expense limit under the expense limitation arrangement in place with IAI at the time such expenses were discussed with the Board. The Fund will bear these expenses regardless of whether its Merger is consummated, subject to any expense limitation arrangement in place with IAI. IAI will bear the Merger costs of any Fund that does not meet the foregoing threshold.

10.	FINAL TAX RETURNS AND FORMS 1099 OF MERGING FUND

10.1.  After the Closing Date, except as otherwise agreed to by the parties, the Merging Fund shall or shall cause its agents to prepare any federal, state or local tax Returns, including any Forms 1099, required to be filed by the Merging Fund with respect to its final taxable year ending on the Closing Date and for any prior periods or taxable years and shall further cause such tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1.  The representations, warranties and covenants of the Funds and IAI contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder; provided that the covenants to be performed after the Closing shall survive the Closing. The representations, warranties and covenants of each Predecessor Fund contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the Redomestication of such Predecessor Fund.

12.	TERMINATION

With respect to each Merger, this Agreement may be terminated and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the Merging Fund and the corresponding Surviving Fund, (ii) by the Merging Fund if any condition of the Surviving Fund’s obligations set forth in this Agreement has not been fulfilled or waived by the Merging Fund, or (iii) by the Surviving Fund if any condition of the Merging Fund’s obligations set forth in this Agreement has not been fulfilled or waived by the Surviving Fund, notwithstanding approval thereof by such Funds’ shareholders, if circumstances should develop that, in such parties judgment, make proceeding with this Agreement inadvisable.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, however, that following the approval of this Agreement by shareholders of a Merging Fund and/or its corresponding Surviving Fund, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund shares to be paid to that Merging Fund’s shareholders under this Agreement to the detriment of such Merging Fund shareholders or shall otherwise materially amend the terms of this agreement without their further approval.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.  The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

14.3.  This Agreement shall bind and inure with respect to each Merger to the benefit of the parties to the Merger and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any such party without the written consent of the other parties to such Merger. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties with respect to such Merger and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.  This agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5.  It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Merging Fund or the applicable Surviving Fund as provided in the Governing Documents of the Merging Fund or the Agreement and Declaration of Trust of the Surviving Fund, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

14.6.  Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by fax or certified mail addressed to the Merging Fund and the Surviving Fund, each at 1555 Peachtree Street, N.E. Atlanta, GA 30309, Attention: Secretary, fax number          .

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Surviving Fund and Merging Fund.

Invesco Advisers, Inc.

By:
Name:
Title:

[CLOSED-END FUNDS]

By:
Name:
Title:

EXHIBIT A

CHART OF MERGERS

Surviving Fund (and share classes)	Corresponding Merging Fund (and share classes)

SCHEDULE 8.5

TAX OPINION

(i) The acquisition by Surviving Fund of all of the assets of Merging Fund in exchange for Surviving Fund shares and the assumption of the liabilities of Merging Fund through a statutory merger will qualify as a reorganization within the meaning of Section 368(a)(1)(A) of the Code and the Surviving Fund and Merging Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by Merging Fund on the transfer of its assets to, and the assumption of Merging Fund liabilities by, Surviving Fund in exchange for Surviving Fund shares pursuant to Sections 361(a) and 357(a) of the Code.

(iii) No gain or loss will be recognized by Surviving Fund on the receipt of the Merging Fund assets in exchange for Surviving Fund shares and the assumption by Surviving Fund of any liabilities of Merging Fund pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by Merging Fund upon the distribution of Surviving Fund shares to the shareholders of Merging Fund pursuant to Section 361(c) of the Code.

(v) The tax basis of the Merging Fund assets received by the Surviving Fund will be the same as the tax basis of such assets in the hands of the Merging Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the Merging Fund assets in the hands of the Surviving Fund will include the periods during which such assets were held by the Merging Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of Merging Fund on the receipt of Surviving Fund shares solely in exchange for Surviving Fund shares pursuant to Section 354(a)(1) of the Code.

(viii) The aggregate tax basis in Surviving Fund shares received by a shareholder of the Merging Fund will be the same as the aggregate tax basis of Merging Fund shares surrendered in exchange therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Surviving Fund shares received by a shareholder of the Merging Fund will include the holding period of the Merging Fund shares surrendered in exchange therefor, provided that the shareholder held Merging Fund shares as a capital asset on the Closing Date pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Surviving Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Merging Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Merger on a Merging Fund, Surviving Fund or any Merging Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

SCHEDULE 8.6

PREFERRED SHARE OPINION

The VMTP Shares issued by the Surviving Fund in the Merger in exchange for Merging Fund VMTP Shares will be treated as equity of the Surviving Fund for U.S. federal income tax purposes.

EXHIBIT E

EXECUTIVE OFFICERS OF THE FUNDS

The following information relates to the executive officers of the Funds. Each officer also serves in the same capacity for all or a number of the other investment companies advised by the Adviser or affiliates of the Adviser. The officers of the Funds are appointed annually by the Trustees and serve for one year or until their respective successors are chosen and qualified. The address of each officer is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Name, Year of Birth and
Position(s) Held with the Fund	Officer Since	Principal Occupation(s) During Past 5 Years

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2010	Senior Vice President and Senior Officer, The Invesco Funds.

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2010	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc.; and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust.

		Formerly: Director and Secretary, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company).

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	2010	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust.

E-1

Name, Year of Birth and
Position(s) Held with the Fund	Officer Since	Principal Occupation(s) During Past 5 Years

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Karen Dunn Kelley — 1960 Vice President	2010	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only).

Yinka Akinsola — 1977 Anti-Money Laundering Compliance Officer	2011	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp. and Van Kampen Funds Inc.

		Formerly: Regulatory Analyst III, Financial Industry Regulatory Authority (FINRA).

Todd L. Spillane — 1958 Chief Compliance Officer	2010	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.).

E-2

Name, Year of Birth and
Position(s) Held with the Fund	Officer Since	Principal Occupation(s) During Past 5 Years

Formerly: Chief Compliance Officer, Invesco Van Kampen Closed-End Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), and Invesco Private Capital, Inc. (registered investment adviser); Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser) and Van Kampen Investor Services Inc.; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company.

E-3

EXHIBIT F

INFORMATION REGARDING THE FUNDS’ TRUSTEES

The business and affairs of the Funds are managed under the direction of the Board. The tables below list the incumbent Trustees and nominees for Trustee, their principal occupations, other directorships held by them during the past five years, and any affiliations with the Adviser or its affiliates. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the Record Date. Trustees of the Funds generally serve three-year terms or until their successors are duly elected and qualified. The address of each Trustee is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

			Number of	Other
		Principal	Portfolios in Fund	Trusteeship(s) Held
Name, Year of Birth		Occupation(s)	Complex Overseen by	by Trustee Over
and Position(s) Held with the Funds	Trustee Since	During Past 5 Years	Trustee	Past 5 Years

Interested Trustees

Martin L. Flanagan(1) — 1960 Trustee	2010	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business.	133	None.

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

Philip A. Taylor(2) — 1954 Trustee, President and Principal Executive Officer	2010	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.	133	None.

			Number of	Other
		Principal	Portfolios in Fund	Trusteeship(s) Held
Name, Year of Birth		Occupation(s)	Complex Overseen by	by Trustee Over
and Position(s) Held with the Funds	Trustee Since	During Past 5 Years	Trustee	Past 5 Years

		Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen(3) — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex.	151	Trustee/Managing General Partner of funds in the Fund Complex. Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment company directors. Chairman and Director for the Abraham Lincoln Presidential Library Foundation and Director of the Stevenson Center for Democracy.

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	2010	Chairman, Crockett Technology Associates (technology consulting company). Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company).	133	ACE Limited (insurance company); and Investment Company Institute.

David C. Arch — 1945 Trustee	2010	Retired. Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	151	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

Frank S. Bayley — 1939 Trustee	2010	Retired. Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie.	133	Director and Chairman, C.D. Stimson Company (a real estate investment company).

James T. Bunch — 1942 Trustee	2010	Managing Member, Grumman Hill Group LLC (family office private equity management). Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation.	133	Vice Chairman of Board of Governors, Western Golf Association; Chair Elect of Evans Scholars Foundation and Director, Denver Film Society.

			Number of	Other
		Principal	Portfolios in Fund	Trusteeship(s) Held
Name, Year of Birth		Occupation(s)	Complex Overseen by	by Trustee Over
and Position(s) Held with the Funds	Trustee Since	During Past 5 Years	Trustee	Past 5 Years

Rodney F. Dammeyer — 1940 Trustee	2010	Chairman of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	151	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2010
Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company).

Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company).
			133	Board of Nature’s Sunshine Products, Inc.

Jack M. Fields — 1952 Trustee	2010	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit). Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives.	133	Insperity (formerly known as Administaff).

Carl Frischling — 1937 Trustee	2010	Partner, law firm of Kramer Levin Naftalis and Frankel LLP.	133	Director, Reich & Tang Funds (6 portfolios).

Prema Mathai-Davis — 1950 Trustee	2010	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	133	None.

Larry Soll — 1942 Trustee	2010	Retired. Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company).	133	None.

Hugo F. Sonnenschein — 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	151	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

Raymond Stickel, Jr. — 1944 Trustee	2010	Retired. Formerly, Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche.	133	None.

(1)	Mr. Flanagan is considered an interested person of the Funds because he is an adviser to the board of directors of the Adviser, and an officer and a director of Invesco Ltd., the ultimate parent company of the Adviser.

(2)	Mr. Taylor is considered an interested person of the Funds because he is an officer and a director of the Adviser.

(3)	Mr. Whalen is considered an interested person of the Funds because he is Of Counsel at the law firm that serves as legal counsel to the Invesco Van Kampen closed-end funds, for which the Adviser also serves as investment adviser.

Trustee Ownership of Fund Shares

The following table shows each Board member’s ownership of shares of the Funds and of shares of all registered investment companies overseen by such Board member in the Fund Complex as of December 31, 2011.

Aggregate Dollar Range
of Equity Securities in
All Registered
				Dollar Range of	Investment Companies
	Dollar Range of	Dollar Range of	Dollar Range of	Equity Securities	Overseen by Board
	Equity Securities	Equity Securities	Equity Securities in	in Acquiring	Member in Family of
Name	in IMC	in IMS	IMT	Fund (IIM)	Investment Companies

Interested Trustees
Martin L. Flanagan	None	None	None	None	Over 100,000
Philip A. Taylor	None	None	None	None	None
Wayne W. Whalen	None	None	None	None	Over 100,000
Independent Trustees
Bruce L. Crockett	None	None	None	None	Over 100,000
David C. Arch	None	None	None	None	Over 100,000
Frank S. Bayley	None	None	None	None	Over 100,000
James T. Bunch	None	None	None	None	Over 100,000
Rodney Dammeyer	None	None	None	None	Over 100,000
Prema Mathai-Davis	None	None	None	None	Over 100,000
Albert R. Dowden	None	None	None	None	Over 100,000
Jack M. Fields	None	None	None	None	Over 100,000
Carl Frischling	None	None	None	None	Over 100,000
Larry Soll	None	None	None	None	Over 100,000
Hugo F. Sonnenschein	None	None	None	None	Over 100,000
Raymond Stickel, Jr.	None	None	None	None	Over 100,000

EXHIBIT G

BOARD LEADERSHIP STRUCTURE, ROLE IN RISK OVERSIGHT, AND COMMITTEES AND
MEETINGS OF THE FUNDS

Board Leadership Structure

The Board will be composed of fifteen Trustees, including twelve Trustees who are not “interested persons” of the Funds, as that term is defined in the 1940 Act (collectively, the “Independent Trustees” and each an “Independent Trustee”). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. The Board met twelve times during the twelve months ended February 29, 2012. As discussed below, the Board has established committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board and matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to a Fund’s charter documents, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability otherwise imposed on such person as a member of the Board.

The Board believes that its leadership structure, which includes an Independent Trustee as Chairman, allows for effective communication between the Trustees and fund management, among the Board’s Trustees and among its Independent Trustees. The existing Board structure, including its committee structure, provides the Independent Trustees with effective control over Board governance while also providing insight from the two non-Independent Trustees who are active officers of the Funds’ investment adviser. The Board’s leadership structure promotes dialogue and debate, which the Board believes will allow for the proper consideration of matters deemed important to the Funds and their shareholders and result in effective decision-making.

Board Role in Risk Oversight

The Board considers risk management issues as part of its general oversight responsibilities throughout the year at regular meetings of the Investments Committee, Audit Committee, Compliance Committee, and Valuation, Distribution and Proxy Oversight Committee (each as defined and further described below). These committees in turn report to the full Board and recommend actions and approvals for the full Board to take.

Invesco prepares regular reports that address certain investment, valuation and compliance matters, and the Board as a whole or the committees may also receive special written reports or presentations on a variety of risk issues at the request of the Board, a committee or the Senior Officer. In addition, the Audit Committee of the Board meets regularly with Invesco Ltd.’s internal audit group to review reports on their examinations of functions and processes within the Adviser that affect the Funds.

The Investments Committee and its sub-committees receive regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio managers of the Funds meet regularly with the sub-committees of the Investments Committee to discuss portfolio performance, including investment risk, such as the impact on the Funds of the investment in particular securities or instruments, such as derivatives. To the extent that a Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the Board generally is consulted in advance with respect to such change.

The Adviser provides regular written reports to the Valuation, Distribution and Proxy Oversight Committee that enable the Valuation, Distribution and Proxy Oversight Committee to monitor the number of fair valued securities in a particular portfolio, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within a Fund’s portfolio. In addition, the Audit Committee reviews valuation procedures and pricing results with the Funds’ independent auditors in connection with the Audit Committee’s review of the results of the audit of the Funds’ year-end financial statement.

The Compliance Committee receives regular compliance reports prepared by the Adviser’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under U.S. Securities and Exchange Commission (SEC) rules, the Independent Trustees meet at least quarterly in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the Board. The Compliance Committee recommends and the Board adopts compliance policies and procedures for the Funds and approves such procedures for the Funds’ service providers. The compliance policies and procedures are specifically designed to detect, prevent and correct violations of the federal securities laws.

Board Committees and Meetings

The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, and the Valuation, Distribution and Proxy Voting Oversight Committee (the “Committees”).

G-1

The members of the Audit Committee are Messrs. David C. Arch, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Rodney Dammeyer (Vice Chair), Raymond Stickel, Jr. (Chair) and Dr. Larry Soll. The Audit Committee’s primary purposes are to: (i) oversee qualifications, independence and performance of the independent registered public accountants; (ii) appoint independent registered public accountants for the Funds; (iii) pre-approve all permissible audit and non-audit services that are provided to Funds by their independent registered public accountants to the extent required by Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds’ independent registered public accountants to the Adviser and certain affiliates of the Adviser; (v) review the audit and tax plans prepared by the independent registered public accountants; (vi) review the Funds’ audited financial statements; (vii) review the process that management uses to evaluate and certify disclosure controls and procedures in Form N-CSR; (viii) review the process for preparation and review of the Funds’ shareholder reports; (ix) review certain tax procedures maintained by the Funds; (x) review modified or omitted officer certifications and disclosures; (xi) review any internal audits of the Funds; (xii) establish procedures regarding questionable accounting or auditing matters and other alleged violations; (xiii) set hiring policies for employees and proposed employees of the Funds who are employees or former employees of the independent registered public accountants; and (xiv) remain informed of (a) the Funds’ accounting systems and controls, (b) regulatory changes and new accounting pronouncements that affect the Funds’ net asset value calculations and financial statement reporting requirements, and (c) communications with regulators regarding accounting and financial reporting matters that pertain to the Funds. Each member of the Audit Committee is an Independent Trustee and each meets the additional independence requirements for audit committee members as defined by Exchange listing standards. The Audit Committee held eight meetings during the twelve months ended February 29, 2012.

The members of the Compliance Committee are Messrs. Bayley, Bunch, Dammeyer (Vice Chair), Stickel and Dr. Soll (Chair). The Compliance Committee is responsible for: (i) recommending to the Board and the Independent Trustees the appointment, compensation and removal of the Funds’ CCO; (ii) recommending to the Independent Trustees the appointment, compensation and removal of the Funds’ Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, Invesco and INVESCO Funds Group, Inc.; (iii) reviewing any report prepared by a third party who is not an interested person of the Adviser, upon the conclusion by such third party of a compliance review of the Adviser; (iv) reviewing all reports on compliance matters from the Funds’ CCO, (v) reviewing all recommendations made by the Senior Officer regarding the Adviser’s compliance procedures, (vi) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of the Adviser’s fiduciary duties to Fund shareholders and of the Adviser’s Code of Ethics; (vii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (viii) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (ix) receiving and reviewing quarterly reports on the activities of the Adviser’s Internal Compliance Controls Committee; (x) reviewing all reports made by the Adviser’s CCO; (xi) reviewing and recommending to the Independent Trustees whether to approve procedures to investigate matters brought to the attention of the Adviser’s ombudsman; (xii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from Invesco Ltd. that are applicable to the Funds or their service providers; and (xiii) overseeing potential conflicts of interest that are reported to the Compliance Committee by the Adviser, the CCO, the Senior Officer and/or the Compliance Consultant. The Compliance Committee held six meetings during the twelve months ended February 29, 2012.

The members of the Governance Committee are Messrs. Arch, Crockett, Albert R. Dowden (Chair), Jack M. Fields (Vice Chair), Carl Frischling, Hugo F. Sonnenschein and Dr. Prema Mathai-Davis. The Governance Committee is responsible for: (i) nominating persons who will qualify as Independent Trustees for (a) election as Trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of Trustees, and (b) appointment by the Board as Trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all Trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the Independent Trustees; (vii) overseeing the selection of independent legal counsel to the Independent Trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the Independent Trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board. Each member of the Governance Committee is an Independent Trustee and each meets the additional independence requirements for nominating committee members as defined by Exchange listing standards. The Governance Committee’s charter is available at www.invesco.com/us.

The Governance Committee will consider nominees recommended by a shareholder to serve as Trustee, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which Trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in each Fund’s bylaws require that any shareholder of a Fund desiring to nominate a Trustee for election at a shareholder meeting must submit to the Fund’s Secretary the nomination in writing not later than the close of business on the later of the 60th day prior to such shareholder meeting or the tenth day following the day on which public announcement

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is made of the shareholder meeting and not earlier than the close of business on the 90th day prior to the shareholder meeting. The Governance Committee held six meetings during the twelve months ended February 29, 2012.

The members of the Investments Committee are Messrs. Arch, Bayley (Chair), Bunch (Vice Chair), Crockett, Dammeyer, Dowden, Fields, Martin L. Flanagan, Frischling, Sonnenschein (Vice Chair), Stickel, Philip A. Taylor, Wayne W. Whalen, and Drs. Mathai-Davis (Vice Chair) and Soll. The Investments Committee’s primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by the Adviser and the Sub-Advisers; and (ii) review all proposed and existing advisory and sub-advisory arrangements for the Funds, and to recommend what action the full Boards and the Independent Trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements.

The Investments Committee has established three sub-committees (the “Sub-Committees”). The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the “Designated Funds”), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committees from time to time. The Investments Committee held six meetings during the twelve months ended February 29, 2012.

The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Dowden, Fields, Frischling (Chair), Sonnenschein (Vice Chair), Whalen and Dr. Mathai-Davis. The primary purposes of the Valuation, Distribution and Proxy Oversight Committee are: (a) to address issues requiring action or oversight by the Board (i) in the valuation of the Funds’ portfolio securities consistent with the Pricing Procedures, (ii) in oversight of the creation and maintenance by the principal underwriters of the Funds of an effective distribution and marketing system to build and maintain an adequate asset base and to create and maintain economies of scale for the Funds, (iii) in the review of existing distribution arrangements for the Funds under Rule 12b-1 and Section 15 of the 1940 Act, and (iv) in the oversight of proxy voting on portfolio securities of the Funds; and (b) to make regular reports to the full Board.

The Valuation, Distribution and Proxy Oversight Committee is responsible for: (a) with regard to valuation, (i) developing an understanding of the valuation process and the Pricing Procedures, (ii) reviewing the Pricing Procedures and making recommendations to the full Board with respect thereto, (iii) reviewing the reports described in the Pricing Procedures and other information from the Adviser regarding fair value determinations made pursuant to the Pricing Procedures by the Adviser’s internal valuation committee and making reports and recommendations to the full Board with respect thereto, (iv) receiving the reports of the Adviser’s internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures and the annual report of the Adviser evaluating the pricing vendors, approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures, and recommending annually the pricing vendors for approval by the full Board, (v) upon request of the Adviser, assisting the Adviser’s internal valuation committee or the full Board in resolving particular fair valuation issues, (vi) reviewing the reports described in the Procedures for Determining the Liquidity of Securities (the “Liquidity Procedures”) and other information from the Adviser regarding liquidity determinations made pursuant to the Liquidity Procedures by the Adviser and making reports and recommendations to the full Board with respect thereto, and (vii) overseeing actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing or liquidity issues; (b) with regard to distribution and marketing, (i) developing an understanding of mutual fund distribution and marketing channels and legal, regulatory and market developments regarding distribution, (ii) reviewing periodic distribution and marketing determinations and annual approval of distribution arrangements and making reports and recommendations to the full Board with respect thereto, and (iii) reviewing other information from the principal underwriters to the Funds regarding distribution and marketing of the Funds and making recommendations to the full Board with respect thereto; and (c) with regard to proxy voting, (i) overseeing the implementation of the Proxy Voting Guidelines (the “Guidelines”) and the Proxy Policies and Procedures (the “Proxy Procedures”) by the Adviser and the Sub-Advisers, reviewing the Quarterly Proxy Voting Report and making recommendations to the full Board with respect thereto, (ii) reviewing the Guidelines and the Proxy Procedures and information provided by the Adviser and the Sub-Advisers regarding industry developments and best practices in connection with proxy voting and making recommendations to the full Board with respect thereto, and (iii) in implementing its responsibilities in this area, assisting the Adviser in resolving particular proxy voting issues. The Valuation, Distribution and Proxy Oversight Committee was formed effective January 1, 2008. It succeeded the Valuation Committee, which existed prior to 2008. The Valuation, Distribution and Proxy Oversight Committee held six meetings during the twelve months ended February 29, 2012.

Trustees are encouraged to attend shareholder meetings, but the Board has no set policy requiring Board member attendance at meetings. During each Fund’s last fiscal year, each of the Trustees during the period such Trustee served as a Trustee attended at least 75% of the meetings of the Board and all committee meetings thereof of which such Trustee was a member.

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EXHIBIT H

REMUNERATION OF THE FUNDS’ TRUSTEES

Each Trustee who is not affiliated with the Adviser is compensated for his or her services according to a fee schedule that recognizes the fact that such Trustee also serves as a Trustee of other Invesco Funds. Each such Trustee receives a fee, allocated among the Invesco Funds for which he or she serves as a Trustee, that consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.

The Trustees have adopted a retirement plan funded by the Funds for the Trustees who are not affiliated with the Adviser. The Trustees also have adopted a retirement policy that permits each non-Invesco-affiliated Trustee to serve until December 31 of the year in which the Trustee turns 75. A majority of the Trustees may extend from time to time the retirement date of a Trustee.

Annual retirement benefits are available from the Funds and/or the other Invesco Funds for which a Trustee serves (each, a “Covered Fund”), for each Trustee who is not an employee or officer of the Adviser, who either (a) became a Trustee prior to December 1, 2008, and who has at least five years of credited service as a Trustee (including service to a predecessor fund) of a Covered Fund, or (b) was a member of the Board of Trustees of a Van Kampen Fund immediately prior to June 1, 2010 (“Former Van Kampen Trustee”), and has at least one year of credited service as a Trustee of a Covered Fund after June 1, 2010.

For Trustees other than Former Van Kampen Trustees, effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such Trustee’s credited years of service. If a Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary for the same length of time that the Trustee would have received the payments based on his or her service or, if the Trustee has elected, in a discounted lump sum payment. A Trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A Trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.

If the Former Van Kampen Trustee completes at least 10 years of credited service after June 1, 2010, the retirement benefit will equal 75% of the Former Van Kampen Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and such Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for 10 years beginning after the later of the Former Van Kampen Trustee’s termination of service or attainment of age 72 (or age 60 in the event of disability or immediately in the event of death). If a Former Van Kampen Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary or, if the Trustee has elected, in a discounted lump sum payment.

If the Former Van Kampen Trustee completes less than 10 years of credited service after June 1, 2010, the retirement benefit will be payable at the applicable time described in the preceding paragraph, but will be paid in two components successively. For the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the first component of the annual retirement benefit will equal 75% of the compensation amount described in the preceding paragraph. Thereafter, for the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the second component of the annual retirement benefit will equal the excess of (x) 75% of the compensation amount described in the preceding paragraph, over (y) $68,041 plus an interest factor of 4% per year compounded annually measured from June 1, 2010 through the first day of each year for which payments under this second component are to be made. In no event, however, will the retirement benefits under the two components be made for a period of time greater than 10 years. For example, if the Former Van Kampen Trustee completes 7 years of credited service after June 1, 2010, he or she will receive 7 years of payments under the first component and thereafter 3 years of payments under the second component, and if the Former Van Kampen Trustee completes 4 years of credited service after June 1, 2010, he or she will receive 4 years of payments under the first component and thereafter 4 years of payments under the second component.

Deferred Compensation Agreements.  Edward K. Dunn (a former Trustee of funds in the Invesco Funds complex), Messrs. Crockett, Fields and Frischling, and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the “Deferring Trustees”) have each executed a Deferred Compensation Agreement (collectively, the “Compensation Agreements”). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Funds, and such amounts are placed into a deferral account and deemed to be invested in one or more Invesco Funds selected by the Deferring Trustees.

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Distributions from these deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other Invesco Fund from which they are deferring compensation.

Set forth below is information regarding compensation paid or accrued for each Trustee of the Funds.

							Total
					Pension or	Estimated	Compensation
				Aggregate	Retirement	Annual	Before
				Compensation	Benefits	Benefits from	Deferral from
	Aggregate	Aggregate	Aggregate	from the	Accrued by	Invesco Funds	Invesco Funds
	Compensation	Compensation	Compensation	Acquiring	All Invesco	Upon	Paid to
Name of Trustee	from IMC(1)	from IMS(1)	from IMT(1)	Fund (IIM)(1)	Funds(2)	Retirement(3)	Trustee(4)

Interested Trustees
Martin L. Flanagan	None	None	None	None	None	None	None
Philip A. Taylor	None	None	None	None	None	None	None
Wayne W. Whalen	$1,058	$1,081	$1,248	$1,311	$304,730	$195,000	$399,000
Independent Trustees
David C. Arch	1,114	1,138	1,312	1,378	164,973	195,000	412,250
Frank S. Bayley	1,545	1,301	1,998	12,122	236,053	195,000	420,000
James T. Bunch	1,164	1,190	1,374	11,418	302,877	195,693	385,000
Bruce L. Crockett	2,611	2,280	3,326	13,536	227,797	195,000	693,500
Rodney F. Dammeyer	1,104	1,128	1,301	1,366	290,404	195,000	412,250
Albert R. Dowden	1,844	1,277	2,558	12,766	296,156	195,000	415,000
Jack M. Fields	1,068	1,091	1,260	2,266	313,488	195,000	307,250
Carl Frischling(5)	1,230	1,257	1,452	1,525	233,415	195,000	356,000
Prema Mathai-Davis	1,137	1,162	1,342	2,353	302,911	195,000	330,000
Larry Soll	1,659	1,307	2,201	3,103	342,675	216,742	375,750
Hugo F. Sonnenschein	1,132	1,157	1,334	1,401	290,404	195,000	412,200
Raymond Stickel, Jr.	1,940	1,375	2,672	3,853	230,451	195,000	399,250

(1)	For the fiscal year ended February 29, 2012. The total amount of compensation deferred by all Trustees of the Acquiring Fund, IMC, IMS and IMT during the fiscal year ended February 29, 2012, including earnings, was $7,524, $4,212, $4,225 and $5,023, respectively.

(2)	For the year ended December 31, 2011. During the fiscal year ended February 29, 2012, the total amount of expenses allocated to the Acquiring Fund, IMC, IMS and IMT in respect of such retirement benefits was $8,947, $1,657, $2,510 and $7,164, respectively.

(3)	For the year ended December 31, 2011. These amounts represent the estimated annual benefits payable by the Funds upon the Trustees’ retirement and assumes each Trustee serves until his or her normal retirement date.

(4)	For the year ended December 31, 2011. All Trustees, except Messrs. Arch, Dammeyer, Sonnenschein and Whalen, currently serve as Trustees of 133 portfolios in the Invesco fund complex. Messrs. Arch, Dammeyer, Sonnenschein and Whalen currently serve as Trustees of 151 portfolios in the Invesco fund complex.

(5)	During the fiscal year ended February 29, 2012, the Acquiring Fund, IMC, IMS and IMT paid $7,663, $1,022, $1,042 and $1,258, respectively, in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the Independent Trustees of the Funds. Mr. Frischling is a partner of such firm.

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EXHIBIT I

INDEPENDENT AUDITOR INFORMATION

Independent Registered Public Accounting Firm

The Audit Committee of the Board of Trustees of each Fund appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm of the Fund for fiscal years ending after May 31, 2010. Prior to May 31, 2010, each Fund was audited by a different independent registered public accounting firm (the “Prior Auditor”). The Board of Trustees selected a new independent auditor in connection with the appointment of Invesco Advisers as investment adviser to the Fund (“New Advisory Agreement”). Effective June 1, 2010, the Prior Auditor resigned as the independent registered public accounting firm of the Fund.

The Prior Auditor’s report on the financial statements of each Fund for the prior two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

Audit and Other Fees

The Funds and “Covered Entities” (the Adviser, excluding sub-advisers unaffiliated with the Adviser, and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Funds) were billed the amounts listed below by PwC during each Fund’s last two fiscal years. Effective February 28, 2011, the fiscal year end of each Fund was changed to the last day in February.

			Non-Audit Fees
Fund	Fiscal Year End	Audit Fees	Audit Related Fees(1)	Tax Fees(2)	All Other Fees	Total Non-Audit Fees	Total

IMC	02/29/12	$36,300	$5,000	$4,100	$0	$9,100	$45,400
	11/01/10 to 02/28/11	$19,250	$4,000	$2,300	$0	$6,300	$25,550
IMS	02/29/12	$16,445	$0	$2,300	$0	$2,300	$18,745
	11/01/10 to 02/28/11	$16,445	$0	$2,300	$0	$2,300	$18,745
IMT	02/29/12	$36,300	$5,000	$4,100	$0	$9,100	$45,400
	11/01/10 to 02/28/11	$19,250	$4,000	$2,300	$0	$6,300	$25,550
Acquiring Fund (IIM)	02/29/12	$36,300	$5,000	$4,300	$0	$9,300	$45,600
	11/01/10 to 02/28/11	$19,250	$4,000	$2,300	$0	$6,300	$25,550
Covered Entities	02/29/12	$0	$0	$0	$0	$0	$0
	11/01/10 to 02/28/11	$0	$0	$0	$0	$0	$0

(1)	Includes fees billed for agreed upon procedures related to auction rate preferred securities.

(2)	Includes fees billed for reviewing tax returns.

The Audit Committee of each Board has considered whether the provision of non-audit services performed by PwC to such Funds and Covered Entities is compatible with maintaining PwC’s independence in performing audit services. Each Fund’s Audit Committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of such Fund. 100% of such services were pre-approved by the Audit Committee pursuant to the Audit Committee’s pre-approval policies and procedures. Each Board’s pre-approval policies and procedures are included as part of the Board’s Audit Committee charter, which is available at www.invesco.com/us. The members of each Fund’s Audit Committee are David C. Arch, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Rodney Dammeyer, Raymond Stickel, Jr., and Dr. Larry Soll.

The Audit Committee of each Fund reviewed and discussed the last audited financial statements of each Fund with management and with PwC. In the course of its discussions, each Fund’s Audit Committee has discussed with PwC its judgments as to the quality, not just the acceptability, of such Fund’s accounting principles and such other matters as are required to be discussed with the Audit Committee by Statement on Auditing Standards No. 114 (The Auditor’s Communication With Those Charged With Governance). Each Fund’s Audit Committee received the written disclosures and the letter from PwC required under Public Company Accounting Oversight Board’s Ethics & Independence Rule 3526 and has discussed with PwC its independence with respect to such Fund. Each Fund knows of no direct financial or material indirect financial interest of PwC in such Fund. Based on this review, the Audit Committee recommended to the Board of each Fund that such Fund’s audited financial statements be included in such Fund’s Annual Report to Shareholders for the most recent fiscal year for filing with the SEC.

It is not expected that representatives of PwC will attend the Meeting. In the event representatives of PwC do attend the Meeting, they will have the opportunity to make a statement if they desire to do so and will be available to answer appropriate questions.

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EXHIBIT J

OUTSTANDING SHARES OF THE FUNDS

As of the Record Date, there were the following number of shares outstanding of each Fund:

Fund	Share Class	Number of Shares Outstanding

IMC	Common Shares	3,942,543
IMC	Preferred Shares	160
IMS	Common Shares	6,591,385
IMT	Common Shares	17,484,370
IMT	Preferred Shares	559
Acquiring Fund (IIM)	Common Shares	20,694,674
Acquiring Fund (IIM)	Preferred Shares	712

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EXHIBIT K

OWNERSHIP OF THE FUNDS

Significant Holders

Listed below are the name, address and percent ownership of each person who as of the Record Date, to the best knowledge of the Funds owned 5% or more of the outstanding shares of a class of a Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

			Number of
Name and Address	Fund	Class of Shares	Shares Owned		Percent Owned*

First Trust Portfolios L.P., First Trust Advisors L.P., The Charger Corporation 120 East Liberty Drive, Suite 400 Wheaton, Illinois 60187	IMC	Common Shares	463,465		11.8%
First Trust Portfolios L.P., First Trust Advisors L.P., The Charger Corporation 120 East Liberty Drive, Suite 400 Wheaton, Illinois 60187	IMS	Common Shares	781,594		11.9%
First Trust Portfolios L.P., First Trust Advisors L.P., The Charger Corporation 120 East Liberty Drive, Suite 400 Wheaton, Illinois 60187	IMT	Common Shares	2,591,234		14.8%
First Trust Portfolios L.P., First Trust Advisors L.P., The Charger Corporation 120 East Liberty Drive, Suite 400 Wheaton, Illinois 60187	Acquiring Fund (IIM)	Common Shares	2,661,176		12.9%
JPMorgan Chase Bank, National Association 383 Madison Avenue, Floor 8 New York, NY 10179	IMC	Preferred	160	**	100%
JPMorgan Chase Bank, National Association 383 Madison Avenue, Floor 8 New York, NY 10179	IMT	Preferred	559	**	100%
JPMorgan Chase Bank, National Association 383 Madison Avenue, Floor 8 New York, NY 10179	Acquiring Fund (IIM)	Preferred	712	**	100%

*	Based on filings made by such owners with the SEC. Each Fund has no knowledge of whether all or any portion of the shares reported or owned of record are also owned beneficially.

**	Preferred Shares are subject to a voting trust requiring that certain voting rights of the Preferred Shares must be exercised as directed by an unaffiliated third party.

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MS-CE-VMINC-PXY-1

STATEMENT OF ADDITIONAL INFORMATION
June 8, 2012
to the
Registration Statement on Form N-14 Filed by the Following (“Acquiring Funds”):

Invesco Value Municipal Income Trust	NYSE: IIM
Invesco Municipal Income Opportunities Trust	NYSE: OIA
Invesco Quality Municipal Income Trust	NYSE: IQI
Invesco Van Kampen California Value Municipal Income Trust	NYSE: VCV
Invesco Van Kampen High Income Trust II	NYSE: VLT
Invesco Van Kampen Municipal Opportunity Trust	NYSE: VMO
Invesco Van Kampen Trust for Investment Grade New York Municipals	NYSE: VTN
Invesco Van Kampen Municipal Trust	NYSE: VKQ
Relating to the July 17, 2012 Joint Annual Meeting of Shareholders of the Above-Listed Funds and the
Following Funds (“Target Funds”):

Invesco Value Municipal Bond Trust	NYSE: IMC
Invesco Value Municipal Securities	NYSE: IMS
Invesco Value Municipal Trust	NYSE: IMT
Invesco Municipal Income Opportunities Trust II	NYSE: OIB
Invesco Municipal Income Opportunities Trust III	NYSE: OIC
Invesco Quality Municipal Investment Trust	NYSE: IQT
Invesco Quality Municipal Securities	NYSE: IQM
Invesco California Municipal Income Trust	NYSE: IIC
Invesco California Quality Municipal Securities	NYSE: IQC
Invesco California Municipal Securities	NYSE: ICS
Invesco High Yield Investments Fund, Inc.	NYSE: MSY
Invesco Municipal Premium Income Trust	NYSE: PIA
Invesco Van Kampen Select Sector Municipal Trust	NYSE MKT: VKL
Invesco Van Kampen Trust for Value Municipals	NYSE: VIM
Invesco New York Quality Municipal Securities	NYSE: IQN
Invesco Van Kampen Massachusetts Value Municipal Income Trust	NYSE MKT: VMV
Invesco Van Kampen Ohio Quality Municipal Trust	NYSE: VOQ
Invesco Van Kampen Trust for Investment Grade New Jersey Municipals	NYSE: VTJ
     This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus for each Acquiring Fund (each, a “Proxy Statement” and together, the “Proxy Statements”) dated June 8, 2012, relating specifically to the Joint Annual Meetings of Shareholders of the above listed funds (collectively, the “Funds”) to be held on July 17, 2012. Copies of the Proxy Statements may be obtained at no charge by writing to Invesco Investment Services, Inc., 1555 Peachtree Street,

N.E., Atlanta, Georgia 30309, or by calling (800) 341-2929. You can also access this information at http://www.invesco.com/us.
     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this SAI is truthful or complete. Any representation to the contrary is a criminal offense.

Appendix A	Special State-Specific Investment Considerations
Appendix B	Ratings of Debt Securities
Appendix C	Strategic Transactions; Options and Futures
Appendix D	Portfolio Turnover
Appendix E	Management Fees
Appendix F	Administrative Services Fees
Appendix G	Portfolio Managers
Appendix H	Brokerage Commissions

Incorporation by Reference of Certain Documents
     Each Fund’s financial statements for the fiscal year ended February 20, 2012 are incorporated into this SAI by reference to the Fund’s most recent Annual Report to Shareholders. The proxy policies and procedures of Invesco Advisers, Inc. (“Invesco” or the “Adviser”) are also incorporated into this SAI by reference to Appendix E to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), filed as part of Post-Effective Amendment No. 97 to such registrant’s Registration Statement. The accession numbers for these documents are listed below, along with the dates they were filed via EDGAR. These documents will be provided to any shareholder who requests this SAI and may also be obtained, without charge, by calling (800) 341-2929.
     The portions of such Annual Reports and Post-Effective Amendment that are not specifically referenced above are not incorporated into this SAI.

Fund	Annual Report Accession No.	Date Filed
IMC	0000950123-12-007949	May 4, 2012
IMS	0000950123-12-008022	May 7, 2012
IMT	0000950123-12-007955	May 4, 2012
OIB	0000950123-12-008054	May 7, 2012
OIC	0000950123-12-008028	May 7, 2012
IQT	0000950123-12-007963	May 4, 2012
IQM	0000950123-12-007972	May 4, 2012
IIC	0000950123-12-007954	May 4, 2012
IQC	0000950123-12-007947	May 4, 2012
ICS	0000950123-12-008026	May 7, 2012
MSY	0000950123-12-008048	May 7, 2012
PIA	0000950123-12-007956	May 4, 2012
VKL	0000950123-12-007984	May 4, 2012
VIM	0000950123-12-007986	May 4, 2012
IQN	0000950123-12-007958	May 4, 2012
VMV	0000950123-12-007971	May 4, 2012
VOQ	0000950123-12-007977	May 4, 2012
VTJ	0000950123-12-007987	May 4, 2012
IIM	0000950123-12-007951	May 4, 2012
OIA	0000950123-12-008024	May 7, 2012
IQI	0000950123-12-007961	May 4, 2012
VCV	0000950123-12-007968	May 4, 2012
VLT	0000950123-12-008033	May 7, 2012
VMO	0000950123-12-007973	May 4, 2012
VTN	0000950123-12-007991	May 4, 2012
VKQ	0000950123-12-007976	May 4, 2012
Registrant	Post-Effective Amendment Accession No.	Date Filed
AIM Growth Series (Invesco Growth Series)	0000950123-12-006801	April 26, 2012

General Information
     This SAI relates to the proposed reorganization of each Target Fund, as identified below, into the corresponding Acquiring Fund, as identified below. The table also reflects the former names of the Funds during the past five years.

Target Funds	Acquiring Funds
Invesco Value Municipal Bond Trust (NYSE: IMC)
Formerly: Invesco Insured Municipal Bond Trust (through 1/23/2012); Morgan Stanley Insured Municipal Bond Trust (through 5/6/2010)

Invesco Value Municipal Securities (NYSE: IMS)	Invesco Value Municipal Income Trust (NYSE: IIM)
Formerly: Invesco Insured Municipal Securities (through 12/1/2011); Morgan Stanley Insured Municipal Securities (through 5/6/2010)	Formerly: Invesco Insured Municipal Income Trust (through 1/6/2012); Morgan Stanley Insured Municipal Income Trust (through 5/6/2010)

Invesco Value Municipal Trust (NYSE: IMT)
Formerly: Invesco Insured Municipal Trust (through 1/19/2012); Morgan Stanley Insured Municipal Trust (through 5/6/2010)

Invesco Municipal Income Opportunities Trust II (NYSE: OIB)	Invesco Municipal Income Opportunities Trust (NYSE: OIA)
Formerly: Morgan Stanley Municipal Income Opportunities Trust II (through 5/7/2010)	Formerly: Morgan Stanley Municipal Income Opportunities Trust (through 5/6/2010)

Invesco Municipal Income Opportunities Trust III (NYSE: OIC)
Formerly: Morgan Stanley Municipal Income Opportunities Trust III (through 5/7/2010)

Invesco Quality Municipal Investment Trust (NYSE: IQT)	Invesco Quality Municipal Income Trust (NYSE: IQI)
Formerly: Morgan Stanley Quality Municipal Investment Trust (through 5/6/2010)	Formerly: Morgan Stanley Quality Municipal Income Trust (through 5/10/2010)

Invesco Quality Municipal Securities (NYSE: IQM)
Formerly: Morgan Stanley Quality Municipal Securities (through 5/6/2010)

Invesco California Municipal Income Trust (NYSE: IIC)	Invesco Van Kampen California Value Municipal Income Trust (NYSE: VCV)
Formerly: Invesco California Insured Municipal Income Trust (through 1/23/2012); Morgan Stanley California Insured Municipal Income Trust (through 5/6/2010)	Formerly: Van Kampen California Value Municipal Income Trust (through 3/31/2010)

Invesco California Quality Municipal Securities (NYSE: IQC)
Formerly: Morgan Stanley California Quality Municipal Securities (through 5/6/2010)

Target Funds	Acquiring Funds
Invesco California Municipal Securities (NYSE: ICS)

Formerly: Invesco Insured California Municipal Securities (through 1/23/2012); Morgan Stanley Insured California Municipal Securities (through 5/6/2010)

Invesco High Yield Investments Fund, Inc. (NYSE: MSY)	Invesco Van Kampen High Income Trust II (NYSE: VLT)

Formerly: Morgan Stanley High Yield Fund, Inc. (through 5/27/2010)	Formerly: Van Kampen High Income Trust II (through 5/26/2010)

Invesco Municipal Premium Income Trust (NYSE: PIA)

Formerly: Morgan Stanley Municipal Premium Income Trust (through 5/10/2010)

Invesco Van Kampen Select Sector Municipal Trust (NYSE MKT: VKL)	Invesco Van Kampen Municipal Opportunity Trust (NYSE: VMO)

Formerly: Van Kampen Select Sector Municipal Trust (through 3/31/2010)	Formerly: Van Kampen Municipal Opportunity Trust (through 3/31/2010)

Invesco Van Kampen Trust for Value Municipals (NYSE: VIM)

Formerly: Invesco Van Kampen Trust for Insured Municipals (through 12/16/2011); Van Kampen Trust for Insured Municipals (through 5/10/2010)

Invesco New York Quality Municipal Securities (NYSE: IQN)	Invesco Van Kampen Trust for Investment Grade New York Municipals (NYSE: VTN)

Formerly: Morgan Stanley New York Quality Municipal Securities (through 5/6/2010)	Formerly: Van Kampen Trust for Investment Grade New York Municipals (through 4/12/2010)

Invesco Van Kampen Massachusetts Value Municipal Income Trust (NYSE MKT: VMV)

Formerly: Van Kampen Massachusetts Value Municipal Income Trust (through 3/31/2010)

Invesco Van Kampen Ohio Quality Municipal Trust (NYSE: VOQ)	Invesco Van Kampen Municipal Trust (NYSE: VKQ)

Formerly: Van Kampen Ohio Quality Municipal Trust (through 3/31/2010)	Formerly: Van Kampen Municipal Trust (through 4/21/2010)

Invesco Van Kampen Trust for Investment Grade New Jersey Municipals (NYSE: VTJ)

Formerly: Van Kampen Trust for Investment Grade New Jersey Municipals (through 3/31/2010)
Investment Strategies and Risks
     The table on the following pages identifies various securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds, including as part of a temporary defensive strategy, as well as the risks associated with those types of securities and investment techniques. The table has been marked to indicate those securities and investment techniques that Invesco and/or a Sub-Adviser may, but is not required to, use to manage a Fund, including as part of a temporary defensive strategy. A Fund may choose not to use any or all of these techniques and may use different techniques at different times. Invesco and/or the Sub-Advisers may invest in other securities and may use other investment techniques in managing the Funds, including those described below for Funds not specifically mentioned as investing in the security or using the investment technique, as well as securities and techniques not described. Each Fund’s transactions in a particular security or use of a particular technique is subject to the limitations imposed by a Fund’s investment objective, principal investment strategies, and fundamental and non-fundamental investment restrictions (and appendices thereto) described in that Fund’s Proxy Statement and/or this SAI, as well as federal securities laws. Each Fund’s investment policies, strategies and practices described below are non-fundamental and may be changed without approval of the holders of the Fund’s voting securities unless otherwise indicated below, elsewhere in this SAI or in the Fund’s Proxy Statement. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund’s Proxy Statement and shareholder reports; where a particular type of security or investment technique is not discussed in a Fund’s Proxy Statement or shareholder reports, that security or investment technique is not a principal investment strategy.

	IIM	OIA	IQI	VCV	VLT	VMO	VTN	VKQ
Debt Investments:
U.S. Government Obligations	X	X	X	X	X	X	X	X
Temporary Investments	X	X	X	X	X	X	X	X
Collateralized Debt Obligations (CDOs)		X
Collateralized Loan Obligations (CLOs)		X
Credit Linked Notes (CLNs)		X
Bank Instruments	X	X	X	X		X	X	X
Commercial Instruments	X		X	X		X	X	X
Synthetic Municipal Instruments	X	X	X	X		X	X	X
Municipal Securities	X	X	X	X		X	X	X
Municipal Lease Obligations	X	X	X	X		X	X	X
Investment Grade Debt Obligations	X	X	X	X	X	X	X	X
Non-Investment Grade Debt Obligations (Junk Bonds)	X	X	X	X	X	X	X	X
Loans, Loan Participations and Assignments					X
Public Bank Loans
Structured Notes and Indexed Securities		X
U.S. Corporate Debt Obligations					X
Equity Investments:
Common Stock					X
Preferred Stock					X
Convertible Securities					X
Foreign Investments:
Foreign Securities					X
Foreign Government Obligations					X
Foreign Exchange Transactions					X
Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers					X
Other Investments:
Exchange-Traded Funds (ETFs)		X
Other Investment Companies	X		X	X	X	X	X	X
Limited Partnerships
Defaulted Securities		X

	IIM	OIA	IQI	VCV	VLT	VMO	VTN	VKQ
Municipal Forward Contracts	X	X	X	X		X	X	X
Variable or Floating Rate Instruments	X	X	X	X	X	X	X	X
Inverse Floating Rate Obligations	X	X	X	X		X	X	X
Zero Coupon and Pay-in-Kind Securities	X	X	X	X	X	X	X	X
Premium Securities	X	X	X	X		X	X	X
Participation Notes	X	X	X	X		X	X	X
Investment Techniques:
Forward Commitments, When-Issued and Delayed Securities	X	X	X	X	X	X	X	X
Borrowing	X	X	X	X	X	X	X	X
Lending Portfolio Securities					X
Repurchase Agreements	X	X	X	X	X	X	X	X
Restricted and Illiquid Securities	X	X	X	X	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X	X	X	X	X
Standby Commitments					X
Derivatives:
Swap Agreements	X			X	X	X	X	X
Interest Rate Locks	X	X	X	X		X	X	X
Options	X	X	X	X	X	X	X	X
Warrants
Rights
Futures Contracts	X	X	X	X	X	X	X	X
Forward Currency Contracts					X

	IMC	IMS	IMT	OIB	OIC	IQT	IQM	IIC	IQC
Debt Investments:
U.S. Government Obligations	X	X	X	X	X	X	X	X	X
Temporary Investments	X	X	X	X	X	X	X	X	X
Collateralized Debt Obligations (CDOs)				X	X
Collateralized Loan Obligations (CLOs)				X	X
Credit Linked Notes (CLNs)				X	X
Bank Instruments	X	X	X	X	X	X	X	X	X
Commercial Instruments	X	X	X			X	X	X	X
Synthetic Municipal Instruments	X	X	X	X	X	X	X	X	X
Municipal Securities	X	X	X	X	X	X	X	X	X
Municipal Lease Obligations	X	X	X	X	X	X	X	X	X
Investment Grade Debt Obligations	X	X	X	X	X	X	X	X	X
Non-Investment Grade Debt Obligations (Junk Bonds)	X	X	X	X	X	X	X	X	X
Loans, Loan Participations and Assignments
Public Bank Loans
Structured Notes and Indexed Securities				X	X
U.S. Corporate Debt Obligations
Equity Investments:
Common Stock

	IMC	IMS	IMT	OIB	OIC	IQT	IQM	IIC	IQC
Preferred Stock
Convertible Securities
Foreign Investments:
Foreign Securities
Foreign Government Obligations
Foreign Exchange Transactions
Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers
Other Investments:
Exchange-Traded Funds (ETFs)				X	X
Other Investment Companies	X	X	X			X		X
Limited Partnerships
Defaulted Securities				X	X
Municipal Forward Contracts	X	X	X	X	X	X	X	X	X
Variable or Floating Rate Instruments	X	X	X	X	X	X	X	X	X
Inverse Floating Rate Obligations	X	X	X	X	X	X	X	X	X
Zero Coupon and Pay-in-Kind Securities	X	X	X	X	X	X	X	X	X
Premium Securities	X	X	X	X	X	X	X	X	X
Participation Notes	X	X	X	X	X	X	X	X	X
Investment Techniques:
Forward Commitments, When-Issued and Delayed Securities	X	X	X	X	X	X	X	X	X
Borrowing	X	X	X	X	X	X	X	X	X
Lending Portfolio Securities
Repurchase Agreements	X	X	X	X	X	X	X	X	X
Restricted and Illiquid Securities	X	X	X	X	X	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X	X	X	X	X	X
Standby Commitments
Derivatives:
Swap Agreements	X	X	X					X
Interest Rate Locks	X	X	X	X	X	X	X	X	X
Options	X	X	X	X	X	X	X	X	X
Warrants
Rights
Futures Contracts	X	X	X	X	X	X	X	X	X
Forward Currency Contracts

	ICS	MSY	PIA	VKL	VIM	IQN	VMV	VOQ	VTJ
Debt Investments:
U.S. Government Obligations	X	X	X	X	X	X	X	X	X
Temporary Investments	X	X	X	X	X	X	X	X	X
Collateralized Debt Obligations (CDOs)
Collateralized Loan Obligations (CLOs)
Credit Linked Notes (CLNs)
Bank Instruments	X	X	X	X	X	X	X	X	X
Commercial Instruments	X	X		X	X		X	X	X
Synthetic Municipal Instruments	X		X	X	X	X	X	X	X

	ICS	MSY	PIA	VKL	VIM	IQN	VMV	VOQ	VTJ
Municipal Securities	X		X	X	X	X	X	X	X
Municipal Lease Obligations	X		X	X	X	X	X	X	X
Investment Grade Debt Obligations	X	X	X	X	X	X	X	X	X
Non-Investment Grade Debt Obligations (Junk Bonds)	X	X	X	X	X	X	X	X	X
Loans, Loan Participations and Assignments		X
Public Bank Loans		X
Structured Notes and Indexed Securities
U.S. Corporate Debt Obligations		X
Equity Investments:
Common Stock		X
Preferred Stock		X
Convertible Securities		X
Foreign Investments:
Foreign Securities		X
Foreign Government Obligations		X
Foreign Exchange Transactions
Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers		X
Other Investments:
Exchange-Traded Funds (ETFs)
Other Investment Companies	X	X	X	X	X	X	X	X	X
Limited Partnerships		X
Defaulted Securities		X
Municipal Forward Contracts	X		X	X	X	X	X	X	X
Variable or Floating Rate Instruments	X		X	X	X	X	X	X	X
Inverse Floating Rate Obligations	X		X	X	X	X	X	X	X
Zero Coupon and Pay-in-Kind Securities	X	X	X	X	X	X	X	X	X
Premium Securities	X		X	X	X	X	X	X	X
Participation Notes	X		X	X	X	X	X	X	X
Investment Techniques:
Forward Commitments, When-Issued and Delayed Securities	X	X	X	X	X	X	X	X	X
Borrowing	X	X	X	X	X	X	X	X	X
Lending Portfolio Securities
Repurchase Agreements	X		X	X	X	X	X	X	X
Restricted and Illiquid Securities	X	X	X	X	X	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X	X	X	X	X	X
Standby Commitments		X
Derivatives:
Swap Agreements	X			X	X		X	X	X
Interest Rate Locks	X		X	X	X	X	X	X	X
Options	X	X	X	X	X	X	X	X	X
Warrants		X
Rights		X
Futures Contracts	X	X	X	X	X	X	X	X	X
Forward Currency Contracts		X

Debt Investments
     U.S. Government Obligations. U.S. Government obligations are obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and include, among other obligations, bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations.
     U.S. Government obligations may be (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has recently provided financial support to Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of Fannie Mae, Freddie Mac and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest.
     Temporary Investments. A Fund may invest a portion of its assets in money market funds (including affiliated money market funds affiliated with Invesco) and in the types of money market instruments in which money market funds would invest or other short-term U.S. Government securities for cash management purposes. The Fund may invest up to 100% of its assets in investments that may be inconsistent with the Fund’s principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or other atypical circumstances. As a result, the Fund may not achieve its investment objective.
     Collateralized Debt Obligations (“CDOs”). A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO’s securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk.
     Collateralized Loan Obligations (“CLOs”). CLOs are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, a Fund may invest in CLOs that are subordinate to other classes , values may be volatile, and disputes with the issuer may produce unexpected investment results.
     Credit Linked Notes (“CLNs”). A CLN is a security with an embedded credit default swap allowing the issuer to transfer a specific credit risk to credit investors.
     CLNs are created through a Special Purpose Company (“SPC”), or trust, which is collateralized with AAA-rated securities. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. In return for these risks, the CLN holder receives a higher yield. The Fund bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. As with most derivative instruments, valuation of a CLN may be difficult due to the complexity of the security.
     Bank Instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposits, time deposits, and banker’s acceptances from U.S. or foreign banks as well as Eurodollar certificates of deposit (“Eurodollar CDs”) and Eurodollar time deposits (“Eurodollar time deposits”) of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.
     An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Securities.
     Commercial Instruments. Commercial instruments include commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars or foreign currencies.
     Commercial instruments are a type of instrument issued by large banks and corporations to raise money to meet their short term debt obligations, and are only backed by the issuing bank or corporation’s promise to pay the face amount on the maturity date specified on the note. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Funds. The interest rate on a master note may fluctuate based on changes in specified interest rates or may be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to any applicable restrictions on investment in illiquid securities. Commercial instruments may not be registered with the U.S. Securities and Exchange Commission (“SEC”).
     Synthetic Municipal Instruments. Synthetic municipal instruments are instruments, the value of and return on which are derived from underlying securities. Synthetic municipal instruments include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (“Underlying Bonds”), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.
     Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
     The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.
     Municipal Securities. Municipal securities generally include, among other things, debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.
     The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be municipal securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on municipal securities may give rise to a federal alternative minimum tax (AMT) liability and may have other collateral federal income tax consequences. There is a risk that some or all of the interest received by the Fund from tax-exempt municipal securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service (“IRS”). See “Tax Matters – Taxation of Fund Distributions (Tax-Free Funds).”
     The two major classifications of municipal securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.
     Municipal securities also include the following securities, among others:
•	Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

•	Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

•	Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

•	Tax-Exempt Commercial Paper (“Municipal Paper”) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.
     Certain Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying municipal securities.
     After purchase by a Fund, an issue of municipal securities may cease to be rated by Moody’s Investors Service, Inc. (“Moody’s”) or Standard and Poor’s Financial Services LLC, a subsidiary of the McGraw-Hill Companies, Inc. (“S&P”), or another nationally recognized statistical rating organization (“NRSRO”), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require the Fund to dispose of the security.

     The Funds may invest in municipal securities that are insured by financial insurance companies. Such insurance guarantees that interest payments on a bond will be made on time and that principal will be repaid when the bond matures. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded. Insurance does not protect the Fund against losses caused by declines in a bond’s value due to a change in market conditions. Since a limited number of entities provide such insurance, a Fund may invest more than 25% of its assets in securities insured by the same insurance company. If a Fund invests in municipal securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect share price.
     Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.
     The yields on municipal securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the municipal securities market, size of a particular offering, and maturity and rating of the obligation. Because many municipal securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the municipal securities held by a Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a municipal security, the market value of such municipal security will generally decrease. Conversely, if yields decrease, the market value of a municipal security will generally increase.
     Municipal Lease Obligations. Municipal lease obligations, a type of municipal security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes.
     Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to any applicable percentage limitations for investments in illiquid securities and the risks of holding illiquid securities.
     For a discussion of the state-specific investment considerations regarding various states in which certain Funds invest a substantial portion of their assets, see Appendix A to this SAI, “Special State-Specific Investment Considerations.”
     Investment Grade Debt Obligations. Debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. They may be U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies.
     These obligations must meet minimum ratings criteria set forth for the Fund as described in its prospectus or, if unrated, be of comparable quality. Bonds rated Baa3 or higher by Moody’s and/or BBB or higher by S&P or

Fitch Ratings, Ltd. are typically considered investment grade debt obligations. The description of debt securities ratings may be found in Appendix B to this SAI.
     In choosing corporate debt securities on behalf of a Fund, portfolio managers may consider:
(i)	general economic and financial conditions;
(ii)	the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and
(iii)	other considerations deemed appropriate.
     Debt securities are subject to a variety of risks, such as interest rate risk, income risk, prepayment risk, inflation risk, credit risk, currency risk and default risk.
     Non-Investment Grade Debt Obligations (“Junk Bonds”). Bonds rated Ba or below by Moody’s and/or BB or below by S&P or Fitch Ratings, Ltd. are typically considered non-investment grade or “junk bonds.” Analysis of the creditworthiness of junk bond issuers is more complex than that of investment-grade issuers and the success of the Adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment-grade bonds. Description of debt securities ratings are found in Appendix B to this SAI.
     The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often issued by smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer’s other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and a Fund may have difficulty selling certain junk bonds at the desired time and price. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could cause large fluctuations in the net asset value of that Fund’s shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.
     Loans, Loan Participations and Assignments. Loans and loan participations are interests in amounts owed by a corporate, governmental or other borrowers to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
     When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.

     Investments in loans, loan participations and assignments present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. The Fund anticipates that loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan at a price that is acceptable or to even obtain pricing information. In addition, some loans, loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.
     Public Bank Loans. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public loans are made by banks or other financial institutions, and may be rated investment grade (Baa or higher by Moody’s, BBB or higher by S&P) or below investment grade (below Baa by Moody’s or below BBB by S&P). However, public bank loans are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company’s capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.
     Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, a Fund becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to any applicable restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
     Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to a Fund, a reduction in the value of the loan, and a potential decrease in the Fund’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.
     Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Indexed securities may include structured notes and other securities wherein the interest rate or principal are determined by a reference instrument.
     Most structured notes and indexed securities are fixed income securities that have maturities of three years or less. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the indexed security. Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.
     Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note or indexed security’s issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments.

Further, in the case of certain structured notes or indexed securities in which the interest rate, or exchange rate in the case of currency, is linked to a referenced instrument, the rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to the Fund.
     U.S. Corporate Debt Obligations. Corporate debt obligations are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial Paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to any applicable restrictions on investment in illiquid securities.
Equity Investments
     Common Stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. A Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.
     The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
     Preferred Stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company’s earnings. Preferred stock also generally has a preference over common stock on the distribution of a company’s assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company’s assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company’s debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
     Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.
     Convertible Securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.
     A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer’s balance sheet. To the extent that a Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.
     Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.
     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.
     If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
     While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating and investment limitation purposes.
     Enhanced Convertible Securities. “Enhanced” convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date. Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names. Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock. Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock. Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.
Foreign Investments
     Foreign Securities. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), or other securities representing underlying securities of foreign issuers (foreign securities). ADRs are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. ADRs are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. EDRs are similar to ADRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs and EDRs entitle the holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs or EDRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs or EDRs that are “sponsored” means that the foreign corporation whose shares are represented by the ADR or EDR is actively involved in the issuance of the ADR or EDR, and generally provides material information about the corporation to the U.S. market. An “unsponsored” ADR or EDR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR or EDR may not reflect important facts known only to the foreign company.
     Foreign debt securities include corporate debt securities of foreign issuers, certain foreign bank obligations (see “Debt Investments – Bank Instruments”) and U.S. dollar or foreign currency denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities (see “Foreign Investments – Foreign Government Obligations”), international agencies and supranational entities.
     A Fund considers various factors when determining whether a company is in a particular country, including whether: (1) it is organized under the laws of a country; (2) it has a principal office in a country; (3) it derives 50% or more of its total revenues from businesses in a country; and/or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a particular country.
     Investments by a Fund in foreign securities, including ADRs and EDRs, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below in addition to those accompanying an investment in issuers in the United States.
     Currency Risk. The value in U.S. dollars of any non-dollar-denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.
     Political and Economic Risk. The economies of many countries in which the Funds may invest may not be as developed as the United States’ economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.
     Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.

     There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems it may result in temporary periods when a portion of the Fund’s assets are uninvested and could cause the Fund to miss attractive investment opportunities or a potential liability to the Fund arising out of the Fund’s inability to fulfill a contract to sell such securities.
     Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially less trading volume than the U.S. markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, which may make it more difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.
     Risks of Developing/Emerging Market Countries. A Fund may invest in securities of companies located in developing/emerging market countries. Developing/emerging market countries are those countries in the world other than developed countries of the European Union, the United States of America, Canada, Japan, Australia, New Zealand, Norway, Switzerland, Hong Kong and Singapore. Developed countries of the European Union are Austria, Belgium, Cyprus, Czech Republic, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia, Spain, Sweden and United Kingdom.
     Investments in developing and emerging market countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally, and may include the following risks:
          i. Restriction, to varying degrees, on foreign investment in stocks;
          ii. Repatriation of investment income, capital, and the proceeds of sales in foreign countries may require foreign governmental registration and/or approval;
          iii. Greater risk of fluctuation in value of foreign investments due to changes in currency exchange rates, currency control regulations or currency devaluation;
          iv. Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of certain developing and emerging market countries;
          v. Many of the developing and emerging market countries’ securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility; and
          vi. There is a risk in developing and emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.
     Foreign Government Obligations. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above under Foreign Securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds.”
     Foreign Exchange Transactions. A Fund that may invest in foreign currency-denominated securities has the authority to purchase and sell foreign currency options, foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (i.e., for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (referred to also as forward contracts; see also “Derivatives – Forward Currency Contracts”). Because forward contracts are privately negotiated transactions, there can be no assurance that a counterparty will honor its obligations.
     The Funds will incur any costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion. In addition, dealers may realize a profit based on the difference between the prices at which they buy and sell various currencies in the spot and forward markets.
     A Fund will generally engage in these transactions in order to complete a purchase or sale of foreign currency denominated securities The Funds may also use foreign currency options and forward contracts to increase or reduce exposure to a foreign currency or to shift exposure from one foreign currency to another in a cross currency hedge. Forward contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies; however, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Certain Funds may also engage in foreign exchange transactions, such as forward contracts, for non-hedging purposes to enhance returns. Open positions in forward contracts used for non-hedging purposes will be covered by the segregation of a sufficient amount of liquid assets.
     A Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in connection with currency futures or forward contracts. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars. The uses and risks of currency futures are similar to those of futures relating to securities or indices (see also “Derivatives – Futures Contracts”). Currency futures values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the Fund’s investments.
     Whether or not any hedging strategy will be successful is highly uncertain, and use of hedging strategies may leave a Fund in a less advantageous position than if a hedge had not been established. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Invesco’s or the Sub-Advisers’ predictions regarding the movement of foreign currency or securities markets prove inaccurate.
     Certain Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Foreign exchange transactions may involve some of the risks of investments in foreign securities. For a discussion of tax considerations relating to foreign currency transactions, see “Tax Matters – Tax Treatment of Portfolio Transactions – Foreign currency transactions.”
     Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers. Floating rate loans are made to and floating rate debt securities are issued by non-U.S. borrowers. Such loans and securities may be U.S. dollar-denominated or otherwise provide for payment in U.S. dollars or may be denominated in foreign currencies. The borrower will meet the credit quality standards established by Invesco and the Sub-Advisers for U.S. borrowers. The Funds similarly may invest in floating rate loans and floating rate debt securities made to U.S. borrowers with significant non-U.S. dollar-denominated revenues. In some cases where the floating rate loans or floating rate debt securities are not denominated in U.S. dollars, provisions may be made for payments to the lenders, including the Funds, in U.S. dollars pursuant to foreign currency swaps.

Other Investments
     Exchange-Traded Funds (“ETFs”). Most ETFs are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as investment companies. Therefore, a Fund’s purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed under “Other Investments – Other Investment Companies.” ETFs have management fees, which increase their cost. Each Fund may invest in ETFs advised by unaffiliated advisers as well as ETFs advised by Invesco PowerShares Capital Management LLC (“PowerShares”). Invesco, the Sub-Advisers and PowerShares are affiliates of each other as they are all indirect wholly-owned subsidiaries of Invesco Ltd.
     ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the price and/or yield of (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency. The performance results of ETFs will not replicate exactly the performance of the pertinent index, basket, commodity or currency due to transaction and other expenses, including fees to service providers, borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index or basket or price of a commodity or currency. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.
     Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
     Other Investment Companies. A Fund may purchase shares of other investment companies, including ETFs. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. For example, under certain conditions, a fund may acquire an unlimited amount of shares of mutual funds that are part of the same group of investment companies as the acquiring fund. In addition, these restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the “Affiliated Money Market Funds”).
     When a Fund purchases shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
     Limited Partnerships. A limited partnership interest entitles the Fund to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, the Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership.
     Defaulted Securities. Defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in defaulted securities, the Fund may be required to participate in legal proceedings or take possession of and manage assets securing the issuer’s obligations on the defaulted securities. This could increase the Fund’s operating expenses and adversely affect its net asset value. Risks in defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer. Any investments by the Fund in defaulted securities will also be considered illiquid securities subject to any applicable restrictions on investment in illiquid securities, unless Invesco and/or the Sub-Advisers determine that such defaulted securities are liquid under guidelines adopted by the Fund’s Board of Trustees (“Board”).
     Municipal Forward Contracts. A municipal forward contract is a municipal security which is purchased on a when-issued basis with longer-than-standard settlement dates, in some cases taking place up to five years from the date of purchase. The buyer, in this case the Fund, will execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash to meet that forward commitment.
     Municipal forward contracts typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period and failure of the issuer to complete various steps required to issue the bonds.
     Variable or Floating Rate Instruments. Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing a Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the Funds. For some Funds, the Fund’s Adviser, or Sub-Adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.
     Inverse Floating Rate Obligations. The inverse floating rate obligations in which the Fund may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the Fund may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short term obligation, if the short-term rate is lower than the fixed rate or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.
     Zero Coupon and Pay-in-Kind Securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that traditionally provide periodic payments of interest (referred to as a coupon payment). Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity.

The difference between the purchase price and the amount paid at maturity represents “original issue discount” on the security.
     Premium Securities. Premium securities are securities bearing coupon rates higher than the then prevailing market rates.
     Premium securities are typically purchased at a “premium,” in other words, at a price greater than the principal amount payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of premium securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. However, the yield on these securities would remain at the current market rate. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss of principal if it holds such securities to maturity.
     Participation Notes. Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign company or foreign securities market that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities market that they seek to replicate. Participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuer of the underlying assets.
Investment Techniques
     Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued or delayed delivery basis means that delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments also include “To Be Announced” (“TBA”) mortgage-backed securities, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. A Fund may also enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, a Fund may sell these securities or its commitment before the settlement date if deemed advisable.
     When purchasing a security on a forward commitment, when-issued or delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
     Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the forward commitment, when-issued or delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement.
     Borrowing. The Funds may borrow money to the extent permitted under their respective fundamental and non-fundamental investment policies and restrictions. Such borrowings may be utilized: (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.
     The Funds may borrow from a bank or broker-dealer. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets or when any borrowings from a Fund are outstanding.
     Lending Portfolio Securities. A Fund may lend its portfolio securities (principally to broker-dealers) to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. A Fund will loan its securities only to parties that Invesco has determined are in good standing and when, in Invesco’s judgment, the income earned would justify the risks.
     A Fund will not have the right to vote securities while they are on loan, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.
     If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.
     Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in short-term money market instruments or funds. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral.
     For a discussion of tax considerations relating to lending portfolio securities, see “Tax Matters – Tax Treatment of Portfolio Transactions – Securities lending.”
     Repurchase Agreements. A Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund’s holding period. A Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements may be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.
     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.
     The Funds may invest their cash balances in joint accounts with other Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.
     Restricted and Illiquid Securities. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) over-the-counter (“OTC”) options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act; and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws.
     Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling illiquid securities may result in a loss or be costly to the Fund.
     If a substantial market develops for a restricted security or other illiquid investment held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Board. While Invesco monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for Invesco’s liquidity determinations. Invesco considers various factors when determining whether a security is liquid, including the frequency of trades, availability of quotations and number of dealers or qualified institutional buyers in the market.
     Reverse Repurchase Agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.
     Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.
     Standby Commitments. Certain Funds may acquire securities that are subject to standby commitments from banks or other municipal securities dealers.
     Under a standby commitment, a bank or dealer would agree to purchase, at the Fund’s option, specified securities at a specified price. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments depend upon the issuer’s ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used for this purpose, Invesco reviews the creditworthiness of the banks and other municipal securities dealers from which the Funds obtain standby commitments in order to evaluate those risks.
Derivatives
     The following discussion regarding derivatives is qualified by each Fund’s investment policies and restrictions discussed in the “Investment Policies and Restrictions” section of this SAI and in Appendix C to this SAI, “Strategic Transactions; Options and Futures.” A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices, referred to as an “underlying reference.” These underlying references may include commodities, stocks, bonds, interest rates, currency exchange rates or related indices. Derivatives include swaps, options, warrants, futures and forward currency contracts. Some derivatives, such as futures and certain options, are traded on U.S. commodity or securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the OTC market.
     Derivatives may be used for “hedging,” which means that they may be used when the portfolio manager seeks to protect the Fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivatives may also be used when the portfolio manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the characteristics of the Fund’s portfolio investments, for example, duration, and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon the portfolio manager’s ability to predict and understand relevant market movements.
     Because certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and the Fund could lose more than it invested, federal securities laws, regulations and guidance may require the Fund to earmark assets to reduce the risks associated with derivatives or to otherwise hold instruments that offset the Fund’s obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value sufficient to cover its obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.
     General risks associated with derivatives:
     The use by the Funds of derivatives may involve certain risks, as described below.
     Counterparty Risk: OTC derivatives are generally governed by a single master agreement for each counterparty. Counterparty risk refers to the risk that the counterparty under the agreement will not live up to its obligations. An agreement may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation; therefore, a Fund might need to rely on contractual remedies to satisfy the counterparty’s full obligation. As with any contractual remedy, there is no guarantee that a Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. The agreement may allow for netting of the counterparty’s obligations on specific transactions, in which case a Fund’s obligation or right will be the net amount owed to or by the counterparty. The Fund will not enter into a derivative transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Invesco monitors the financial stability of counterparties. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor instead of the counterparty.
     A Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the agreements with that counterparty would exceed 5% of the Fund’s net assets determined on the date the transaction is entered into.
     Leverage Risk: Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. A Fund mitigates leverage by segregating or earmarking assets or otherwise covers transactions that may give rise to leverage.
     Liquidity Risk: The risk that a particular derivative is difficult to sell or liquidate. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.
     Pricing Risk: The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding underlying instruments.
     Regulatory Risk: The risk that a change in laws or regulations will materially impact a security or market.
     Tax Risks: For a discussion of the tax considerations relating to derivative transactions, see “Tax Matters – Tax Treatment of Portfolio Transactions.”
     General risks of hedging strategies using derivatives:
     The use by the Funds of hedging strategies involves special considerations and risks, as described below.
     Successful use of hedging transactions depends upon Invesco’s and the Sub-Advisers’ ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of derivatives for hedging, there can be no assurance that any particular hedging strategy will succeed.
     In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.
     Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.
     Types of derivatives:
     Swap Agreements. Generally, swap agreements are contracts between a Fund and a brokerage firm, bank, or other financial institution (the counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in returns) earned or realized on a particular asset such as an equity or debt security, commodity, currency or interest rate, calculated with respect to a “notional amount.” The notional amount is the set amount selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or a “basket” of securities representing a particular index. In some cases, such as cross currency swaps, the swap agreement may require delivery (exchange) of the entire notional value of one designated currency for another designated currency.
     Numerous proposals have been made by various regulatory entities and rulemaking bodies to regulate the OTC derivatives markets, including, specifically, credit default swaps. The Fund cannot predict the outcome or final form of any of these proposals or if or when any of them would become effective. However, any additional regulation or limitation on the OTC markets for derivatives could materially and adversely impact the ability of the Fund to buy or sell OTC derivatives, including credit default swaps.
     Commonly used swap agreements include:
     Credit Default Swaps (“CDS”). An agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay or bankruptcy of the issuer on a referenced debt obligation. CDS transactions are typically individually negotiated and structured. A Fund may enter into CDS to create long or short exposure to domestic or foreign corporate debt securities, sovereign debt securities or municipal securities.
     A Fund may buy a CDS (buy credit protection). In this transaction the Fund makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a referenced debt obligation (the “Reference Obligation”). If a credit event occurs for the Reference Obligation, the Fund would cease making premium payments and it would deliver defaulted bonds to the seller. In return, the seller would pay the notional value of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller for the life of the contract, and no other exchange occurs.
     Alternatively, a Fund may sell a CDS (sell credit protection). In this transaction the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the Reference Obligation. If a credit event occurs for the Reference Obligation, the buyer would cease to make premium payments to the Fund and deliver the Reference Obligation to the Fund. In return, the Fund would pay the notional value of the Reference Obligation to the buyer. Alternatively, the two counterparties may agree to cash settlement in which the Fund would pay the buyer the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the contract, and no other exchange occurs.
     Credit Default Index (“CDX”). A CDX is an index of CDS. CDX allow an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS or commercial mortgage-backed securities (“CMBS”)) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX are issued on a regular basis. A Commercial Mortgage-Backed Index (“CMBX”) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities rather than CDS. Unlike other CDX contracts where credit events are intended to capture an event of default CMBX involves a pay-as-you-go (“PAUG”) settlement process designed to capture non-default events that affect the cash flow of the reference obligation. PAUG involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities.
     Currency Swap. An agreement between two parties pursuant to which the parties exchange a U.S. dollar-denominated payment for a payment denominated in a different currency.

     Interest Rate Swap. An agreement between two parties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other words, Party A agrees to pay Party B a fixed interest rate and in return Party B agrees to pay Party A a variable interest rate.
     Total Return Swap. An agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.
     Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.
     Interest Rate Locks. An interest rate lock is a hedging agreement in which the parties lock in an interest rate at a future maturity date. A cash settlement payment on that date that reflects changes in agreed upon interest rates. This settlement payment is designed to offset changes in the cost of borrowing for the hedged bond transaction. An interest rate lock may be terminated prior to its stated maturity date by calculating the payment due as of the termination date.
     Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option at the exercise price during the term of the option (for American style options or on a specified date for European style options), the security, currency or other instrument underlying the option (or in the case of an index option the cash value of the index). Options on a CDS or a Futures Contract (defined below) give the purchaser the right to enter into a CDS or assume a position in a Futures Contract.
     The Funds may engage in certain strategies involving options to attempt to manage the risk of their investments or, in certain circumstances, for investment (i.e., as a substitute for investing in securities). Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund’s net asset value being more sensitive to changes in the value of the option.
     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
     A Fund may effectively terminate its right or obligation under an option by entering into an offsetting closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.
     Options may be either listed on an exchange or traded in OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time; therefore the Fund may be required to treat some or all OTC options as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it , there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to exercise or expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     Types of Options:
     Put Options on Securities. A put option gives the purchaser the right to sell, to the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option for American style options or on a specified date for European style options, regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency for the exercise price.
     Call Options on Securities. A call option gives the purchaser the right to buy, from the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option for the exercise price.
     Index Options. Index options (or options on securities indices) give the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the “multiplier”), which determines the total dollar value for each point of such difference.
     The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears the risk that the value of the securities held will not be perfectly correlated with the value of the index.
     CDS Option. A CDS option transaction gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.
     Options on Futures Contracts. Options on Futures Contracts give the holder the right to assume a position in a Futures Contract (to buy the Futures Contract if the option is a call and to sell the Futures Contract if the option is a put) at a specified exercise price at any time during the period of the option.
     Swaptions. An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
     Option Techniques:
     Writing Options. A Fund may write options to generate additional income and to seek to hedge its portfolio against market or exchange rate movements. As the writer of an option, the Fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the Fund of exercise at any time prior to the expiration of the option (for American style options). In general, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.

     A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.
     In return for the premium received for writing a call option on a security the Fund holds, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.
     If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency, held by the Fund during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.
     Purchasing Options. A Fund may only purchase a put option on an underlying security, contract or currency owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency held by the Fund; or purchase put options on underlying securities, contracts or currencies against which it has written other put options. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.
     A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio, or on underlying securities, contracts or currencies against which it has written other call options. The Fund is not required to own the underlying security in order to purchase a call option. If the Fund does not own the underlying position, the purchase of a call option would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds a call option, rather than the underlying security, contract or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.
     Straddles/Spreads/Collars.
     Spread and straddle options transactions. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.
     Option Collars. A Fund also may use option “collars.” A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.
     Warrants. A warrant gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and is similar to a call option. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. Young, unseasoned companies often issue warrants to finance their operations.
     Rights. Rights are equity securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Fund that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.
     Futures Contracts. A “Futures Contract” is a two-party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of certain futures such as an index future or Eurodollar Future) for a specified price at a designated date, time and place (collectively, Futures Contracts). A “sale” of a Futures Contract means the acquisition of a contractual obligation to deliver the underlying instrument or asset called for by the contract at a specified price on a specified date. A “purchase” of a Futures Contract means the acquisition of a contractual obligation to acquire the underlying instrument or asset called for by the contract at a specified price on a specified date.
     The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission (“CFTC”). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the act.
     However, in February 2012, the Commodity Futures Trading Commission (“CFTC”) announced regulatory amendments to the provisions that permitted the Funds to claim an exclusion from the definition of commodity pool operator. As amended, the CFTC rules would subject a registered investment company’s investment adviser to regulation by the CFTC if the registered investment company’s investments in commodity futures, commodity options, or swaps exceed prescribed limits, or if the registered investment company markets itself as trading in or otherwise providing investment exposure to commodity interests or swaps markets. Upon the effectiveness of these regulatory amendments, an investment adviser to a Fund that invests in commodity futures, commodity options or swaps may become subject to CFTC regulation and may be required to comply with disclosure and operations requirements of CFTC and self-regulatory organization regulations. Compliance with these additional requirements would likely result in increased Fund expenses. Alternatively, a Fund may need to revise its investment strategies with respect to its investments in commodity futures, commodity options, or swaps in order to avoid being subject to CFTC regulation, which could deprive the Fund of the investment benefits that the use of commodity interests and related instruments may provide.
     Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding. “Margin” for a Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered (“initial margin”) is intended to ensure the Fund’s performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.
     Subsequent payments, called “variation margin,” received from or paid to the futures commission merchant through which a Fund enters into the Futures Contract will be made on a daily basis as the futures price fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market. When the Futures

Contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the futures commission merchant along with any amount in excess of the margin amount; if the Fund has a loss of less than the margin amount, the difference is returned to the Fund; or if the Fund has a gain, the margin amount is paid to the Fund and the futures commission merchant pays the Fund any excess gain over the margin amount.
     Closing out an open Futures Contract is affected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.
     In addition, if a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.
     Types of Futures Contracts:
     Currency Futures. A currency Futures Contract is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency Futures Contracts may be highly volatile and thus result in substantial gains or losses to the Fund.
     Index Futures. A stock index Futures Contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the date specified in the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made.
     Interest Rate Futures. An interest-rate Futures Contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate Futures Contracts are U.S. Treasury futures and Eurodollar Futures Contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for Eurodollar futures is the London Interbank Offered Rate (“LIBOR”) which is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market.
     Security Futures. A security Futures Contract is an exchange-traded contract to purchase or sell, in the future, a specified quantity of a security (other than a Treasury security, or a narrow-based securities index) at a certain price.
     Forward Currency Contracts. A forward currency contract is an over-the-counter contract between two parties to buy or sell a particular currency at a specified price at a future date. The parties may exchange currency at the maturity of the forward currency contract, or if the parties agree prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting amount of currency. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges.
     A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.
     The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Investment Policies and Restrictions
     Each Fund is subject to the following restrictions that are “fundamental,” which means that they may not be changed without shareholder approval, as provided under the 1940 Act. This section describes such investment restrictions and policies for each Fund. Capitalized terms not otherwise defined herein are used as defined in the Fund’s original prospectus, as amended. References in a Fund’s fundamental policies and restrictions to the “Prospectus” or “above” sections should be read as references to the Fund’s original prospectus, as amended.
Invesco Value Municipal Income Trust (IIM)
     For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
     The Fund may not:
1.	As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.

2.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.

3.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

4.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

5.	Borrow money, except that the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

6.	Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the

Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
7.	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

8.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

9.	Invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
Invesco Value Municipal Bond Trust (IMC)
     For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
     The Fund may not:
1.	Invest more than 5% of the value of its total assets in the securities of any one issuer. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.

2.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.

3.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

4.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
5.	Borrow money, except that the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

6.	Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

7.	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

8.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

9.	Invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.
Invesco Value Municipal Securities (IMS)
     For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
     The Fund may not:
1.	Invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption order relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

2.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
3.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

4.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

5.	Borrow money, except the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulation promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

6.	Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

7.	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time.

8.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
Invesco Value Municipal Trust (IMT)
     For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
     The Fund may not:
1.	Invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Act, as amended from time to time.
2.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
3.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

4.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Act, as amended from time to time.

5.	Borrow money, except the Fund may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Act, as amended from time to time.

6.	Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Act, as amended from time to time.

7.	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Act, as amended from time to time.

8.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
Invesco Municipal Income Opportunities Trust (OIA)
     For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
     The Fund may not:
1.	Invest more than 5% of the value of its total assets in the securities of any one issuer, except that this limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.

2.	Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest, by the United States Government, its agencies or instrumentalities).

3.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.

4.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities.

5.	Invest in common stock.

6.	Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Adviser or Administrator owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

7.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

8.	Purchase or sell commodities except that the Fund may purchase or sell financial futures contracts and related options thereon.

9.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

10.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.

11.	Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

12.	Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time).

13.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 12. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.

14.	Issue senior securities as defined in the Act, except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities. In interpreting this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security.
15.	Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements (provided that no more than 10% of the Fund’s total assets will be invested in repurchase agreements that do not mature within seven days); and (c) by lending its portfolio securities (provided that the Fund may not lend its portfolio securities in excess of 25% of its total assets).

16.	Make short sales of securities.

17.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

18.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

19.	Invest for the purpose of exercising control or management of any other issuer.

20.	Invest over 10% of its total assets in restricted securities.
Invesco Municipal Income Opportunities Trust II (OIB)
     For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
     The Fund may not:
1.	Invest more than 5% of the value of its total assets in the securities of any one issuer, except that this limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.

2.	Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest, by the United States Government, its agencies or instrumentalities).

3.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.

4.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities.

5.	Invest in common stock.

6.	Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Adviser or administrator owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

7.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

8.	Purchase or sell commodities except that the Fund may purchase or sell financial futures contracts and related options thereon.

9.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

10.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.

11.	Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commission, is involved and only if immediately thereafter not more than (i) 5% of the Fund’s total assets, taken at market value, would be invested in any one such company and (ii) 10% of the Fund’s total assets, taken at market value, would be invested in such securities.

12.	Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time).

13.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 12. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.

14.	Issue senior securities as defined in the Act, except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities. In interpreting this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security.

15.	Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements (provided that no more than 10% of the Fund’s total assets will be invested in repurchase agreements that do not mature within seven days); and (c) by lending its portfolio securities (provided that the Fund may not lend its portfolio securities in excess of 25% of its total assets).

16.	Make short sales of securities.

17.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

18.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

19.	Invest for the purpose of exercising control or management of any other issuer.

20.	Invest over 10% of its total assets in restricted securities.
Invesco Municipal Income Opportunities Trust III (OIC)
     For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
     The Fund may not:
1.	Invest more than 5% of the value of its total assets in the securities of any one issuer, except that this limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.

2.	Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest, by the United States Government, its agencies or instrumentalities).

3.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.

4.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities.

5.	Invest in common stock.

6.	Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Adviser or administrator owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

7.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

8.	Purchase or sell commodities except that the Fund may purchase or sell financial futures contracts and related options thereon.

9.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

10.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.

11.	Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commission, is involved and only if immediately thereafter not more than (i) 5% of the Fund’s total assets, taken at market value, would be invested in any one such company and (ii) 10% of the Fund’s total assets, taken at market value, would be invested in such securities.

12.	Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time).

13.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 12. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.

14.	Issue senior securities as defined in the Act, except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities. In interpreting this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security.

15.	Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements (provided that no more than 10% of the Fund’s total assets will be invested in repurchase agreements that do not mature within seven days); and (c) by lending its portfolio securities (provided that the Fund may not lend its portfolio securities in excess of 25% of its total assets).

16.	Make short sales of securities.

17.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

18.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

19.	Invest for the purpose of exercising control or management of any other issuer.

20.	Invest over 10% of its total assets in restricted securities.
Invesco Quality Municipal Income Trust (IQI)
     For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
     The Fund may not:
1.	Issue any senior securities (as defined in the 1940 Act) other than Preferred Shares of beneficial interest (in accordance with the terms of this Prospectus and the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restriction 3 below; or (e) lending portfolio securities. For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security.

2.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities, or write puts, calls or combinations of both, except for options on futures contracts and options on debt securities.

3.	Borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time, including the Preferred Shares).

4.	Engage in the underwriting of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of certain federal securities laws.

5.	Invest more than 25% of the market value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single-family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.

6.	Purchase real estate or interests in real estate except that the Fund may purchase securities secured by real estate or interests therein. The Fund is not prohibited from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

7.	Invest in commodities or commodity contracts, except the Fund may purchase financial futures contracts and related options and options on debt securities.

8.	Make loans except (a) by the purchase of debt securities in which the Fund may invest consistent with its investment objective and policies, (b) by investment in repurchase agreements, and (c) by lending its portfolio securities.

9.	Invest in companies for the purpose of exercising control or management.

10.	Make short sales of securities.

11.	Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Adviser or Administrator owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

12.	Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, or by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commissions, is involved and only if immediately thereafter not more than (i) 5% of the Fund’s total assets, taken at market value, would be invested in any one such company and (ii) 10% of the Fund’s total assets would be invested in such securities.

13.	Invest more than 5% of the value of its total assets in securities of any one issuer, except that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.

14.	Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities).

15.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the U.S. Government, its agencies or instrumentalities.

16.	Invest in common stock.

17.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

18.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in restriction 3 above. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.

19.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.
     “Municipal Obligations,” as used above, consist of municipal bonds, municipal notes and municipal commercial paper, as well as lease obligations, including such obligations purchased on a when-issued or delayed delivery basis.
Invesco Quality Municipal Investment Trust (IQT)
     For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
     The Fund may not:
1.	Issue any senior securities (as defined in the 1940 Act) other than Preferred Shares of beneficial interest (in accordance with the terms of this Prospectus and the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restriction 3 below; or (e) lending portfolio securities. For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security.
2.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities, or write puts, calls or combinations of both, except for options on futures contracts and options on debt securities.

3.	Borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time, including the Preferred Shares).

4.	Engage in the underwriting of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of certain federal securities laws.

5.	Invest more than 25% of the market value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single-family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.

6.	Purchase real estate or interests in real estate except that the Fund may purchase securities secured by real estate or interests therein. The Fund is not prohibited from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

7.	Invest in commodities or commodity contracts, except the Fund may purchase financial futures contracts and related options and options on debt securities.

8.	Make loans except (a) by the purchase of debt securities in which the Fund may invest consistent with its investment objective and policies, (b) by investment in repurchase agreements, and (c) by lending its portfolio securities.

9.	Invest in companies for the purpose of exercising control or management.

10.	Make short sales of securities.

11.	Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Adviser or Administrator owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

12.	Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, or by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commissions, is involved and only if immediately thereafter not more than (i) 5% of the Fund’s total assets, taken at market value, would be invested in any one such company and (ii) 10% of the Fund’s total assets would be invested in such securities.

13.	Invest more than 5% of the value of its total assets in securities of any one issuer, except that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.

14.	Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities).

15.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the U.S. Government, its agencies or instrumentalities.

16.	Invest in common stock.

17.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

18.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in restriction 3 above. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.

19.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.
     “Municipal Obligations,” as used above, consist of municipal bonds, municipal notes and municipal commercial paper, as well as lease obligations, including such obligations purchased on a when-issued or delayed delivery basis.
Invesco Quality Municipal Securities (IQM)
     For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
     The Fund may not:
1.	Invest more than 5% of the value of its total assets in the securities of any one issuer. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.

2.	Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities).

3.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single-family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.

4.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to obligation of the U.S. Government, its agencies or instrumentalities.

5.	Invest in common stock.

6.	Invest in securities of any issuer, other than securities of the Fund, if to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

7.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

8.	Purchase or sell commodities except that the Fund may purchase or sell financial futures contracts and related options thereon.

9.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

10.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.

11.	Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commissions, is involved and only if immediately thereafter not more than (i) 5% of the Fund’s total assets, taken at market value, would be invested in any one such company and (ii) 10% of the Fund’s total assets, taken at market value, would be invested in such securities.

12.	Borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time, including the Preferred Shares).

13.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in restriction 12. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.

14.	Issue senior securities (as defined in the 1940 Act) other than Preferred Shares of beneficial interest (in accordance with the terms of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities.

15.	Make loans of money or securities except: (a) by the purchase of debt securities in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements (provided that no more than 10% of the Fund’s total assets will be invested in repurchase agreements that do not mature within seven days); and (c) by lending its portfolio securities (provided that the Fund may not lend its portfolio securities in excess of 10% of its total assets).

16.	Make short sales of securities.

17.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

18.	Engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

19.	Invest for the purpose of exercising control or management of any other issuer.
     “Municipal Obligations,” as used above, consist of municipal bonds, municipal notes and municipal commercial paper, as well as lease obligations, including such obligations purchased on a when-issued or delayed delivery basis.
Invesco Van Kampen California Value Municipal Income Trust (VCV)
     If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy.
     The Fund may not:
1.	With respect to 75% of its total assets, purchase any securities (other than tax exempt obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund’s total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

2.	Invest more than 25% of its total assets in a single industry, however, as described above under “Principal Risks of Investing in the Fund- Market Segment Risk,” the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.

3.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (4) below or with respect to Strategic Transactions described in Appendix C to this SAI.

4.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets, including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing or a Strategic Transaction described in Appendix C to this SAI. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when-issued” and “delayed delivery” transactions.

5.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the securities owned by the Fund.

6.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with Strategic Transactions described in Appendix C to this SAI nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

7.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except in connection with Strategic Transactions described in Appendix C to this SAI.

8.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

9.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

10.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

11.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

12.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions described in Appendix C to this SAI, the Fund may engage in are considered to be commodities or commodities contracts.
     The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission and transaction expenses than a lower rate, which expenses must be borne by the Fund and its Common Shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
     As a matter of operating policy (which means it can be changed by the Fund’s Board of Trustees without Shareholder vote), the Fund will not invest 25% or more of its assets in a single industry; however, the Fund may from time to time invest 25% or more of its assets in a particular segment of the municipal securities market.
Invesco California Municipal Income Trust (IIC)
     If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
     The Fund may not:
1.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to municipal obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of municipal obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
2.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

3.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

4.	Borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

5.	Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

6.	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

7.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
Invesco California Quality Municipal Securities (IQC)
     If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. For purposes of the restrictions: (a) an “issuer’’ of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a ‘‘taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
     The Fund may not:
1.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations. For purposes of this investment restriction, “Municipal Obligations” consist of Municipal Bonds, Municipal Notes and Municipal Commercial Paper, including such obligations purchased on a when-issued or delayed delivery basis. “Municipal Bonds” and “Municipal Notes” are debt obligations of states, cities, counties, municipalities and state and local governmental agencies which generally have maturities, at the time of their issuance, of either one year or more (Bonds) or from six months to three years (Notes). “Municipal Commercial Paper,” as presently constituted, although issued under programs having a final maturity of more than one year, is generally short-term paper subject to periodic rate changes and maturities of less than one year selected at the holder’s option.
2.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities.

3.	Invest in common stock.

4.	Invest in securities of any issuer, other than securities of the Fund, if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

5.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

6.	Purchase or sell commodities except that the Fund may purchase or sell financial futures contracts and related options thereon.

7.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

8.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.

9.	Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commissions, is involved and only if immediately thereafter not more than (i) 5% of the Fund’s total assets, taken at market value, would be invested in any one such company and (ii) 10% of the Fund’s total assets, taken at market value, would be invested in such securities.

10.	Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time, including the Preferred Shares).

11.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 10. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.

12.	Issue senior securities as defined in the 1940 Act, other than preferred shares of beneficial interest (in accordance with the terms of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities.

13.	Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements (provided that no more than 10% of the Fund’s total assets will be invested in repurchase agreements that do not mature within seven days); and (c) by lending its portfolio securities (provided that the Fund may not lend its portfolio securities in excess of 10% of its total assets).

14.	Make short sales of securities.

15.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

16.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

17.	Invest for the purpose of exercising control or management of any other issuer.
Invesco California Municipal Securities (ICS)
     If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
     The Fund may not:
1.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to municipal obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of municipal obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.

2.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

3.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.
4.	Borrow money, except the Fund may borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

5.	Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

6.	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

7.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
Invesco Van Kampen High Income Trust II (VLT)
     If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy.
     The Fund may not:
1.	With respect to 75% of its total assets, purchase any securities (other than obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund’s total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

2.	Invest more than 25% of its total assets in securities of issuers conducting their principal business activities in the same industry; provided, that this limitation shall not apply with respect to investments in U.S. Government securities.

3.	Issue senior securities, (including borrowing money or entering into reverse repurchase agreements) in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Fund may issue senior securities which are stocks (including preferred shares of beneficial interest) subject to the limitations set forth in Section 18 of the 1940 Act and except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuance or in connection with hedging transactions, when-issued and delayed delivery transactions and similar investment strategies. The Fund’s obligations under interest rate swaps are not treated as senior securities.

4.	Make loans of money or property to any person, except (i) to the extent the securities the Fund may invest are considered to be loans; (ii) through loans of portfolio securities, (iii) through the acquisition of securities subject to repurchase agreements and (iv) that the Fund may lend money or property in connection with maintenance of the value of, or the Fund’s interest with respect to, the securities owned by the Fund.

5.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with hedging transactions nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

6.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except as described under Appendix C to this SAI.

7.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

8.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to securities owned by the Fund would be deemed to constitute such control or participation except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

9.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

10.	Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although the Fund may purchase securities of issuers which deal in, represent interests in or are secured by interests in such leases, rights or contracts, except to the extent that the Fund may invest in equity interests generally, as described in the Fund’s Prospectus.

11.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent the hedging and risk management transactions the Fund may engage in are considered to be commodities or commodities contracts.
Invesco High Yield Investment Fund, Inc. (MSY)
     If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes will not be considered a violation of the restriction. Also, if the Fund receives from an issuer of securities held by the Fund subscription rights to purchase securities of that issuer, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed the limits set forth below, it will not constitute a violation if, prior to receipt of securities upon exercise of such rights, and after announcement of such rights, the Fund has sold at least as many securities of the same class and value as it would receive on exercise of such rights.
     As a matter of fundamental policy:
1.	The Fund may not purchase any security (other than obligations of the U.S. government or its agencies or instrumentalities) if as a result more than 25% of the Fund’s total assets would be invested in a particular industry; provided, however, that the foregoing restriction will not be deemed to prohibit the Fund from purchasing the securities of any issuer pursuant to the exercise of rights distributed to the Fund by the issuer.

2.	The Fund may not make any investment for the purpose of exercising control or management.

3.	The Fund may not buy or sell commodities or commodity contracts or real estate or interests in real estate, except that it may purchase and sell futures contracts on stock indices and foreign currencies, securities which are secured by real estate or commodities, and securities of companies which invest or deal in real estate or commodities.
4.	The Fund may not make loans, except that the Fund may (i) buy and hold debt instruments in accordance with its investment objectives and policies, (ii) enter into repurchase agreements to the extent permitted under applicable law, and (iii) make loans of portfolio securities.

5.	The Fund may not act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

6.	The Fund may not issue senior securities or borrow money, except for (a) preferred stock and other senior securities (including borrowing money, including on margin if margin securities are owned, entering into reverse repurchase agreements and entering into similar transactions) not in excess of 33 1/3% of its total assets, and (b) borrowings up to 5% of its total assets (including the amount borrowed) for temporary or emergency purposes (including for clearance of transactions, repurchase of its shares or payment of dividends), without regard to the amount of senior securities outstanding under clause (a) above; provided, however, that the Fund’s obligations under when-issued and delayed delivery transactions and similar transactions and reverse repurchase agreements are not treated as senior securities if covering assets are appropriately segregated, and the use of hedging transactions shall not be deemed to involve the issuance of a “senior security” or a “borrowing”; for purposes of clauses (a) and (b) above, the term “total assets” shall be calculated after giving effect to the net proceeds of senior securities issued by the Fund reduced by any liabilities and indebtedness not constituting senior securities except for such liabilities and indebtedness as are excluded from treatment as senior securities by this item (6). The Fund’s obligations under interest rate swaps are not treated as senior securities.
Invesco Van Kampen Municipal Opportunity Trust (VMO)
     If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. With respect to the limitations on borrowings, the percentage limitations apply at the time of purchase and on an ongoing basis.
     The Fund may not:
1.	With respect to 75% of its total assets, purchase any securities (other than obligations issued or guaranteed as to principal or interest by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund’s total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

2.	Invest more than 25% of its total assets in a single industry; however, as described above under “Principal Risk of Investing in the Fund – Market Segment Risk,” the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.

3.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (4) below or with respect to hedging and risk management transactions or the writing of options.

4.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets, including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5%

of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when issued” and “delayed delivery” transactions.
5.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the securities owned by the Fund.

6.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with hedging and risk management transactions nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

7.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except in connection with hedging or risk management transactions.

8.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

9.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

10.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

11.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

12.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that financial futures and related options the Fund may invest in are considered to be commodities or commodities contracts.
     The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission and transaction expenses than a lower rate, which expenses must be borne by the Fund and the Shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
     As a matter of operating policy (which means it can be changed by the Fund’s Board of Trustees without Shareholder vote), the Fund will not invest 25% or more of its assets in a single industry; however, the Fund may from time to time invest 25% or more of its assets in a particular segment of the municipal securities market.

Invesco Municipal Premium Income Trust (PIA)
     For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax discussed under “Tax Matters — Taxation of Fund Distributions (Tax-Free Funds) — Alternative minimum tax — private activity bonds.”); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.
     The Fund may not:
1.	Invest more than 5% of the value of its total assets in the securities of any one issuer, except that this limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to the investment of 25% of the Fund’s total assets.

2.	Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest, by the United States Government, its agencies or instrumentalities).

3.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.

4.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities.

5.	Invest in common stock.

6.	Invest in securities of any issuer, other than securities of the Fund, if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Investment Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

7.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.

8.	Purchase or sell commodities except that the Fund may purchase or sell financial futures contracts and related options thereon.

9.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

10.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.

11.	Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commissions, is involved and only if immediately thereafter not more than 10% of the Fund’s total assets would be invested in such securities.
12.	Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33⅓% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time, including the Preferred Shares).
13.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 12. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.
14.	Issue senior securities as defined in the Act, other than preferred shares of beneficial interest (in accordance with the terms of the Prospectus and the Act), except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities. For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security.
15.	Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements (provided that no more than 10% of the Fund’s total assets will be invested in repurchase agreements that do not mature within seven days); and (c) by lending its portfolio securities (provided that the Fund may not lend its portfolio securities in excess of 10% of its total assets).
16.	Make short sales of securities.
17.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.
18.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
19.	Invest for the purpose of exercising control or management of any other issuer.
     Whenever any fundamental investment policy states a maximum percentage of Registrant’s assets which may be invested, it is intended that if the percentage limitation was adhered to at the time the investment was made, a later change in percentage resulting from changing values or other changes in total or net assets will not be considered a violation of such policy.
Invesco Van Kampen Select Sector Municipal Trust (VKL)
     If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. The Fund may not:
1.	Invest more than 25% of its total assets in a single industry; however, as described above under “Principal Risks of Investing in the Fund — Market Sector Risk,” the Fund may from time to time invest more than 25% of its total assets in one or more particular segments or sectors of the municipal securities market.

2.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (3) below or with respect to Strategic Transactions described in Appendix C to this SAI.
3.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing or a Strategic Transaction described in Appendix C to this SAI. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when-issued” and “delayed delivery” transactions.
4.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the securities owned by the Fund.
5.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with Strategic Transactions described in Appendix C to this SAI nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.
6.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except in connection with Strategic Transactions described in Appendix C to this SAI.
7.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
8.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
9.	The Fund may not invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
10.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.
11.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions described in Appendix C to this SAI that the Fund may engage in are considered to be commodities or commodities contracts.
     In addition, to comply with federal tax requirements for qualification as a “regulated investment company,” the Fund’s investments will be limited in a manner such that at the close of each quarter of each fiscal year, (a) no more than 25% of the Fund’s total assets are invested in the securities of a single issuer, and (b) with regard to at least 50% of the Fund’s total assets, no more than 5% of its total assets are invested in the securities of a single issuer. These tax-related limitations may be changed by the Board of Trustees to the extent necessary to comply with changes to the applicable tax requirements.

     The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission and transaction expenses than a lower rate, which expenses must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
     As a matter of operating policy (which means it can be changed by the Fund’s Board of Trustees without Shareholder vote), the Fund will not invest 25% or more of its assets in a single industry; however, the Fund may from time to time invest 25% or more of its assets in a particular segment of the municipal securities market.
Invesco Van Kampen Trust for Value Municipals (VIM)
     If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. The Fund may not:
1.	With respect to 75% of its total assets, purchase any securities (other than tax-exempt obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund’s total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
2.	Invest more than 25% of its total assets in a single industry; however, as described above under “Principal Risks of Investing in the Fund — Market Segment Risk,” the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.
3.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (4) below or with respect to hedging and risk management transactions or the writing of options within limits described in Appendix C to this SAI.
4.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one third of the Fund’s total assets, including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when-issued” and “delayed delivery” transactions as described above under the heading “Principal Investment Strategies of the Fund” in this Prospectus.
5.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the municipal securities owned by the Fund.
6.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with hedging and risk management transactions nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.
7.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except as described in Appendix C to this SAI.

8.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
9.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
10.	Invest in securities issued by other investment companies, except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
11.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.
12.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the municipal securities the Fund may invest in are considered to be interests in real estate, commodities, or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that financial futures and related options the Fund may invest in are considered to be commodities or commodities contracts.
     The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission and transaction expenses than a lower rate, which expenses must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
Invesco Van Kampen Trust for Investment Grade New York Municipals (VTN)
     If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. With respect to the limitations on borrowings, the percentage limitations apply at the time of purchase and on an ongoing basis. The Fund may not:
1.	Invest more than 25% of its total assets in a single industry; however, the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.
2.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (3) below or with respect to hedging and risk management transactions or the writing of options.
3.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets, including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when issued” and “delayed delivery” transactions.

4.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the securities owned by the Fund.
5.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with hedging and risk management transactions nor short-term credits as may be necessary for the clearance of transactions are considered the purchase of a security on margin.
6.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell futures or options, except in connection with hedging or risk management transactions.
7.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
8.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
9.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
10.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.
11.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that financial futures and related options the Fund may invest in are considered to be commodities or commodities contracts.
     In addition, to comply with federal tax requirements for qualifications as a “regulated investment company,” the Fund’s investments will be limited in a manner such that at the close of each quarter of each fiscal year, (a) no more than 25% of the Fund’s total assets are invested in the securities of a single issuer and (b) with regard to at least 50% of the Fund’s total assets, no more than 5% of its total assets are invested in the securities of a single issuer. These tax-related limitations may be changed by the Trustees to the extent necessary to comply with changes to applicable tax requirements.
     The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission and transaction expenses than a lower rate, which expenses must be borne by the Fund and the shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
As a matter of operating policy (which means it can be changed by the Fund’s Board of Trustees without Shareholder vote), each Fund will not invest 25% or more of its assets in a single industry; however, each Fund may from time to time invest 25% or more of its assets in a particular segment of the municipal securities market.

Invesco New York Quality Municipal Securities (IQN)
     For purposes of the restrictions: (a) an “issuer” of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security; (b) a “taxable security” is any security the interest on which is subject to federal income tax (which does not include “private activity bonds” subject to the alternative minimum tax); and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio. The Fund may not:
1.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. In addition, the Fund reserves the right to invest 25% or more of its assets in any of the following types of Municipal Obligations, provided that the percentage of the Fund’s total assets in private activity bonds in any one category does not exceed 25% of the Fund’s total assets: health facility obligations, housing obligations, single family mortgage revenue bonds, industrial revenue obligations (including pollution control obligations), electric utility obligations, airport facility revenue obligations, water and sewer obligations, university and college revenue obligations, bridge authority and toll road obligations and resource recovery obligations.
2.	Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities.
3.	Invest in common stock.
4.	Invest in securities of any issuer, other than securities of the Fund, if, to the knowledge of the Fund, any officer or trustee of the Fund or any officer or director of the Investment Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.
5.	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein. This shall not prohibit the Fund from purchasing, holding and selling real estate acquired as a result of the ownership of such securities.
6.	Purchase or sell commodities except that the Fund may purchase or sell financial futures contracts and related options thereon.
7.	Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.
8.	Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.
9.	Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, by purchase in the open market of securities of closed-end investment companies where no underwriter’s or dealer’s commission or profit, other than customary broker’s commissions, is involved and only if immediately thereafter not more than (i) 5% of the Fund’s total assets, taken at market value, would be invested in any one such company and (ii) 10% of the Fund’s total assets, taken at market value, would be invested in such securities.
10.	Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 ⅓% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time, including the Preferred Shares).

11.	Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 10. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.
12.	Issue senior securities as defined in the 1940 Act, other than preferred shares of beneficial interest (in accordance with the terms of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities.
13.	Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements (provided that no more than 10% of the Fund’s total assets will be invested in repurchase agreements that do not mature within seven days); and (c) by lending its portfolio securities (provided that the Fund may not lend its portfolio securities in excess of 10% of its total assets).
14.	Make short sales of securities.
15.	Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.
16.	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
17.	Invest for the purpose of exercising control or management of any other issuer.
Invesco Van Kampen Municipal Trust (VKQ)
     If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. With respect to the limitations on borrowings, the percentage limitations apply at the time of purchase and on an ongoing basis. The Fund may not:
1.	With respect to 75% of its total assets, purchase any securities (other than tax-exempt obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund’s total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
2.	Invest more than 25% of its total assets in a single industry; however, as described above under “Principal Risks of Investing in the Fund — Market Segment Risk,” the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.
3.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (4) below or with respect to hedging and risk management transactions or the writing of options within limits described in Appendix C to this SAI.
4.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets, including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when issued” and “delayed delivery” transactions as described above under the heading “Principal Investment Strategies of the Fund” in this Prospectus.

5.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the municipal securities owned by the Fund.

6.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with hedging and risk management transactions nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

7.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except as described in Appendix C to this SAI.

8.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

9.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

10.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
11.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.
12.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the municipal securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that financial futures and related options the Fund may invest in are considered to be commodities or commodities contracts.
     The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses than a lower rate, which expenses must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
     As a matter of operating policy (which means it can be changed by the Fund’s Board of Trustees without Shareholder vote), each Fund will not invest 25% or more of its assets in a single industry; however, each Fund may from time to time invest 25% or more of its assets in a particular segment of the municipal securities market.

Invesco Van Kampen Massachusetts Value Municipal Income Trust (VMV)
     If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. The Fund may not:
1.	Invest more than 25% of its total assets in a single industry; however, as described above under “Principal Risks of Investing in the Fund — Market Segment Risk,” the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.

2.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (3) below or with respect to Strategic Transactions described in Appendix C to this SAI.

3.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing or a Strategic Transaction described in Appendix C to this SAI. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when-issued” and “delayed delivery” transactions.

4.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the securities owned by the Fund.

5.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with Strategic Transactions described in Appendix C to this SAI nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

6.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except in connection with Strategic Transactions described in Appendix C to this SAI.

7.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

8.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

9.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

10.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

11.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic

Transactions described in Appendix C to this SAI that the Fund may engage in are considered to be commodities or commodities contracts.
     In addition, to comply with federal tax requirements for qualification as a “regulated investment company,” the Fund’s investments will be limited in a manner such that at the close of each quarter of each fiscal year, (a) no more than 25% of the Fund’s total assets are invested in the securities of a single issuer and (b) with regard to at least 50% of the Fund’s total assets, no more than 5% of its total assets are invested in the securities of a single issuer. These tax-related limitations may be changed by the Board of Trustees to the extent necessary to comply with changes to applicable tax requirements.
     The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission and transaction expenses than a lower rate, which expenses must be borne by the Fund and its Common Shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
Invesco Van Kampen Ohio Quality Municipal Trust (VOQ)
     If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. With respect to the limitations on borrowings, the percentage limitations apply at the time of purchase and on an ongoing basis. The Fund may not:
1.	Invest more than 25% of its total assets in a single industry; however, as described above under “Principal Risks of Investing in the Fund — Market Segment Risk,” the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.
2.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (3) below or with respect to hedging and risk management transactions or the writing of options within limits described in Appendix C to this SAI.
3.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets, including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when issued” and “delayed delivery” transactions as described above under the heading “Principal Investment Strategies of the Fund” in this Prospectus.
4.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the municipal securities owned by the Fund.
5.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with hedging and risk management transactions nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.
6.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except as described in Appendix C to this SAI.

7.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

8.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

9.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

10.	Invest in equity interests in oil, gas or other mineral exploration or development programs, except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

11.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the municipal securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that financial futures and related options the Fund may invest in are considered to be commodities or commodities contracts.
     In addition, to comply with federal tax requirements for qualification as a “regulated investment company,” the Fund’s investments will be limited in a manner such that, at the close of each quarter of each fiscal year, (a) no more than 25% of the Fund’s total assets are invested in the securities of a single issuer, and (b) with regard to at least 50% of the Fund’s total assets, no more than 5% of its total assets are invested in the securities of a single issuer. These tax-related limitations may be changed by the Trustees to the extent necessary to comply with changes to applicable tax requirements.
     The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses than a lower rate, which expenses must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
     As a matter of operating policy (which means it can be changed by the Fund’s Board of Trustees without Shareholder vote), each Fund will not invest 25% or more of its assets in a single industry; however, each Fund may from time to time invest 25% or more of its assets in a particular segment of the municipal securities market.
Invesco Van Kampen Trust for Investment Grade New Jersey Municipals (VTJ)
     The Fund’s investment objective, its investment policy with respect to investing at least 80% of its total assets in municipal securities and the following investment restrictions are fundamental and cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act. All other investment policies or practices are considered by the Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. The Fund may not:

1.	With respect to 75% of its total assets, purchase any securities (other than tax-exempt obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund’s total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

2.	Invest more than 25% of its total assets in a single industry; however, the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market.

3.	Issue senior securities, as defined in the 1940 Act, other than preferred shares of beneficial interest, except to the extent such issuance might be involved with borrowings described under subparagraph (4) below or with respect to hedging and risk management transactions or the writing of options.

4.	Borrow money, except for temporary or emergency purposes from banks or for repurchase of the Fund’s Shares, and then only in an amount not exceeding one-third of the Fund’s total assets, including the amount borrowed. The Fund will not mortgage, pledge or hypothecate any assets except in connection with a borrowing. The Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when-issued” and “delayed delivery” transactions.

5.	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the securities owned by the Fund.

6.	Buy any securities “on margin.” Neither the deposit of initial or variation margin in connection with hedging and risk management transactions nor short-term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

7.	Sell any securities “short,” write, purchase or sell puts, calls or combinations thereof, or purchase or sell futures or options, except in connection with hedging or risk management transactions.

8.	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

9.	Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

10.	Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

11.	Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

12.	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that financial futures and related options the Fund may invest in are considered to be commodities or commodities contracts.
     The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund’s investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund does not anticipate that the annual portfolio turnover rate of the Fund will be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission and transaction expenses than a lower rate, which expenses must be borne by the Fund and the Shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for federal income tax purposes.
Portfolio Turnover
     The portfolio turnover rates for each Fund are presented in Appendix D to this SAI.
Management of the Funds
     For additional discussion regarding management of your Fund, see your Fund’s Proxy Statement. Biographical information about the executive officers and Trustees of the Funds, as well as information about Trustee qualifications and experience, remuneration of Trustees and Board leadership structure, role in risk oversight, and committees and meetings can be found in your Fund’s Proxy Statement.
     Code of Ethics. Invesco, the Funds, Invesco Distributors and the Sub-Advisers each have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Unless specifically noted, each Sub-Adviser’s Code of Ethics does not materially differ from Invesco Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Funds that may arise from personal trading, including personal trading in most of the Invesco Funds. Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code of Ethics subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.
     These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Copies of the Codes of Ethics may alternatively be obtained, after paying a duplicating fee, by sending an electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. The Codes of Ethics are also available, free of charge, on the EDGAR Database on the SEC’s Web site at http://www.sec.gov.
     Proxy Voting Policies. Invesco is comprised of two business divisions, Invesco Aim and Invesco Institutional, each of which have adopted their own specific Proxy Voting Policies.
     The Board of each Fund has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the following divisions of Invesco:

Fund	Proxy Voting Entity
Invesco Value Municipal Income Trust	Invesco Institutional — a division of Invesco

Invesco Municipal Income Opportunities Trust	Invesco Institutional — a division of Invesco

Invesco Quality Municipal Income Trust	Invesco Institutional — a division of Invesco

Invesco Van Kampen California Value Municipal Income Trust	Invesco Aim — a division of Invesco

Fund	Proxy Voting Entity
Invesco Van Kampen High Income Trust II	Invesco Aim — a division of Invesco

Invesco Van Kampen Municipal Opportunity Trust	Invesco Aim — a division of Invesco

Invesco Van Kampen Trust for Investment Grade New York Municipals	Invesco Aim — a division of Invesco

Invesco Van Kampen Municipal Trust	Invesco Aim — a division of Invesco

Invesco Value Municipal Bond Trust	Invesco Institutional — a division of Invesco

Invesco Value Municipal Securities	Invesco Institutional — a division of Invesco

Invesco Value Municipal Trust	Invesco Institutional — a division of Invesco

Invesco Municipal Income Opportunities Trust II	Invesco Institutional — a division of Invesco

Invesco Municipal Income Opportunities Trust III	Invesco Institutional — a division of Invesco

Invesco Quality Municipal Investment Trust	Invesco Institutional — a division of Invesco

Invesco Quality Municipal Securities	Invesco Institutional — a division of Invesco

Invesco California Municipal Income Trust	Invesco Institutional — a division of Invesco

Invesco California Quality Municipal Securities	Invesco Institutional — a division of Invesco

Invesco California Municipal Securities	Invesco Institutional — a division of Invesco

Invesco High Yield Investments Fund, Inc.	Invesco Institutional — a division of Invesco

Invesco Municipal Premium Income Trust	Invesco Institutional — a division of Invesco

Invesco Van Kampen Select Sector Municipal Trust	Invesco Aim — a division of Invesco

Invesco Van Kampen Trust for Value Municipals	Invesco Aim — a division of Invesco

Invesco New York Quality Municipal Securities	Invesco Institutional — a division of Invesco

Invesco Van Kampen Massachusetts Value Municipal Income Trust	Invesco Aim — a division of Invesco

Invesco Van Kampen Ohio Quality Municipal Trust	Invesco Aim — a division of Invesco

Invesco Van Kampen Trust for Investment Grade New Jersey Municipals	Invesco Aim — a division of Invesco
     Invesco (the proxy voting entity) will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board. Invesco’s proxy policies and procedures are incorporated into this SAI by reference to Appendix E to the Statement of Additional Information for AIM Growth Series (Invesco Growth Series), filed via EDGAR on April 26, 2012 as part of Post-Effective Amendment No. 97 to such registrant’s Registration Statement. The accession number for such Post-Effective Amendment is listed on page 2 of this SAI.
     The portions of such Post-Effective Amendment that are not specifically referenced above are not incorporated into this SAI.
     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities during the twelve months ended June 30, 2011, is available without charge at our Web site, http://www.invesco.com/us. This information is also available at the SEC Web site, http://www.sec.gov.

Ownership of Securities
     For information about Trustee and officer security ownership in the Funds as well as information about other significant holders of securities of the Funds, see the exhibit to your Proxy Statement entitled, “Ownership of the Funds.” A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to “control” that Fund. Such a shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.
Investment Advisory and Other Services
Investment Adviser
     Invesco serves as the Funds’ investment adviser. The Adviser manages the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds’ day-to-day management. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Invesco is an indirect, wholly owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Funds and their affiliations are shown in each Proxy Statement.
           As investment adviser, Invesco supervises all aspects of the Funds’ operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. Each Fund’s Investment Advisory Agreement (the “Advisory Agreement”) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.
           Pursuant to an administrative services agreement with the Funds, the Adviser is also responsible for furnishing to the Funds the services of persons believed to be competent to perform supervisory and administrative services required by the Funds and that, in the judgment of the Trustees, are necessary to conduct the business of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Funds’ accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.
           The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, accounting, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds’ shareholders.
     Invesco, at its own expense, furnishes to the Funds office space and facilities. Invesco furnishes to the Funds all personnel for managing the affairs of the Funds. Information about advisory fees and any applicable fee waiver and/or expense reimbursement for your Fund can be found in your Fund’s Proxy Statement in the section entitled, “APPROVAL OF MERGERS — How do the management, investment adviser and other service providers of the Funds compare?” The management fees paid during each Fund’s last three completed fiscal years are found in Appendix E to this SAI.
Investment Sub-Advisers
     Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds.

These affiliated sub-advisers, each of which is a registered investment adviser under the Investment Advisers Act of 1940, as amended, are:
Invesco Asset Management Deutschland GmbH (Invesco Deutschland)
Invesco Asset Management Limited (Invesco Asset Management)
Invesco Asset Management (Japan) Limited (Invesco Japan)
Invesco Australia Limited (Invesco Australia)
Invesco Hong Kong Limited (Invesco Hong Kong)
Invesco Senior Secured Management, Inc. (Invesco Senior Secured)
Invesco Canada Ltd. (Invesco Canada); (each a “Sub-Adviser” and collectively, the “Sub-Advisers”).
     Invesco and each Sub-Adviser are indirect wholly-owned subsidiaries of Invesco Ltd.
     The only fees payable to the Sub-Advisers under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco pays each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from each Fund, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from a Fund pursuant to its advisory agreement with the Fund, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco, if any.
Securities Lending Arrangements
     If a Fund engages in securities lending, Invesco will provide the Fund related investment advisory and administrative services. The Advisory Agreement describes the administrative services to be rendered by Invesco if a Fund engages in securities lending activities, as well as the compensation Invesco may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with Invesco’s instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.
     Invesco’s compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services Invesco will provide, a lending Fund will pay Invesco a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. Invesco currently waives such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.
Service Agreements
     Administrative Services Agreement. Invesco and each Fund have entered into a Master Administrative Services Agreement (Administrative Services Agreement) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, Invesco is reimbursed for the services of the Funds’ principal financial officer and her staff and any expenses related to fund accounting services.

     Administrative services fees paid for the last three fiscal years of each Fund are found in Appendix F to this SAI.
Other Service Providers
     Transfer Agent. Computershare Trust Company, N.A. (“Computershare”), P.O. Box 43078, Providence, RI 02940-3078 is the transfer agent for each Fund.
     The Transfer Agency and Service Agreement (the “TA Agreement”) between each Fund and Computershare provides that Computershare will perform certain services related to the servicing of shareholders of the Funds. Other such services may be delegated or subcontracted to third party intermediaries.
     Custodian. State Street Bank and Trust Company (the “Custodian”), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.
     The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. Invesco is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities’ depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.
     Under its contract with each Fund, the Custodian maintains the portfolio securities of the Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolio of the Fund and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.
     Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of each Fund’s Board has appointed, and the Board has ratified and approved, PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent registered public accounting firm to audit the financial statements of the Funds.
     Counsel to the Funds. Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103 serves as counsel to IIM, IMC, IMS, IMT, OIA, OIB, OIC, IQI, IQT, IQM, IIC, IQC, ICS, MSY, PIA and IQN. Skadden, Arps, Slate, Meagher & Flom, LLP, 155 West Wacker Drive, Chicago, Illinois 60606 serves as counsel to VCV, VLT, VMO, VKL, VIM, VTN, VKQ, VMV, VOQ and VTJ.
Portfolio Managers
     Appendix G to this SAI contains the following information regarding the portfolio managers identified in your Fund’s Proxy Statement:
•	The dollar range of the managers’ investments in each Fund.

•	A description of the managers’ compensation structure.

•	Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.
Trading Practices and Brokerage
     Invesco has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices.

Brokerage Transactions
     Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more third-party broker-dealers to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in six primary trading centers to place equity securities trades in their regions. Invesco Advisers’ Americas desk, located in Atlanta, Houston and Toronto (the “Americas Desk”), generally places trades of equity securities trading in North America, Canada and Latin America; the Hong Kong desk of Invesco Hong Kong (the “Hong Kong Desk”) generally places trades of equity securities in the Asia-Pacific markets, except Japan; the Japan trading desk of Invesco Japan generally places trades of equity securities in the Japanese markets; the London trading desk of Invesco Global Investment Funds Limited (the “London Desk”) generally places trades of equity securities in European, Middle Eastern and African countries; the Australia desk, located in Sydney and Melbourne, for the execution of orders of equity securities trading in the Australian and New Zealand markets and the Taipei desk, located in Taipei, for the execution of orders of securities trading in the Chinese market. Invesco, Invesco Canada, Invesco Australia, Invesco Japan, Invesco Deutschland, Invesco Hong Kong and Invesco Asset Management use the global equity trading desk to place equity trades. Other Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the global trading desks are similar in all material respects.
     References in the language below to actions by Invesco or a Sub-Adviser (other than Invesco Canada or Invesco Japan) making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the London Desk. Even when trading is delegated by Invesco or the Sub-Advisers to the various arms of the global equity trading desk, Invesco or a Sub-Adviser that delegates trading is responsible for oversight of this trading activity.
     Invesco or a Sub-Adviser makes decisions to buy and sell securities for each Fund, selects broker-dealers (each, a “Broker”), effects the Funds’ investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Invesco’s and the Sub-Adviser’s primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage and research services provided by the Broker. While Invesco or the Sub-Advisers seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.
     Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.
     Historically, Invesco and the Sub-Advisers did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.
     In some cases, Invesco may decide to place trades on a “blind principal bid” basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at the market close price for a specific commission. Invesco generally selects the broker with the lowest bid to execute these trades.
     Brokerage commissions during each Fund’s last three fiscal years are found in Appendix H to this SAI.

Commissions
     None of the Funds pay or will pay brokerage commissions to Brokers affiliated with the Funds, Invesco (or Invesco Advisors, Inc., former adviser to the Funds that merged into Invesco Advisers, Inc. on December 31, 2009), Invesco Distributors, the Sub-Advisers or any affiliates of such entities.
     A Fund may purchase or sell a security from or to certain other Invesco Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various Invesco Funds, including the Fund. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.
Broker Selection
     Invesco’s or the Sub-Adviser’s primary consideration in selecting Brokers to execute portfolio transactions for an Invesco Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Advisers consider the full range and quality of a Broker’s services, including the value of research and/or brokerage services provided, execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco’s and the Sub-Adviser’s primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker’s ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Advisers will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of shares of funds advised by Invesco and/or the Sub-Advisers.
     In choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Advisers may select Brokers that provide brokerage and/or research services (“Soft Dollar Products”) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco or the Sub-Advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Advisers must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided. .. viewed in terms of either that particular transaction or [Invesco’s or the Sub-Advisers’] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Adviser in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Advisers.
     Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or the Sub-Adviser’s expenses to the extent that Invesco or the Sub-Advisers would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Advisers to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts (or accounts managed by the Sub-Advisers) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Advisers, Inc.-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser-managed accounts) that benefit directly from the product. Invesco or the Sub-Advisers may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.
     Invesco presently engages in the following instances of cross-subsidization:
     Smaller funds that do not generate significant soft dollar commissions may be cross-subsidized by the larger equity Invesco funds in that the smaller equity funds receive the benefit of Soft Dollar Products for which they do not pay. Certain other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.
     Invesco and the Sub-Advisers attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Adviser concludes that the Broker supplying the product is capable of providing best execution.
     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Adviser use soft dollars to purchase two types of Soft Dollar Products:
•	proprietary research created by the Broker executing the trade, and

•	other products created by third parties that are supplied to Invesco or the Sub-Adviser through the Broker executing the trade.
     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.
     Invesco and the Sub-Advisers also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Advisers through Brokers executing the trades or other Brokers who “step in” to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub-Advisers may from time to time instruct the executing Broker to allocate or “step out” a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Advisers have “stepped out” would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been “stepped out.” Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.
     Soft Dollar Products received from Brokers supplement Invesco’s and or the Sub-Advisers’ own research (and the research of certain of its affiliates), and may include the following types of products and services:
•	Database Services — comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

•	Quotation/Trading/News Systems — products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

•	Economic Data/Forecasting Tools — various macro-economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

•	Quantitative/Technical Analysis — software tools that assist in quantitative and technical analysis of investment data.

•	Fundamental/Industry Analysis — industry specific fundamental investment research.

•	Other Specialized Tools — other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

     If Invesco or the Sub-Advisers determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Advisers will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco or the Sub-Advisers will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Advisers determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.
     Outside research assistance is useful to Invesco or the Sub-Advisers because the Brokers used by Invesco or the Sub-Advisers tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Adviser’s staff follows. In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco’s or the Sub-Adviser’s clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Adviser’s research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Adviser’s investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers receives such services. To the extent the Funds’ portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.
     Invesco or the Sub-Advisers may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Advisers believes such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares. Invesco and the Sub-Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.
Directed Brokerage (Research Services)
     No Fund paid any directed brokerage (research services) during its most recently completed fiscal year.
Regular Brokers
     During their last fiscal year, the Funds did not acquire any securities of regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act.
Allocation of Portfolio Transactions
     Invesco and the Sub-Advisers manage numerous Invesco Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco and the Sub-Adviser will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco or the Sub-Adviser may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

Tax Matters
     The following is a general summary of certain additional tax considerations of investing, holding and disposing of Common Shares of the Funds (for purposes of this section, the “Fund”). It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors (including common shareholders with large positions in the Fund). No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
     This “Tax Matters” section is based on the Internal Revenue Code of 1986, as amended (the “Code”) and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
     This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.
     Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
     Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
•	Distribution Requirement — the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•	Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•	Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.
     In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income

Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect, for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010.
     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
     Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a Fund with a high turnover rate may accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions (All Funds) — Capital gain dividends” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Foreign Shareholders — U.S. withholding tax at the source” below.
     Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (RIC Mod Act), if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.
     Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see, “Taxation of Fund Distributions (All Funds) — Capital gain dividends” below). A “qualified late year loss” includes:
(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (post-October losses), and
(ii)	the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.
     The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.
     Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
     Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Under the RIC Mod Act, the Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions to avoid any material liability for federal income and excise tax but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.
     Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.
     Taxation of Fund Distributions (All Funds). The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund).
     Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. None of the dividends paid by the Fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
     Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are taxed at the maximum rate of 15% or 25% (through 2012) depending on the nature of the capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.
     Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Where one or more distributions occur in any taxable year, the available current and accumulated earnings and profits of the Fund will be allocated, first, to the distributions made to the holders of any outstanding Preferred Shares of the Fund, and only thereafter to distributions made to common shareholders of such Fund. As a result, the holders of any outstanding Preferred Shares of the Fund may receive a disproportionate share of the distributions treated as dividends, and the holders of the Common Shares may receive a disproportionate share of the distributions treated as a return of capital.
     U.S. Government interest. Income earned on certain U.S. Government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. Government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
     Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year.
     Medicare tax. The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).
     Reporting to Shareholders. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS. The IRS’s position in a published revenue ruling indicates that the Fund is required to report distributions paid with respect to its Common Shares and its Preferred Shares as consisting of a portion of each type of income distributed by such Fund. The portion of each type of income deemed received by the holders of each class of shares will be equal to the portion of total Fund dividends received by such class. Thus, the Fund intends to report dividends paid as exempt-interest dividends in a manner that allocates such dividends between the holders of the Common Shares and the holders of Preferred Shares in proportion to the total dividends paid to each such class during or with respect to the taxable year, or otherwise as required by applicable law. Capital gain dividends and ordinary income dividends will similarly be allocated between the two classes. To the extent permitted under applicable law, the Fund reserves the right to make special allocations of income, consistent with the objectives of the Fund and any requirements with respect to any Preferred Shares.
     Under certain circumstances such as those described in “Dividends and Distributions” in the prospectus, the Fund will not be allowed to declare a cash dividend or other distribution on its Common Shares. This inability to declare distributions may prevent the Fund from distributing at least an amount equal to the sum of 90% of the sum of its investment company taxable income (determined without regard to the deduction for dividends paid) and its net tax-exempt interest, and may therefore jeopardize the Fund’s qualification for taxation as a RIC or cause the Fund to incur a tax liability or a non-deductible 4% excise tax on the undistributed taxable income (including net capital gain) (as described above), or both. Although the Fund may redeem Preferred Shares in order to avoid the adverse consequences to the Fund and its shareholders of failing to qualify as a RIC, there can be no assurance that any such redemption would achieve such objectives.
     Taxation of Fund Distributions (Tax-Free Funds). Each of the Tax-Free Funds intends to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Fund’s taxable year at least 50% of the Fund’s total assets consists of municipal securities, which are exempt from federal income tax. For purposes of this discussion, the “Tax-Free Funds” include all Funds, except the Invesco Van Kampen High Income Trust II and the Invesco High Yield Investments Fund, Inc.
     Exempt-interest dividends. Distributions from the Fund will constitute exempt-interest dividends to the extent of the Fund’s tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (AMT) in certain circumstances and may have other collateral tax consequences as discussed below.
     Distributions of ordinary income and capital gains. Any gain or loss from the sale or other disposition of a tax-exempt security generally is treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. Distributions by the Fund of ordinary income and capital gains will be taxable to shareholders as discussed under “Taxation of Fund Distributions (All Funds).”
     Alternative minimum tax — private activity bonds. AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer’s alternative minimum taxable income (AMTI) over an exemption amount. Exempt-interest dividends derived from certain “private activity” municipal securities issued after August 7, 1986 generally will constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT. In addition, exempt-interest dividends derived from all municipal securities regardless of the date of issue must be included in adjusted current earnings that are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT. Consistent with its stated investment objective, the fund intends to limit its investments in private activity bonds subject to the AMT to no more than 20% of its total assets in any given year.
     Effect on taxation of social security benefits; denial of interest deduction; “substantial users.” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by the Fund likely will be subject to tax on dividends paid by the Fund that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.
     Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.
     Failure of a Municipal Security to qualify to pay exempt-interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a municipal security could cause interest on the municipal security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the municipal security was issued. In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This in turn could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.
     Effect of changes in tax rates and policies. The value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the Fund is not suitable investments for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.
     Distributions paid by the Invesco Van Kampen California Value Municipal Income Trust, Invesco California Municipal Income Trust, Invesco California Quality Municipal Securities, and Invesco California Municipal Securities. Shareholders of the Fund may exclude any exempt interest dividends paid to you by the Fund from your California taxable income for purposes of the California personal income tax if:
•	the Fund qualifies as a regulated investment company under the Code and at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual;

•	the dividends are derived from interest on obligations of the State of California and its political subdivisions or qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law;

•	the dividends paid do not exceed the amount of interest (minus certain non-deductible expenses) the Fund receives, during its taxable year, on obligations that, when held by an individual, pay interest exempt from taxation by California; and

•	the Fund properly identifies the dividends as California exempt interest dividends in a written notice mailed to the investor.
     Any distributions of net short-term and long-term capital gain earned by the Fund and any gain from the sale of shares of the Fund by a shareholder are included in a shareholder’s taxable income for purposes of the California personal income tax. Residents of California may be subject to backup withholding at 7% on the proceeds from the sale of Fund shares.
     Distributions from the Fund, including exempt-interest dividends, may be taxable to shareholders that are subject to certain provisions of the California Corporation Tax Law.
     Distributions paid by the Invesco New York Quality Municipal Securities and the Invesco Van Kampen Trust for Investment Grade New York Municipals. Shareholders of the Fund may exclude any exempt interest dividends paid to you by the Fund from your taxable income for purposes of the New York state income taxes and the New York City income tax, if the dividends can be excluded from your gross income for federal income tax purposes and if the dividends are attributable to interest on:
•	obligations of the State of New York or its political subdivisions; or

•	qualifying obligations of possessions of the United States.
Dividends from (or the value of) the Fund, including exempt interest dividends, may be taken into account in determining the New York State and New York City income and franchise taxes on business corporations, banking corporations and insurance companies when paid to (or held by) shareholders subject to such taxes.
     Sale or Redemption of Fund Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. If you owned your shares as a capital asset, any gain or loss that you realize will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.
     Tax basis information. The Fund will be required to provide shareholders with cost basis information on the redemption of any of the shareholder’s shares in the Fund, subject to certain exceptions for exempt recipients. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012 where the cost basis of the shares is known by the Fund and which are disposed of after that date. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at http://www.Invesco.com/us.
     Wash sale rule. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption.
     Sales at a loss within six months of purchase. Any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares and any such loss will be disallowed to the extent of any exempt-interest dividends that were received within the six-month period.
     Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.
     Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
     In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
     Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
     Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
     Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
     The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

     In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.
     Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
     Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.
     PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identity portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.
     Investments in non-U.S. Real Estate Investment Trusts (“REITs”). While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions — PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
     Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to the fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Foreign Shareholders — U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.
     Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (REMICs) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.
     These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
     Investments in partnerships and qualified publicly traded partnerships (QPTP). For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. For purposes of testing whether the fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (i.e., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.
     Investments in commodities — structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a regulated investment company.” Also, the IRS has issued a Revenue Ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. However, in a subsequent Revenue Ruling, as well as in a number of follow-on private letter rulings, the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity index-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, as of the date of this Statement of Additional Information, the IRS has suspended the issuance of any further private letter rulings pending a review of its position. Should the IRS issue guidance that adversely affects the tax treatment of a fund’s use of commodity-linked notes, or a corporate subsidiary, the fund may no longer be able to utilize commodity index-linked notes or a corporate subsidiary to gain commodity exposure. In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect, for taxable years of a fund with respect to which the extended due date of the return is after December 22, 2010.
     Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
     Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.
     Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:
•	provide your correct Social Security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).
     The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.
     Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders — Tax certification and backup withholding.”
     Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (foreign shareholder), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.
     Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.
     U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends reported by the Fund to shareholders as:
•	exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities;

•	capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year; and

•	with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gains dividends. After such sunset date, short-term capital gains are taxable to Non-U.S. investors as ordinary dividends subject to U.S. withholding tax at a 30% or lower treaty rate.
     However, the Fund does not intend to utilize the exemptions for interest-related dividends paid and short-term capital gain dividends paid. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person. This rate will expire and the backup withholding tax rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.
     Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
     Amounts reported by the Fund to shareholders as capital gain dividends (a) that are attributable to certain capital gain dividends received from a qualified investment entity (QIE) (generally defined as either (i) a U.S. REIT or (ii) a RIC classified as a “U.S. real property holding corporation” or which would be if the exceptions for holding 5% or less of a class of publicly traded shares or an interest in a domestically controlled QIE did not apply) or (b) that are realized by the Fund on the sale of a “U.S. real property interest” (including gain realized on sale of shares in a QIE other than one that is a domestically controlled), will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a QIE. If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of shares of the Fund, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.” These rules generally apply to dividends paid by the Fund before January 1, 2012 (unless such sunset date is extended, possibly retroactively to January 1, 2012, or made permanent). After such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to gain from the disposition of a U.S. real property interest will continue to be subject to the withholding rules described above provided the Fund is classified as a QIE.
     Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.
     Tax certification and backup withholding. Foreign shareholders may have special U.S. tax certification requirements to avoid backup withholding (at a rate of 28%, subject to increase to 31% as described above), and if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W- 8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non- U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Certain payees and payments are exempt from backup withholding.
     Foreign Account Tax Compliance Act. Under the Foreign Account Tax Compliance Act, the relevant withholding agent may be required to withhold 30% of: (a) income dividends paid after December 31, 2013 and (b) certain capital gains distributions and the proceeds of a sale of shares paid after December 31, 2014 to (i) a foreign financial institution unless such foreign financial institution agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements. These requirements are different from, and in addition to, the U.S. tax certification rules described above. The scope of these requirements remains unclear, and shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.
     Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Financial Statements and Pro Forma Financial Information
     Each Fund’s financial statements for the fiscal year ended February 20, 2012 are incorporated into this SAI by reference to the Fund’s most recent Annual Report to Shareholders. The accession numbers for these documents, along with the dates they were filed via EDGAR, are listed on page 2 of this SAI.
     The portions of such Annual Reports to Shareholders that are not specifically referenced above are not incorporated into this SAI.
Invesco Value Municipal Bond Trust, Invesco Value Municipal Securities, and Invesco Value Municipal
Trust into Invesco Value Municipal Income Trust
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the mergers had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Funds and the Acquiring Fund, each as identified below, for the twelve month period ended February 29, 2012. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Mergers
Note 1 — Mergers
The unaudited pro forma information has been prepared to give effect to the proposed merger of each of the Target Funds into the Acquiring Fund pursuant to an agreement and Plan of Merger (the “Plan”) as of the beginning of the period as indicated below in the table. No merger is contingent upon any other merger.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Value Municipal Bond Trust (“IMC”)	Invesco Value Municipal Income Trust (“IIM”)	February 29, 2012

Invesco Value Municipal Securities (“IMS”)

Invesco Value Municipal Trust (“IMT”)
Basis of Pro Forma
Each merger will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by a Fund or its shareholders as a result of a merger. The Target Funds and the Acquiring Fund are registered closed-end management investment companies. Each merger would be accomplished by a statutory merger of the applicable Target Fund with and into the Acquiring Fund. The table below shows the Acquiring Fund shares that Target Fund shareholders would have received if the merger were to have taken place on February 29, 2012.

Target Fund	Shares Converted	Acquiring Fund
IMC	3,778,375	IIM
IMS	6,113,633
IMT	16,603,710
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the

Acquiring Fund for pre-merger periods will not be restated. All securities held by the Target Funds comply with investment objectives, strategies and restrictions of the Acquiring Fund at February 29, 2012.
Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of February 29, 2012.

Fund	Net Assets
IMC (Target Fund)	$61,626,757
IMS (Target Fund)	99,510,631
IMT (Target Fund)	270,271,617
IIM (Acquiring Fund)	336,854,000
IIM (Pro Forma Combined)	768,083,005
Pro Forma combined net assets have been adjusted for expenses expected to be incurred by the Target Funds and the Acquiring Fund in connection with the mergers.
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the mergers had taken place on March 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$3,114,076
Administrative services fees (2)	(125,032)
Professional fees (3)	(875,456)
Listing fees (4)	(25,459)
Investment-related expenses (5)	2,043,730
Fee waiver and/or expense reimbursements (1)	(3,362,736)

(1)	Advisory fees were adjusted to reflect the proposed increase in advisory fee rate from 0.27% to 0.55% of average weekly managed assets for the Acquiring Fund based on pro forma combined managed assets. In addition, upon closing of all of the Mergers, the Adviser has contractually agreed for at least two years following the closing of all of the Mergers to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.46%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Acquiring Fund has incurred but did not actually pay because of an expense offset arrangement. Correspondingly, the fee waiver and/or expense reimbursements have been adjusted to reflect the contractual agreement by the Adviser. Unless the Board of Trustees and the Adviser mutually agree to amend or continue the fee waiver agreement, it will terminate two years after the closing of the mergers.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering three funds pursuant to the Master Administrative Services Agreement for the Target Funds and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Listing fees were adjusted to reflect the per share listing rate based on pro forma combined shares.

(5)	Investment-related expenses were adjusted to reflect financing costs related to the anticipated issuance of Variable Rate Muni Term Preferred Shares and other financing costs based on investment strategies of the Acquiring Fund.
No significant accounting policies will change as a result of the mergers, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Security Valuation Policy
Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 5 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the twelve months ended February 29, 2012, there were no significant transfers between investment levels.

		Level 1	Level 2	Level 3	Total

IMC (Target Fund)	Municipal Obligations	$—	$92,272,104	$—	$92,272,104
IMS (Target Fund)	Municipal Obligations	—	105,987,970	—	105,987,970
IMT (Target Fund)	Municipal Obligations	—	396,913,641	—	396,913,641
IIM (Acquiring Fund)	Municipal Obligations	—	493,626,653	—	493,626,653
IIM (Pro Forma Combined)	Municipal Obligations	$—	$1,088,800,368	$—	$1,088,800,368
Note 6 — Merger Costs
The estimated total costs of the merger for each Target Fund and the Acquiring Fund are set forth in the table below.

		Estimated Portion of
	Estimated Total	Total Merger Costs to
	Merger Costs	be Paid by the Funds
IMC (Target Fund)	$110,000	$110,000
IMS (Target Fund)	110,000	0
IMT (Target Fund)	130,000	0
IIM (Acquiring Fund)	70,000	70,000
These costs represent the estimated non recurring expenses of the Target Funds and the Acquiring Fund carrying out their obligations under the Plan and consistent of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed mergers. The Adviser will bear all costs not borne by the Funds.
Note 7 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/ restrictions of the Acquiring Fund.
Note 8 — Capital Loss Carryforward
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.
At February 29, 2012, the Target Funds, including IMC, IMS, and IMT had capital loss carryforwards of approximately $816,183, $2,928,967, and $6,428,975, respectively. At February 29, 2012, the Acquiring Fund, IIM, had a capital loss carryforward of approximately $8,099,679. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Considerations of the Mergers in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Invesco Municipal Income Opportunities Trust II and Invesco Municipal Income Opportunities Trust III
into Invesco Municipal Income Opportunities Trust
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the mergers had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Funds and the Acquiring Fund, each as identified below, for the twelve month period ended February 29, 2012. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Mergers
Note 1 — Mergers
The unaudited pro forma information has been prepared to give effect to the proposed merger of each of the Target Funds into the Acquiring Fund pursuant to an agreement and Plan of Merger (the “Plan”) as of the beginning of the period as indicated below in the table. No merger is contingent upon any other merger.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Municipal Income Opportunities Trust II (“OIB”)	Invesco Municipal Income Opportunities Trust (“OIA”)	February 29, 2012

Invesco Municipal Income Opportunities Trust III (“OIC”)
Basis of Pro Forma
Each merger will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by a Fund or its shareholders as a result of a merger. The Target Funds and the Acquiring Fund are registered closed-end management investment companies. Each merger would be accomplished by a statutory merger of the applicable Target Fund with and into the Acquiring Fund. The table below shows the Acquiring Fund shares that Target Fund shareholders would have received if the merger were to have taken place on February 29, 2012.

Target Fund	Shares Converted	Acquiring Fund
OIB	17,839,095	OIA
OIC	10,132,449
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-merger periods will not be restated. All securities held by the Target Funds comply with investment objectives, strategies and restrictions of the Acquiring Fund at February 29, 2012.
Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets as of February 29, 2012.

Fund	Net Assets
OIB (Target Fund)	$127,304,962
OIC (Target Fund)	72,320,207
OIA (Acquiring Fund)	140,079,673
OIA (Pro Forma Combined)	339,704,842

Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the mergers had taken place on March 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$279,561
Administrative services fees (2)	(76,524)
Professional fees (3)	(74,432)
Listing fees (4)	(28,726)
Investment-related expenses (5)	(54,943)
Fee waiver and/or expense reimbursements (1)	(283,619)

(1)	Advisory fees were adjusted to reflect the proposed increase in advisory fee rate from 0.50% to 0.55% of average weekly managed assets for the Acquiring Fund based on pro forma combined managed assets. In addition, upon closing of all of the mergers, the Adviser has contractually agreed for at least two years following the closing of all of the Mergers to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.67%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Acquiring Fund has incurred but did not actually pay because of an expense offset arrangement. Correspondingly, the fee waiver and/or expense reimbursements have been adjusted to reflect the contractual agreement by the Adviser. Unless the Board of Trustees and the Adviser mutually agree to amend or continue the fee waiver agreement, it will terminate two years after the closing of the mergers.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the Master Administrative Services Agreement for the Target Funds and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Listing fees were adjusted to reflect the per share listing rate based on pro forma combined shares.

(5)	Investment-related expenses were adjusted to reflect financing costs related to investment strategies of the Acquiring Fund.
No significant accounting policies will change as a result of the mergers, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Security Valuation Policy
Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 5 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the twelve months ended February 29, 2012, there were no significant transfers between investment levels.

		Level 1	Level 2	Level 3	Total
OIB (Target Fund)	Municipal Obligations	$—	$133,881,977	$—	$133,881,977
OIC (Target Fund)	Municipal Obligations	—	76,435,853	—	76,435,853
OIA (Acquiring Fund)	Municipal Obligations	—	146,205,354	—	146,205,354
OIA (Pro Forma Combined)	Municipal Obligations	$—	$356,523,184	$—	$356,523,184
Note 6 — Merger Costs
The estimated total costs of the merger for each Target Fund and the Acquiring Fund are set forth in the table below.

		Estimated Portion of
	Estimated Total Merger	Total Merger Costs to
	Costs	be Paid by the Funds
OIB (Target Fund)	$140,000	$0
OIC (Target Fund)	130,000	0
OIA (Acquiring Fund)	90,000	0
These costs represent the estimated non recurring expenses of the Target Funds and the Acquiring Fund carrying out their obligations under the Plan and consistent of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed mergers. The Adviser will bear all costs not borne by the Funds.
Note 7 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/ restrictions of the Acquiring Fund.
Note 8 — Capital Loss Carryforward
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.
At February 29, 2012, the Target Funds, including OIB, and OIC had capital loss carryforwards of approximately $16,977,149 and $9,748,142, respectively. At February 29, 2012, the Acquiring Fund OIA had a capital loss carryforward of approximately $28,756,283. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Considerations of the Mergers in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Invesco Quality Municipal Investment Trust and Invesco Quality Municipal Securities into Invesco Quality
Municipal Income Trust
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the mergers had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Funds and the Acquiring Fund, each as identified below, for the twelve month period ended February 29, 2012. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Mergers
Note 1 — Mergers
The unaudited pro forma information has been prepared to give effect to the proposed merger of each of the Target Funds into the Acquiring Fund pursuant to an agreement and Plan of Merger (the “Plan”) as of the beginning of the period as indicated below in the table. No merger is contingent upon any other merger.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Quality Municipal Investment Trust (“IQT”)	Invesco Quality Municipal Income Trust (“IQI”)	February 29, 2012

Invesco Quality Municipal Securities (“IQM”)
Basis of Pro Forma
Each merger will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by a Fund or its shareholders as a result of a merger. The Target Funds and the Acquiring Fund are registered closed-end management investment companies. Each merger would be accomplished by a statutory merger of the applicable Target Fund with and into the Acquiring Fund. The table below shows the Acquiring Fund shares that Target Fund shareholders would have received if the merger were to have taken place on February 29, 2012.

Target Fund	Shares Converted	Acquiring Fund
IQT	14,584,614	IQI
IQM	15,092,321
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-merger periods will not be restated. All securities held by the Target Funds comply with investment objectives, strategies and restrictions of the Acquiring Fund at February 29, 2012.
Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets as of February 29, 2012.

Fund	Net Assets
IQT (Target Fund)	$202,475,282
IQM (Target Fund)	209,425,189
IQI (Acquiring Fund)	326,271,421
IQI (Pro Forma Combined)	738,071,892

Pro Forma combined net assets have been adjusted for expenses expected to be incurred by the Acquiring Fund in connection with the mergers.
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the mergers had taken place on March 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and Acquiring Fund and have been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$3,318,714
Administrative services fees (2)	(52,124)
Professional fees (3)	(1,521,365)
Listing fees (4)	(10,823)
Investment-related expenses (5)	3,358,155
Fee waiver and/or expense reimbursements (1)	(3,500,145)

(1)	Advisory fees were adjusted to reflect the proposed increase in advisory fee rate from 0.27% to 0.55% of average weekly managed assets for the Acquiring Fund based on pro forma combined managed assets. In addition, upon closing of all of the mergers, the Adviser has contractually agreed, through at least two years from the closing date of the mergers, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.50%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Acquiring Fund has incurred but did not actually pay because of an expense offset arrangement. Correspondingly, the fee waiver and/or expense reimbursements have been adjusted to reflect the contractual agreement by the Adviser. Unless the Board of Trustees and the Adviser mutually agree to amend or continue the fee waiver agreement, it will terminate two years after the closing of the mergers.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the Master Administrative Services Agreement for the Target Funds and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Listing fees were adjusted to reflect the per share listing rate based on pro forma combined shares.

(5)	Investment-related expenses were adjusted to reflect financing costs related to the anticipated issuance of Variable Rate Muni Term Preferred Shares and other financing costs based on investment strategies of the Acquiring Fund.
No significant accounting policies will change as a result of the mergers, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Security Valuations Policy
Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 5 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the twelve months ended February 29, 2012, there were no significant transfers between investment levels.

		Level 1	Level 2	Level 3	Total

IQT (Target Fund)	Municipal Obligations	$—	$303,942,785	$—	$303,942,785
IQM (Target Fund)	Municipal Obligations	—	304,788,226	—	304,788,226
IQI (Acquiring Fund)	Municipal Obligations	—	518,985,470	—	518,985,470
IQI (Pro Forma Combined)	Municipal Obligations	$—	$1,127,716,481	$—	$1,127,716,481

Note 6 — Merger Costs
The estimated total costs of the merger for each Target Fund and the Acquiring Fund are set forth in the table below.

		Estimated Portion of
	Estimated Total	Total Merger Costs to
	Merger Costs	be Paid by the Funds
IQT (Target Fund)	$140,000	$0
IQM (Target Fund)	140,000	0
IQI (Acquiring Fund)	100,000	100,000
These costs represent the estimated non recurring expenses of the Target Funds and the Acquiring Fund carrying out their obligations under the Plan and consistent of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed mergers. The Adviser will bear all costs not borne by the Funds.
Note 7 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/ restrictions of the Acquiring Fund.
Note 8 — Capital Loss Carryforward
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.
At February 29, 2012 the Target Funds, including IQT and IQM, had capital loss carryforwards of approximately $18,149,887 and $16,658,564, respectively. At February 29, 2012, the Acquiring Fund, IQI, had a capital loss carryforward of approximately $41,102,394. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Considerations of the Mergers in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Invesco California Municipal Income Trust, Invesco California Quality Municipal Securities, and Invesco
California Municipal Securities into Invesco Van Kampen California Value Municipal Income Trust
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the mergers had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Funds and the Acquiring Fund, each as identified below, for the twelve month period ended February 29, 2012. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Mergers
Note 1 — Mergers
The unaudited pro forma information has been prepared to give effect to the proposed merger of each of the Target Funds into the Acquiring Fund pursuant to an agreement and Plan of Merger (the “Plan”) as of the beginning of the period as indicated below in the table. No merger is contingent upon any other merger.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco California Municipal Income Trust (“IIC”)	Invesco Van Kampen California Value Municipal Income Trust (“VCV”)	February 29, 2012

Invesco California Quality Municipal Securities (“IQC”)

Invesco California Municipal Securities (“ICS”)
Basis of Pro Forma
Each merger will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by a Fund or its shareholders as a result of the merger. The Target Funds and the Acquiring Fund are registered closed-end management investment companies. Each merger would be accomplished by a statutory merger of the applicable Target Fund with and into the Acquiring Fund. The table below shows the Acquiring Fund shares that Target Fund shareholders would have received if the merger were to have taken place on February 29, 2012.

Target Fund	Shares Converted	Acquiring Fund
IIC	12,650,930	VCV
IQC	9,757,222
ICS	3,980,750
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-merger periods will not be restated. All securities held by the Target Funds comply with investment objectives, strategies and restrictions of the Acquiring Fund at February 29, 2012.
Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets as of February 29, 2012.

Fund	Net Assets
IIC (Target Fund)	$167,342,758
IQC (Target Fund)	129,094,753
ICS (Target Fund)	52,673,929
VCV (Acquiring Fund)	293,012,026
VCV (Pro Forma Combined)	642,123,466
Note 3 – Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the mergers had taken place on March 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$1,945,199
Administrative services fees (2)	(106,090)
Professional fees (3)	(161,009)
Listing fees (4)	(39,127)
Investment-related expenses (5)	3,413,758
Fee waiver and/or expense reimbursements (1)	(3,231,090)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined managed assets. Upon closing of all of the mergers, the Adviser has contractually agreed for at least two years following the closing of the Mergers to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.52%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Acquiring Fund has incurred but did not actually pay because of an expense offset arrangement. Correspondingly, the fee waiver and/or expense reimbursements have been adjusted to reflect the contractual agreement by the Adviser. Unless the Board of Trustees and the Adviser mutually agree to amend or continue the fee waiver agreement, it will terminate two years after the closing of the mergers.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering three funds pursuant to the Master Administrative Services Agreement for the Target Funds and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Listing fees were adjusted to reflect the per share listing rate based on pro forma combined shares.

(5)	Investment-related expenses were adjusted to reflect financing costs related to the anticipated issuance of Variable Rate Muni Term Preferred Shares and other financing costs based on investment strategies of the Acquiring Fund
No significant accounting policies will change as a result of the merger, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Security Valuations Policy
Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 5 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the twelve months ended February 29, 2012 there were no significant transfers between investment levels.

		Level 1	Level 2	Level 3	Total

IIC (Target Fund)	Municipal Obligations	$—	$232,889,601	$—	$232,889,601
IQC (Target Fund)	Municipal Obligations	—	189,795,945	—	189,795,945
ICS (Target Fund)	Municipal Obligations	—	58,787,878	—	58,787,878
VCV (Acquiring Fund)	Municipal Obligations	—	504,362,717	—	504,362,717
VCV (Pro Forma Combined)	Municipal Obligations	$—	$985,836,141	$—	$985,836,141
Note 6 — Merger Costs
The estimated total costs of the merger for each Target Fund and the Acquiring Fund are set forth in the table below.

		Estimated Portion of
	Estimated Total	Total Merger Costs to
	Merger Costs	be Paid by the Funds
IIC (Target Fund)	$140,000	$0
IQC (Target Fund)	140,000	0
ICS (Target Fund)	130,000	0
VCV (Acquiring Fund)	110,000	0
These costs represent the estimated non recurring expenses of the Target Funds and the Acquiring Fund carrying out their obligations under the Plan and consistent of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed mergers. The Adviser will bear all costs not borne by the Funds.
Note 7 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/ restrictions of the Acquiring Fund.
Note 8 — Capital Loss Carryforward
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.
At February 29, 2012, the Target Funds, including IIC, IQC, and ICS, had capital loss carryforwards of approximately $2,291,975, $12,302,990, and $499,669, respectively. At February 29, 2012, the Acquiring Fund, VCV, had a capital loss carryforward of approximately $71,798,228. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Considerations of the Mergers in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Invesco High Yield Investment Fund Inc. into Invesco Van Kampen High Income Trust II
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the merger had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the Acquiring Fund, each as identified below, for the twelve month period ended February 29, 2012. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Merger
Note 1 — Merger
The unaudited pro forma information has been prepared to give effect to the proposed merger of the Target Fund into the Acquiring Fund pursuant to an agreement and Plan of Merger (the “Plan”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco High Yield Investment Fund, Inc. (“MSY”)	Invesco Van Kampen High Income Trust II (“VLT”)	February 29, 2012
Basis of Pro Forma
The merger will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the merger. The Target Fund and the Acquiring Fund are both registered closed-end management investment companies. The merger would be accomplished by a statutory merger of the Target Fund with and into the Acquiring Fund. The table below shows the Acquiring Fund shares that Target Fund shareholders would have received if the merger were to have taken place on February 29, 2012.

Target Fund	Shares Converted	Acquiring Fund
MSY	4,409,461	VLT
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-merger periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at February 29, 2012.
Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of February 29, 2012.

Fund	Net Assets
MSY (Target Fund)	$72,277,840
VLT (Acquiring Fund)	61,755,099
VLT (Pro Forma Combined)	133,912,939
Pro Forma combined net assets have been adjusted for expenses expected to be incurred by the Acquiring Fund in connection with the merger.

Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the merger had taken place on March 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$193,392
Administrative services fees (2)	(50,000)
Professional fees (3)	(296,139)
Listing fees (4)	(21,250)
Investment-related expenses (5)	(51,577)
Fee waiver and/or expense reimbursements (1)	(266,632)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined managed assets including bank borrowings entered into to retire preferred shares. Upon closing of the Merger, the Adviser has contractually agreed for at least two years following the closing of the Merger to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 1.07%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Acquiring Fund has incurred but did not actually pay because of an expense offset arrangement. Correspondingly, the fee waiver and/or expense reimbursements have been adjusted to reflect the contractual agreement by the Adviser. Unless the Board of Trustees and the Adviser mutually agree to amend or continue the fee waiver agreement, it will terminate two years after the closing of the merger.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering one fund pursuant to the Master Administrative Services Agreement for the Target Fund and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Listing fees were adjusted to reflect the per share listing rate based on pro forma combined shares.

(5)	Investment-related expenses were adjusted to reflect financing costs related to investment strategies of the Acquiring Fund.
No significant accounting policies will change as a result of the merger, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Security Valuation Policy
Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 5 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the twelve months ended February 29, 2012, there were no significant transfers between investment levels.

		Level 1	Level 2	Level 3	Total
MSY (Target Fund)	Equity Securities	$4,472,775	$433,875	$—	$4,906,650
MSY (Target Fund)	Corporate Debt Securities	—	93,874,047	7,015	93,881,062
MSY (Target Fund)	Foreign Currency Contracts*	—	(80,533)	—	(80,533)
MSY (Target Fund)	Total	$4,472,775	$94,227,389	$7,015	$98,707,179
VLT (Acquiring Fund)	Equity Securities	$2,418,131	$355,777	$0	$2,773,908
VLT (Acquiring Fund)	Corporate Debt Securities	—	73,681,275	6,600	73,687,875
VLT (Acquiring Fund)	Foreign Debt Securities	—	7,997,805	—	7,997,805
VLT (Acquiring Fund)	Foreign Currency Contracts*	—	(63,567)	—	(63,567)
VLT (Acquiring Fund)	Total	$2,418,131	$81,971,290	$6,600	$84,396,021
VLT (Pro Forma Combined)	Total	$6,890,906	$176,198,679	$13,615	$183,103,200

*	Unrealized appreciation (depreciation).
Note 6 — Merger Costs
The estimated total costs of the merger for the Target Fund and the Acquiring Fund are set forth in the table below.

		Estimated Portion of
	Estimated Total	Total Merger Costs to
	Merger	be Paid by the Funds
MSY (Target Fund)	$190,000	$0
VLT (Acquiring Fund)	120,000	120,000
These costs represent the estimated non recurring expenses of the Target Fund and the Acquiring Fund carrying out their obligations under the Plan and consistent of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed merger. The Adviser will bear all costs not borne by the Funds.
Note 7 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/ restrictions of the Acquiring Fund.
Note 8 — Capital Loss Carryforward
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.
At February 29, 2012 the Target Fund, MSY had a capital loss carryforward of approximately $20,413,038. At February 29, 2012 the Acquiring Fund, VLT had a capital loss carryforward of approximately $32,142,797. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Considerations of the Merger in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Invesco Municipal Premium Income Trust, Invesco Van Kampen Select Sector Municipal Trust, and Invesco Van
Kampen Trust for Value Municipals into Invesco Van Kampen Municipal Opportunity Trust
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the mergers had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Funds and the Acquiring Fund, each as identified below, for the twelve month period ended February 29, 2012. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Mergers
Note 1 — Mergers
The unaudited pro forma information has been prepared to give effect to the proposed merger of each of the Target Funds into the Acquiring Fund pursuant to an agreement and Plan of Merger (the “Plan”) as of the beginning of the period as indicated below in the table. No merger is contingent upon any other merger.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Municipal Premium Income Trust (“PIA”)	Invesco Van Kampen Municipal Opportunity Trust (“VMO”)	February 29, 2012
Invesco Van Kampen Select Sector Municipal Trust (“VKL”)
Invesco Van Kampen Trust for Value Municipals (“VIM”)
Basis of Pro Forma
Each merger will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by a Fund or its shareholders as a result of a merger. The Target Funds and the Acquiring Fund are registered closed-end management investment companies. Each merger would be accomplished by a statutory merger of the applicable Target Fund with and into the Acquiring Fund. The table below shows the Acquiring Fund shares that Target Fund shareholders would have received if the merger were to have taken place on February 29, 2012.

Target Fund	Shares Converted	Acquiring Fund
PIA	10,629,685	VMO
VKL	13,488,584
VIM	9,670,718
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-merger periods will not be restated. All securities held by the Target Funds comply with investment objectives, strategies and restrictions of the Acquiring Fund at February 29, 2012.

Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets as of February 29, 2012.

Fund	Net Assets
PIA (Target Fund)	$150,776,682
VKL (Target Fund)	191,469,377
VIM (Target Fund)	137,210,808
VMO(Acquiring Fund)	480,291,241
VMO (Pro Forma Combined)	959,748,108
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the mergers had taken place on March 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$523,725
Administrative services fees (2)	(97,639)
Professional fees (3)	(1,174,440)
Listing fees (4)	(38,290)
Investment-related expenses (5)	5,258,674
Fee waiver and/or expense reimbursements (1)	(1,428,591)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined managed assets. Upon closing of all of the mergers, the Adviser has contractually agreed, through at least two years from the closing date of the mergers, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.89%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Acquiring Fund has incurred but did not actually pay because of an expense offset arrangement. Correspondingly, the fee waiver and/or expense reimbursements have been adjusted to reflect the contractual agreement by the Adviser. Unless the Board of Trustees and the Adviser mutually agree to amend or continue the fee waiver agreement, it will terminate two years after the closing of the mergers.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering three funds pursuant to the Master Administrative Services Agreement for the Target Funds and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Listing fees were adjusted to reflect the per share listing rate based on pro forma combined shares.

(5)	Investment-related expenses were adjusted to reflect financing costs related to the anticipated issuance of Variable Rate Muni Term Preferred Shares and other financing costs based on investment strategies of the Acquiring Fund.
No significant accounting policies will change as a result of the mergers, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Security Valuation Policy
Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 5 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the twelve months ended February 29, 2012, there were no significant transfers between investment levels.

		Level 1	Level 2	Level 3	Total
PIA (Target Fund)	Municipal Obligations	$—	$251,237,032	$—	$251,237,032
VKL (Target Fund)	Municipal Obligations	—	318,886,580	—	318,886,580
VIM (Target Fund)	Municipal Obligations	—	219,743,307	—	219,743,307
VMO (Acquiring Fund)	Municipal Obligations	—	822,193,743	—	822,193,743
VMO (Pro Forma Combined)	Municipal Obligations	$—	$1,612,060,662	$—	$1,612,060,662
Note 6 — Merger Costs
The estimated total costs of the merger for each Target Fund and the Acquiring Fund are set forth in the table below.

		Estimated Portion of
	Estimated Total Merger	Total Merger Costs to
	Costs	be Paid by the Funds
PIA (Target Fund)	$140,000	$0
VKL (Target Fund)	150,000	0
VIM (Target Fund)	150,000	0
VMO (Acquiring Fund)	130,000	0
These costs represent the estimated non recurring expenses of the Target Funds and the Acquiring Fund carrying out their obligations under the Plan and consistent of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed mergers. The Adviser will bear all costs not borne by the Funds.
Note 7 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/ restrictions of the Acquiring Fund.
Note 8 — Capital Loss Carryforward
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.
At February 29, 2012, the Target Funds, including PIA, VKL, and VIM, had capital loss carryforwards of approximately $26,648,849, $33,274,131, and $21,435,223, respectively. At February 29, 2012, the Acquiring Fund, VMO, had a capital loss carryforward of approximately $85,677,970. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Considerations of the Mergers in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Invesco New York Quality Municipal Securities into Invesco Van Kampen Trust for Investment Grade New
York Municipals
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the merger had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the Acquiring Fund, each as identified below, for the twelve month period ended February 29, 2012. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Merger
Note 1 — Merger
The unaudited pro forma information has been prepared to give effect to the proposed merger of the Target Fund into the Acquiring Fund pursuant to an agreement and Plan of Merger (the “Plan”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco New York Quality Municipal Securities (“IQN”)	Invesco Van Kampen Trust for Investment Grade New York Municipals (“VTN”)	February 29, 2012
Basis of Pro Forma
The merger will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the merger. The Target Fund and the Acquiring Fund are both registered closed-end management investment companies. The merger would be accomplished by a statutory merger of the Target Fund with and into the Acquiring Fund in exchange for shares of the Acquiring Fund. The table below shows the Acquiring Fund shares that Target Fund shareholders would have received if the merger were to have taken place on February 29, 2012.

Target Fund	Shares Converted	Acquiring Fund
IQN	4,247,296	VTN
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-merger periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at February 29, 2012.
Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of February 29, 2012.

Fund	Net Assets
IQN (Target Fund)	$66,265,649
VTN (Acquiring Fund)	237,814,947
VTN (Pro Forma Combined)	304,080,596

Note 3 – Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the merger had taken place on March 2, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and have been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$348,799
Administrative services fees (2)	(55,803)
Professional fees (3)	(170,717)
Listing fees (4)	(15,808)
Investment-related expenses (5)	1,358,644
Fee waiver and/or expense reimbursements (1)	(943,634)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined managed assets. Upon closing of the merger, the Adviser has contractually agreed, through at least two years from the closing date of the merger, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.69%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Acquiring Fund has incurred but did not actually pay because of an expense offset arrangement. Correspondingly, the fee waiver and/or expense reimbursements have been adjusted to reflect the contractual agreement by the Adviser. Unless the Board of Trustees and the Adviser mutually agree to amend or continue the fee waiver agreement, it will terminate two years after the closing of the merger.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering one fund pursuant to the Master Administrative Services Agreement for the Target Fund and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Listing fees were adjusted to reflect the per share listing rate based on pro forma combined shares.

(5)	Investment-related expenses were adjusted to reflect financing costs related to the anticipated issuance of Variable Rate Muni Term Preferred Shares and other financing costs based on investment strategies of the Acquiring Fund
No significant accounting policies will change as a result of the merger, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Security Valuations Policy
Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 5 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the twelve months ended February 29, 2012, there were no significant transfers between investment levels.

		Level 1	Level 2	Level 3	Total
IQN (Target Fund)	Municipal Obligations	$—	$89,991,149	$—	$89,991,149
VTN (Acquiring Fund)	Municipal Obligations	—	384,870,041	—	384,870,041
VTN (Pro Forma Combined)	Municipal Obligations	$—	$474,861,190	$—	$474,861,190
Note 6 — Merger Costs
The estimated total costs of the merger for the Target Fund and the Acquiring Fund are set forth in the table below.

		Estimated Portion of Total
	Estimated Total	Merger Costs to be Paid by the
	Merger Costs	Funds
IQN (Target Fund)	$180,000	$0
VTN (Acquiring Fund)	120,000	0
These costs represent the estimated non recurring expenses of the Target Fund and the Acquiring Fund carrying out their obligations under the Plan and consistent of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed merger. The Adviser will bear all costs not borne by the Funds.
Note 7 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/ restrictions of the Acquiring Fund.
Note 8 — Capital Loss Carryforward
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.
At February 29, 2012 the Target Fund, IQN, had a capital loss carryforward of approximately $683,607. At February 29, 2012, the Acquiring Fund, VTN, had a capital loss carryforward of approximately $27,163,307. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Considerations of the Merger in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Invesco Van Kampen Massachusetts Value Municipal Income Trust, Invesco Van Kampen Ohio Quality
Municipal Trust, and Invesco Van Kampen Trust for Investment Grade New Jersey Municipals into
Invesco Van Kampen Municipal Trust
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the mergers had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Funds and the Acquiring Fund, each as identified below, for the twelve month period ended February 29, 2012. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Mergers
Note 1 — Mergers
The unaudited pro forma information has been prepared to give effect to the proposed merger of each of the Target Funds into the Acquiring Fund pursuant to an agreement and Plan of Merger (the “Plan”) as of the beginning of the period as indicated below in the table. No merger is contingent upon any other merger.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Van Kampen Massachusetts Value Municipal Income Trust
(“VMV”)
Invesco Van Kampen Ohio Quality Municipal Trust (“VOQ”)
Invesco Van Kampen Trust for Investment Grade New Jersey
Municipals (“VTJ”)
	Invesco Van Kampen Municipal Trust (“VKQ”)	February 29, 2012
Basis of Pro Forma
Each merger will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by a Fund or its shareholders as a result of a merger. The Target Funds and the Acquiring Fund are registered closed-end management investment companies. Each merger would be accomplished by a statutory merger of the applicable Target Fund with and into the Acquiring Fund. The table below shows the Acquiring Fund shares that Target Fund shareholders would have received if the merger were to have taken place on February 29, 2012.

Target Fund	Shares Converted	Acquiring Fund
VMV	2,565,907	VKQ
VOQ	6,545,852
VTJ	7,332,519
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-merger periods will not be restated. All securities held by the Target Funds comply with investment objectives, strategies and restrictions of the Acquiring Fund at February 29, 2012.
Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets as of February 29, 2012.

Fund	Net Assets
VMV (Target Fund)	$36,508,342
VOQ (Target Fund)	93,158,210
VTJ (Target Fund)	104,337,789
VKQ (Acquiring Fund)	556,183,964
VKQ (Pro Forma Combined)	790,188,305
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the mergers had taken place on March 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	$29,804
Administrative services fees (2)	(140,653)
Investment-related expenses (3)	3,666,462
Listing fees (4)	(20,696)
Professional fees (5)	(587,919)
Fee waiver and/or expense reimbursements (1)	716,695

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined managed assets. Correspondingly, fee waivers and/or expense reimbursements have been adjusted to reflect such agreements.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering three funds pursuant to the Master Administrative Services Agreement for the Target Funds and the Acquiring Fund.

(3)	Investment-related expenses were adjusted to reflect financing costs related to the anticipated issuance of Variable Rate Muni Term Preferred Shares and other financing costs based investment strategies of the Acquiring Fund.

(4)	Listing fees were adjusted to reflect the per share listing rate based on pro forma combined shares.

(5)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
No significant accounting policies will change as a result of the mergers, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Security Valuation Policy
Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the

Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 5 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 29, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the twelve months ended February 29, 2012, there were no significant transfers between investment levels.

		Level 1	Level 2	Level 3	Total
VMV (Target Fund)	Municipal Obligations	$—	$60,051,351	$—	$60,051,351
VOQ (Target Fund)	Municipal Obligations	—	151,209,363	—	151,209,363
VTJ (Target Fund)	Municipal Obligations	—	167,177,069	—	167,177,069
VKQ (Acquiring Fund)	Municipal Obligations	—	892,390,655	—	892,390,655
VKQ (Pro Forma Combined)	Municipal Obligations	$—	$1,270,828,438	$—	$1,270,828,438
Note 6 — Merger Costs
The estimated total costs of the merger for each Target Fund and the Acquiring Fund are set forth in the table below.

		Estimated Portion of Total
	Estimated Total Merger	Merger Costs to be Paid by the
	Costs	Funds
VMV (Target Fund)	$140,000	$0
VOQ (Target Fund)	140,000	0
VTJ (Target Fund)	140,000	0
VKQ (Acquiring Fund)	140,000	0
These costs represent the estimated non recurring expenses of the Target Funds and the Acquiring Fund carrying out their obligations under the Plan and consistent of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed mergers. The Adviser will bear all costs not borne by the Funds.
Note 7 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/ restrictions of the Acquiring Fund.
Note 8 — Capital Loss Carryforward
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.
At February 29, 2012, the Target Funds, including VMV, VOQ, and VTJ, had capital loss carryforwards of approximately $6,262,814, $7,165,379, and $6,711,297, respectively. At February 29, 2012, the Acquiring Fund, VKQ, had a capital loss carryforward of approximately $88,181,515. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Considerations of the Mergers in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

APPENDIX A
SPECIAL STATE-SPECIFIC INVESTMENT CONSIDERATIONS
     Special Risk Considerations Regarding California Municipal Securities. Funds that invest in California municipal securities are susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of California municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of California municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of California municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Funds and the Funds assume no responsibility for the completeness or accuracy of such information.
     The summary below does not include all of the information pertaining to the economy, budget, receipts and disbursements of the State that would ordinarily be included in various public documents, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. The information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of California municipal securities.
     Economic condition and outlook. California’s economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. Beginning in the first quarter of 2008 and ending in the second half of 2009, California, as the rest of the nation, experienced the most significant economic downturn since the Great Depression of the 1930s, marked in California by high unemployment, steep contraction in housing construction and home values, a drop in statewide assessed valuation of property for the first time on record, a year-over-year decline in personal income in the State for the first time in 60 years, and a sharp drop in taxable sales. The continuing weakness in the State economy has caused State tax revenues to decline precipitously, resulting in large budget gaps and cash shortfalls. The State is slowly emerging from the recession, but economic growth is modest and the level of unemployment is still very high.
     California is by far the most populous state in the nation, with its April 2010 population representing over 12 percent of the total United States population.
     The unemployment rate in the State reached a high of 12.5 percent in late 2010. The rate improved thereafter, falling to 11.7 percent in May 2011, but rising to 12.0 percent for July 2011. The U.S. unemployment rate for July 2011 was 9.1 percent. Personal income increased in the State for the sixth consecutive quarter in the first quarter of 2011. After falling for six consecutive quarters, taxable sales grew in the third and fourth quarters of 2009 and continued to improve through the first quarter of 2011.
     California’s housing sector began a meager recovery during 2009 and the early months of 2010. Existing home sales stabilized around the half-million unit rate and the median sales price rose by 10% in 2010. Unsold inventory trended downward in 2009, as did the number of days needed to sell a home. However, the housing market indicators worsened during the middle of 2010 after the expiration of the federal home buyers tax credit. Housing market indicators again appeared to stabilize during the early months of 2011.
     Made-in-California exports grew by 19% in 2010 and 13% during the first half of 2011, led by strong growth in computer and electronic products, machinery and manufactured commodities.

     Revenues and expenditures. The economic downturn of the last few years adversely affected the State’s budget situation. To exacerbate the problem, as California entered the recession, annual revenues generally were less than annual expenses, resulting in a structural budget deficit.
     The State’s revenue estimates utilized in connection with the 2011 Budget Act assumed slow but positive economic growth, and the 2011 Budget Act projected that most of California’s major revenue sources will grow in fiscal 2011-12. The 2011 Budget Act also takes into account the end of federal stimulus funds which provided $4.2 billion to the State to offset General Fund costs in fiscal year 2010-11, and the expiration on June 30, 2011 of temporary surcharges on personal income taxes, sales taxes and vehicle license fees which provided $7.1 billion in the last fiscal year. The 2011 Budget act closed a projected $26.6 billion budget gap for the two fiscal years 2010-11 and 2011-12 and made substantial progress in addressing the State’s long–term structural budget deficit. Despite eliminating a significant portion of the structural deficit in the 2011 Budget Act, the State continues to face major long-term challenges and must address the remaining structural budget deficit and the consequences of budget balancing actions taken in the past.
     Budget process. The State’s fiscal year begins on July 1st and ends on June 30th of the following year. Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure is the annual Budget Act as approved by the Legislature and signed by the Governor. Appropriations also may be included in legislation other than the Budget Act.
     The Balanced Budget Amendment (“Proposition 58”) requires the State to enact a balanced budget, establishes a special reserve in the General Fund, restricts future borrowings to cover budget deficits, and provides for mid-year budget adjustments in the event that the budget falls out of balance. The Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of passage and as set forth in the budget bill. As a result of the requirements of Proposition 58, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. These restrictions apply to general obligation bonds, revenue bonds and certain other forms of long-term borrowings, but do not apply to certain short-term and inter-fund borrowings.
     In addition to Proposition 58, a number of other laws and constitutional amendments have been enacted over the years, often through voter initiatives, which have made it more difficult to raise State taxes, have restricted the use of State General Fund or special fund revenues, or have otherwise limited the Legislature and Governor’s discretion in enacting budgets.
     Current State budget. The 2011-12 budget was approved on June 30, 2011. The 2011 Budget Act was projected to end fiscal year 2011-12 with a $543 million reserve, however, it also included tiered “trigger cuts” to take effect if revenues for 2011-12 were forecast to be less than the amount assumed in the budget package by $1 billion or more.
     The California Legislative Analyst’s Office (“LAO”), in its November 2011 California Fiscal Outlook, estimates that 2011-12 will end with a $3 billion General Fund deficit. The outlook assumes lower projected revenues, the implementation of $2 billion in trigger cuts to various state programs and the expected inability of the State to achieve about $1.2 billion of other budget actions.
     Obligations of the State of California. The State Treasurer is responsible for the sale of most debt obligations of the State and its various authorities and agencies. Current State debt obligations include:
     General Obligation Bonds. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. As of August 1, 2011, the State had outstanding $71.1 billion aggregate principal amount of long-term general obligation bonds.
     Commercial Paper Notes Program. Voter-approved general obligation indebtedness may, in some cases, be issued as commercial paper notes. Commercial paper notes may be renewed or refunded by the issuance of long-

term bonds. Pursuant to the terms of the bank credit agreement presently in effect, the general obligation commercial paper program may have up to $1.57 billion in aggregate principal amount outstanding at any time. The issuance of general obligation bonds on September 28, 2011 provided funds which, together with certain additional funds, have retired all of the $1.29 billion aggregate principal amount of general obligation commercial paper notes which had been outstanding. The State plans to terminate its existing bank credit agreement and restructure the commercial paper notes program.
     Lease-Revenue Obligations. The State builds and acquires facilities through the use of lease revenue borrowing, in addition to general obligation bonds. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities, such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency, the California State University, the Judicial Council or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. The State had approximately $9.4 billion in lease-revenue obligations outstanding as of August 1, 2011.
     Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State has issued revenue anticipation notes (“RANs”) in all but one fiscal year since the mid-1980’s to partially fund timing differences between receipts and disbursements. By law, RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued revenue anticipation warrants (“RAWs”), which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any “Unapplied Money” in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to pay priority payments.
     Other issuers of California municipal obligations. There are a number of State agencies, instrumentalities, and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued may vary considerably from the credit quality of the obligations backed by the full faith and credit of the State. The State of California has no obligation with respect to any obligations or securities of a county or any of the other participating entities, although under existing legal precedents, the State may be obligated to ensure that school districts have sufficient funds to operate. State agencies and authorities had approximately $59 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 2011.
     Bond ratings. The State’s general obligation bonds are currently rated A- (with a stable outlook) by S&P and A1 by Moody’s (with a stable outlook) (ratings confirmed as of December 8, 2011). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.
     Legal proceedings. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings (described in the State’s recent financial statements) that, if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Tax-Free California Fund.
     Other considerations. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California, in 1989, and Southern California, in 1994, experienced major earthquakes causing billions of dollars in damages. The State’s and any other municipal issuers’ outstanding obligations could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions due to earthquakes. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

     The Tax-Free California Fund is susceptible to political, economic or regulatory factors affecting issuers of California municipal obligations. These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters. The information provided is only a brief summary of the complex factors affecting the financial situation in California and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State and local agencies in California or contained in Official Statements for various California municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.
     Special Investment Considerations Regarding Massachusetts Municipal Securities. A Fund that invests in Massachusetts (referred to herein as the “Commonwealth” or “Massachusetts”) municipal securities are susceptible to political, economic, regulatory or other factors affecting issuers of Massachusetts municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of Massachusetts municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of Massachusetts municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of Massachusetts municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information.
     The summary below does not include all of the information pertaining to the economy, budget, receipts and disbursements of the Commonwealth that would ordinarily be included in various public documents, such as an official statement prepared in connection with the issuance of general obligation bonds of the Commonwealth. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The creditworthiness of obligations issued by local Massachusetts issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth, and there is no obligation on the part of the Commonwealth to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within Massachusetts, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. The information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of Massachusetts municipal securities.
     Economic condition and outlook. Massachusetts is a densely populated state with a well-educated population and comparatively high income levels. The Commonwealth’s economy remains diversified, but its strongest component is its knowledge-based technology and service sectors. The four largest sectors of the economy, real estate and rental and leasing, professional and technical services, finance and insurance, and health care and social assistance, contributed 47.2% of the 2010 Massachusetts gross domestic product.
     Following significant declines in 2002 and 2003, total non-agricultural employment in the Commonwealth eventually increased 0.5% in 2005 and continued to increase through 2008. Employment declined 3.3% in 2009 and grew 0.2% in 2010. Since the beginning of the recession in December 2007 there has been a net loss of approximately 46,000 jobs in Massachusetts. The job losses were not spread evenly across all sectors. The construction and manufacturing sectors were the hardest hit with losses of 26.2% and 21.6%, respectively. However, the education and health sector and the leisure and hospitality sector have seen growth of 7.2% and 8.6%, respectively.
     The Commonwealth’s economy has outperformed the nation’s economy as a whole during and following the most recent recession. Home prices in Massachusetts have fallen by less than in the U.S. as a whole. The Commonwealth’s unemployment rate rose from 5.2% in July 2008 to a high of 9.5% in February 2011, but has since declined, and in November 2011 was 7.0%. This decline is greater than in the nation as a whole, where unemployment rose from 5.8% in July 2008 to a high of 10.1% in October 2009, and declined to 8.6% in November 2011.

     Federal government spending contributes significantly to the Massachusetts economy. In fiscal 2010, Massachusetts received almost $82.5 billion, a 1.7% decrease from 2009, and ranked ninth among the states in per capita distribution of federal funds, with total spending of $12,593 per person, excluding loans and insurance.
     Revenues and expenditures. The Commonwealth collects a variety of taxes and receives revenues from other non-tax sources, including the federal government and various fees, fines, court revenues, assessments, reimbursements, interest earnings and transfers from its non-budgeted funds. Total primary government revenues increased by $2.7 billion in fiscal year 2011 or 5.4% over fiscal year 2010. Tax revenues increased by $2.0 billion, or 10.7%, primarily as the result of the growth in individual income tax.
     The major components of state tax revenue are the income tax, the sales and use tax, and the corporations and other business and excise taxes which were projected to account for approximately 55.2%, 24.8%, and 11.3%, respectively, of total tax revenues in fiscal 2011. Dedicated portions of the Commonwealth’s sales tax revenues are pledged to provide financial support for the Massachusetts Bay Transportation Authority and the Massachusetts School Building Authority.
     Municipal revenues consist of taxes on real and personal property, distributions from the Commonwealth under a variety of programs and formulas, local receipts (including motor vehicle excise taxes, local options taxes, fines, licenses and permits, charges for utility and other services and investment income) and appropriations from other available funds (including general and dedicated reserve funds). Following the enactment in 1980 of the tax limitation initiative petition commonly known as Proposition 2 1/2, local governments have become increasingly reliant on distribution of revenues from the Commonwealth to support local programs and services, although the amount of aid received varies significantly among municipalities. As a result of comprehensive education reform legislation enacted in June 1993, a large portion of local aid general revenue sharing funds is earmarked for public education and distributed through a formula designed to provide more aid to the Commonwealth’s poorer communities. There are also several specific local aid programs, such as public libraries, police education incentives, and property tax abatement for certain elderly or disabled residents.
     Total expenses of the primary government increased by $1.2 billion in fiscal year 2011, or 2.3% over fiscal year 2010. This included a $1.45 billion increase in Medicaid spending and a decline of $1.05 billion in unemployment insurance compensation expenses.
     At the end of fiscal year 2011 the liabilities of the primary government exceeded assets by almost $18.5 billion, a reduction of $137 million from the fiscal year 2010 deficit.
     Fiscal 2011 budgeted fund total revenues and other financing sources exceeded fiscal 2011 budgeted fund total expenditures and other uses by $998 million, and fiscal 2011 ended with a budgeted fund balance of $1.901 billion. Of that amount, $1.379 billion was reserved in the Stabilization Fund, $400 million was reserved for continuing appropriations and debt service and $122 million was undesignated. The Stabilization Fund balance at the end of fiscal 2011 represents a $709 million increase from the close of fiscal 2010.
     Budget process. The House of Representatives generally approves its version of the budget in late April, and the Senate generally approves its version in late May. The differences are then reconciled by legislatively conference committee in June, so that a final version can be enacted by Legislature and sent to the Governor for his approval prior to the start of the new fiscal year on July 1.
     Current Commonwealth budget. Total spending in the final fiscal 2012 budget amounts to approximately $30.6 billion. The current budget assumes tax revenues of $21.010 billion, enhanced tax enforcement initiatives (an additional $61.5 million) and the impact of a two-day sales tax holiday held on August 13-14, 2011 (reduction of $20.6 million).
     On November 16, 1991, the Governor approved legislation containing pension reforms, including increasing the retirement ages, eliminating early retirement subsidies and increasing the period for average earnings from the highest three years to the highest five years for all new state employees who join a retirement system on or after April 2, 2012. The legislation is expected to generate savings of more than $3 billion to the Commonwealth and $2 billion for municipalities over the next 30 years.
     Obligations of the Commonwealth of Massachusetts. The Commonwealth incorporates the periodic use of commercial paper borrowing to meet cash flow needs for both capital and operating expenditures. The Commonwealth periodically makes several cash flow borrowings for operating purposes. All commercial paper of the Commonwealth issued for operating purposes in a fiscal year is required by state finance law to be paid not later than June 30 of such year.
     The Commonwealth is authorized to issue three types of long-term debt directly – general obligation debt, special obligation debt, and federal grant anticipation notes. General obligation debt is secured by a pledge of the full faith and credit of the Commonwealth. Special obligation debt may be secured either with a pledge of receipts credited to the Commonwealth Transportation Fund or with a pledge of receipts credited to the Convention Center Fund. Federal grant anticipation notes are secured by a pledge of federal highway construction reimbursements. As of June 30, 2011, the amount of Commonwealth long-term debt was approximately $20.9 billion, consisting of approximately $18.5 billion of general obligation debt, $1.6 billion of special obligation debt, and $767 million of federal grant anticipation notes. Based on the United States census resident population estimate for Massachusetts for 2011, the per capita amount of such debt as of the end of fiscal year 2011 was approximately $3,720.
     In addition to the long-term liabilities described above, the Commonwealth is also authorized to pledge its credit in aid of and provide contractual support for certain independent authorities and political subdivisions within the Commonwealth. These Commonwealth liabilities are classified as general obligation contract assistance liabilities, budgetary contractual assistance liabilities or contingent liabilities. General obligation contract assistance liabilities arise from statutory requirements for payments by the Commonwealth to the Massachusetts Water Pollution Abatement Trust, the Massachusetts Department of Transportation and the Massachusetts Development Finance Agency that are used by such entities to pay a portion of the debt service on certain of their outstanding bonds. Such liabilities constitute a pledge of the Commonwealth’s credit for which a two-thirds vote of the Legislature is required. Budgetary contractual assistance liabilities arise from statutory requirements for payments by the Commonwealth under certain capital leases. Such liabilities do not constitute a pledge of the Commonwealth’s credit. Contingent liabilities relate to debt obligations of independent authorities and agencies of the Commonwealth that are expected to be paid without Commonwealth assistance, but for which the Commonwealth has some kind of liability if expected payment sources do not materialize.
     Massachusetts statutes limit the Commonwealth’s ability to issue direct debt. The direct debt limit for fiscal year 2011 was approximately $18.0 billion. Outstanding debt subject to the limit at fiscal year end was approximately $16.3 billion. The limit increases by 5% each year. Pursuant to legislation enacted over the years, certain outstanding Commonwealth debt obligations are not counted in computing the amount of bonds subject to the limit. The limit for fiscal year 2012 is approximately $18.9 billion.
     Legislation enacted in 1999 also provides that no more than 10% of the appropriations in any fiscal year may be expended for payment of interest and principal on general obligation debt of the Commonwealth. Debt service relating to bonds that are excluded from the debt limit on direct debt is not included in the limit on debt service appropriations.
     During the 2009 fiscal year, the Commonwealth announced an administrative policy that sets the annual borrowing limit at a level designed to keep debt service at a maximum of 8% of budgeted revenues. The debt management policy also limits future annual growth in the bond cap to not more than $125 million through fiscal 2012.
     Bond ratings. The State’s general obligation bonds are rated AA+ by S&P and Aa1 by Moody’s (ratings confirmed as of March 1, 2012). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Massachusetts issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.
     Legal proceedings. The Commonwealth is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the Commonwealth arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of law. For those cases in which it is probable that a loss will be incurred and the amount of potential judgment can be reasonably be estimated or a settlement or judgment has been reached but not paid, the Attorney General estimates fiscal year 2012 liability at $20 million.
     Other considerations. The Fund is susceptible to political, economic or regulatory factors affecting issuers of Massachusetts municipal obligations. The information provided is only a brief summary of the complex factors affecting the financial situation in Massachusetts and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State agencies in Massachusetts or contained in Official Statements for various Massachusetts municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.
     Special Investment Considerations Regarding New Jersey Municipal Securities. A Fund that invests in New Jersey (referred to herein as the “State” or “New Jersey”) municipal securities is susceptible to political, economic, regulatory or other factors affecting issuers of New Jersey municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of New Jersey municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of New Jersey municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of New Jersey municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information.
     The summary below does not include all of the information pertaining to the economy, budget, receipts and disbursements of the State that would ordinarily be included in various public documents, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The creditworthiness of obligations issued by local New Jersey issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within New Jersey, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. The information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of New Jersey municipal securities.
     Economic condition and outlook. New Jersey is the eleventh largest state in population and the fifth smallest in land area. According to the United States Bureau of the Census, the population of New Jersey was 8,414,350 in 2000 and 8,791,894 in 2010. With an average of 1,196 persons per square mile, it is the most densely populated of all the states. Centrally located in the Northeast, New Jersey is near many major cities such as New York, Boston, Washington D.C., and Philadelphia. The State’s favorable location is bolstered by an extensive highway system, as well as other major land, air, and water transportation systems and facilities. The Port of Newark-Elizabeth Marine Terminal is the East Coast’s largest seaport and handles about one-third of the nation’s ocean going trade. Various commercial and industrial businesses have headquarters or regional offices within New Jersey’s borders, including substantial construction, pharmaceutical, manufacturing, chemical, financial and service industries. Since 1978, casino gambling in Atlantic City has been an important State tourist attraction.
     New Jersey has a diversified economic base, consisting of a variety of manufacturing, constructions and service industries, supplemented by rural areas with selective commercial agriculture. The construction, manufacturing and mining sectors experienced the largest job losses over the recession. Since the beginning of 2010, the greatest employment increases have been in the other services, education and health services, and professional and business services sectors. Layoffs of government employees due to the State’s persistent budget issues and the re-entry of formerly discouraged jobseekers into the job market have contributed to the State’s high unemployment which still exceeded the national average by .7% as of January 2012.

     The State’s economic indicators (not seasonally adjusted), showed that total private dwelling units authorized by building permits in January 2012, were 950, up from 922 the prior year, the unemployment rate for January, 2012 was 9.0%, which is down from 9.4% the prior year and non-farm payroll employment in January, 2012 was approximately 3,807,300, up from approximately 3,756,300 the prior year. Real per capital personal income in New Jersey was approximately $45,233 in the third quarter of 2011, up from $45, 232 in the third quarter of 2009. New Jersey unemployment still exceeds the national average as of January 2012 by .7%.
     Revenues and expenditures. The primary government’s assets and deferred outflows for fiscal year 2011 total $36.9 billion, an increase of $925.5 million from the prior fiscal year. As of June 30, 2011, liabilities exceed assets and deferred outflows by $34.2 billion. The State’s unrestricted net assets, which represent net assets that have no statutory commitments and are available for discretionary use, totaled a negative $45.1 billion. The negative balance was primarily a result of under funding the annual pension costs to the State’s retirement system and the State’s recognition of other postemployment benefits. Financing activities that have contributed to the State ‘s negative unrestricted net asst amount include liabilities from pension bonds, the funding of a portion of local elementary and high school construction, and the securitization of a major portion of annual tobacco master settlement agreement receipts, with no corresponding assets.
     The economic slowdown caused a falloff in State revenues. During fiscal 2011 the State implemented tax increases, expenditure reductions (including layoffs of State employees), expenditure deferrals, and draw-downs of reserves, as well as using federal stimulus money. The State and its political subdivisions also face increasing financial pressure from costs relating to pensions and other post-employment benefits for government employees.
     Budget process. The State Constitution has a balanced budget measure which provides that no money shall be drawn from the State Treasury but for appropriations made by law and that no law appropriating money for any state purpose shall be enacted if the appropriations contained therein, together with all prior appropriations made for the same fiscal period, shall exceed the total amount of revenue on hand and anticipated to be available to meet such appropriations during such fiscal period, as certified by the Governor.
     In addition, the State Constitution has a debt limitation clause which provides that the State Legislature shall not, in any manner, create in any fiscal year a debt or liability of the State, which, together with any previous debts or liabilities, shall exceed at any time 1% of the total amount appropriated by the general appropriation law for such year, unless the same shall be authorized by a law for some single object or work distinctly specified therein, or shall have been approved by the voters. The debt limitation clause was amended in 2008 and currently prohibits the State Legislature from enacting any law that creates or authorizes the creation of a debt or liability of an autonomous State corporate entity, which debt or liability has a pledge of an annual appropriation as the means to pay the principal of and interest on such debt or liability, unless approved by the voters.
     Current State budget. Total budgeted revenues for fiscal 2012 are $29.6 billion, which is approximately 4% above fiscal 2011 levels. Total budgeted appropriations for fiscal 2012 are $29.7 billion, which is approximately 1.2% above fiscal 2011 levels.
     Obligations of the State of New Jersey. For the year ended June 20, 2011, New Jersey’s long-term debt obligations increased 12.3%, to $65.1 billion, which includes a net increase in bonded debt of $7.1 billion. During the fiscal year, the State issued $4.9 billion in bonds. New money issuances represented $1.6 billion, primarily for transportation and education system improvements, while $3.3 billion represented five refunding transactions that provided the State with $30.9 million in net present value savings. During fiscal year 2011, the State paid $2.4 billion in debt service on its long-term obligations.
     Non-bonded portions of the State’s long-term debt total $27.0 billion. This amount represents a $6.0 billion increase from the prior fiscal year and is mainly attributable to increases in net pension obligations as well as the State’s other postemployment benefits obligations.
     New Jersey’s debt burden has increased substantially in the past decade and is high by any number of measurements, which may reduce financial flexibility in the future. New Jersey now has the fourth highest per capita debt burden among the states.

     Bond ratings. Bond ratings. The State’s general obligation bonds are rated AA- by S&P and Aa3 by Moody’s (ratings confirmed as of March 1, 2012. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local New Jersey issuers may be unrelated to the creditworthiness of obligations issued by the State of New Jersey, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.
     Other issuers of New Jersey municipal obligations. The New Jersey Local Bond Law (N.J.S.A. Section 40A:2-1 et seq.) (“Local Bond Law”) governs the issuance of bonds and notes by local units (including counties). The statute provides that (i) the power and obligation of a local unit to pay any and all bonds and notes issued by it pursuant to the Local Bond Law shall be unlimited, (ii) the county or municipality shall levy ad valorem taxes upon all taxable property therein for the payment of the principal of and interest on such bonds and notes, without limitation as to rate or amount, (iii) no local unit shall authorize obligations for any improvement or purpose having a period of usefulness of less than five years, and (iv) after issuance, all obligations shall be conclusively presumed to be fully authorized and issued under all of the laws of the State, and any person shall be estopped from questioning their sale, execution or delivery by the local unit.
     No bond ordinance will be finally adopted if it appears from the supplemental debt statement required by the Local Bond Law that the percentage of net debt as stated therein exceeds 2%, in the case of a county, or 3 1/2%, in the case of a municipality. The Local Bond Law sets forth certain exceptions to the foregoing debt limitation.
     A local government may seek a waiver from the Local Finance Board from the debt limitation for a bond ordinance authorizing obligations solely for the exceptions set forth in the Local Bond Law. Approval of bond and note financing in excess of the debt limit in certain instances require the applicant to justify and demonstrate the existence of extraordinary conditions. The Local Finance Board is a functional area within the Division of Local Government Services. It is statutorily responsible for promulgating rules and regulations on the fiscal obligations, fiscal reporting and overseeing the fiscal condition of all New Jersey municipalities, counties, local authorities and special districts.
     In 2010, New Jersey enacted a property tax cap that placed a 2% limit on annual property-tax increases, which may put additional financial pressure local governments. Costs associated with debt service are not subject to the property tax cap.
     Legal proceedings. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings (described in the State’s recent financial statements) that, if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund.
     Other considerations. The Fund is susceptible to political, economic or regulatory factors affecting issuers of New Jersey municipal obligations. The information provided is only a brief summary of the complex factors affecting the financial situation in New Jersey and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State agencies in New Jersey or contained in Official Statements for various New Jersey municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.
     Special Investment Considerations Regarding New York Municipal Securities. Funds that invest in New York municipal securities are susceptible to political, economic, regulatory or other factors affecting issuers of New York municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of New York municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of New York municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of New York municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Funds, and the Funds assume no responsibility for the completeness or accuracy of such information.

     The summary below does not include all of the information pertaining to the budget, receipts and disbursements of the State of New York (“New York” or the “State”) that would ordinarily be included in various public documents issued thereby, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Such an official statement, together with any updates or supplements thereto, may generally be obtained upon request to the Division of Budget of the State of New York (“DOB”) of the State. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within New York, and it is possible a Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of New York municipal securities.
     Economic condition and outlook. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy.
     During 2010, economic conditions began to improve for both the nation and New York State. Private sector employment slowly started to increase, although gains were partially offset by rising job losses in government. While the State as a whole outperformed the nation, the recovery in the State was still slow by historical standards, and not all regions of the State benefitted equally. At the beginning of 2011, the recovery continued to be weak, with consumers buffeted by rising energy prices and renewed declines in home values.
     Although job growth resumed in 2010, unemployment rates remain high. During the recession, the unemployment rate more than doubled for the nation (rising from 4.4% in May 2007 to 10.1% in October 2009) and for New York State (rising from 4.3% in March 2007 to 8.9% in September 2009). By December 2010 the rate had only eased to 9.4% for the nation and 8.2% for New York.
     Personal income rebounded in 2010 following declines in 2009. Nationally, personal income increased by 3%, while New York’s gain of 4.1% was the second-highest growth rate among all the states. Wages, the largest component of personal income, increased in New York in 2010 after falling by 7.2% in 2009. The rebound in personal income and wages reflects Wall Street’s continued recovery from the financial crisis. During 2010, the broker/dealer operations of New York Stock Exchange member firms earned $27.6 billion, second only to the record profits of $61.4 billion earned in 2009 (during the previous two years, the industry had combined losses of $53.8 billion). The rapid return to profitability was driven by government bailouts, the Federal Reserve’s low interest rate polices and other government actions.
     Although the securities industry accounted for less than 3% of all jobs in the State it comprised 12.5% of all wages in 2010 and accounted for more than one-third of the statewide increase in total wages in 2010.
     General government results. An operating surplus of $1.5 billion is reported in the New York State General Fund for fiscal year ended March 31, 2011. This results in an accumulated General Fund deficit of $2 billion. The State completed its fiscal year ended March 31, 2011, with a combined Governmental Funds operating surplus of $1.9 billion as compared to a combined Governmental Funds operating surplus for the preceding fiscal year of $123 million. The combined operating surplus of $1.9 billion included an operating surplus in the General Fund of $1.5 billion as well as in the Federal Special Reserve Fund of $2 million, in the General Debt Service Fund of $276 million and in the Other Governmental Funds of $94 million.
     The State’s financial position as shown in its Governmental Funds Balance Sheet as of March 31, 2011, includes a fund balance of $5.8 billion comprised of $34 billion of assets available to liquidate liabilities of $28.2 billion. The Governmental Funds fund balance includes a $2 billion accumulated deficit in the General Fund.
     Budget process. New York’s budget process begins with the Governor’s submission of the Executive Budget to the Legislature each January, in preparation for the start of the fiscal year on April 1. New York’s Constitution requires the Governor to submit an Executive Budget that is balanced on a cash basis in the General Fund— the Fund that receives the majority of State taxes, and all income not earmarked for a particular program or activity. In acting on the bills submitted by the Governor, the Legislature has certain powers to alter the recommended appropriations and proposed changes to existing law. Once the appropriation bills and other bills become law, the Division of Budget of the State of New York (“DOB”) revises the State Financial Plan to reflect the Legislature’s actions, and begins the process of implementing the budget.
     State budgetary outlook. The DOB currently projects that the State will end the 2011-12 fiscal year with a General Fund balance of $1.7 billion, which consists of $1.0 billion in the Tax Stabilization Reserve, $275 million in the Rainy Day Reserve, $275 million in the Contingency Reserve Fund, and $13 million in undesignated fund balance. The estimated closing balance reflects the assumption that the estimated current year shortfall of $350 million is closed through administrative or legislative actions or both..
     General Fund disbursements, including transfers to other funds, are expected to total $56.8 billion in 2011-12, an increase of $1.4 billion (2.4%) over preliminary 2010-11 results. General Fund spending is projected to grow at an average annual rate of 12.8% from 2010-11 through 2013-14. State Operating Funds disbursements for 2011-12 are estimated to total $86.9 billion, and increase of $2.4 billion (2.9%) over preliminary 2010-11 results. For both the General Fund and State Operating Funds, spending growth is driven by Medicaid, education, pension costs, employee and retiree health benefits, social services programs and debt service.
     In the most recent State annual report, it was noted that the enacted 2011-12 budget made significant progress in addressing the State’s structural deficit primarily through spending reductions and without relying heavily on non-recurring or temporary revenue. The State also needs to do a better job of monitoring its debt levels. Debt service is one of the fastest growing categories of the budget and much of this debt has been issued by public authorities without voter approval.
     The budget gap for 2012-13, which the Governor must address in his Executive Budget due on February 1, 2012, is now projected at $3.25 billion. In the General Fund, the projected budget gaps total approximately $3.25 billion in 2012-13, $3.3 billion in 2013-14 and $4.8 billion in 2013-14.
     Debt and other financing activities. The State has obtained long-term financing in the form of voter-approved general obligation debt (“voter-approved debt”) and other obligations that are authorized by legislation but not approved by the voters (“non-voter–approved debt”), including lease-purchase contractual obligations where the State’s legal obligation to make payments is subject to and paid from annual appropriations made by the Legislature or from assignment of revenue in the case of Tobacco Settlement Revenue Bonds. The indebtedness of the State may be classified as State-supported debt and State-related debt.
     State-supported debt. State-supported debt includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature. These include the State Personal Income Tax (“PIT”) Revenue Bond Program and the New York Local Government Assistance Program bonds.
     The Debt Reform Act of 2000 (the “Act”) imposes statutory limitations which restrict the issuance of State-supported debt to capital purposes only and establishes a maximum term of 30 years for such debt. The Act also imposed phased-in caps that ultimately limit the amount of new State-supported debt (issued on or after April 1, 2000) to 4% of State personal income, and new State-supported debt service (on debt issued on and after April 1, 2000) to 5% of total governmental funds receipts. For the fiscal year ended March 31, 2011, the cumulative debt outstanding and debt service caps were 4.00% and 4.32%, respectively. The Act does not apply to debt which is not considered State-supported and therefore does not encompass State-guaranteed debt, moral obligation debt, and contingent-contractual obligations financing such as the bonds issued by the Tobacco Settlement Financing Corporation.
     General obligation debt. General obligation debt is debt to which the full faith and credit of the State has been pledged. Under New York’s Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. Under the State Constitution, the State may undertake short-term general obligation borrowings without voter approval (i)

in anticipation of the receipt of taxes and revenues, by issuing general obligation tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. General obligation debt is currently authorized for transportation, environment and housing purposes. The State had $3.625 billion in general obligation bonds outstanding at 2011 fiscal year-end. During the year the State issued $500 million in general obligation bonds. The total amount of general obligation bonded debt authorized but not yet issued at 2010–2011 year-end was $1.7 billion. At March 31, 2011 the State had $56.1 billion in bonds, notes and other financing agreements outstanding compared with $55.3 billion last year, an increase of $842 million. New York has never defaulted on any of its general obligation debt.
     State-supported lease-purchase and contractual-obligation financings. Prior to the commencement of the State PIT Revenue issuances in 2002, public authorities or municipalities issued other long-term, lease-purchase and contractual-obligation debt. This type of debt, where debt service is payable from monies received from the State and is subject to annual State appropriation, not general obligations of the State. Under this financing structure bonds were issued to finance various capital programs, including those which finance the State’s highway and bridge projects, State University of New York and City University of New York educational facilities, health and mental hygiene facilities, prison construction and rehabilitation, economic development projects, State buildings and housing programs, and equipment acquisitions. Debt service payable to certain public authorities from State appropriations for such lease-purchase and contractual obligation financings may be paid from general resources of the State or from dedicated tax and other sources (i.e., State personal income taxes, motor vehicle and motor fuel related-taxes, dormitory facility rentals, and patient charges). Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State’s obligation to make such payments is expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. New York has never defaulted on any of its obligations under lease purchase or contractual obligation financing arrangements. As of March 31, 2011, the State had long-term debt obligations of $40.4 billion under lease/purchase and other financing arrangements (nonvoter approved), a decrease from $40.7 billion for fiscal 2010.
     State-related debt. State-related debt is a broader measure of State debt that includes the State-supported debt referenced above, as well as State-guaranteed debt (to which the full faith and credit of the State has been pledged), moral obligation financings and certain contingent-contractual obligation financings.
     Contingent contractual-obligation financing. New York may also enter into statutorily authorized contingent contractual-obligation via a service contracts obligating it to pay debt service on bonds, subject to annual appropriation, in the event there are shortfalls in revenues from other non-State resources pledged, or otherwise available, to pay the debt service on the bonds. New York has never been required to make any payments under this financing arrangement, but the bankruptcy of certain hospitals in the secured hospitals program may require the State to make payments in the future.
     Moral obligation financings. Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer’s debt service reserve fund. There has never been a payment default on any moral obligation debt of any public authority. The DOB does not expect the State to increase statutory authorizations for moral obligation bond programs. The State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 2011-12 fiscal year.
     State-guaranteed financings. Pursuant to specific constitutional authorization, New York may also directly guarantee certain public authority obligations. Payments of debt service on State-guaranteed bonds and notes are legally enforceable obligations of the State. The only current authorization provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Job Development Authority. The State has never been called upon to make any direct payments pursuant to any such guarantees and does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 2011-12 fiscal year.
     Public authorities. Public authorities refer to certain public benefit corporations, created pursuant to State law. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations, particularly those using State-supported or State-related debt. As of December 31, 2010, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was approximately $161 billion, only a portion of which constitutes State-supported or State-related debt.
     New York City (the “City”). The fiscal demands on New York may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.
     Other Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. Between 2004 and July 2010, the New York Legislature authorized 21 bond issuances to finance local government operating deficits. Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the State or federal government may reduce (or in some cases eliminate) funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that localities or local public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.
     Bond ratings. The State’s general obligation bonds are rated AA (with a stable outlook) by S&P and Aa2 (with a stable outlook) by Moody’s (ratings confirmed as of December 12, 2011 and December 8, 2011, respectively). There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.
     Risk management. New York State does not insure its buildings or their contents against theft, fire or other risks and does not insure its automobiles against the possibility of bodily injury and property damages. The State does, however, have fidelity insurance on State employees. Workers’ compensation coverage is provided on a self-insurance basis.
     Legal proceedings. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and federal laws.
     Included in the State’s outstanding litigation are a number of cases challenging the legality or the adequacy of a variety of significant social welfare programs primarily involving the State’s Medicaid and mental health programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care that could require substantial increased financing of the litigated programs in the future.
     With respect to pending and threatened litigation, the State has reported liabilities of $538 million for awarded and anticipated unfavorable judgments. In addition, the State is party to other claims and litigation that its legal counsel has advised may result in possible adverse court decisions with estimated potential losses of approximately $379 million.
     Other considerations. The Tax-Free New York Fund is susceptible to political, economic or regulatory factors affecting issuers of New York municipal obligations. The information provided is only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State agencies in New York or contained in Official Statements for various New York municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.
     Special Investment Considerations Regarding Ohio Municipal Securities. A Fund that invests in Ohio (referred to herein as the “State” or New Jersey”) municipal securities is susceptible to political, economic, regulatory or other factors affecting issuers of Ohio municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of Ohio municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of Ohio municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of Ohio municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information.
     The summary below does not include all of the information pertaining to the economy, budget, receipts and disbursements of the State that would ordinarily be included in various public documents, such as an official statement prepared in connection with the issuance of general obligation bonds of the State. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The creditworthiness of obligations issued by local Ohio issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within Ohio, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. The information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of Ohio municipal securities.
     Economic condition and outlook. Although manufacturing (including auto-related manufacturing) in Ohio remains an integral part of the State’s economy, the greatest growth in recent years has been in the non-manufacturing sectors. In 2009, Ohio’s economic output as measured by gross state product totaled $462.0 billion, 3.30% of the national gross product and eighth largest among the states. Ohio ranks fifth within the manufacturing sector as a whole ($73.2 billion) and third in durable goods ($42.0 billion). Ohio is the seventh largest exporting state with 2009 merchandise exports totaling $34.1 billion.
     The State’s overall unemployment rate is commonly somewhat higher than the national figure. For example, the reported average monthly State unemployment rates for 2007, 2008, 2009, and 2010 were 5.6%, 6.6%, 10.2%, and 10.1%, respectively, compared to national rates of 4.6%, 5.8%, 9.3%, and 9.6% , respectively. In 2011 the State’s monthly rates fluctuated above and below the national rates, and in December 2011, the State unemployment rate was 8.1% compared to the national rate of 8.5%.
     Payroll employment in Ohio increased in 2004 through 2006 and decreased in 2007 through 2010. Employment is shifting toward the service industry, with manufacturing employment decreasing. The “non-manufacturing” sector employs approximately 88% of all non-farm payroll workers in the State. While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and machinery, including electrical machinery. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State’s area devoted to farming and a significant portion of total employment in agribusiness.
     Ohio is the seventh most populous state. The Census count for 2010 was 11,536,504, up from 11,353,140 in 2000.
     Revenues and expenditures. Most State operations are financed through the General Revenue Fund (“GRF”). Personal income and sales-use taxes are the major sources of GRF tax revenue.

     The Ohio Office of Budget and Management (“OBM”) continually monitors and analyzes revenues and expenditures developments (including pending litigation) affecting both, and prepares a financial report summarizing its analysis at the end of each month.
     The 2010-11 biennial appropriations Act (the “2010-11 Act”) was approved on July 17, 2009. All necessary debt service and lease-rental payments related to State obligations for the entire 2010-11 biennium were fully appropriated for the three week interim period and under the final 2010-11 Act. Reflecting the final implementation of the restructuring of State taxes commenced in 2006-07 and a conservative underlying economic forecast, the 2010-11 Act provided for total GRF biennial appropriations of approximately $50.5 billion (a 3.8% decrease from the 2008-09 biennial expenditures) and total GRF biennial revenues of approximately $51.1 billion (a 4.2% decrease from the 2008-09 biennial revenues). Appropriations for major program categories compared to 2008-09 actual spending reflected increases of 3.4% for Medicaid (excluding American Recovery and Reinvestment Act of 2009 (“ARRA”) funding) and 0.7% for corrections and youth services; and decreases of 13.8% for mental health and development disabilities, 8.3% for higher education, and 5.15% for elementary and secondary education. The 2010-11 Act also included the restructuring of $736 million of fiscal years 2010 and 2011 GRF fund debt service into fiscal years 2012 through 2025.
     During fiscal year 2011, net assets of the State’s primary government increased by $2.6 billion and ended fiscal year 2011 with a balance of $22.8 billion. Net assets of the State’s component units increased by $1.4 billion and ended fiscal year 2011 with a balance of $13.8 billion.
     As of June 30, 2011, the General Fund’s fund balance was approximately $2.2 billion. The General Fund’s fund balance increased by $606.9 million (exclusive of a $3.8 million increase in inventories) or 37.6% during fiscal year 2011. The General Fund includes the State’s GRF as well as other funds, such as the budget stabilization fund and certain reimbursement-supported funds used for activities administered by State agencies and departments.
     Budget process. Consistent with the Ohio Constitution provision that no State appropriation may be made for a period longer than two years, the State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is effectively precluded by law from ending its July 1 to June 30 fiscal year or fiscal biennium in a deficit position. Most State operations are financed through the GRF, for which the personal income and sales use taxes are the major sources.
     Current State budget. The 2012-13 biennial appropriations Act (the “2012-13 Act”) was approved on June 30, 2011. To address the use of non-recurring funding sources in the 2010-11 biennium including amounts received under ARRA, the 2012-13 Act includes targeted spending cuts across most State agencies and major new Medicaid reform and cost containment measures. Reflecting tax law changes and a conservative underlying economic forecast, the 2012-13 Act provides for total GRF biennial appropriations of approximately $55.78 billion (an 11% increase from 2010-11 GRF biennial expenditures) and total GRF biennial estimated revenues of approximately $56.07 billion (a 6% increase from 2010-11 GRF revenues). GRF appropriations include a 30% increase for Medicaid (due in part to the absence of ARRA funding in the current biennium) and 3% for elementary an secondary educations; decreases of 9% for higher education and 8% for mental health and developmental disabilities; and flat funding for corrections and youth services. The 2012-13 Act also reflects the restructuring of $440 million of fiscal year 2012 general revenue fund debt service into fiscal years 2013 through 2025.
     Major new sources of revenues or expenditure savings reflected in the 2012-13 Act include:
•	Transfer of the States liquor sales system to JobsOhio, a nonprofit corporation created to promote economic development, job creation and retention, job training and the recruitment of business to the State. In consideration of this transfer, the 2012-13 Act reflects that the State anticipates receiving a $500 million one-time payment from JobsOhio in fiscal year 2012. With that transfer, the State will forgo annual deposits to the GRF from net liquor profits (those deposits totaled $153.0 million in fiscal year 2011). In 2011, a complaint was filed claiming the law authorizing the creation of JobsOhio, as amended by the 2012-13 Act, is an improper special act conferring corporate powers and that the State may not lend its aid and credit to JobsOhio. The court granted the State’s motions to dismiss the complaint based on lack of standing. On December 23, 2011, plaintiffs appealed the trial court’s ruling and the parties are awaiting a decision from the Court of Appeals.
•	Sale of a State-owned prison facility to private operators.

•	Reducing local government fund allocations by $111 million in fiscal year 2012 and $340 million in fiscal year 2013.

•	Reducing public library fund allocations resulting in expenditure reductions of $52.3 million in fiscal year 2012 and $102.8 million in fiscal year 2013.

•	Accelerated phase-out of reimbursement payments to local governments and school districts in connection with the elimination of the tangible personal property tax resulting in an increased share of the Commercial Activity Tax being deposited into the GRF (estimated at $293.5 million in fiscal year 2012 and $597.7 million in fiscal year 2013).

•	Accelerated phase-out of reimbursement payments to local governments and school districts for electric power generation deregulation and the entire natural gas deregulation resulting in a larger share of the kilowatt-hour tax and natural gas consumption tax being relocated to the GRF (estimated at $141.6 million in fiscal year 2012 and $147.4 million in fiscal year 2013).

•	$235 million from transfers to the GRF of unclaimed funds and from other non-GRF funds and $12 million from a tax amnesty program.
     Obligations of the State of Ohio. The incurrence or assumption of debt by the State without a popular vote is, with limited exceptions, prohibited by the State Constitution. The State may incur debt to cover casual deficits or to address failures in revenues or to meet expenses not otherwise provided for, but limited in amount to $750,000. The Constitution expressly precludes the State from assuming the debts of any county, city, town or township, or of any corporation. (An exception in both cases is for debts incurred to repel invasion, suppress insurrection, or defend the State in war.) The Constitution provides that “Except the debts above specified no debt whatever shall hereafter be created by, or on behalf of the state.”
     By 19 constitutional amendments approved from 1921 to present, Ohio voters have authorized the incurrence of State general obligation debt and the pledge of taxes or excises to its payment, all related to the financing of capital facilities, except for four that funded bonuses for veterans, one that funded coal technology research and development, and one for research and development activities. Currently, tax supported general obligation debt of the State is authorized to be incurred for the following purposes: highways, local infrastructure, coal development, natural resources, higher education, common schools, conservation, research and development, site development, and veterans compensation. Although supported by the general obligation pledge, highway debt is also backed by a pledge of and has always been paid from the State’s motor fuel taxes and other highway user receipts that are constitutionally restricted in use to highway related purposes.
     A 1999 constitutional amendment provides an annual debt service “cap” applicable to future issuances of State direct obligations payable from the GRF or net State lottery proceeds. Generally, new obligations may not be issued if future fiscal year debt service on those new and the then outstanding bonds of those categories would exceed 5% of the total estimated GRF revenues plus net State lottery proceeds during the fiscal year of issuance. Application of the cap may be waived in a particular instance by a three-fifths vote of each house of the Ohio General Assembly and may be changed by future constitutional amendments.
     In addition to its issuance of highway bonds, the State has financed selected highway infrastructure projects by issuing bonds and entering into agreements that call for debt service payments to be made from federal transportation funds allocated to the State, subject to biennial appropriations by the General Assembly. The highest annual State payment under those agreements in the current or any future fiscal year is $173.1 million in fiscal year

2012. In the event of any insufficiency in the anticipated federal allocations to make payments on State bonds, the payments are to be made from any lawfully available moneys appropriated to Ohio Department of Transportation for the purpose.
     State agencies also have participated in buildings and equipment, information systems and non-highway transportation projects that have local as well as State use and benefit, in connection with which the State has entered into lease-purchase agreements with terms ranging from 7 to 20 years. Certificates of Participation (COPs) have been issued in connection with those agreements that represent fractionalized interests in and are payable from the State’s anticipated lease payments. The maximum annual payment from GRF appropriations under those existing agreements is $30.5 in fiscal year 2013 and the total GRF-supported principal amount outstanding is $186.4 million. Payments by the State are subject to biennial appropriations by the General Assembly with the lease terms subject to renewal if appropriations are made. The approval of the OBM Director and either the General Assembly or the state controlling board is required if COPs are to be publicly-offered in connection with those agreements.
     A statewide economic development program assists the financing of facilities and equipment for industry, commerce, research and distribution, including technology innovation, by providing loans and loan guarantees. The law authorizes the issuance of State bonds and notes secured by a pledge of portions of the State profits from liquor sales. The General Assembly has authorized the issuance of these obligations with a maximum of $630 million to be outstanding at any one time, of which not more than $84 million may be issued for eligible advanced energy projects and not more than $100 million may be issued for eligible logistics and distribution projects. The aggregate amount from the net liquor profit to be used in any fiscal year to pay debt service on these bonds may not exceed $63 million. Pursuant to constitutional authority, the State has issued $250 million of bonds or notes for revitalization purposes that are also payable from a separate, subordinate pledge of State liquor profits. The maximum annual debt service on all State bonds payable from State liquor profits is $51.1 million in fiscal year 2016.
     Certain State agencies issue revenue bonds that are payable from revenues from or relating to revenue producing facilities, such as those issued by the Ohio Turnpike Commission. By judicial interpretation, such revenue bonds do not constitute “debt” under the constitutional provisions described above. The Constitution authorizes State bonds for certain housing purposes (issued by the Ohio Housing Finance Agency) to which tax moneys may not be obligated or pledged.
     As of June 30, 2011, the State had $7.87 billion in general obligation bonds outstanding.
     Other issuers of Ohio municipal obligations. Legislation was enacted in 1996 to address school districts in financial straits. It is similar to similar legislation adopted in 1979 for municipal “fiscal emergencies” and “fiscal watch,” but is particularly tailored to certain school districts and their then existing or potential fiscal problems. There are currently eight school districts in fiscal emergency status and five in fiscal watch status. New legislation created a third, more preliminary, category of “fiscal caution.”
     For those municipalities that have faced significant financial problems, there are statutory procedures for a commission composed of State and local officials, and private sector members experienced in business and finance appointed by the Governor to monitor the fiscal affairs of the municipality. The municipality is required to develop a financial plan, subject to the approval of the commission, to eliminate deficits and cure any defaults. As of March 2012, twenty-three municipalities, including one county and two townships, are in “fiscal emergency” status, three municipalities are in “fiscal watch” status and three in “fiscal caution” status.
     At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and local taxing districts. The Constitution has since 1934 limited the amount of the aggregate levy of ad valorem property taxes on particular property, without a vote of the electors or municipal charter provision, to 1% of true value in money, and statutes limit the amount of that aggregate levy without a vote or charter provision to 10 mills per $1 of assessed valuation — commonly referred to in the context of Ohio local government finance as the “ten-mill limitation.”
     Bond ratings. The State’s general obligation bonds are rated AA+ by S&P and Aa1 by Moody’s (ratings confirmed as of March 1, 2012. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Ohio issuers may be unrelated to the creditworthiness of obligations issued by the State of Ohio, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.
     Legal proceedings. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings affecting the Department of Commerce, the Department of Transportation, and the Bureau of Workers’ Compensation. (described in the State’s recent financial statements). As of June 30, 2011, $26.8 million remains payable to the defendant in the Department of Transportation case and has been recorded as a liability in the State’s financial statements. Because of the prospective nature of the other proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the State’s financial position, or determine what impact, if any, such proceedings may have on the Fund.
     Other considerations. The Fund is susceptible to political, economic or regulatory factors affecting issuers of Ohio municipal obligations. The information provided is only a brief summary of the complex factors affecting the financial situation in Ohio and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained from various State agencies in Ohio or contained in Official Statements for various Ohio municipal obligations. No independent verification has been made of the accuracy or completeness of any of the preceding information.

APPENDIX B
RATINGS OF DEBT SECURITIES
     The following is a description of the factors underlying the debt ratings of Moody’s, S&P and Fitch.
Moody’s Long-Term Debt Ratings
Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk. Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk. A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Moody’s Short-Term Prime Rating System
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP (Not Prime)
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.

Moody’s MIG/VMIG US Short-Term Ratings
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (“MIG”) and are divided into three levels — MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.
The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.
Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.
     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Standard & Poor’s Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:
•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
Standard & Poor’s Short-Term Issue Credit Ratings
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity of the obligor to meet its financial commitment on the obligation.
B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.
Standard & Poor’s Municipal Short-Term Note Ratings Definitions
A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:
•	Amortization schedule — the larger final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3
Speculative capacity to pay principal and interest.

Standard & Poor’s Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’)
The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard & Poor’s opinions and analysis do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.
Fitch Credit Rating Scales
Fitch Ratings’ credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.
A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.
Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.
Fitch Ratings’ credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).
In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch Ratings may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

Fitch Long-Term Rating Scales
Issuer Credit Rating Scales
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (“IDRs”). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
     AAA: Highest credit quality.
‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
     AA: Very high credit quality.
‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
     A: High credit quality.
‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
     BBB: Good credit quality.
‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
     BB: Speculative.
‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
     B: Highly speculative.
‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
     CCC: Substantial credit risk.
Default is a real possibility.

     CC: Very high levels of credit risk.
Default of some kind appears probable.
     C: Exceptionally high levels of credit risk
Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.
     RD: Restricted default.
‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:
a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a coercive debt exchange on one or more material financial obligations.
     D: Default.
‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.
Fitch Short-Term Rating Scales
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
     F1: Highest short-term credit quality.
Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
     F2: Good short-term credit quality.
Good intrinsic capacity for timely payment of financial commitments.
     F3: Fair short-term credit quality.
The intrinsic capacity for timely payment of financial commitments is adequate.
     B: Speculative short-term credit quality.
Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
     C: High short-term default risk.
Default is a real possibility.
     RD: Restricted default.
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
     D: Default.
Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX C
STRATEGIC TRANSACTIONS; OPTIONS AND FUTURES
     This appendix provides additional information about the investment policies and restrictions for some of the Funds. Capitalized terms not otherwise defined herein are used as defined in the Fund’s original prospectus, as amended. References herein to the “Prospectus” should be read as references to the Fund’s original prospectus, as amended.
Invesco Van Kampen California Value Municipal Income Trust (VCV), Invesco Van Kampen Select Sector Municipal Trust (VKL) and Invesco Van Kampen Massachusetts Value Municipal Income Trust (VMV)
Strategic Transactions
     The Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all the above are referred to as “Strategic Transactions.” Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio resulting from securities markets fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Strategic Transactions, other than Strategic Transactions involving financial futures and options thereon, may also be used to enhance potential gain. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.
     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts and the sale of options thereon would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or gains realized or deemed to be earned or realized, if any, by the Fund from engaging in Strategic Transactions generally will be taxable income of the Fund. Such income will be allocated to both the Common Shares and the Preferred Shares on a pro rata basis. The Strategic Transactions that the Fund may use and some of their risks are described more fully below.
     The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates), to manage the effective maturity or duration of securities or portfolios or to enhance potential gain. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.
     Strategic Transactions. In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures, interest rate indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called “Strategic Transactions”). Presently, options on municipal securities are traded exclusively over-the-counter, although if options on municipal securities were to be listed for trading on a national securities exchange the Fund might trade in such exchange-listed options. Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio resulting from securities markets fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio, or to establish a position as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund’s assets will be committed to Strategic Transactions entered into for non-hedging or risk management purposes. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.
     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts and the sale of options thereon would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or gains realized or deemed to be earned or realized, if any, by the Fund from engaging in Strategic Transactions generally will be taxable income of the Fund. Such income will be allocated to both the Common Shares and the Preferred Shares on a pro rata basis.
     General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under “Use of Segregated and Other Special Accounts.”
     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index or other instrument at the exercise price. For instance, the Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, financial future, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options (“OTC options”). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.
     With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, to the extent the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
     The Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to the particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.
     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price movements can take place in the underlying markets that cannot be reflected in the option markets.
     OTC options are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through direct bilateral agreements with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are set by negotiation of the parties. The Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the Counterparty to buy back the option at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.
     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must access the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as “primary dealers”, broker-dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of A-1 from S&P or P-1 from Moody’s Investor Services (“Moody’s”) or any equivalent rating from any other nationally recognized statistical rating organization (“NRSRO”). The staff of the Securities and Exchange Commission currently takes the position that assets used as cover or segregated in connection with the amount of the Fund’s obligation pursuant to certain OTC options are illiquid.
     If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund’s income. The sale of put options can also provide income.
     The Fund may purchase and sell call options on municipal securities and other financial instruments that the adviser believes have a high degree of correlation to the municipal securities which the Fund may purchase, including U.S. Treasury and agency securities, mortgage-backed securities and Eurodollar instruments that are traded on U.S. securities exchanges and in the over-the-counter markets and related futures on such securities. All calls sold by the Fund must be “covered” or must meet the asset segregation requirements described below as long as the call is outstanding (i.e., the Fund must own the securities or futures contract subject to the call). Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security and may require the Fund to hold a security which it might otherwise have sold.
     The Fund may purchase and sell put options that relate to municipal securities and other financial instruments that the Adviser believes have a high degree of correlation to the municipal securities which the Fund may purchase, including U.S. Government Securities, mortgage-backed securities, and Eurodollar instruments (whether or not it holds the above securities in its portfolio) or futures on such securities. The Fund will not sell put options if, as a result, more than 50% of the Fund’s assets would be required to be segregated to cover its potential obligations under its hedging, duration management, risk management, and other Strategic Transactions other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.
     General Characteristics of Futures. The Fund may purchase and sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate movements for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract.
     The Fund’s use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging (including duration management), risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 5% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position will be offset prior to settlement and that delivery will not occur.
     The Fund will not enter into a futures contract or related option (except for closing transactions) for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund’s net assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Certain state securities laws to which the Fund may be subject may further restrict the Fund’s ability to engage in transactions in futures contracts and related options. The segregation requirements with respect to futures and options thereon are described below.
     Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices, including indices based upon municipal securities to the extent that an active market exists or develops, and, in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.
     Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and any combination of futures and options transactions (“component” transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.
     Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.
     The Fund may enter into swaps, caps, floors or collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.
     Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”). Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
     Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the Fund’s custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the underlying securities without additional consideration) or to segregate liquid high grade assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.
     OTC options entered into by the Fund, including those on securities, financial instruments or indices, OCC issued and exchange listed index options, swaps, caps, floors and collars will generally provide for cash settlement. As a result, with respect to these instruments the Fund will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts generally will equal 100% of the exercise price in the case of a put, or the in-the-money amount in the case of a call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, if any, will be treated the same as other options settling with physical delivery.
     In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or other acceptable assets.
     With respect to swaps entered into on a net basis, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund’s net obligation, if any.
     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required; but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.
     The Fund’s activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.
Invesco Van Kampen High Income Trust II (VLT)
Investment Practices
     In connection with the Fund’s investment objective and policies, the Fund may: purchase and sell options on fixed-income securities and on indices based on fixed-income securities to the extent a market in any such indices exists or develops and engage in interest rate and other hedging transactions. These investment practices entail risks. The Adviser may use some or all of the following hedging and risk management practices when their use appears appropriate. Although the Adviser believes that these investment practices may further the Fund’s investment objective, no assurance can be given that these investment practices will achieve this result. If the Fund issues Senior Securities and seeks to obtain a rating of the Senior Securities, the rating service issuing such rating may, as a condition thereof, impose asset coverage or other requirements compliance with which may restrict the Fund’s ability to engage in these investment practices. The Fund anticipates the imposition of some such restrictions in connection with obtaining a rating of the Preferred Shares. The Fund cannot predict what, if any, additional requirements may be imposed by such rating service in connection with its rating of any Senior Securities other than the anticipated requirements in connection with seeking a rating of the Preferred Shares.
     Securities Options Transactions. The Fund may invest in options on fixed-income securities. Such options may be traded over-the- counter or on a national securities exchange. In general, the Fund may purchase and sell (write) options on up to 25% of its assets. The SEC requires that obligations of investment companies such as the Fund, in connection with option sale positions, must comply with certain segregation or coverage requirements which are more fully described below. No limitation exists on the amount of the Fund’s assets which can be used to comply with such segregation or cover requirements.
     A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security at the agreed upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Option contracts may be written with terms which would permit the holder of the option to purchase or sell the underlying security only upon the expiration date of the option.
     The Fund may purchase put and call options in hedging transactions to protect against a decline in the market value of the securities in the Fund’s portfolio (e.g., by the purchase of a put option) and to protect against an increase in the cost of fixed-income securities that the Fund may seek to purchase in the future (e.g., by the purchase of a call option). In the event the Fund purchases put and call options, paying premiums therefor, and price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, then to the extent such underlying securities correlate in value to the Fund’s portfolio securities, losses of the premiums paid may be offset by an increase in the value of the Fund’s portfolio securities (in the case of a purchase of put options) or by a decrease in the cost of acquisition of securities by the Fund (in the case of a purchase of call options).
     The Fund may also sell put and call options as a means of increasing the yield on the Fund’s portfolio and as a means of providing limited protection against decreases in market value of the Fund’s portfolio. When the Fund sells an option, if the underlying securities do not increase (in the case of a call option) or decrease (in the case of a put option) to a price level that would make the exercise of the option profitable to the holder of the option, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price; therefore the Fund will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the

Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.
     Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and a risk exists of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker, which information is monitored carefully by the Adviser and verified in appropriate cases.
     Generally the Fund’s policy, in order to avoid the exercise of an option sold by it, will be to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless selling (in the case of a call option) or to purchasing (in the case of a put option) the underlying securities is determined to be in the Fund’s interest. A closing purchase transaction consists of the Fund purchasing an option having the same terms as the option sold by the Fund and has the effect of cancelling the Fund’s position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by the Fund are exercised and the Fund either delivers portfolio securities to the holder of a call option or liquidates securities in its portfolio as a source of funds to purchase securities put to the Fund, the Fund’s portfolio turnover rate will increase, which would cause the Fund to incur additional brokerage expenses.
     During the option period the Fund, as a covered call writer, gives up the potential appreciation above the exercise price should the underlying security rise in value, and the Fund, as a secured put writer, retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being “called away” at the strike price of the option which may be substantially below the fair market value of such security. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being “put to” the writer at the strike price of the option which may be substantially in excess of the fair market value of such security. If a covered call option or a secured put option expires unexercised, the writer realizes a gain, and the buyer a loss, in the amount of the premium.
     To the extent that an active market exists or develops, whether on a national securities exchange or over-the-counter, in options on indices based upon fixed-income securities, the Fund may purchase and sell options on such indices, subject to the limitation that the Fund may purchase and sell options on up to 25% of its assets. Through the writing or purchase of index options the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the strike price of the option.
     Price movements in securities which the Fund owns or intends to purchase will not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk of a loss on an index option which is not offset completely by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities.
     Interest Rate and Other Hedging Transactions. In order to seek to protect the value of its portfolio securities against declines resulting from changes in interest rates or other market changes, the Fund may enter into various hedging transactions, such as financial futures contracts and related options contracts.
     The Fund may enter into various interest rate hedging transactions using financial instruments with a high degree of correlation to the securities which the Fund may purchase for its portfolio, including interest rate futures contracts in such financial instruments and interest rate related indices, put and call options on such futures contracts and on such financial instruments. The Fund expects to enter into these transactions to “lock in” a return or spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or for other risk management strategies. Financial futures and options contracts and the risks attendant to the Fund’s use thereof are described more completely below.
     The Fund will not engage in the foregoing transactions for speculative purposes, but only as a means to hedge risks associated with management of the Fund’s portfolio. Typically, investment in these contracts requires the Fund to deposit with the applicable exchange or other specified financial intermediary as a good faith deposit for its obligations, known as “initial margin,” an amount of cash or specified debt securities which initially is 1%-15% of the face amount of the contract and which thereafter fluctuates on a periodic basis as the value of the contract fluctuates. Thereafter, the Fund must make additional deposits equal to any net losses due to unfavorable price movements of the contract and will be credited with an amount equal to any net gains due to favorable price movements. These additional deposits or credits are calculated and required daily and are known as “variation margin.”
     The SEC generally requires that when an investment company, such as the Fund, effects transactions of the foregoing nature, such a fund either must segregate cash or high quality, readily marketable portfolio securities with its custodian in the amount of its obligations under the foregoing transactions or must cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements. No limitation exists as to the percentage of the Fund’s assets which may be segregated in connection with such transactions.
     The Fund will not enter into a futures contract or related option if, immediately after such investment, the sum of the amount of its initial margin deposits and premiums on open contracts and options would exceed 5% of the Fund’s total assets at current value. The Fund, however, may invest more than such amount in the future if it obtains authority to do so from the appropriate regulatory agencies without rendering the Fund a commodity pool operator or adversely affecting its status as an investment company for federal securities law or income tax purposes.
     All of the foregoing transactions present certain risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund’s securities. In addition, these instruments may not be liquid in all circumstances and are closed out generally by entering into offsetting transactions rather than by disposing of the obligations. As a result, in volatile markets, the Fund may not be able to close out a transaction without incurring losses. Although the contemplated use of those contracts should tend to reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these contracts could tend to limit any potential gain which might result from an increase in the value of such security. Finally, the daily deposit requirements for futures contracts create an ongoing greater potential financial risk than do option purchase transactions, where the exposure is limited to the cost of the premium for the option.
     Successful use of futures contracts and options thereon by the Fund is subject to the ability of the Adviser to predict correctly movements in the direction of interest rates and other factors affecting markets for securities. If the Adviser’s expectations are not met, the Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.
     In addition to engaging in transactions utilizing options on futures contracts, the Fund may purchase put and call options on securities and, as developed from time to time, on interest indices and other instruments. Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value or if an asset the Fund has the option to sell increases in value.
     The Fund also may enter into various other hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.
     The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability- based basis, depending on whether it is hedging its assets or its liabilities, and will enter usually into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith risk management purposes, the Adviser and the Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its investment restrictions on borrowing. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. The creditworthiness of firms with which the Fund enters into interest rate swaps, caps or floors will be monitored on an ongoing basis by the Adviser pursuant to procedures adopted and reviewed, on an ongoing basis, by the Board of Trustees of the Fund. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
     New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and the Fund may invest in any such options, contracts and products as may be developed to the extent consistent with its investment objective and the regulatory requirements applicable to investment companies.
Options and Futures
     General. The Fund may engage in futures and options transactions in accordance with its investment objective and policies. The Fund intends to engage in such transactions if it appears advantageous to the Adviser to do so in order to pursue its investment objective, to hedge against the effects of market conditions and to stabilize the value of its assets. The use of futures and options, and the possible benefits and attendant risks are discussed below, along with information concerning certain other investment policies and techniques.
     Financial Futures Contracts. The Fund may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which the Fund holds or intends to purchase. A “sale” of a futures contract means the undertaking of a contractual obligation to deliver the securities, or the cash value of an index, called for by the contract at a specified price during a specified delivery period. A “purchase” of a futures contract means the undertaking of a contractual obligation to acquire the securities, or cash value of an index, at a specified price during a specified delivery period. At the time of delivery in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.
     Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual commitment is closed out before delivery without having to make or take delivery of the security. The offsetting of a contractual obligation is accomplished by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same period. Such a transaction cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. Futures contracts entail risks. If the Adviser’s judgment about the general direction of securities markets or interest rates is wrong, the Fund’s overall performance may be poorer than if the Fund had not entered into such contracts.
     There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, because from the point of view of speculators, the margin requirements in the futures market may be less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Adviser may still not result in a successful hedging transaction. If this should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio securities.
     Options on Financial Futures Contracts. The Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.
     Options on Securities. The Fund may write covered call options so long as it owns securities which are acceptable for escrow purposes and may write secured put options, which means that so long as the Fund is obligated as a writer of a put option, it will invest an amount, not less than the exercise price of the put option, in eligible securities. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Fund may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a benchmark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security’s price below the exercise price, less the amount paid for the option. At times the Fund may wish to establish a position in a security upon which call options are available. By purchasing a call option on such security the Fund would be able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because the Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.
     Options on Securities Indices. The Fund also may purchase and write call and put options on securities indices. Through the writing or purchase of index options, the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities (which require, upon exercise, delivery of the underlying security), all settlements of options on securities indices, upon exercise thereof, are in cash, and the gain or loss on an option on an index depends on price movements in the market generally (or in a particular industry or segment of the market on which the underlying index base) rather than price movements in individual securities, as is the case with respect to options on securities.
     When the Fund writes an option on a securities index, it will be required to deposit with its custodian eligible securities equal in value to 100% of the exercise price in the case of a put, or the contract’s value in the case of a call. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.
     Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.
     Over-the-Counter Options. As previously indicated in this Prospectus (see “Investment Practices—Securities Options Transactions”), the Fund may deal in OTC options. The Fund understands the position of the staff of the SEC to be that purchased OTC options and the assets used as “cover” for written OTC options are illiquid securities. The Fund and the Adviser disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. As also indicated in this Prospectus, the Fund has adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the Fund’s portfolio.
     As part of these procedures the Fund will only engage in OTC options transactions with primary dealers that have been specifically approved by the Board of Trustees of the Fund. The Fund and its Adviser believe that the approved dealers should be agreeable and able to enter into closing transactions if necessary and, therefore, present minimal credit risks to the Fund. The Fund anticipates entering into written agreements with those dealers to whom the Fund may sell OTC options, pursuant to which the Fund would have the absolute right to repurchase the OTC options from such dealers at any time at a price determined pursuant to a formula set forth in certain no action letters published by the SEC staff. The Fund will not engage in OTC options transactions if the amount invested by the Fund in OTC options plus, with respect to OTC options written by the Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Fund in illiquid securities, would exceed 20% of the Fund’s total assets.
     Regulatory Restrictions. To the extent required to comply with applicable SEC releases and staff positions, when purchasing a futures contract or writing a put option, the Fund will maintain, in a segregated account, cash or liquid high-grade securities equal to the value of such contracts.
     To the extent required to comply with Commodity Futures Trading Commission Regulations and avoid “commodity pool operator” status, the Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open options on futures would exceed 5% of the Fund’s total assets. The Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which the Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.
     Accounting and Tax Considerations. When the Fund writes an option, an amount equal to the premium received by it is included in the Fund’s Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option.
     In the case of a regulated futures contract purchased or sold by the Fund, an amount equal to the initial margin deposit is recorded as an asset. The amount of the asset is subsequently adjusted to reflect changes in the amount of the deposit as well as changes in the value of the contract.
     Certain listed options and futures contracts are considered “section 1256 contracts” for federal income tax purposes. In general, gain or loss realized by the Fund on section 1256 contracts will be considered 60% long term and 40% short term capital gain or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and at October 31 for purposes of calculating the excise tax) will be “marked to market”, that is, treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. The Fund can elect to exempt its section 1256 contracts which are part of a “mixed straddle” (as described below) from the application of section 1256.
     Gain or loss realized by the Fund upon the expiration or sale of certain over-the-counter put and call options held by the Fund will be either long term or short term capital gain or loss depending upon the Fund’s holding period with respect to such option. However, gain or loss realized upon the expiration or closing out of such options that are written by the Fund will be treated as short term capital gain or loss. In general, if the Fund exercises an option, or an option that the Fund has written is exercised, gain or loss on the option will not be separately recognized, but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.
     Any security, option or futures contract, delayed delivery transaction, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a “straddle” for federal income tax purposes. A straddle of which at least one, but not all, of the positions are section 1256 contracts will constitute a “mixed straddle”. In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until such position is disposed of; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short term capital gain rather than long term capital gain); and that losses recognized with respect to certain straddle positions, that would otherwise constitute short term capital losses, be treated as long term capital losses. Different elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.
Invesco Van Kampen Municipal Trust (VKQ), Invesco Van Kampen Trust for Value Municipals (VIM) and Invesco Van Kampen Ohio Quality Municipal Trust (VOQ)
Options and Futures
     General. The Fund may engage in futures and options transactions in accordance with its investment objective and policies. The Fund intends to engage in such transactions if it appears advantageous to the Adviser to do so in order to pursue its investment objective, to hedge against the effects of market conditions and to stabilize the value of its assets. The use of futures and options, and the possible benefits and attendant risks are discussed below, along with information concerning certain other investment policies and techniques.
     In connection with the investment objective and policies described above, the Fund may engage in interest rate and other hedging and risk management transactions; and purchase and sell options on municipal securities and on indices based on municipal securities. These investment practices entail risks. The Adviser may use some or all of the following hedging and risk management practices when their use appears appropriate. Although the Adviser believes that these investment practices may further the Fund’s investment objective, no assurance can be given that these investment practices will achieve this result.

     Securities Options Transactions. The Fund may invest in options on municipal securities. Such options are traded over-the-counter, although if options on municipal securities were to be listed for trading on a national securities exchange the Fund may trade in exchange-listed options. In general, the Fund may purchase and sell (write) options on up to 20% of its assets. The Securities and Exchange Commission (the “SEC”) requires that obligations of investment companies such as the Fund, in connection with options sale positions, must comply with certain segregation or cover requirements which are more fully described below. There is no limitation on the amount of the Fund’s assets which can be used to comply with such segregation or cover requirements.
     A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Option contracts may be written with terms which would permit the holder of the option to purchase or sell the underlying security only upon the expiration date of the option.
     The Fund may purchase put and call options in hedging transactions to protect against a decline in the market value of municipal securities in the Fund’s portfolio (e.g., by the purchase of a put option) and to protect against an increase in the cost of fixed income securities that the Fund may seek to purchase in the future (e.g., by the purchase of a call option). In the event the Fund purchases put and call options, paying premiums therefor, and price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, to the extent such underlying securities correlate in value to the Fund’s portfolio securities, losses of the premiums paid may be offset by an increase in the value of the Fund’s portfolio securities (in the case of a purchase of put options) or by a decrease in the cost of acquisition of securities by the Fund (in the case of a purchase of call options).
     The Fund may also sell put and call options as a means of increasing the yield on the Fund’s portfolio and also as a means of providing limited protection against decreases in market value of the Fund’s portfolio. When the Fund sells an option, if the underlying securities do not increase (in the case of a call option) or decrease (in the case of a put option) to a price level that would make the exercise of the option profitable to the holder of the option, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the option holder purchases the underlying security at the strike price and the Fund does not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.
     Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored by the Adviser and verified in appropriate cases. The Fund may be required to treat certain of its OTC options transactions as illiquid securities as described below.
     It will generally be the Fund’s policy, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund’s interest to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying securities. A closing purchase transaction consists of the Fund purchasing an option having the same terms as the option sold by the Fund and has the effect of cancelling the Fund’s position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by the Fund are exercised and the Fund either delivers portfolio securities to the holder of a call option or liquidates securities in its portfolio as a source of funds to purchase securities put to the Fund, the Fund’s portfolio turnover rate will increase, which would cause the Fund to incur additional brokerage expenses.
     During the option period the Fund, as a covered call writer, gives up the potential appreciation above the exercise price should the underlying security rise in value, and the Fund, as a secured put writer, retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being “called away” at the strike price of the option which may be substantially below the fair market value of such security. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being “put to” the writer at the strike price of the option which may be substantially in excess of the fair market value of such security. If a covered call option or a secured put option expires unexercised, the writer realizes a gain, and the buyer a loss, in the amount of the premium.
     To the extent that an active market exists or develops, whether on a national securities exchange or over-the-counter, in options on indices based upon municipal securities, the Fund may purchase and sell options on such indices, subject to the limitation that the Fund may purchase and sell options on up to 20% of its assets. Through the writing or purchase of index options the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the strike price of the option.
     Price movements in securities which the Fund owns or intends to purchase will not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk of a loss on an index option which is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities.
     Income earned or deemed to be earned, if any, by the Fund from transactions in securities options will be taxable income of the Fund. Under a revenue ruling issued by the Service, the Fund is required to allocate net capital gains and other taxable income, if any, among Common Shares and Preferred Shares on a pro rata basis for the year in which such net capital gains or other taxable income is realized. For a further discussion of certain characteristics of options and risks associated with options transaction, see below.
     Interest Rate and Other Hedging Transactions. In order to seek to protect the value of its portfolio securities against declines resulting from changes in interest rates or other market changes, the Fund may enter into various hedging transactions, such as financial futures contracts and related options contracts.
     The Fund may enter into various interest rate hedging transactions using financial instruments with a high degree of correlation to the municipal securities which the Fund may purchase for its portfolio, including interest rate futures contracts in such financial instruments (e.g., futures contracts on U.S. Treasury securities) and interest rate related indices (e.g., municipal bond indices), put and call options on such futures contracts and on such financial instruments. The Fund expects to enter into these transactions to “lock in” a return or spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar weighted average duration of the Fund’s portfolio. Financial futures and options contracts and the risks attendant to the Fund’s use thereof are more completely described below. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund’s portfolio securities. The Fund believes that the Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions.
     The Fund will not engage in the foregoing transactions for speculative purposes, but only as a means to hedge risks associated with management of the Fund’s portfolio. Typically, investments in futures contracts and sales of futures options contracts require the Fund to deposit in a custodial account a good faith deposit, known as “initial margin,” in connection with its obligations in an amount of cash or specified debt securities which generally is equal to 1%-15% of the face amount of the contract, which initial margin requirement may be revised periodically by the applicable exchange as the volatility of the contract fluctuates. Thereafter, the Fund must make additional deposits with the applicable financial intermediary equal to any net losses due to unfavorable price movements of the contract, and will be credited with an amount equal to any net gains due to favorable price movements. These additional deposits or credits are calculated and required daily and are known as “variation margin.”
     The SEC generally requires that when investment companies, such as the Fund, effect transactions of the foregoing nature, such funds must either segregate cash or high quality, readily marketable portfolio securities with its custodian or financial intermediary in the amount of its obligations under the foregoing transactions, or cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements. There is no limitation as to the percentage of the Fund’s assets which may be segregated with respect to such transactions.
     The Fund will not enter into a futures contract or related option, if, immediately after such investment, the sum of the amount of its initial margin deposits and premiums on open contracts and options would exceed 5% of the Fund’s total assets at current value. The Fund may, however, invest more than such amount in the future if it obtains authority to do so from the appropriate regulatory agencies without rendering the Fund a commodity pool operator or adversely affecting its status as an investment company for federal securities law or income tax purposes.
     All of the foregoing transactions present certain risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the securities being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund’s securities. In addition, these instruments may not be liquid in all circumstances and generally are closed out by entering into offsetting transactions rather than by delivery or cash settlement at maturity. As a result, in volatile markets, the Fund may not be able to close out a transaction without incurring losses. Although the contemplated use of those contracts should tend to reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these contracts could tend to limit any potential gain which might result from an increase in the value of such security. Finally, the daily deposit requirements for futures contracts and sales of futures options contracts create an ongoing greater potential financial risk than do option purchase transactions, where the exposure is limited to the cost of the premium for the option.
     Successful use of futures contracts and options thereon by the Fund is subject to the ability of the Adviser to predict correctly movements in the direction of interest rates and other factors affecting markets for securities. If the Adviser’s expectations are not met, the Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.
     In addition to engaging in transactions utilizing options on futures contracts, the Fund may purchase put and call options on securities and, as developed from time to time, on interest indices and other instruments. Purchasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value or if an asset the Fund has the option to sell increases in value.
     To the extent permitted by applicable regulatory authority, the Fund also may enter into various other hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount (the reference amount with respect to which interest obligations are determined, although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into swaps, caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.
     Inasmuch as these hedging transactions are entered into for good-faith risk management purposes, the Adviser and the Fund believe such obligations do not constitute senior securities. The staff of the SEC is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the staff, the Fund will either treat swaps, caps and floors as being subject to its senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the staff has expressed a position with respect to swaps, caps and floors, the Fund intends to engage in swaps, caps and floors, if at all, in a manner consistent with such position. The Fund will usually enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be designated on the Fund’s books. If the Fund enters into a swap on other than a net basis, the Fund will designate on the Fund’s books the full amount of the Fund’s obligations under each such swap. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the Adviser, pursuant to procedures adopted and reviewed on an ongoing basis by the Board of Trustees, to be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Adviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased. Payments received on transactions in swaps, caps or floors will generally constitute taxable income or gains to the Fund.
     New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and the Fund may invest in any such options, contracts and products as may be developed to the extent consistent with its investment objective and the regulatory requirements applicable to investment companies.
     Income earned or deemed to be earned, if any, by the Fund from its hedging activities, will be taxable income of the Fund. Such income will be allocated to both the Common Shares and the Preferred Shares.
     Financial Futures Contracts. The Fund may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which the Fund holds or intends to purchase. A “sale” of a futures contract means the undertaking of a contractual obligation to deliver the securities, or the cash value of an index, called for by the contract at a specified price during a specified delivery period. A “purchase” of a futures contract means the undertaking of a contractual obligation to acquire the securities, or cash value of an index, at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.
     Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual commitment is closed out before delivery without having to make or take delivery of the security. The offsetting of a contractual obligation is accomplished by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same period. Such a transaction cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. Futures contracts entail risk. If the Adviser’s judgment about the general direction of securities markets or interest rates is wrong, the Fund’s overall performance may be poorer than if the Fund had not entered into such contracts.
     There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, because from the point of view of speculators, the margin requirements in the futures market may be less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Adviser may still not result in a successful hedging transaction. If this should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio securities.
     Options on Financial Futures Contracts. The Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period specified in the terms of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.
     Options on Securities. The Fund may write covered call options so long as it owns securities which are acceptable for escrow purposes and may write secured put options, which means that so long as the Fund is obligated as a writer of a put option, it will invest an amount, not less than the exercise price of the put option, in eligible securities. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the period specified in the terms of the option. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the period specified in the terms of the option. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Fund may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a benchmark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security’s price below the exercise price, less the amount paid for the option. At times the Fund may wish to establish a position in a security upon which call options are available. By purchasing a call option on such security the Fund would be able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because the Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.
     Options on Securities Indices. The Fund also may purchase and write call and put options on securities indices. Through the writing or purchase of index options, the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities (which require, upon exercise, delivery of the underlying security), settlements of options on securities indices, upon exercise thereof, are in cash, and the gain or loss on an option on an index depends on price movements in the market generally (or in a particular industry or segment of the market on which the underlying index base) rather than price movements in individual securities, as is the case with respect to options on securities.
     When the Fund writes an option on a securities index, it will be required to deposit with its custodian eligible securities equal in value to 100% of the exercise price in the case of a put, or the contract’s value in the case of a call. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.
     Options on securities and index options involve risks similar to those risks relating to transactions in financial futures described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.
     Over-the-Counter Options. As previously indicated in this Prospectus (see “Investment Practices—Securities Options Transactions”), the Fund may deal in OTC options. The Fund understands the position of the staff of the SEC to be that purchased OTC options and the assets used as “cover” for written OTC options arc illiquid securities. The Fund and the Adviser disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Fund has adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the Fund’s portfolio.
     As part of these procedures the Fund will only engage in OTC options transactions with respect to U.S. government securities with primary dealers that have been specifically approved by the Board of Trustees of the Fund. The Fund will engage in OTC options transactions with respect to municipal securities only with dealers that have been specifically approved by the Board of Trustees. The Fund and its Adviser believe that the approved dealers should be agreeable and able to enter into closing transactions as necessary and, therefore, present minimal credit risks to the Fund. The Fund anticipates entering into written agreements with those dealers to whom the Fund may sell OTC options, pursuant to which the Fund would have the absolute right to repurchase the OTC options from such dealers at any time at a price with respect to U.S. government securities determined pursuant to a formula set forth in certain no action letters published by the SEC staff. The Fund will not engage in OTC options transactions if the amount invested by the Fund in OTC options, plus, with respect to OTC options written by the Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund’s total assets. OTC options on securities other than U.S. government securities, including options on municipal securities, may not be within the scope of such letters and, accordingly, the amount invested by the Fund in OTC options on such other securities and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S. government securities will be treated as illiquid and subject to the 15% limitation on the Fund’s assets which may be invested in illiquid securities.
     Regulatory Restrictions. To the extent required to comply with applicable SEC releases and staff positions, when purchasing a futures contract or writing a put option, the Fund will designate on the Fund’s books cash or liquid high-grade securities equal to the value of such contracts.
     To the extent required to comply with Commodity Futures Trading Commission Regulations and avoid “commodity pool operator” status, the Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open options on futures would exceed 5% of the Fund’s total assets. The Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which the Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.
     Accounting and Tax Considerations. When the Fund writes an option, an amount equal to the premium received by it is included in the Fund’s Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option.
     In the case of a regulated futures contract purchased or sold by the Fund, an amount equal to the initial margin deposit is recorded as an asset. The amount of the asset is subsequently adjusted to reflect changes in the amount of the deposit as well as changes in the value of the contract.
     Certain listed options and futures contracts are considered “section 1256 contracts” for Federal income tax purposes. In general, gain or loss realized by the Fund on section 1256 contracts will be considered 60% long term and 40% short term capital gain or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and at October 31 for purposes of calculating the excise tax) will be “marked to market”, that is, treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. The Fund can elect to exempt its section 1256 contracts which are part of a “mixed straddle” (as described below) from the application of section 1256.
     Gain or loss realized by the Fund upon the expiration or sale of certain over-the-counter put and call options held by the Fund will be either long term or short term capital gain or loss depending upon the Fund’s holding period with respect to such option. However, gain or loss realized upon the expiration or closing out of such options that are written by the Fund will be treated as short term capital gain or loss. In general, if the Fund exercises an option, or an option that the Fund has written is exercised, gain or loss on the option will not be separately recognized, but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.
     Any security, option or futures contract, delayed delivery transaction, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a “straddle” for Federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts will constitute a “mixed straddle”. In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until such position is disposed of; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short term capital gain rather than long term capital gain); and that losses recognized with respect to certain straddle positions, that would otherwise constitute short term capital losses, be treated as long term capital losses. Different elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

APPENDIX D
PORTFOLIO TURNOVER
     For the fiscal year ended in 2010, blended portfolio turnover rates of the predecessor funds and the Funds are presented in the tables below. For the fiscal year or period ended 2011 and the fiscal year ended 2012, the portfolio turnover rates for each Fund are presented in the tables below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions and/or changes in the predecessor fund’s adviser’s or Invesco’s investment outlook.

FUND NAME	February 29, 2012	February 28, 2011
Invesco Municipal Income Opportunities Trust II	20%	18%
     Prior to February 28, 2010, the fiscal year end of the Funds in the table below was October 31; the current fiscal year end is the last day of February.

FUND NAME	February 29, 2012	Four months ended February 28, 2011[1]	October 31, 2010
Invesco Value Municipal Income Trust	13%	3%	7%
Invesco Quality Municipal Income Trust	26%	3%	11%
Invesco Van Kampen California Value Municipal Income Trust	20%	4%	12%
Invesco Van Kampen Municipal Opportunity Trust	16%	2%	10%
Invesco Van Kampen Trust for Investment Grade New York Municipals	17%	5%	14%
Invesco Van Kampen Municipal Trust	14%	3%	10%
Invesco Value Municipal Bond Trust	10%	4%	7%
Invesco Value Municipal Securities	15%	5%	9%
Invesco Value Municipal Trust	15%	3%	8%
Invesco Quality Municipal Investment Trust	14%	1%	9%
Invesco Quality Municipal Securities	17%	1%	11%
Invesco California Municipal Income Trust	21%	2%	13%
Invesco California Quality Municipal Securities	25%	2%	13%
Invesco California Municipal Securities	18%	2%	12%
Invesco Van Kampen Select Sector Municipal Trust	14%	2%	12%
Invesco Van Kampen Trust for Value Municipals	12%	4%	5%

[1]	The fiscal year end for these Funds changed from October 31 to the last day of February effective February 28, 2011.

D-1

FUND NAME	February 29, 2012	Four months ended February 28, 2011[1]	October 31, 2010
Invesco New York Quality Municipal Securities	14%	7%	21%
Invesco Van Kampen Massachusetts Value Municipal Income Trust	26%	3%	33%
Invesco Van Kampen Ohio Quality Municipal Trust	22%	5%	14%
Invesco Van Kampen Trust for Investment Grade New Jersey Municipals	8%	6%	17%
     Prior to February 28, 2010, the fiscal year end of the Funds in the table below was May 31; the current fiscal year end is the last day of February.

FUND NAME	February 29, 2012	Nine months ended February 28, 2011[2]	May 31, 2010
Invesco Municipal Income Opportunities Trust	22%	12%	13%
Invesco Municipal Premium Income Trust	18%	5%	12%
     Prior to February 28, 2010, the fiscal year end of the Funds in the table below was December 31; the current fiscal year end is the last day of February.

FUND NAME	February 29, 2012	Two months ended February 28, 2011[3]	December 31, 2010
Invesco Van Kampen High Income Trust II	60%	18%	135%
Invesco High Yield Investments Fund, Inc.	62%	16%	109%
     Prior to February 28, 2010, the fiscal year end of the Funds in the table below was March 31; the current fiscal year end is the last day of February.

FUND NAME	February 29, 2012	Eleven months ended February 28, 2011[4]	March 31, 2010
Invesco Municipal Income Opportunities Trust III	22%	16%	14%

[2]	The fiscal year end for these Funds changed from May 31 to the last day of February effective February 28, 2011.

[3]	The fiscal year end for these Funds changed from December 31 to the last day of February effective February 28, 2011.

[4]	The fiscal year end for these Funds changed from March 31 to the last day of February effective February 28, 2011.

D-2

APPENDIX E
MANAGEMENT FEES
     For the last three fiscal years ended February 28th or 29th, the management (MGMT) fees payable by the Fund, the amounts waived by the Adviser and the net fees paid by the Fund were as follows:

FUND NAME	February 29, 2012			February 28, 2011			February 28, 2010
	MGMT	MGMT	Net	MGMT	MGMT	Net	MGMT	MGMT	Net
	Fee Payable	Fee Waivers	MGMT Fee Paid	Fee Payable	Fee Waivers	MGMT Fee Paid	Fee Payable	Fee Waivers	MGMT Fee Paid
Invesco Municipal Income Opportunities Trust II	$598,136	$0	$598,136	$605,593	$0	$605,593	$553,714	$0	$553,714

For the fiscal year ended February 29, 2012, the period November 1, 2010 through February 28, 2011, and the fiscal years ended October 31, 2010 and 2009, the management (MGMT) fees payable by each Fund, the amounts waived by the Adviser and the net fees paid by each Fund were as follows:

FUND NAME	February 29, 2012			Four months ended February 28, 2011[1]			October 31, 2010			October 31, 2009
	MGMT	MGMT	Net	MGMT	MGMT	Net	MGMT	MGMT	Net	MGMT	MGMT	Net
	Fee	Fee	MGMT	Fee	Fee	MGMT	Fee	Fee	MGMT	Fee	Fee	MGMT
	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid
Invesco Value Municipal Income Trust	$1,260,269	$0	$1,260,269	$400,246	$0	$400,246	$1,259,956	$(2,593)	$1,257,363	$1,185,054	$0	$1,185,054
Invesco Quality Municipal Income Trust	1,328,663	0	1,328,663	428,879	0	428,879	1,367,347	(5,495)	1,361,852	1,292,771	0	1,292,771
Invesco Van Kampen California Value Municipal Income Trust	2,527,951	(160,762)	2,367,189	802,072	(27,271)	774,801	2,574,534	(268,891)	2,305,643	2,359,507	(429,000)	1,930,507
Invesco Van Kampen Municipal Opportunity Trust	4,230,819	(260,730)	3,970,089	1,355,930	(64,217)	1,291,713	4,318,515	(454,127)	3,864,388	4,006,685	(728,500)	3,278,185

[1] The fiscal year end for these Funds changed from October 31 to the last day of February effective February 28, 2011.

	February 29, 2012			Four months ended February 28, 2011[1]			October 31, 2010			October 31, 2009
	MGMT	MGMT	Net	MGMT	MGMT	Net	MGMT	MGMT	Net	MGMT	MGMT	Net
	Fee	Fee	MGMT	Fee	Fee	MGMT	Fee	Fee	MGMT	Fee	Fee	MGMT
FUND NAME	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid
Invesco Van Kampen Trust for Investment Grade New York Municipals	$1,986,120	$(94,910)	$1,891,210	$635,799	$0	$635,799	$2,009,542	$(219,252)	$1,790,290	$1,845,283	$(335,500)	$1,509,783
Invesco Van Kampen Municipal Trust	4,579,741	(383,025)	4,196,716	1,464,000	(110,359)	1,353,641	4,647,305	(588,085)	4,059,220	4,236,296	(770,200)	3,466,096
Invesco Value Municipal Bond Trust	234,466	0	234,466	74,310	0	74,310	234,283	(1,492)	232,791	219,526	0	219,526
Invesco Value Municipal Securities	256,292	0	256,292	81,427	0	81,427	256,760	(7,210)	249,550	241,317	0	241,317
Invesco Value Municipal Trust	998,842	0	998,842	320,922	0	320,922	1,025,858	(13,447)	1,012,411	978,117	0	978,117
Invesco Quality Municipal Investment Trust	782,350	0	782,350	246,217	0	246,217	773,296	(2,479)	770,817	737,734	0	737,734
Invesco Quality Municipal Securities	771,123	0	771,123	247,755	0	247,755	777,393	(1,987)	775,406	730,183	0	730,183
Invesco California Municipal Income Trust	586,685	0	586,685	186,967	0	186,967	593,259	0	593,259	563,370	0	563,370
Invesco California Quality Municipal Securities	466,256	0	466,256	148,383	0	148,383	470,517	0	470,517	439,192	0	439,192
Invesco California Municipal Securities	132,063	0	132,063	41,692	0	41,692	133,799	0	133,799	129,475	0	129,475
Invesco Van Kampen Select Sector Municipal Trust	1,660,443	(81,874)	1,578,569	530,488	(4,407)	526,081	1,688,408	(187,132)	1,501,276	1,555,502	(282,800)	1,272,702
Invesco Van Kampen Trust for Value Municipals	1,141,043	(12,027)	1,129,016	368,441	0	368,441	1,175,153	(124,117)	1,051,036	1,115,739	(202,900)	912,839

	February 29, 2012			Four months ended February 28, 2011[1]			October 31, 2010			October 31, 2009
	MGMT	MGMT	Net	MGMT	MGMT	Net	MGMT	MGMT	Net	MGMT	MGMT	Net
	Fee	Fee	MGMT	Fee	Fee	MGMT	Fee	Fee	MGMT	Fee	Fee	MGMT
FUND NAME	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid
Invesco New York Quality Municipal Securities	$231,178	$0	$231,178	$73,078	$0	$73,078	$228,528	$0	$228,528	$210,608	$0	$210,608
Invesco Van Kampen Massachusetts Value Municipal Income Trust	310,639	(118,369)	192,270	96,465	(25,217)	71,248	309,370	(100,909)	208,461	300,471	(136,600)	163,871
Invesco Van Kampen Ohio Quality Municipal Trust	749,541	(135,863)	613,678	238,066	(14,362)	223,704	757,536	(131,032)	626,504	704,573	(192,200)	512,373
Invesco Van Kampen Trust for Investment Grade New Jersey Municipals	877,345	(79,437)	797,908	274,494	0	274,494	869,608	(128,339)	741,269	827,317	(150,400)	676,917
     For the fiscal year ended February 29, 2012, the period June 1, 2010 through February 28, 2011, and the fiscal years ended May 31, 2010 and 2009, the management (MGMT) fees payable by each Fund, the amounts waived by the Adviser and the net fees paid by each Fund were as follows:

	February 29, 2012			Nine months ended February 28, 2011[2]			May 31, 2010			May 31, 2009
	MGMT	MGMT	Net	MGMT	MGMT	Net	MGMT	MGMT	Net	MGMT	MGMT	Net
	Fee	Fee	MGMT	Fee	Fee	MGMT	Fee	Fee	MGMT	Fee	Fee	MGMT
FUND NAME	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid
Invesco Municipal Income Opportunities Trust	$656,990	$0	$656,990	$495,129	$0	$495,129	$629,842	$0	$629,842	$609,305	$0	$609,305
Invesco Municipal Premium Income Trust	949,388	0	949,388	707,388	0	707,388	940,333	0	940,333	917,039	0	917,039

[2]	The fiscal year end for these Funds changed from October 31 to the last day of February effective February 28, 2011.

     For the fiscal years ended February 29, 2012, the period January 1, 2011 through February 28, 2011, and the fiscal years ended December 31, 2010 and 2009, the management (MGMT) fees payable by each Fund, the amounts waived by the Adviser and the net fees paid by each Fund were as follows:

	February 29, 2012			Two months ended February 28, 2011[3]			December 31, 2010			December 31, 2009
	MGMT	MGMT	Net	MGMT	MGMT	Net	MGMT	MGMT	Net	MGMT	MGMT	Net
	Fee	Fee	MGMT	Fee	Fee	MGMT	Fee	Fee	MGMT	Fee	Fee	MGMT
FUND NAME	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid
Invesco Van Kampen High Income Trust II	$590,468	$(1,489)	$588,979	$99,620	$(208)	$99,412	$597,234	$(21,660)	575,574	$568,387	$(40,600)	$527,787
Invesco High Yield Investments Fund, Inc.	486,594	(58,038)	428,556	81,457	(48,506)	32,951	482,667	(5,464)	477,203	426,000	(10,000)	416,000
     For the fiscal year ended February 29, 2012, the period April 1, 2010 through February 28, 2011, and the fiscal years ended March 31, 2010 and 2009, the management (MGMT) fees payable by the Fund, the amounts waived by the Adviser and the net fees paid by the Fund were as follows:

	February 29, 2012			Eleven months ended February 28, 2011[4]			March 31, 2010			March 31, 2009
	MGMT	MGMT	Net	MGMT	MGMT	Net	MGMT	MGMT	Net	MGMT	MGMT	Net
	Fee	Fee	MGMT	Fee	Fee	MGMT	Fee	Fee	MGMT	Fee	Fee	MGMT
FUND NAME	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid	Payable	Waivers	Fee Paid
Invesco Municipal Income Opportunities Trust III	$339,535	$(3,896)	$335,639	$312,415	0	$312,415	$320,980	0	$320,980	$336,190	0	$336,190

[3]	The fiscal year end for these Funds changed from December 31 to February 28, 2011.

[4]	The fiscal year end for this Fund changed from March 31 to the last day of February effective February 28, 2011.

APPENDIX F
ADMINISTRATIVE SERVICES FEES
     The Fund paid the Adviser the following amounts for administrative services for the last three fiscal years ended February 28th or 29th.

FUND NAME	February 29, 2012	February 28, 2011	February 28, 2010
Invesco Municipal Income Opportunities Trust II	$50,000	$63,203	$88,594
     For the fiscal year ended February 29, 2012, the period November 1, 2010 through February 28, 2011, and the fiscal years ended October 31, 2010 and 2009, the Funds paid the Adviser the following amounts for administrative services:

		Four months ended
FUND NAME	February 29, 2012	February 28, 2011[1]	October 31, 2010	October 31, 2009
Invesco Value Municipal Income Trust	$121,958	$38,672	$266,429	$351,127
Invesco Quality Municipal Income Trust	119,974	38,381	287,400	383,043
Invesco Van Kampen California Value Municipal Income Trust	100,594	31,949	100,998	109,130
Invesco Van Kampen Municipal Opportunity Trust	162,710	52,027	173,751	171,886
Invesco Van Kampen Trust for Investment Grade New York Municipals	80,361	16,438	86,678	88,401
Invesco Van Kampen Municipal Trust	168,583	53,605	188,281	190,866
Invesco Value Municipal Bond Trust	50,000	16,438	60,891	65,045
Invesco Value Municipal Securities	50,000	16,438	64,651	71,502
Invesco Value Municipal Trust	77,633	24,422	208,986	289,813
Invesco Quality Municipal Investment Trust	50,000	16,439	152,762	218,588
Invesco Quality Municipal Securities	50,000	16,438	153,435	216,351
Invesco California Municipal Income Trust	50,000	16,438	122,344	166,924
Invesco California Quality Municipal Securities	50,000	16,438	101,274	130,131
Invesco California Municipal Securities	50,000	16,439	43,806	38,363
Invesco Van Kampen Select Sector Municipal Trust	50,000	16,438	81,673	95,506
Invesco Van Kampen Trust for Value Municipals	50,000	16,438	61,560	68,648
Invesco New York Quality Municipal Securities	50,000	16,438	59,725	62,402
Invesco Van Kampen Massachusetts Value Municipal Income Trust	50,000	16,439	42,301	37,598
Invesco Van Kampen Ohio Quality Municipal Trust	50,000	16,438	52,462	52,403
Invesco Van Kampen Trust for Investment Grade New Jersey Municipals	50,000	16,438	62,868	56,614

[1]	The fiscal year end for these Funds changed from October 31 to the last day of February effective February 28, 2011.

F-1

     For the fiscal year ended February 29, 2012, the period June 1, 2010 through February 28, 2011, and the fiscal years ended May 31, 2010 and 2009, the Funds paid the Adviser the following amounts for administrative services:

		Nine months ended
		February 28,
FUND NAME	February 29, 2012	2011[2]	May 31, 2010	May 31, 2009
Invesco Municipal Income Opportunities Trust	$50,000	$37,397	$100,774	$97,489
Invesco Municipal Premium Income Trust	50,000	37,397	188,067	183,408
     For the fiscal years ended February 29, 2012, the period January 1, 2011 through February 28, 2011, and the fiscal years ended December 31, 2010 and 2009, the Funds paid the Adviser the following amounts for administrative services:

		Two months ended
		February 28,
FUND NAME	February 29, 2012	2011[3]	December 31, 2010	December 31, 2009
Invesco Van Kampen High Income Trust II	$50,000	$8,082	$50,934	$50,493
Invesco High Yield Investments Fund, Inc.	50,000	8,082	42,766	49,000
     For the fiscal year ended February 29, 2012, the period April 1, 2010 through February 28, 2011, and the fiscal years ended March 31, 2010 and 2009, the Funds paid the Adviser the following amounts for administrative services:

		Eleven months ended
		February 28,
FUND NAME	February 29, 2012	2011[4]	March 31, 2010	March 31, 2009
Invesco Municipal Income Opportunities Trust III	$50,000	$46,550	$51,357	$53,791

[2]	The fiscal year end for these Funds changed from May 31 to the last day of February effective February 28, 2011.

[3]	The fiscal year end for these Funds changed from December 31 to February 28, 2011.

[4]	The fiscal year end for this Fund changed from March 31 to the last day of February effective February 28, 2011.

F-2

APPENDIX G
PORTFOLIO MANAGERS
Portfolio Manager Fund Holdings and Information on Other Managed Accounts
     Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The “Investments” chart reflects the portfolio managers’ investments in the Funds that they manage. Accounts are grouped into three categories: (i) investments made directly in the Fund, (ii) investments made in an Invesco pooled investment vehicle with the same or similar objectives and strategies as the Fund, and (iii) any investments made in any Invesco Fund or Invesco pooled investment vehicle. The “Assets Managed” chart reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies, (ii) other pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
Investments
The following information is as of February 29, 2012:

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles
Invesco Value Municipal Income Trust (IIM)
Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Robert Wimmel	None	N/A	$100,001-$500,000

Invesco Municipal Income Opportunities Trust (OIA)

William Black	None	N/A	$100,001-$500,000
Mark Paris	None	N/A	$100,001-$500,000
Jim Phillips	None	N/A	$100,001-$500,000

Invesco Quality Municipal Income Trust (IQI)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Robert Wimmel	None	N/A	$100,001-$500,000

Invesco Van Kampen California Value Municipal Income Trust (VCV)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Julius Williams	None	N/A	$50,001-$100,000
Robert Wimmel	None	N/A	$100,001-$500,000

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles
Invesco Van Kampen High Income Trust II (VLT)

Peter Ehret	None	N/A	$100,001-$500,000
Darren Hughes	None	N/A	$100,001-$500,000
Scott Roberts	None	N/A	$100,001-$500,000

Invesco Van Kampen Municipal Opportunity Trust (VMO)

Thomas Byron	$1-$10,000	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Robert Wimmel	None	N/A	$100,001-$500,000

Invesco Van Kampen Trust for Investment Grade New York Municipals (VTN)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Julius Williams	None	N/A	$50,001-$100,000
Robert Wimmel	None	N/A	$100,001-$500,000

Invesco Van Kampen Municipal Trust (VKQ)

Thomas Byron	$1-$10,000	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Robert Wimmel	None	N/A	$100,001-$500,000

Invesco Value Municipal Bond Trust (IMC)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Robert Wimmel	None	N/A	$100,001-$500,000

Invesco Value Municipal Securities (IMS)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Robert Wimmel	None	N/A	$100,001-$500,000

Invesco Value Municipal Trust (IMT)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Robert Wimmel	None	N/A	$100,001-$500,000

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles
Invesco Municipal Income Opportunities Trust II (OIB)

William Black	None	N/A	$100,001-$500,000
Mark Paris	None	N/A	$100,001-$500,000
Jim Phillips	None	N/A	$100,001-$500,000

Invesco Municipal Income Opportunities Trust III (OIC)

William Black	None	N/A	$100,001-$500,000
Mark Paris	None	N/A	$100,001-$500,000
Jim Phillips	None	N/A	$100,001-$500,000

Invesco Quality Municipal Investment Trust (IQT)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Robert Wimmel	None	N/A	$100,001-$500,000

Invesco Quality Municipal Securities (IQM)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Robert Wimmel	None	N/A	$100,001-$500,000

Invesco California Municipal Income Trust (IIC)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Julius Williams	None	N/A	$50,001-$100,000
Robert Wimmel	None	N/A	$100,001-$500,000

Invesco California Quality Municipal Securities (IQC)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Julius Williams	None	N/A	$50,001-$100,000
Robert Wimmel	None	N/A	$100,001-$500,000

Invesco California Municipal Securities (ICS)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Julius Williams	None	N/A	$50,001-$100,000
Robert Wimmel	None	N/A	$100,001-$500,000

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles
Invesco High Yield Investments Fund, Inc. (MSY)

Peter Ehret	None	N/A	$100,001-$500,000
Darren Hughes	None	N/A	$500,001-$1,000,000
Scott Roberts	None	N/A	$100,001-$500,000

Invesco Municipal Premium Income Trust (PIA)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Robert Wimmel	None	N/A	$100,001-$500,000

Invesco Van Kampen Select Sector Municipal Trust (VKL)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Robert Wimmel	None	N/A	$100,000-$500,000

Invesco Van Kampen Trust for Value Municipals (VIM)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Robert Wimmel	None	N/A	$100,001-$500,000

Invesco New York Quality Municipal Securities (IQN)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Julius Williams	None	N/A	$50,001-$100,000
Robert Wimmel	None	N/A	$100,001-$500,000

Invesco Van Kampen Massachusetts Value Municipal Income Trust (VMV)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Julius Williams	None	N/A	$50,001-$100,000
Robert Wimmel	None	N/A	$100,001-$500,000

Invesco Van Kampen Ohio Quality Municipal Trust (VOQ)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Julius Williams	None	N/A	$100-001-$500,000
Robert Wimmel	None	N/A	$100,001-$500,000

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles
Invesco Van Kampen Trust for Investment Grade New Jersey Municipals (VTJ)

Thomas Byron	None	N/A	$100,001-$500,000
Robert Stryker	None	N/A	$100,001-$500,000
Julius Williams	None	N/A	$50,001-$100,000
Robert Wimmel	None	N/A	$100,001-$500,000

[1]	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.

[2]	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
Assets Managed
The following information is as of February 29, 2012:

	Other Registered Investment
	Companies Managed (assets in		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio	millions)		Managed (assets in millions)		(assets in millions)
Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Invesco Value Municipal Income Trust (IIM)
Thomas Byron	30	$14,150.0	None	None	None	None
Robert Stryker	30	$14,150.0	None	None	None	None
Robert Wimmel	30	$14,150.0	None	None	None	None

Invesco Municipal Income Opportunities Trust (OIA)

William Black	4	$6,171.7	None	None	None	None
Mark Paris	4	$6,171.7	None	None	None	None
Jim Phillips	4	$6,171.7	None	None	None	None

Invesco Quality Municipal Income Trust (IQI)

Thomas Byron	30	$14,118.8	None	None	None	None
Robert Stryker	30	$14,118.8	None	None	None	None
Robert Wimmel	30	$14,118.8	None	None	None	None

	Other Registered Investment
	Companies Managed (assets in		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio	millions)		Managed (assets in millions)		(assets in millions)
Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Invesco Van Kampen California Value Municipal Income Trust (VCV)

Thomas Byron	30	$14,147.6	None	None	None	None
Robert Stryker	30	$14,147.6	None	None	None	None
Julius Williams	12	$2,629.8	None	None	None	None
Robert Wimmel	30	$14,147.6	None	None	None	None

Invesco Van Kampen High Income Trust II (VLT)

Peter Ehret	11	$3,634.5	None	None	None	None
Darren Hughes	7	$1,908.9	None	None	None	None
Scott Roberts	6	$1,885.8	None	None	None	None

Invesco Van Kampen Municipal Opportunity Trust (VMO)

Thomas Byron	30	$13,832.5	None	None	None	None
Robert Stryker	30	$13,832.5	None	None	None	None
Robert Wimmel	30	$13,832.5	None	None	None	None

Invesco Van Kampen Trust for Investment Grade New York Municipals (VTN)

Thomas Byron	30	$14,254.8	None	None	None	None
Robert Stryker	30	$14,254.8	None	None	None	None
Julius Williams	12	$2,954.2	None	None	None	None
Robert Wimmel	30	$14,254.8	None	None	None	None

Invesco Van Kampen Municipal Trust (VKQ)

Thomas Byron	30	$13,759.4	None	None	None	None
Robert Stryker	30	$13,759.4	None	None	None	None
Robert Wimmel	30	$13,759.4	None	None	None	None

Invesco Value Municipal Bond Trust (IMC)

Thomas Byron	30	$14,549.0	None	None	None	None
Robert Stryker	30	$14,549.0	None	None	None	None
Robert Wimmel	30	$14,549.0	None	None	None	None

Invesco Value Municipal Securities (IMS)

Thomas Byron	30	$14,514.1	None	None	None	None
Robert Stryker	30	$14,514.1	None	None	None	None
Robert Wimmel	30	$14,514.1	None	None	None	None

	Other Registered Investment
	Companies Managed (assets in		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio	millions)		Managed (assets in millions)		(assets in millions)
Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Invesco Value Municipal Trust (IMT)

Thomas Byron	30	$13,759.4	None	None	None	None
Robert Stryker	30	$13,759.4	None	None	None	None
Robert Wimmel	30	$13,759.4	None	None	None	None

Invesco Municipal Income Opportunities Trust II (OIB)

William Black	4	$6,184.5	None	None	None	None
Mark Paris	4	$6,184.5	None	None	None	None
Jim Phillips	4	$6,184.5	None	None	None	None

Invesco Municipal Income Opportunities Trust III (OIC)

William Black	4	$6,239.5	None	None	None	None
Mark Paris	4	$6,239.5	None	None	None	None
Jim Phillips	4	$6,239.5	None	None	None	None

Invesco Quality Municipal Investment Trust (IQT)

Thomas Byron	30	$14,332.8	None	None	None	None
Robert Stryker	30	$14,332.8	None	None	None	None
Robert Wimmel	30	$14,332.8	None	None	None	None

Invesco Quality Municipal Securities (IQM)

Thomas Byron	30	$14,335.7	None	None	None	None
Robert Stryker	30	$14,335.7	None	None	None	None
Robert Wimmel	30	$14,335.7	None	None	None	None

Invesco California Municipal Income Trust (IIC)

Thomas Byron	30	$14,408.3	None	None	None	None
Robert Stryker	30	$14,408.3	None	None	None	None
Julius Williams	12	$2,890.5	None	None	None	None
Robert Wimmel	30	$14,408.3	None	None	None	None

Invesco California Quality Municipal Securities (IQC)

Thomas Byron	30	$14,456.5	None	None	None	None
Robert Stryker	30	$14,456.5	None	None	None	None
Julius Williams	12	$2,938.7	None	None	None	None
Robert Wimmel	30	$14,456.5	None	None	None	None

	Other Registered Investment
	Companies Managed (assets in		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio	millions)		Managed (assets in millions)		(assets in millions)
Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Invesco California Municipal Securities (ICS)

Thomas Byron	30	$14,587.9	None	None	None	None
Robert Stryker	30	$14,587.9	None	None	None	None
Julius Williams	12	$3,070.2	None	None	None	None
Robert Wimmel	30	$14,587.9	None	None	None	None

Invesco High Yield Investments Fund, Inc. (MSY)

Peter Ehret	11	$3,620.0	None	None	None	None
Darren Hughes	7	$1,894.3	None	None	None	None
Scott Roberts	6	$1,871.2	None	None	None	None

Invesco Municipal Premium Income Trust (PIA)

Thomas Byron	30	$14,391.2	None	None	None	None
Robert Stryker	30	$14,391.2	None	None	None	None
Robert Wimmel	30	$14,391.2	None	None	None	None

Invesco Van Kampen Select Sector Municipal Trust (VKL)

Thomas Byron	30	$14,322.4	None	None	None	None
Robert Stryker	30	$14,322.4	None	None	None	None
Robert Wimmel	30	$14,322.4	None	None	None	None

Invesco Van Kampen Trust for Value Municipals (VIM)

Thomas Byron	30	$14,424.5	None	None	None	None
Robert Stryker	30	$14,424.5	None	None	None	None
Robert Wimmel	30	$14,424.5	None	None	None	None

Invesco New York Quality Municipal Securities (IQN)

Thomas Byron	30	$14,548.9	None	None	None	None
Robert Stryker	30	$14,548.9	None	None	None	None
Julius Williams	12	$3,031.1	None	None	None	None
Robert Wimmel	30	$14,548.9	None	None	None	None

Invesco Van Kampen Massachusetts Value Municipal Income Trust (VMV)

Thomas Byron	30	$14,580.4	None	None	None	None
Robert Stryker	30	$14,580.4	None	None	None	None
Julius Williams	12	$3,062.6	None	None	None	None
Robert Wimmel	30	$14,580.4	None	None	None	None

	Other Registered Investment
	Companies Managed (assets in		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio	millions)		Managed (assets in millions)		(assets in millions)
Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Invesco Van Kampen Ohio Quality Municipal Trust (VOQ)

Thomas Byron	30	$14,497.5	None	None	None	None
Robert Stryker	30	$14,497.5	None	None	None	None
Julius Williams	12	$2,979.7	None	None	None	None
Robert Wimmel	30	$14,497.5	None	None	None	None

Invesco Van Kampen Trust for Investment Grade New Jersey Municipals (VTJ)

Thomas Byron	30	$14,472.0	None	None	None	None
Robert Stryker	30	$14,472.0	None	None	None	None
Julius Williams	12	$2,954.2	None	None	None	None
Robert Wimmel	30	$14,472.0	None	None	None	None
Potential Conflicts of Interest
     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:
•	The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

•	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•	The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•	Finally, the appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities.
     The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Description of Compensation Structure
For the Adviser and each affiliated Sub-Adviser
     The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:
     Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.
     Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for the Adviser and each of the Sub-Adviser’s investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).
     Each portfolio manager’s compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in the table below.

Sub-Adviser	Performance time period[1]
Invesco [2] Invesco Australia[2] Invesco Deutschland	One-, Three- and Five-year performance against Fund peer group.

Invesco Advisors- Invesco Real Estate[3] Invesco Senior Secured[2,4]	Not applicable

Invesco Canada[2]	One-year performance against Fund peer group. Three- and Five-year performance against entire universe of Canadian funds.

Invesco Hong Kong[2] Invesco Asset Management	One-, Three- and Five-year performance against Fund peer group.

Invesco Japan[5]	One-, Three- and Five-year performance against the appropriate Micropol benchmark.

[1]	Rolling time periods based on calendar year-end.

[2]	Portfolio managers may be granted an annual deferral award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible Funds selected by the portfolio manager at the time the award is granted.

[3]	Portfolio managers for Invesco Global Real Estate Fund, Invesco Real Estate Fund, Invesco Global Real Estate Income Fund and Invesco V.I. Global Real Estate Fund base their bonus on new operating profits of the U.S. Real Estate Division of Invesco.

[4]	Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.

[5]	Portfolio managers for Invesco Pacific Growth Fund’s compensation is based on the one-, three- and five-year performance against the appropriate Micropol benchmark. Furthermore, for the portfolio manager(s) formerly managing the predecessor fund to Invesco Pacific Growth Fund, they also have a ten-year performance measure.
     High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.
     Equity-Based Compensation. Portfolio managers may be granted an annual deferral award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.
     Portfolio managers also participate in benefit plans and programs available generally to all employees.

APPENDIX H
BROKERAGE COMMISSIONS
     For the last three fiscal years ended February 28th or 29th, the Fund paid the following commissions to brokers:

FUND NAME	February 29, 2012	February 28, 2011	February 28, 2010
Invesco Municipal Income Opportunities Trust II	None	None	None
     For the fiscal year ended February 29, 2012, the period November 1, 2010 through February 28, 2011, and the fiscal years ended October 31, 2010 and 2009, the Funds paid the following commissions to brokers:

		Four months ended
	February 29,	February 28,	October 31,	October 31,
FUND NAME	2012	2011[13]	2010	2009
Invesco Value Municipal Income Trust	None	None	$5,061	$45,000
Invesco Quality Municipal Income Trust	None	None	3,154	52,000
Invesco Van Kampen California Value Municipal Income Trust	None	None	4,773	None
Invesco Van Kampen Municipal Opportunity Trust	None	None	None	None
Invesco Van Kampen Trust for Investment Grade New York Municipals	None	None	None	None
Invesco Van Kampen Municipal Trust	None	None	None	None
Invesco Value Municipal Bond Trust	None	None	1,401	10,000
Invesco Value Municipal Securities	None	None	1,945	15,000
Invesco Value Municipal Trust	None	None	3,648	34,000
Invesco Quality Municipal Investment Trust	None	None	1,462	26,000
Invesco Quality Municipal Securities	None	None	1,445	22,000
Invesco California Municipal Income Trust	None	None	4,773	29,000
Invesco California Quality Municipal Securities	None	None	4,354	21,000
Invesco California Municipal Securities	None	None	1,896	9,000
Invesco Van Kampen Select Sector Municipal Trust	None	None	None	None
Invesco Van Kampen Trust for Value Municipals	None	None	None	None
Invesco New York Quality Municipal Securities	None	None	922	7,000
Invesco Van Kampen Massachusetts Value Municipal Income Trust	None	None	None	None
Invesco Van Kampen Ohio Quality Municipal Trust	None	None	None	None
Invesco Van Kampen Trust for Investment Grade New Jersey Municipals	None	None	None	None

[13]	The fiscal year end for these Funds changed from October 31 to the last day of February effective February 28, 2011.

H-1

     For the fiscal year ended February 29, 2012, the period June 1, 2010 through February 28, 2011, and the fiscal years ended May 31, 2010 and 2009, the Funds paid the following commissions to brokers:

		Nine months ended
		February 28,
FUND NAME	February 29, 2012	2011[14]	May 31, 2010	May 31, 2009
Invesco Municipal Income Opportunities Trust	None	None	None	None
Invesco Municipal Premium Income Trust	None	None	4,000	$42,000
     For the fiscal years ended February 29, 2012, the period January 1, 2011 through February 28, 2011, and the fiscal years ended December 31, 2010 and 2009, the Funds paid the following commissions to brokers:

		Two months ended
		February 28,
FUND NAME	February 29, 2012	2011[15]	December 31, 2010	December 31, 2009
Invesco Van Kampen High Income Trust II	None	None	None	$7,000
Invesco High Yield Investments Fund, Inc.	None	None	None	None
     For the fiscal year ended February 29, 2012, the period April 1, 2010 through February 28, 2011, and the fiscal years ended March 31, 2010 and 2009, the Fund paid the following commissions to brokers:

		Eleven months ended
		February 28,
FUND NAME	February 29, 2012	2011[16]	March 31, 2010	March 31, 2009
Invesco Municipal Income Opportunities Trust III	None	.14	None	None

[14]	The fiscal year end for these Funds changed from May 31 to the last day of February effective February 28, 2011.

[15]	The fiscal year end for these Funds changed from December 31 to the last day of February effective February 28, 2011.

[16]	The fiscal year end for this Fund changed from March 31 to the last day of February effective February 28, 2011.

H-2